As filed with the Securities and Exchange Commission on or about April 28, 2020

Registration Statement File No. 333-109620

Registration Statement File No. 811-08619

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 26

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 184

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum

Head of MMUS Law

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐                 immediately upon filing pursuant to paragraph (b) of Rule 485

☒               on   May 1, 2020   pursuant to paragraph (b) of Rule 485

☐                 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐                 on                            pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐                 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual or Group Deferred Variable Annuity Contract

MassMutual EvolutionSM Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Annuity Separate Account 4
This prospectus describes an individual deferred variable annuity contract offered by Massachusetts Mutual Life Insurance Company. We no longer sell the contract. However, we continue to administer existing contracts. The contract provides for accumulation of contract value and annuity payments on a fixed and/or variable basis. Certain features of the contract involve payment of a credit. If you elect any of these features, your contract expenses may be higher with the feature than without them. The amount of any credits may be more than offset by the charges for your elected features.
You, the contract owner, have a number of investment choices in the contract. These investment choices include three fixed account choices and one or more variable investment divisions (sub-accounts) of Massachusetts Mutual Variable Annuity Separate Account 4 (separate account). Each sub-account, in turn, invests in one of the following investment entities (funds). You bear the entire investment risk for all amounts you allocate to a sub-account.
AIM Variable Insurance Funds
   (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Capital Appreciation Fund
Invesco Oppenheimer V.I. Conservative Balanced Fund
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Invesco Oppenheimer V.I. Global Fund
Invesco Oppenheimer V.I. Global Strategic Income Fund
Invesco Oppenheimer V.I. Government Money Fund
Invesco Oppenheimer V.I. International Growth Fund
Invesco Oppenheimer V.I. Main Street Fund®
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Health Care Fund
Invesco V.I. Technology Fund
Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Portfolio
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy
MML Series Investment Fund
MML Aggressive Allocation Fund
MML American Funds Core Allocation Fund
MML American Funds® Growth Fund
MML American Funds® International Fund
MML Balanced Allocation Fund
MML Blue Chip Growth Fund
MML Conservative Allocation Fund
MML Equity Income Fund
MML Equity Index Fund
MML Focused Equity Fund
MML Foreign Fund
MML Fundamental Equity Fund
MML Fundamental Value Fund
MML Global Fund
MML Growth & Income Fund
MML Growth Allocation Fund
MML Income & Growth Fund
MML International Equity Fund
MML Large Cap Growth Fund
MML Managed Volatility Fund
MML Mid Cap Growth Fund
MML Mid Cap Value Fund
MML Moderate Allocation Fund
MML Small Cap Growth Equity Fund
MML Small Company Value Fund
MML Small/Mid Cap Value Fund
MML Total Return Bond Fund
MML Series Investment Fund II
MML Blend Fund
MML Equity Fund
MML High Yield Fund
MML Inflation-Protected and Income Fund
MML Managed Bond Fund
MML Short-Duration Bond Fund
MML Small Cap Equity Fund
MML Strategic Emerging Markets Fund
MML U.S. Government Money Market Fund
PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Portfolio
Voya Investors Trust
VY® Clarion Global Real Estate Portfolio

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2020. The SAI is incorporated by reference into this prospectus. The prospectus and SAI are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC). The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The table of contents for the SAI is on page 60 of this prospectus. For a free copy of the SAI, or for general inquiries, call our Service Center at (800) 272-2216 or write to our Service Center using the following address: MassMutual, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067. (Overnight Mail Address: MassMutual, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111)
Beginning January 1, 2021, we will no longer send you paper copies of fund shareholder reports (Reports) unless you specifically request paper copies from us. The Reports will be available online. We will notify you by mail each time the Reports are posted. The notice will provide the website link(s) to access the Reports as well as instructions for requesting paper copies. If you wish to continue receiving your Reports in paper free of charge from us, please call (866) 444-2450. Your election to receive the Reports in paper will apply to all funds available with your contract. If you have already elected to receive the Reports electronically, you will not be affected by this change and need not take any action. If you wish to receive the Reports and other SEC disclosure documents from us electronically, follow the instructions provided on the inside front cover of this prospectus.
The contract:
•
is not a bank or credit union deposit or obligation.

•
is not FDIC or NCUA insured.

•
is not insured by any federal government agency.

•
is not guaranteed by any bank or credit union.

•
may go down in value.

•
provides guarantees that are subject to our financial strength and claims-paying ability.

The SEC has not approved or disapproved the contract or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.
This prospectus is not an offer to sell the contract in any jurisdiction where it is illegal to offer the contract nor is it an offer to sell the contract to anyone to whom it is illegal to offer the contract.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the MassMutual EvolutionSM Variable Annuity.
Effective May 1, 2020

Index of Special Terms
We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.
Page
2008 Version	4
Accumulation Phase	4
Accumulation Unit	17
Age	11
Annuitant	10
Annuity Date	32
Annuity Options	34
Annuity Payments	33
Annuity Unit Value	33
Claims-Paying Ability	59
Contract Anniversary	95
Free Withdrawals	30
Good Order	18
Income Phase	31
Non-Qualified	46
Pre-2008 Version	4
Purchase Payment	11
Qualified	46
Separate Account	14
Service Center	4
Sub-Account	14
Tax Deferral	5

Contacting the Company
You may contact us by calling the MassMutual Customer Service Center (our Service Center) at (800) 272-2216 Monday through Friday between 8 a.m. and 8 p.m. Eastern Time. You may also contact us by visiting
www.MassMutual.com/contact-us. Additionally, you may write to our Service Center using the following address: MassMutual, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067 or to our overnight mail address at MassMutual, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111.
Overview
The following is intended as a summary. Please read each section of this prospectus for additional detail.
We no longer sell the MassMutual Evolution contract. However, we continue to administer existing contracts, and we continue to accept purchase payments to existing contracts, subject to certain restrictions. See “Additional Purchase Payments.”
2008 and Pre-2008 Versions of the Evolution Contract. This prospectus describes two versions of the Evolution contract: the 2008 Version (contracts applied for on or after 9/8/2008, subject to state availability); and the Pre-2008 Version (contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable). The primary differences are disclosed in the following sections: “Table of Fees and Expenses,” “Persistency Credit,” “Appendix F – Funds” and “Appendix G – Funds.”
Additionally, the expenses for funds offered in the 2008 Version are generally higher than for the funds in the Pre-2008 Version. See “Table of Fees and Expenses – Annual Fund Operating Expenses.”
This annuity is a contract between “you,” the owner, and “us,” Massachusetts Mutual Life Insurance Company (“MassMutual” or the “Company”). The contract is intended for retirement savings or other long-term investment purposes. In exchange for your purchase payments, we agree to pay you an income (annuity payments) when you choose to receive it. You designate the date on which the income period begins. For the 2008 Version this date must be at least 13 months from when you purchase the contract. For the Pre-2008 Version this date must be at least 30 days (13 months for contracts issued in New York) from when you purchase the contract.
The contract has two phases – the accumulation phase and the income phase. Your contract is in the accumulation phase until you apply your entire contract value to an annuity option. During the accumulation phase you can apply purchase payments to your contract and we provide a death benefit. Once you begin receiving annuity payments, that portion of your contract applied to an annuity option enters the income phase. Subject to certain restrictions, you may participate in both phases simultaneously if you apply a portion of your contract value to an annuity option.

Contract Type. The contract described in this prospectus is an individual deferred variable annuity. The contract provides for accumulation of contract value and annuity payments on a fixed and/or variable basis.
The contract is called a variable deferred annuity because you can choose to allocate your purchase payments among various sub-accounts. Contract value allocated to a sub-account is not guaranteed. It is possible to lose your contract value allocated to any of the sub-accounts. If you allocate contract value to the sub-accounts, the amount you are able to accumulate in your contract depends upon the performance of the sub-accounts you select.

The Prospectus and the Contract. The prospectus and SAI describe all material terms and features of your contract. Certain non-material provisions of your contract may be different than the general description in the prospectus and the SAI, and certain riders may not be available because of legal requirements in your state. See your contract for specific variations since any such state variation will be included in your contract or in riders or endorsements attached to your contract.

Additional Features. For an additional charge, the Annual Ratchet Death Benefit and the Guaranteed Minimum Accumulation Benefit are available for election when we issue your contract (subject to the terms and restrictions described in “Additional Features”). The contract also offers an Electronic Document Delivery Credit which provides your contract with a credit if you elect electronic delivery of your prospectus, prospectus supplements and fund annual and semiannual reports. Electronic delivery can be elected at any time.

Death Benefits. The contract offers two death benefit features during the accumulation phase: the Basic Death Benefit or, for an additional charge, the Annual Ratchet Death Benefit. Once the income phase commences, payments upon death may be available to beneficiaries depending on the annuity option elected. See “Death Benefit,” “Additional Features” and “The Income Phase.”

Annuity Options. We make annuity payments based on the annuity option you elect. Subject to certain restrictions, you make a number of choices when you elect an annuity option. These choices include, but are not limited to: duration, number of payees, payments to beneficiaries, and whether payments will be variable and/or fixed payments. See “The Income Phase.”

Investment Choices. You can choose to allocate your purchase payments among various investment choices. Your investment choices include a number of sub-accounts and three fixed accounts. See “Transfers and Transfer Programs – Asset Allocation Programs.”
The number of investment choices may be restricted if you elect certain additional features. See “Investment Choices,” “Additional Features,” “Appendix F – Funds,” “Appendix G – Funds” and “Appendix B – Additional Features.”

Withdrawals. Subject to certain restrictions, you may periodically make partial withdrawals of your contract value. If you make a full withdrawal of your contract value, all your rights under the contract will be terminated except as noted otherwise in this prospectus. Income taxes, tax penalties, and a contingent deferred sales charge (CDSC) may apply to any withdrawal you request. See “Withdrawals,” “Expenses – Contingent Deferred Sales Charge”, and “Taxes.”

Transfers. Subject to certain restrictions, you may periodically transfer contract value among available investment choices. See “Transfers and Transfer Programs.”

Fees. Your contract value will be subject to certain fees. These charges will be reflected in your contract value and may be reflected in any annuity payments you choose to receive from the contract. See “Expenses” and “Table of Fees and Expenses.”

Taxation. The Internal Revenue Code of 1986, as amended (IRC), has certain rules that apply to the contract. These tax treatments apply to earnings from the contract, withdrawals, death benefits and annuity options. See “Taxes.”

Tax Deferral. You are generally not taxed on contract earnings until you take money from your contract. This is known as tax deferral. Tax deferral is automatically provided by tax-qualified retirement plans. There is no additional tax deferral provided when a variable annuity contract is used to fund a tax-qualified retirement plan. Investors should only consider buying a variable annuity to fund a qualified plan for the annuity’s additional features such as lifetime income payments and death benefit protection.

Right to Cancel Your Contract. You have a right to examine your contract. If you change your mind about owning your contract, you can generally cancel it within 10 calendar days after receiving it. However, this time period may vary by state. See “Right to Cancel Your Contract.”

Our Claims-Paying Ability. Any guarantees we make under the contract are subject to our financial strength and claims-paying ability. See “Other Information – Our Ability to Make Payments Under the Contract.”

Table of Fees and Expenses
The following tables describe the fees and expenses you pay when buying, owning, and surrendering the contract. In addition to other fees and expenses shown below, premium taxes may also apply, but are not reflected below.
I. The first table describes the fees and expenses that you will pay at the time that you transfer the value between investment choices, or surrender the contract. We do not deduct a sales charge when we receive a purchase payment, but we may assess a contingent deferred sales charge as noted below.
Owner Transaction Expenses	Current	Maximum
Transfer Fee During the Accumulation Phase	$0	12 free transfers per calendar year; thereafter, $20 per transfer.
2008 Version(1) Contingent Deferred Sales Charge (CDSC) (as a percentage of amount withdrawn or applied to Annuity Option E)	7%	7%
Contingent Deferred Sales Charge Schedule
Contract Year	1	2	3	4	5 and later
Percentage	7%	6%	6%	4%	0%
Pre-2008 Version(1) Contingent Deferred Sales Charge (CDSC) (as a percentage of amount withdrawn or applied to Annuity Option E)	7%	7%
Contingent Deferred Sales Charge Schedule
Contract Year	1	2	3	4	5	6 and later
Percentage	7%	6%	6%	4%	3%	0%
(1)
2008 Version: contracts applied for on or after 9/8/2008, subject to state availability. Pre-2008 Version: contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable.

II. The next table describes fees and expenses you will pay periodically during the time you own the contract, not including underlying fund fees and expenses.
Periodic Contract Charges	Current	Maximum
Annual Contract Maintenance Charge	$40	$60
Separate Account Annual Expenses
(as a percentage of average account value in the separate account on an annualized basis)
Maximum Separate Account Annual Expenses
	Maximum (annual rate)
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Basic Death Benefit & Basic GMIB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB	Annual Ratchet Death Benefit & Basic GMIB
Mortality and Expense Risk Charge	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Administrative Charge	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Death Benefit Charge(1)	0.00%	0.00%	0.00%	0.90%	0.90%	0.90%
GMAB(2) or Basic GMIB(3) Charge	N/A	1.00%	1.25%	N/A	1.00%	1.25%
Total Separate Account Charges	2.00%	3.00%	3.25%	2.90%	3.90%	4.15%
(1)
Your contract includes the Basic Death Benefit unless you elect the Annual Ratchet Death Benefit when we issue your contract.

(2)
GMAB is the Guaranteed Minimum Accumulation Benefit.

(3)
Basic GMIB is the Basic Guaranteed Minimum Income Benefit. See “Table of Fees and Expenses – Other Charges” for MassMutual Guaranteed Income Plus 5 (GMIB 5) and MassMutual Guaranteed Income Plus 6 (GMIB 6).

Current Separate Account Annual Expenses
For 2008 Version Contracts Issued on or after May 1, 2010
(2008 Version contracts were those applied for on or after 9/8/2008, subject to state availability)
	Current (annual rate)
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB
Mortality and Expense Risk Charge	1.60%	1.60%	1.60%	1.60%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Death Benefit Charge(1)	0.00%	0.00%	0.40%	0.40%
GMAB(2) Charge	N/A	0.95%	N/A	0.95%
Total Separate Account Charges	1.75%	2.70%	2.15%	3.10%
For 2008 Version Contracts Issued Prior to May 1, 2010
(2008 Version contracts were those applied for on or after 9/8/2008, subject to state availability)
	Current (annual rate)
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB
Mortality and Expense Risk Charge	1.60%	1.60%	1.60%	1.60%
Administrative Charge	0.15%	0.15%	0.15%	0.15%
Death Benefit Charge(1)	0.00%	0.00%	0.40%	0.40%
GMAB(2) Charge	N/A	0.50%	N/A	0.50%
Total Separate Account Charges	1.75%	2.25%	2.15%	2.65%
For Pre-2008 Version Contracts Issued on or after September 1, 2006
(Pre-2008 contracts were those applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable)
	Current (annual rate)
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Basic Death Benefit & Basic GMIB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB	Annual Ratchet Death Benefit & Basic GMIB
Mortality and Expense Risk Charge	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Administrative Charge	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Death Benefit Charge(1)	0.00%	0.00%	0.00%	0.40%	0.40%	0.40%
GMAB(2) or Basic GMIB(3) Charge	N/A	0.50%	0.65%	N/A	0.50%	0.65%
Total Separate Account Charges	1.55%	2.05%	2.20%	1.95%	2.45%	2.60%
(1)
Your contract includes the Basic Death Benefit unless you elect the Annual Ratchet Death Benefit when we issue your contract.

(2)
GMAB is the Guaranteed Minimum Accumulation Benefit.

(3)
Basic GMIB is the Basic Guaranteed Minimum Income Benefit. See “Table of Fees and Expenses – Other Charges” for MassMutual Guaranteed Income Plus 5 (GMIB 5) and MassMutual Guaranteed Income Plus 6 (GMIB 6).

For Pre-2008 Version Contracts Issued Prior to September 1, 2006
(Pre-2008 contracts were those applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable)
	Current (annual rate)
Elected Feature(s)	Basic Death Benefit	Basic Death Benefit & GMAB	Basic Death Benefit & Basic GMIB	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB	Annual Ratchet Death Benefit & Basic GMIB
Mortality and Expense Risk Charge	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Administrative Charge	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Death Benefit Charge(1)	0.00%	0.00%	0.00%	0.40%	0.40%	0.40%
GMAB(2) or Basic GMIB(3) Charge	N/A	0.40%	0.65%	N/A	0.40%	0.65%
Total Separate Account Charges	1.55%	1.95%	2.20%	1.95%	2.35%	2.60%
(1)
Your contract includes the Basic Death Benefit unless you elect the Annual Ratchet Death Benefit when we issue your contract.

(2)
GMAB is the Guaranteed Minimum Accumulation Benefit.

(3)
Basic GMIB is the Basic Guaranteed Minimum Income Benefit. See “Table of Fees and Expenses – Other Charges” for MassMutual Guaranteed Income Plus 5 (GMIB 5) and MassMutual Guaranteed Income Plus 6 (GMIB 6).

Other Charges
Additional Features(1)
Charges for these additional features are deducted from contract value, and therefore are not included in separate account annual expenses assessed under the contract.
	Current Charge (annual rate)	Maximum Charge (annual rate)
Guaranteed Minimum Income Benefit
MassMutual Guaranteed Income Plus 5 (GMIB 5)	0.65% of current GMIB value	1.50% of current GMIB value
MassMutual Guaranteed Income Plus 6 (GMIB 6)	0.80% of current GMIB value	1.50% of current GMIB value
MassMutual Lifetime Payment Plus
Single Life	0.60% of current benefit base	1.50% of current benefit base
Joint Life	0.85% of current benefit base	1.50% of current benefit base
(1)
For more information about these features, see “Appendix B – Additional Features.”

Annual Fund Operating Expenses
While you own the contract, if your assets are invested in any of the sub-accounts, you will be subject to the fees and expenses charged by the fund in which that sub-account invests. The tables below show the minimum and maximum total operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2019 (before any waivers or reimbursements). Current and future expenses may be higher or lower than those shown. More detail concerning each fund’s fees and expenses that you may periodically be charged during the time that you own the contract is contained in each fund prospectus.
2008 Version: for contracts applied for on or after 9/8/2008, subject to state availability
Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.(1)	0.54%	2.59%
Pre-2008 Version: for contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable
Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.(1)	0.42%	2.37%
(1)
The fund expenses used to prepare these tables were provided to us by the funds. We have not independently verified such information provided to us by funds that are not affiliated with us.

The information above describes the fees and expenses you pay related to the contract. For information on compensation we may receive from the funds and their advisers and sub-advisers, see “Investment Choices – Compensation We Receive from Funds, Advisers and Sub-Advisers.” For information on compensation we pay to broker-dealers selling the contract, see “Other Information – Distribution.”
Examples Using Current and Maximum Expenses
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.
Example I assumes that you withdraw all your contract value at the end of each year shown.

Example II assumes you do not withdraw any contract value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown and we do not deduct a contingent deferred sales charge. For the 2008 Version the income phase is not available until 13 months after you purchase your contract.
Both Example I and Example II assume:
•
that your contract is the 2008 Version,

•
that you invest $10,000 in the contract for the time periods indicated,

•
that you allocate it to a sub-account that has a 5% gross return each year,

•
that you elected the Annual Ratchet Death Benefit and the Guaranteed Minimum Accumulation Benefit,

•
that either the current or maximum fees and expenses in the “Table of Fees and Expenses” apply, and

•
that you selected one of two sub-accounts:

◦
the one that invests in the Asset Allocation Fund with the highest total operating expenses; or

◦
the one that invests in the Asset Allocation Fund with the lowest total operating expenses.

Examples Using Current Expenses
Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.
Years	Example I				Example II
	1	3	5	10	1	3	5	10
Sub-Account with highest total operating expenses (assumes investment in the Asset Allocation Fund with the highest total operating expenses)	$1,059	$1,835	$2,152	$4,388	$424	$1,282	$2,152	$4,388
Sub-Account with lowest total operating expenses (assumes investment in the Asset Allocation Fund with the lowest total operating expenses)	$1,054	$1,818	$2,125	$4,338	$418	$1,264	$2,125	$4,338
Examples Using Maximum Expenses
Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.
Years	Example I				Example II
	1	3	5	10	1	3	5	10
Sub-Account with highest total operating expenses (assumes investment in the Asset Allocation Fund with the highest total operating expenses)	$1,135	$2,055	$2,525	$5,043	$506	$1,516	$2,525	$5,043
Sub-Account with lowest total operating expenses (assumes investment in the Asset Allocation Fund with the lowest total operating expenses)	$1,130	$2,039	$2,498	$4,996	$500	$1,499	$2,498	$4,996
The examples using current expenses reflect the annual contract maintenance charge of  $40 as an annual charge of 0.03%. The examples using maximum expenses reflect the annual contract maintenance charge of  $60 as an annual charge of 0.05%.
The examples do not reflect any premium taxes. However, premium taxes may apply.
The examples should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. The assumed 5% annual rate of return is hypothetical. Actual returns may be greater or less than the assumed hypothetical return.
There is an accumulation unit value history in “Appendix A – Condensed Financial Information.”
There is information concerning compensation payments we make to sales representatives in connection with the sale of the contracts in “Other Information – Distribution.”

The Company
In this prospectus, the “Company,” “we,” “us,” and “our” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico. Products and services are offered primarily through MassMutual’s distribution channels: MassMutual Financial Advisors, Digital Direct to Consumer and Business to Business, Institutional Solutions and Workplace Solutions.
MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.
Ownership of the Contract
Owner
In this prospectus, “you” and “your” refer to the owner of the contract. The owner is named at the time you apply for a contract. The owner can be an individual or a non-natural person (e.g., a corporation, limited liability company, partnership or certain other entities). We will not issue a contract to you if you have passed age 90 (age 85 for contracts issued in New York) as of the date we proposed to issue the contract. The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker-dealers. You should discuss this with your registered representative.
If your contract is non-qualified and owned by a non-natural person, the contract will generally not be treated as an annuity for tax purposes. This means that gain in the contract will be taxed each year while the contract is in the accumulation phase. This treatment is not generally applied to a contract held by a trust or other entity as an agent for a natural person. Before purchasing a contract to be owned by a non-natural person or before changing ownership on an existing contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact. See “Taxes – Non-Natural Owner.”
As the owner of the contract, you exercise all rights under the contract. On and after the annuity date, you continue as the owner. You may change the owner of a non-qualified contract at any time prior to the annuity date by sending written authorization on our form, in good order, to our Service Center. However, in certain states you may not change owners without our approval. We will refuse or accept any requested change on a non-discriminatory basis. Please refer to your contract. Changing the owner may result in tax consequences. If you are participating in MassMutual Lifetime Payment Plus, changes to an owner (or an annuitant, if the owner is a non-natural person) may terminate the feature.
Contracts under qualified plans generally must be held by the plan sponsor or plan trustee. Except for TSAs, Keogh plans, and IRAs, an individual cannot be the owner of a contract held to fund a qualified plan. Therefore, the individuals covered by the qualified plan have no ownership rights.
Joint Owner
Non-qualified contracts can be owned by joint owners. However, the contract cannot be jointly owned if an owner is a non-natural person, or by more than two individuals. We will use the age of the oldest joint owner to determine all applicable benefits under the contract. We will not issue a contract to you if either proposed joint owner has passed age 90 (age 85 for contracts issued in New York) as of the date we proposed to issue the contract. If there are joint owners, we require authorization from both joint owners for all transactions.
Annuitant
The annuitant is the person on whose life we base annuity payments. You designate the annuitant at the time of application. We will not issue a contract to you if the proposed annuitant has passed age 90 (age 85 for contracts issued in New York) as of the date we proposed to issue the contract. You may change the annuitant before the annuity date subject to our approval. However, the annuitant may not be changed on a contract owned by a non-natural person unless the contract was issued under a plan pursuant to IRC Section 401(a), 408(a), 408(b) or 408A. We will use the age of the annuitant to determine all applicable benefits under a contract owned by a non-natural person.

Beneficiary
The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time of application. You may change the beneficiary at any time before you die. To change an irrevocable beneficiary, we must receive written authorization on our form in good order at our Service Center from the irrevocable beneficiary. If you are participating in MassMutual Lifetime Payment Plus, changes to the beneficiary may reduce the value of the benefit.
If you are married and your contract is issued under an ERISA plan, your ability to name a primary beneficiary other than your spouse is restricted.
Beneficiary IRA
Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the required minimum distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, an “eligible designated beneficiary(ies)” may generally establish a Beneficiary IRA by either purchasing a new annuity contract or, in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA continue to be tax-deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.
If the contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), an individual designated beneficiary, and certain trusts as beneficiary, are treated as eligible designated beneficiaries, and can elect to take distributions over their life expectancy (life expectancy of the oldest trust beneficiary).
However, if the contract owner dies on or after January 1, 2020 (on or after January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), only certain designated beneficiaries are treated as eligible designated beneficiaries, and we will only offer the Beneficiary IRA payout option to a designated beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA owner or, (2) is not more than ten years younger than the deceased qualified plan participant or IRA owner. In the future, we may allow additional classes of eligible designated beneficiaries to elect the Beneficiary IRA payout option. For a detailed list of eligibility requirements/restrictions, see “Death Benefit – Beneficiary IRA Election.”
Age
How We Determine Age of Annuitant, Owner and Beneficiary
In this prospectus the term “age,” except when discussed in regards to specific tax provisions, is defined as “insurance age,” which is a person’s age on his/her birthday nearest the date for which the age is being determined. This means we calculate, your age based on your nearest birthday, which could be either your last birthday or your next. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months.
Additional Purchase Payments
We no longer sell the MassMutual Evolution variable annuity contract. However, we do continue to administer existing contracts, and you may continue making additional purchase payments to your contract, subject to the limits described in this section.
The minimum amount we accepted for an initial purchase payment was:
•
$50,000 when the contract was bought as a non-qualified contract; or

•
$15,000 if you bought the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan.

If you exchanged another variable annuity contract, issued by us or one of our affiliated insurance companies, for the contract, then the minimum amount we accepted for an initial purchase payment was $5,000.

Effective March 25, 2009, if you applied for a contract with an election of the Guaranteed Minimum Income Benefit 5 (GMIB 5) or MassMutual Lifetime Payment Plus, the minimum amount we accepted for your initial purchase payment was $25,000 for qualified contracts and $50,000 for non-qualified contracts. The GMIB 5 and MassMutual Lifetime Payment Plus were not available in contracts applied for after March 31, 2009 (subject to state availability).
You can make additional purchase payments to your contract. However, additional payments of less than $250 are subject to our approval.
For contracts issued on or after May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is $1.5 million.
For contracts issued prior to May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is based on your age when we issued the contract. The maximum amount is:
•
$1.5 million up to age 75; or

•
$500,000 if older than age 75 or if the owner is a non-natural person.

For contracts issued in New Jersey, the maximum amount of cumulative purchase payments we accept is based on your age or if the owner is a non-natural person, the age of the annuitant, when we issued the contract. The maximum amount is:
•
$2 million up to age 75; or

•
$1 million if older than age 75.

If there are joint owners, age refers to the oldest joint owner. Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”
Purchase Payment Delivery
You may submit your initial purchase payment, by giving it to your registered representative. You can make additional purchase payments:
•
by mailing a check that clearly indicates your name and contract number to our lockbox:

First Class Mail	Overnight Mail
MassMutual Evolution Annuity Payment Services MassMutual P.O. Box 74908 Chicago, IL 60675-4908	MassMutual Evolution Annuity Payment Services 350 North Orleans Street Receipt & Dispatch, 8th Floor Suite 4908 Chicago, IL 60654
•
by Wire Transfer

JP Morgan Chase Bank New York, New York ABA #021000021 MassMutual Account #323956297 Ref: Annuity Contract # Name: (Your Name)
You may also send purchase payments to our Service Center. We have the right to reject any application or purchase payment.
Automatic Investment Plan (AIP)
Under the AIP, you may authorize us to periodically draw funds from an account of your choosing (restrictions may apply) for the purpose of making subsequent purchase payments to your contract. Contact our Service Center for information regarding setting up an AIP and any restrictions regarding use of AIP.
Allocation of Purchase Payments
General Overview
When you purchased your contract, we applied your purchase payment among the investment choices according to the allocation instructions you provided. If you make additional purchase payments and do not provide new allocation instructions, we will apply each according to the allocation instructions we have on record.

We reserve the right to limit the number of investment choices that you may invest in to a maximum of 18 investment choices (including the fixed accounts) at any one time in the event administrative burdens require such a limitation.
If you are participating in a transfer program, an Asset Allocation Program, a Guaranteed Minimum Accumulation Benefit, a Guaranteed Minimum Income Benefit or MassMutual Lifetime Payment Plus, allocation restrictions apply. See “Transfers and Transfer Programs,” “Additional Features – Guaranteed Minimum Accumulation Benefit,” “Appendix B – Additional Features – Guaranteed Minimum Income Benefit” and “Appendix B – Additional Features – MassMutual Lifetime Payment Plus.”
The Fixed Account
If you are participating in a Guaranteed Minimum Accumulation Benefit, a Guaranteed Minimum Income Benefit or MassMutual Lifetime Payment Plus, you may not allocate purchase payments to The Fixed Account. Otherwise, for contracts issued after December 30, 2011, you may allocate up to 30% of each purchase payment to The Fixed Account (unless your contract was issued in Oregon). For contracts issued after October 25, 2012 in Oregon, you may allocate up to 30% of each purchase payment to The Fixed Account.
For contracts issued on or before December 30, 2011, you may allocate up to 70% of each purchase payment to The Fixed Account (unless your contract was issued in Oregon). For contracts issued on or before October 25, 2012 in Oregon, you may allocate up to 70% of each purchase payment to The Fixed Account.
We reserve the right, upon providing you with 30 days advance notice, to change the percentage allowed, or to disallow completely the allocation of purchase payments to The Fixed Account.
Applying Purchase Payments
Once we receive your initial purchase payment and the necessary information in good order at our Service Center or lockbox, we will issue your contract and apply your initial purchase payment within two business days. If you do not give us all of the information we need, we will notify you. When we receive all of the necessary information, we will then apply your initial purchase payment within two business days. If for some reason we are unable to complete this process within five business days, we will either send back your money or obtain your permission to keep it until we receive all of the necessary information.
If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract on the business day we receive them and all necessary information in good order at our Service Center or lockbox. If we receive your purchase payment at our Service Center or lockbox on a non-business day or after the business day closes, we will credit the amount to your contract effective the next business day. Our business day closes when the New York Stock Exchange (NYSE) closes, usually 4:00 p.m. Eastern Time.
Right to Cancel Your Contract
You have a right to examine your contract. If you change your mind about owning your contract, you can cancel it within ten calendar days after receiving it. However, this time period may vary by state. When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. Unless your state has other requirements you will receive back your contract value as of the business day we receive your contract and your written request in good order at our Service Center, and your contract will be terminated. If you purchase this contract as an IRA, we will return the greater of your purchase payments less any withdrawals you took, or the contract value. For contracts issued in New York, you will receive your contract value plus any previously deducted charges.
Investment Choices
This section discloses information about our separate account; certain fund types (asset allocation and feeder funds); compensation we receive from funds, advisers and sub-advisers; and fixed investment choices. For a brief description of the funds which are offered through our separate account see “Appendix F – Funds” for the 2008 Version and “Appendix G – Funds” for the Pre-2008 Version.

Choose Investment Choices Appropriate for You
When electing among your available investment choices consider your circumstances, investment goals, financial situation and risk tolerance. After you elect investment choices for your initial purchase payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate. Through the contract we offer a number of investment choices, but we do not recommend or endorse any particular investment choice and we do not provide investment advice. Because investment risk is borne by you, carefully consider your investment choice elections.
Understand the Risks Associated with Your Investment Choices
If your contract value is allocated to a fund, your contract value will be influenced by the investment performance of that fund. You will want to read the fund prospectus, especially the section discussing the risks of investing in the fund. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable.
Be Informed
Read this prospectus. Also review information about the funds: the fund prospectus, statement of additional information, annual report and semiannual report.
The Separate Account
We established Massachusetts Mutual Variable Annuity Separate Account 4 (separate account) as a separate account under Massachusetts law on July 9, 1997. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (1940 Act).
The separate account holds the assets that underlie the contracts, except those assets allocated to our general account. We keep the separate account assets separate from the assets of our general account and other separate accounts. The separate account is divided into sub-accounts, each of which invests exclusively in a single investment choice.
We own the assets of the separate account. We credit gains to, or charge losses against, the separate account, whether or not realized, without regard to the performance of other investment accounts. The separate account’s assets may not be used to pay any of our liabilities other than those arising from the contracts. If the separate account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the separate account are not our generalized obligations and will be satisfied solely by the assets of the separate account.
The Funds
The funds available as investment choices under the contract vary between contract versions. If you have the 2008 Version (contracts applied for on or after 9/8/2008, subject to state availability), the funds available under your contract are listed in “Appendix F – Funds.” If you have the Pre-2008 Version (contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable), the funds available under your contract are listed in “Appendix G – Funds.” If your contract value is allocated to a fund, your contract value will be influenced by the investment performance of that fund.
These funds are only available to insurance company separate accounts and qualified retirement plans, are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names and investment goals and policies that are sold directly to the public. While a fund may have many similarities to these other publicly available mutual funds, you should not expect the investment results of the fund to be the same as the investment results of those publicly available mutual funds. We do not guarantee or make any representation that the investment results of the funds will be comparable to the investment results of any other mutual fund, even a mutual fund with the same investment adviser or manager.
Addition, Removal, Closure or Substitution of Funds
We have the right to change the funds offered through the contract, but only as permitted by law. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Changes may only impact certain contract owners. Examples of possible changes include: adding new funds or fund classes; removing existing funds or fund classes; closing existing funds or fund classes; or substituting a fund with a different fund. New or substitute funds may have different fees and expenses. We will not add, remove, close or substitute any shares attributable to your interest in a sub-account without notice to you and prior approval of the SEC, to the extent required by applicable law. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which your contract belongs.
Conflicts of Interest
The funds available with the contract may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of MassMutual. Although we do not anticipate any disadvantages to this, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the separate account from participation in the funds involved in the conflict or substituting shares of other funds.
Compensation We Receive from Funds, Advisers and Sub-Advisers
Compensation We Receive from Advisers and Sub-Advisers
We and certain of our insurance affiliates receive compensation from the advisers and sub-advisers to some of the funds. We may use this compensation to pay expenses that we incur in promoting, issuing, distributing and administering the contract and, providing services, on behalf of the funds, in our role as intermediary to the funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that fund that are attributable to the variable annuity and variable life insurance products issued by us and our affiliates that offer the particular fund (MassMutual’s variable contracts). These percentage rates differ, but currently do not exceed 0.25%. Some advisers and sub-advisers pay us more than others; some do not pay us any such compensation.
The compensation may not be reflected in a fund’s expenses because this compensation may not be paid directly out of a fund’s assets. These payments also may be derived, in whole or in part, from the advisory fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory fees (see the funds’ prospectuses for more information).
In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain funds so that the adviser and sub-adviser can participate in sales meetings conducted by MassMutual. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their funds. For a list of the funds whose advisers and sub-advisers currently pay such compensation, visit www.MassMutual.com/legal/compensation-arrangements or call our Service Center at the number shown on page 1 of this prospectus.
Compensation We Receive from Funds
We and certain of our affiliates also receive compensation from certain funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of a fund’s assets and may be as much as 0.25% of the average net assets of an underlying fund which are attributable to MassMutual’s variable contracts. An investment in a fund with a 12b-1 fee will increase the cost of your investment in this contract.
Compensation and Fund Selection
When selecting the funds that will be available with MassMutual’s variable contracts we consider each fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the funds, their advisers, sub-advisers, or their distributors. The compensation that we receive may be significant and we may profit from this compensation. Additionally, we offer certain funds through the contract at least in part because they are managed by us or an affiliate.
The Fixed Accounts
In most states, we offer three fixed accounts: two fixed accounts for dollar cost averaging (the DCA Fixed Accounts) and The Fixed Account (collectively, the fixed accounts), as investment choices. Purchase payments allocated to the fixed accounts and transfers to the fixed accounts become part of our general account which supports insurance and annuity obligations. The general account has not been registered under the Securities Act of 1933 (1933 Act) nor is the general account registered under the 1940 Act because of exemptive and exclusionary provisions. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed accounts or the general account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. For more information about our general account see “Other Information – Our Ability to Make Payments Under the Contract.”
The DCA Fixed Accounts
You can only participate in one DCA Fixed Account at a time. Further, if you are participating in a DCA Fixed Account, you cannot also participate in an Asset Allocation Program, the Separate Account Dollar Cost Averaging Program, the Automatic Rebalancing Program, the Interest Sweep Option, a Guaranteed Minimum Accumulation Benefit, a Guaranteed Minimum Income Benefit, or the MassMutual Lifetime Payment Plus.
Description
Each DCA Fixed Account is a fixed account from which assets are systematically transferred to any fund(s) you select. You may not transfer your contract value in a DCA Fixed Account to The Fixed Account. During the accumulation phase, you may choose to have your purchase payments allocated to a DCA Fixed Account for the period of the DCA Fixed Account Term (DCA Term). Your election must be in writing.
DCA Term
Currently, you have a choice of two DCA Fixed Accounts: (a) DCA Fixed Account with a DCA Term of six months; or (b) DCA Fixed Account with a DCA Term of 12 months.
To the extent permitted by law, we reserve the right to change the duration of the DCA Terms in the future. Your DCA Term will terminate upon payment of the death benefit. You may only participate in one DCA Fixed Account at a time.
If you elect to make an allocation to a DCA Fixed Account, but your annuity date will occur prior to the end of that DCA Term, your DCA Term will expire early. It will expire on your annuity date. We will transfer any contract value remaining in the DCA Fixed Account on your annuity date in accordance with your DCA Fixed Account transfer instructions in effect at that time. No amounts will remain in the DCA Fixed Account after your annuity date.
How to Participate in the DCA Fixed Account
To participate in the DCA Fixed Account you must apply a purchase payment of  $5,000 or greater to a DCA Term or provide us with evidence satisfactory to us that you will apply $5,000 or more to a DCA Term via transfer(s) from another financial institution. Purchase payments which originate from an annuity contract issued by us or any of our affiliates cannot be allocated to a DCA Fixed Account. We reserve the right to reject purchase payments. You cannot transfer current contract values into the DCA Fixed Account. The first DCA transfer will occur five business days after we receive all or a portion of the purchase payment into the DCA Fixed Account.
Any portion of the sum to be applied to the DCA Fixed Account that we receive after the start of the DCA Term, will be added to the amount in the current DCA Term and will participate only in the remaining period of that DCA Term. You may apply additional purchase payments to the current DCA term. Those additional purchase payments will be added to the amount in the current DCA Term and will participate only in the remaining period of the current DCA Term.
DCA Transfers
We make scheduled monthly transfers from the DCA Fixed Account. The first transfer will occur five business days after we receive your payment allocated to the DCA Fixed Account and a completed DCA Fixed Account election form. You may make a one-time transfer of your remaining contract value in the DCA Fixed Account into any of the funds prior to the expiration of your DCA Term. Your transfer will be effective on the business day we receive, in good order, your written request or telephone request at our Service Center. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. If we receive your transfer request in good order at our Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.
DCA Withdrawals
If you withdraw all or a portion of your contract value during a DCA Term, we will apply our normal withdrawal provisions.
DCA Fees
We reserve the right to assess a fee for processing transactions under the DCA Fixed Account.

DCA Interest Rate
We periodically set the interest rate we credit to the DCA Fixed Account. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts, subject to applicable state law. The interest rate you will receive for the entire DCA Term is the interest rate in effect on the date your DCA Term begins. We guarantee the interest for the full DCA Term.
The Fixed Account
For contracts issued after December 30, 2011, you may allocate up to 30% of each purchase payment to The Fixed Account (unless your contract was issued in Oregon). For contracts issued after October 25, 2012 in Oregon, you may allocate up to 30% of each purchase payment to The Fixed Account.
For contracts issued on or before December 30, 2011, you may allocate up to 70% of each purchase payment to The Fixed Account (unless your contract was issued in Oregon). For contracts issued on or before October 25, 2012 in Oregon, you may allocate up to 70% of each purchase payment to The Fixed Account.
We reserve the right, upon providing you with 30 days advance notice, to change the percentage allowed, or to disallow completely the allocation of purchase payments to The Fixed Account. Currently, if you are participating in a Guaranteed Minimum Accumulation Benefit, a Guaranteed Minimum Income Benefit, or the MassMutual Lifetime Payment Plus, you may not allocate purchase payments to The Fixed Account.
We will only exercise our right to discontinue access to The Fixed Account if the yield on investments will not support the guaranteed minimum interest rate. The guaranteed minimum interest rate is the minimum rate allowed by state law as of the date we issue your contract. Additionally, we will not exercise this right in an unfairly discriminatory manner.
Transfers
There are specific rules limiting your ability to transfer contract value out of or into The Fixed Account. These are detailed in “Transfers and Transfer Programs.”
Withdrawals
If you make a partial withdrawal, we will take the withdrawal amount proportionally from your contract value in your investment choices as of the business day we receive your request, in good order, at our Service Center. Partial withdrawals from The Fixed Account are calculated on a first-in, first-out basis, which means the oldest purchase payments are withdrawn first.
Interest Rate
You do not participate in the investment performance of the assets in The Fixed Account. Instead, we credit your contract with interest at a specified rate that we declare in advance. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts, subject to applicable state law.
Contract Value
Your contract value is the sum of your value in the sub-accounts and the fixed account(s).
Your value in the separate account will vary depending on the investment performance of the funds you choose. In order to keep track of your contract value in the separate account, we use a unit of measure called an accumulation unit. During the income phase of your contract we call the unit an annuity unit if a variable annuity option is elected.
Accumulation Units
Every business day we determine the value of an accumulation unit for each of the sub-accounts. Changes in the accumulation unit value reflect the investment performance of the fund as well as deductions for insurance and other charges.

The value of an accumulation unit may go up or down from business day to business day. The SAI contains more information on the calculation of the accumulation unit value.
When you make a purchase payment, we credit your contract with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account. When you make a withdrawal, we deduct from your contract accumulation units representing the withdrawal amount.
We calculate the value of an accumulation unit for each sub-account after the NYSE closes each business day. Any change in the accumulation unit value will be reflected in your contract value.
Example:
On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the MML Managed Bond sub-account. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the MML Managed Bond sub-account is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the MML Managed Bond sub-account.
Business Days and Non-Business Days
Our business day closes when the NYSE business day closes. The NYSE business day usually closes at 4:00 p.m. Eastern Time. Our non-business days are those days when the NYSE is not open for trading.
Sending Requests in Good Order
From time to time you may want to submit a request for transfer among investment choices, a withdrawal, a change of beneficiary, or some other action. We can only act upon your request if we receive it in “good order.” Contact our Service Center to learn what information we require for your request to be in “good order.” Generally, your request must include the information and/or documentation we need to complete the action without using our own discretion to carry it out. Additionally, some actions may require that you submit your request on our form. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time. To help protect against unauthorized or fraudulent telephone instructions, we will use reasonable procedures to confirm that telephone instructions given to us are genuine. We may record all telephone instructions.
In addition to written requests, we may allow requests to our Service Center:
•
by fax at (866) 329-4272,

•
by e-mail at ANNfax@MassMutual.com,

•
by telephone at (800) 272-2216, or

•
by internet at www.MassMutual.com/loginsc.

Fax, telephone, e-mail or internet transactions may not always be available. Fax, telephone and computer systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. We may make these additional methods available at our discretion. They may be suspended or discontinued at any time without notice. Not all transaction types can be requested by fax, telephone or the internet.
Transfers and Transfer Programs
General Overview
We have the right to terminate, suspend or modify the transfer and transfer program provisions described in this prospectus.
Transfers Among Investment Choices
Generally, you can transfer all or part of your contract value among investment choices. However, there are restrictions that are detailed later in this section.

Transfer Requests
You can make transfers by written request, e-mail, telephone, fax, or by other means we authorize. You must clearly indicate the amount and investment choices from and to which you wish to transfer.
Transfer Effective Date
Your transfer is effective on the business day we receive your fully completed request in good order at our Service Center. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. If we receive your transfer request in good order at our Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.
Your registered representative may provide us with instructions on your behalf involving fund transfers subject to our rules and requirements, including the restrictions on frequent trading and market timing activities.
Transfers During the Accumulation Phase
Transfer Fee
During the accumulation phase we do not assess a transfer fee. However, we reserve the right to allow 12 free transfers per calendar year and charge an amount of  $20 per transfer in excess of 12.
Transfer Amounts
Currently, we do not restrict the amount you can transfer to a fund. However, we reserve the right to require a minimum transfer amount equal to $1,000 or the entire amount in a fund, if less. We waive this requirement if a transfer is made due to participation in an Asset Allocation Program, the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, the DCA Fixed Accounts or the Automatic Rebalancing Program. Currently, we do not require that a minimum amount remain in a fund after you make a transfer. However, we reserve the right to require that a minimum amount of  $1,000 remain in a fund after a transfer, unless you transfer the entire fund value.
Limits on Transfers
References to “The Fixed Account” pertain only to The Fixed Account and not the DCA Fixed Accounts. For DCA Fixed Account transfer rules see “Investment Choices – The Fixed Accounts – The DCA Fixed Accounts.”
•
For contracts issued after December 30, 2011, we currently limit any transfer from the funds such that no transfer can cause your value in The Fixed Account to exceed 30% of your contract value (unless your contract was issued in Oregon). For contracts issued after October 25, 2012 in Oregon, we currently limit any transfer from the funds such that no transfer can cause your value in The Fixed Account to exceed 30% of your contract value.

For contracts issued on or before December 30, 2011, we currently limit any transfer from the funds such that no transfer can cause your value in The Fixed Account to exceed 70% of your contract value (unless your contract was issued in Oregon). For contracts issued on or before October 25, 2012 in Oregon, we currently limit any transfer from the funds such that no transfer can cause your value in The Fixed Account to exceed 70% of your contract value.
We reserve the right, upon providing you with 30 days notice, to change this percentage or to disallow transfers to The Fixed Account.
•
If your contract value in The Fixed Account is $500 or less at the time of your transfer, then you may transfer the entire amount out of The Fixed Account.

If your contract value in The Fixed Account is more than $500, then we limit the amount you can transfer out of The Fixed Account. Each contract year, we will allow you to transfer up to 30% of your contract value in The Fixed Account as of your first transfer in that contract year. The 30% can be transferred at one time, or through several transfers during the contract year. If you transfer 30% of your contract value in The Fixed Account for three consecutive contract years, in the fourth consecutive contract year you may transfer up to the entire amount in The Fixed Account, provided that you have not applied payments or transferred contract value into The Fixed Account from the time the first annual transfer was made.
We measure a contract year from the anniversary of the day we issued your contract. We calculate transfers out of The Fixed Account on a first-in, first-out basis. In other words, we transfer amounts attributed to the oldest purchase payments first; then we transfer amounts attributed to the next oldest purchase payment; and so on.

•
We consider The Fixed Account and a money market fund to be “competing accounts.” Transfers between competing accounts are not allowed, except as described in this paragraph. For a period of ninety days following a transfer out of a competing account, no transfers may be made into that same account or any other competing account. However, transfers may be made from a money market fund to The Fixed Account without regard to the competing account restrictions.

•
If you are participating in a transfer program, an Asset Allocation Program, a Guaranteed Minimum Accumulation Benefit, a Guaranteed Minimum Income Benefit, or MassMutual Lifetime Payment Plus, additional transfer restrictions may apply. See “Transfers and Transfer Programs,” “Additional Features – Guaranteed Minimum Accumulation Benefit,” “Appendix B – Additional Features – Guaranteed Minimum Income Benefit,” and “Appendix B – Additional Features – MassMutual Lifetime Payment Plus.”

Limits on Frequent Trading and Market Timing Activity
The contract and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a fund in the following ways:
•
by requiring the fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•
by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on fund performance that could impact all contract owners and beneficiaries under the contract, including long-term contract owners who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers of contract value among the funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase the contract.
We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of funds among the sub-accounts, there can be no assurance that we will be able to identify and curtail every instance of trading of those who trade frequently or those who employ a market timing strategy or those who act as intermediaries on behalf of such persons. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
In addition, some of the funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the funds may reflect lower performance and higher expenses across all contracts as a result of undetected abusive trading practices.
If we, or the investment adviser to any of the funds available with the contract, determine that a contract owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will allow the contract owner to submit transfer requests by regular mail only. We will not accept other owner transfer requests if submitted by overnight mail, fax, the telephone, our website, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. Therefore, we reserve the right to reject, without prior notice, any fund transfer request if the investment in the fund is not accepted for any reason.
The funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the funds describe the funds’ frequent trading and market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading or market timing policies established by the fund.
Contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require that we restrict or prohibit further purchases or transfers as requested by a fund on all contracts owned by a contract owner whose trading activity under one variable contract has violated a fund’s frequent trading or market timing policy. If a fund believes that an omnibus order reflects one or more transfer requests from contract owners engaged in frequent trading or market timing activity, the fund may reject the entire omnibus order.
We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only.
Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:
•
not accept transfer instructions from a contract owner or other person authorized to conduct a transfer;

•
limit the number of transfer requests that can be made during a contract year; and

•
require the value transferred into a fund to remain in that fund for a particular period of time before it can be transferred out of the fund.

We will apply any restrictive action we take uniformly to all contract owners we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity.
We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all contract owners.
Transfers During the Income Phase
You may make six transfers between the funds each calendar year. We will not assess a transfer fee on those transfers. You cannot transfer from the general account to a fund, but you can transfer from one or more funds to the general account once a contract year. We currently do not restrict the amount that you can transfer. However, we reserve the right to institute a minimum transfer amount equal to $1,000 or the entire value in a fund, if less. After a transfer, the minimum amount which must remain in a fund is $1,000 unless you have transferred the entire value.
Asset Allocation Programs
We restrict which Asset Allocation Programs are available to you based on your elected additional features and when your contract is issued.
Asset Allocation Programs and Additional Features
You must elect an Asset Allocation Program if you are participating in the:
•
Guaranteed Minimum Accumulation Benefit (GMAB); or

•
Guaranteed Minimum Income Benefit (GMIB); or

•
MassMutual Lifetime Payment Plus.

If you are participating in one of the features listed above, we describe in this section which Asset Allocation Programs are available to you.
If you are not participating in the GMIB, GMAB or MassMutual Lifetime Payment Plus, you may elect to participate in the following Asset Allocation Programs:
•
Asset Allocation Funds; or

•
Custom Allocation Choice (for contracts issued prior to 5/1/2010); or

•
Directed Allocation Models. (Directed Allocation Models are only available if you were participating in a model as of 1/18/2008. If you subsequently elect a different Asset Allocation Program, you cannot return to the Directed Allocation Models.)

Transfers Within Asset Allocation Programs
You may make transfers as permitted within your elected Asset Allocation Program and you may transfer from one Asset Allocation Program to another (subject to availability). If you are participating in the GMAB, GMIB or MassMutual Lifetime Payment Plus, you may make transfers outside of the Asset Allocation Programs only if you first cancel your election of the GMAB, GMIB or MassMutual Lifetime Payment Plus and then make the transfer request subject to the terms and conditions described in “Transfers and Transfer Programs.”
For Contracts Issued on or after 5/1/2010
Asset Allocation Programs Available with the GMAB
If you participate in the GMAB, you must elect one of the following Asset Allocation Programs:
•
Custom Allocation Choice Select; or

•
Asset Allocation Funds (restrictions apply, see “Asset Allocation Programs – Asset Allocation Funds”).

For Contracts Issued Prior to 5/1/2010
Asset Allocation Programs Available with the GMAB, GMIB and MassMutual Lifetime Payment Plus
If you participate in the GMAB, GMIB or MassMutual Lifetime Payment Plus you must elect one of the following Asset Allocation Programs:
•
Custom Allocation Choice Select (only available with GMAB); or

•
Custom Allocation Choice; or

•
Asset Allocation Funds (restrictions apply, see “Asset Allocation Programs – Asset Allocation Funds”); or

•
Directed Allocation Models. (Directed Allocation Models are unavailable with MassMutual Lifetime Payment Plus. Additionally, Directed Allocation Models are only available if you were participating in a model as of 1/18/2008. If you subsequently elect a different Asset Allocation Program, you cannot return to the Directed Allocation Models.)

Custom Allocation Choice Select
You may only elect Custom Allocation Choice Select if you are participating in GMAB. If you elect Custom Allocation Choice Select, you must allocate your contract value within the Custom Allocation Choice Select parameters. The parameters are the minimum and maximum that may be allocated to each style of investment choice offered through Custom Allocation Choice Select. Periodically, we will rebalance your contract value so that it continues to follow the parameters. You can elect that the rebalancing occur quarterly, annually or semiannually during each calendar year. If you do not make an election, rebalancing will occur quarterly. See “Appendix H” for Custom Allocation Choice Select parameters and investment choices. Participation in Custom Allocation Choice Select does not assure a profit and does not protect you against loss in a declining market. We will terminate your participation in Custom Allocation Choice Select:
•
if you apply your full contract value to an annuity option;

•
if you withdraw the total contract value;

•
upon payment of the death benefit; or

•
if you request that we end the program (in writing or by telephone).

Custom Allocation Choice
If you elect Custom Allocation Choice, you must allocate your contract value within the Custom Allocation Choice parameters. The parameters are the minimum and maximum that may be allocated to each style of investment choice offered through the contract. Periodically, we will rebalance your contract value so that it continues to follow the parameters. You can elect that the rebalancing occur quarterly, annually or semi-annually during each calendar year. If you do not make an election, rebalancing will occur quarterly. Custom Allocation Choice parameters and investment choices are shown in “Appendix I.” Participation in Custom Allocation Choice does not assure a profit and does not protect you against loss in a declining market. We will terminate your participation in Custom Allocation Choice:
•
if you apply your full contract value to an annuity option;

•
if you withdraw the total contract value;

•
upon payment of the death benefit; or

•
if you request that we end the program (in writing or by telephone).

Asset Allocation Funds
If you are participating in a GMAB, GMIB or MassMutual Lifetime Payment Plus, you can fulfill our requirement that you participate in an Asset Allocation Program, by allocating all of your contract value to one of our Asset Allocation Funds. While participating in this program you can make transfers by moving your full contract value from one Asset Allocation Fund to another.
The funds are as follows:
•
MML Aggressive Allocation Fund

The MML Aggressive Allocation Fund is not available as an investment choice if you are participating in MassMutual Guaranteed Income Plus 6 or MassMutual Lifetime Payment Plus. Additionally, this fund is unavailable if your contract was issued on or after 4/15/2009 and you are participating in MassMutual Guaranteed Income Plus 5 or the Guaranteed Minimum Accumulation Benefit.
•
MML American Funds Core Allocation Fund

•
MML Balanced Allocation Fund

•
MML Conservative Allocation Fund

•
MML Growth Allocation Fund

The MML Growth Allocation Fund is not available as an investment choice if your contract was issued on or after 5/1/2010 and you are participating in the Guaranteed Minimum Accumulation Benefit.
•
MML Moderate Allocation Fund

If you are not participating in a GMAB, a GMIB or MassMutual Lifetime Payment Plus, you may allocate a portion or all of your contract value to any of these funds.
Directed Allocation Models
If you elect a directed allocation model (model), the model you elect will determine which investment choices your contract value is invested in and how much of your contract value is allocated to each investment choice. The directed allocation models are static models which means the underlying investment allocations within each model will not change over time.
Participation in a model does not assure a profit and does not protect you against loss in a declining market. We will rebalance your contract value each calendar year quarter so it continues to follow your elected model strategy. Contract value in the fixed accounts will not be rebalanced. For a detailed description of the available models, contact our Service Center or your registered representative.
While participating in a model you may transfer your contract value by changing models. If you do submit a transfer request other than a request to change your model, we will terminate your participation in the directed allocation models and notify you of the termination.
An exception to this is if you transfer contract value from The Fixed Account into a fund or funds. In this case we will not cancel your participation in the directed allocation models.
Additionally, we will terminate your participation in the directed allocation models:
•
if you apply your full contract value to an annuity option;

•
if you withdraw the total contract value;

•
upon payment of the death benefit; or

•
if you request that we end the program (in writing or by telephone).

If you transfer out of the directed allocation models, they are no longer available for you to re-elect after 1/18/2008.
Transfer Programs
For detailed rules and restrictions pertaining to these programs and instructions for electing a program contact our Service Center.

Overview
We currently offer the following transfer programs:
•
Separate Account Dollar Cost Averaging Program;

•
Automatic Rebalancing Program; and

•
Interest Sweep Option.

These programs are only available during the accumulation phase of your contract.
You may only participate in one of these programs at any one time.
You may not participate in these programs if you have a current election of a DCA Fixed Account, an Asset Allocation Program, a Guaranteed Minimum Accumulation Benefit, a Guaranteed Minimum Income Benefit, or MassMutual Lifetime Payment Plus.
We do not charge you for participation in these programs.
Separate Account Dollar Cost Averaging Program
This program allows you to systematically transfer a set amount or percentage from a selected fund to any of the other funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the program through periods of fluctuating price levels.
Your Separate Account Dollar Cost Averaging Program will terminate:
•
if you withdraw the total contract value;

•
upon payment of the death benefit;

•
if the last transfer you selected has been made;

•
if there is insufficient contract value in the source fund to make the transfer; or

•
if we receive from you, in good order, a written request or a request over the telephone to terminate the program prior to the next scheduled transfer date.

Automatic Rebalancing Program
Over time, the performance of each fund may cause your allocation to shift from your original allocation. You can direct us to automatically rebalance your contract value allocated to the funds in order to return to your original percentage allocations by selecting our Automatic Rebalancing Program. Contract value allocated to the fixed accounts cannot participate in the Automatic Rebalancing Program.
This program will terminate:
•
if you withdraw the total contract value;

•
upon payment of the death benefit;

•
if we receive from you, in good order, a written request or a request over the telephone to terminate the program or

•
if we receive any unscheduled transfer request.

Interest Sweep Option
Under this program, we will automatically transfer earnings from your contract value in The Fixed Account to any one fund or combination of funds that you select. By allocating these earnings to the funds, you can pursue further growth in the value of your contract through more aggressive investments. However, the Interest Sweep Option does not assure a profit and does not protect against loss in declining markets.
This program will terminate:
•
if, as the result of a withdrawal, you no longer have contract value in The Fixed Account;

•
if, at time of transfer, no interest is available for transfer (for example, if the interest earned is required to cover contract related charges or has been part of a partial withdrawal);

•
upon payment of the death benefit; or

•
if we receive from you, in good order, a written request or a request over the telephone to terminate the program prior to the next scheduled transfer date.

Withdrawals
Your ability to take a withdrawal may be restricted by certain provisions of the Internal Revenue Code. Furthermore, if your contract is issued under a qualified plan, your ability to take a withdrawal may be restricted by your plan documents. Income taxes, tax penalties, a contingent deferred sales charge and certain restrictions may apply to any withdrawal you make.
During the accumulation phase you may make either partial or full withdrawals of your contract value.
We take any partial withdrawal proportionally from your contract value in your selected investment choices. We reserve the right to limit you to one partial withdrawal per contract year.
When a partial withdrawal is made from a contract, we reflect the withdrawal as a reduction to the value of the contract’s death benefit and to any elected Guaranteed Minimum Accumulation Benefit or Guaranteed Minimum Income Benefit. We may also reflect it as a reduction to any elected MassMutual Lifetime Payment Plus. We describe the impact of withdrawals under each feature’s description. Where we reflect a reduction as a percentage of contract value withdrawn, the benefit may be reduced by more than the actual dollar amount of the withdrawal. The reduction will be greater when the value of your contract investment choices is lower due to market performance or other variables.
When making a partial withdrawal you must withdraw at least $100. After you make a partial withdrawal we require you to keep at least $2,000 in your contract. If your partial withdrawal is a required minimum distribution we do not require a minimum contract value following that partial withdrawal. We reserve the right to change these amounts. If you are participating in MassMutual Lifetime Payment Plus, GMIB 5 or GMIB 6, we do not require a minimum contract value following a partial withdrawal.
If you withdraw your full contract value, the contract terminates and does not provide a death benefit, a Guaranteed Minimum Accumulation Benefit or the Basic GMIB. However, the MassMutual Lifetime Payment Plus, GMIB 5 and GMIB 6 features may still provide a benefit if you make a full withdrawal. See “Appendix B – Additional Features – MassMutual Lifetime Payment Plus” and “Appendix B – Additional Features – GMIB 5 and GMIB 6.”
When you make a full withdrawal you will receive the value of your contract:
•
less any applicable contingent deferred sales charge;

•
less any applicable premium tax;

•
less any contract maintenance charge, and

•
less any purchase payments we credited to your contract that have not cleared the bank, until they clear the bank.

Requests in Writing
To request a withdrawal in writing, submit in good order to our Service Center, our partial surrender or full surrender form. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a “letter of acceptance” from the financial institution.
Requests by Other Means
You may request certain partial and full withdrawals by other means we authorize such as e-mail, telephone, or fax. Contact our Service Center for details.
Withdrawal Effective Date
For written requests, your withdrawal is effective on the business day we receive, in good order, at our Service Center:
•
our partial surrender or full surrender form; and

•
if applicable, a “letter of acceptance.”

If we receive this item(s) at our Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day. For e-mail, telephone or fax requests, your withdrawal is effective on the business day we receive your request in good order, provided it is received prior to the close of business. For requests received after the close of the business day, your withdrawal will be effective on the next business day.
Delivery of Withdrawal Amount
We will pay any withdrawal amount within seven days of the withdrawal effective date, unless we are required to suspend or postpone withdrawal payments. See “Other Information – Suspension of Payments or Transfers.”
We will pay any full or partial withdrawal to the qualified plan trustee or plan administrator, if you purchased your contract under a tax-qualified retirement plan, a non-qualified deferred compensation plan or a deferred compensation plan for a tax-exempt organization. The only exceptions are for required minimum distribution payments and for withdrawals from individually-owned qualified contracts.
Systematic Withdrawal Program
For detailed rules and restrictions pertaining to this program and instructions for electing the program contact our Service Center. The Systematic Withdrawal Program (SWP) allows you to set up automatic periodic withdrawals from your contract value. We do not charge you for participation in the SWP. We will take any withdrawal under this program proportionally from your contract value in your selected investment choices. You may not participate in the SWP if you elected the Nursing Home Waiver Benefit and we are currently waiving the contingent deferred sales charge in accordance with that benefit. Your SWP will terminate:
•
if you withdraw your total contract value;

•
if the next systematic withdrawal will lower your contract value below the minimum contract value we allow following a partial withdrawal, unless your withdrawal is a minimum required distribution;

•
if the MassMutual Guaranteed Income Plus 5 or MassMutual Guaranteed Income Plus 6 are in effect and your next systematic withdrawal will cause withdrawals in the current contract year to exceed the current contract year interest credited on your GMIB value;

•
if MassMutual Lifetime Payment Plus is in effect and your next systematic withdrawal will cause withdrawals in the current contract year to exceed the Guaranteed Lifetime Withdrawal Amount or the Guaranteed Withdrawal Amount;

•
if we receive, in good order, a notification of the owner’s death;

•
if we receive, in good order, a notification of the annuitant’s death if the owner is a non-natural person;

•
if we process the last withdrawal you selected;

•
if you apply your full contract value to an annuity option; or

•
if we receive from you, in good order, a written request or request over the telephone to terminate the program any time before or on the next withdrawal date. If your contract is a Beneficiary IRA, your SWP cannot be terminated.

Expenses
This section describes the charges and deductions we make under the contract to compensate us for the services and benefits we provide, costs and expenses we incur and risks we assume. We may profit from the charges deducted and we may use any such profits for any purpose, including payment of distribution expenses. These charges and deductions reduce the return on your investment in the contract. These charges and expenses are:
Insurance Charges
Each business day we deduct our insurance charges from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:
•
the mortality and expense risk charge; and

•
the administrative charge.

Mortality and Expense Risk Charge
For the 2008 Version (contracts applied for on or after 9/8/2008, subject to state availability) the mortality and expense risk charge is equal, on an annual basis, to 1.60% of the daily value of the assets invested in each fund, after fund expenses are deducted. For the Pre-2008 Version (contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable) the percentage is 1.40%. We may increase this charge at any time while you own the contract, but the charge will never exceed 1.75%.
This charge is for:
•
the mortality risk associated with the insurance benefits provided, including our obligation to make annuity payments after the annuity date regardless of how long all annuitants live, the death benefits, and the guarantee of rates used to determine your annuity payments during the income phase; and

•
the expense risk that the current charges will be insufficient to cover the actual cost of administering the contract.

If the current mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss. If this is the case, we may raise the mortality and expense risk charge in order to restore profitability. In no case will we raise the charge above the guaranteed amount. If the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the contract.
Administrative Charge
This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund, after fund expenses are deducted. We assess this charge, together with the annual contract maintenance charge, to reimburse us for all the expenses associated with the administration of the contract and the separate account. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. We may increase this charge at any time while you own the contract, but the charge will never exceed 0.25%.
Charges for Additional Features
Annual Ratchet Death Benefit Charge
If you select the Annual Ratchet Death Benefit, we will assess a charge. Each business day we deduct the charge from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units. This charge is equal, on an annual basis, to 0.40% of the daily value of the assets invested in each fund, after fund expenses are deducted. We may increase this charge at any time while you own the contract, but the charge will never exceed 0.90%.
Guaranteed Minimum Accumulation Benefit Charge
If you elect the Guaranteed Minimum Accumulation Benefit, we will assess a charge. Each business day while the feature is in effect we deduct the charge from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units. This charge is equal, on an annual basis, to a percentage of the daily value of the assets invested in each fund, after fund expenses are deducted. The charge varies by contract issue date: 0.95% (for contracts issued on or after 5/1/2010); 0.50% (for contracts issued on or after 9/1/2006 and prior to 5/1/2010); 0.40% (for contracts issued prior to 9/1/2006). We may increase this charge at any time while you own the contract, but the charge will never exceed 1.00%. If you elect to discontinue the Guaranteed Minimum Accumulation Benefit and its associated benefit, the charge will be discontinued on the business day we receive our form in good order at our Service Center.
Guaranteed Minimum Income Benefit Charge
2008 Version and Pre-2008 Version MassMutual Guaranteed Income Plus 5 (GMIB 5)
If you elected GMIB 5, we will deduct a charge from your contract value in the funds. The charge is equal, on an annual basis, to 0.65% of the GMIB value as of the date we deduct the charge. We may increase this charge at any time while you own the contract, but the charge will never exceed 1.50%. We will deduct the charge for GMIB 5 quarterly in arrears while the feature remains in effect, commencing on the first quarter of your first contract year. Should you apply your full contract value to an annuity option, cancel this feature or fully surrender your contract, the final charge for this feature will occur on the immediately preceding contract year quarter.

2008 Version and Pre-2008 Version MassMutual Guaranteed Income Plus 6 (GMIB 6)
If you elected GMIB 6, we will deduct a charge from your contract value in the funds. The charge is equal, on an annual basis, to 0.80% of the GMIB value as of the date we deduct the charge. We may increase this charge at any time while you own the contract, but the charge will never exceed 1.50%. We will deduct the charge for GMIB 6 quarterly in arrears while the feature remains in effect, commencing on the first quarter of your first contract year. Should you apply your full contract value to an annuity option, cancel this feature or fully surrender your contract, the final charge for this feature will occur on the immediately preceding contract year quarter.
Basic GMIB
If you elected the Basic GMIB, we will assess a charge. Each business day until you apply your full contract value to an annuity option or cancel the feature, we deduct the charge from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units. This charge is equal, on an annual basis, to 0.65% of the daily value of the assets invested in each fund, after fund expenses are deducted. We may increase this charge at any time while you own the contract, but the charge will never exceed 1.25%. If you elect to discontinue the Basic GMIB, the charge will be discontinued on the business day we receive our form in good order at our Service Center. If you apply your full contract value to an annuity option, the charge will be discontinued on your annuity start date. The contract rider describing this Basic GMIB refers to the GMIB Value as the Guaranteed Annuitization Value or the Guaranteed Minimum Income Benefit.
MassMutual Lifetime Payment Plus Charge
If you elected MassMutual Lifetime Payment Plus, we will deduct a charge from your contract value in the funds. The charge is equal, on an annual basis to a percentage of the benefit base as of the date the charge is deducted. We may increase this charge at any time while you own the contract, but the charge will never exceed 1.50%. We will deduct the charge quarterly in arrears while the feature remains in effect, commencing on the first quarter of your first contract year. Should you enter the settlement phase, apply your full contract value to an annuity option, cancel this feature or fully surrender your contract, the final charge for this feature will occur on the immediately preceding contract year quarter. Currently, the charge is as follows: MassMutual Lifetime Payment Plus – Single Life 0.60%; MassMutual Lifetime Payment Plus – Joint Life 0.85%.
Annual Contract Maintenance Charge
At the end of each contract year, we deduct $40 from your contract value in the funds as an annual contract maintenance charge. The actual amount we deduct may vary by state. We assess this charge, together with the administrative charge, to reimburse us for all the expenses associated with the administration of the contract and the separate account. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. We may increase this charge at any time while you own the contract, but the charge will never exceed $60. If we increase this charge, we will give you 90 days prior notice. Subject to state regulations, we will deduct the annual contract maintenance charge proportionately from your contract value invested in the funds.
If you make a full withdrawal from your contract, we will deduct the full annual contract maintenance charge. If your contract enters the income phase on a date other than its contract anniversary, we will deduct a pro rata portion of the charge.
Contingent Deferred Sales Charge (CDSC)
We do not deduct a sales charge when we receive a purchase payment. However, we may assess a contingent deferred sales charge on the amount you withdraw that exceeds the free withdrawal amount and the amount you apply to Annuity Option E. We use this charge to cover certain expenses relating to the sale of the contract. The charge is a percentage of the amount you withdraw or apply to an annuity option.
If we assess a contingent deferred sales charge, we will deduct it from the amount you withdraw or apply to Annuity Option E.
The amount of the charge depends on:
•
the amount you withdraw or apply to Annuity Option E; and

•
the length of time between when we issued your contract and when you make a withdrawal or apply a portion or all of your contract value to Annuity Option E.

The contingent deferred sales charge is assessed as follows:
2008 Version: for contracts applied for on or after 9/8/2008, subject to state availability
Contract Year When Withdrawal is Made or Contract Value is Applied to Annuity Option E	Charge (as a percentage of amount withdrawn or applied to Annuity Option E)
1st Year	7%
2nd Year	6%
3rd Year	6%
4th Year	4%
5th Year and thereafter	0%
Pre-2008 Version: for contracts applied for prior to 9/8/2008 or in a state where the
2008 Version was unavailable
Contract Year When Withdrawal is Made or Contract Value is Applied to Annuity Option E	Charge (as a percentage of amount withdrawn or applied to Annuity Option E)
1st Year	7%
2nd Year	6%
3rd Year	6%
4th Year	4%
5th Year	3%
6th Year and thereafter	0%
In addition to the free withdrawals described later in this section, we will not impose a contingent deferred sales charge under the following circumstances.
•
Upon payment of the death benefit.

•
On amounts withdrawn as required minimum distributions (RMDs), to the extent they exceed the free withdrawal amount. In order to qualify for this exception, you must be participating in a systematic withdrawal program established for the payment of RMDs, under which the annual RMD is calculated by us, based solely on the fair market value of the contract (RMD program). If you choose to take withdrawals to satisfy your RMD for the contract outside of our RMD program, or if you choose to take withdrawals from the contract to satisfy your RMD(s) for other qualified assets, CDSC may apply.

•
Upon application of the contract value to any Single Life or Joint and Survivor Life Annuity Option, or to a Period Certain Annuity under Annuity Option E of at least ten years.

•
If you redeem excess contributions from a plan qualifying for special income tax treatment. These types of plans are referred to as qualified plans, including individual retirement annuities (IRAs). We look to the IRC for the definition and description of excess contributions.

•
When the contract is exchanged for another variable annuity contract issued by us or one of our affiliated insurance companies, of the type and class which we determine is eligible for such an exchange. A contingent deferred sales charge may apply to the contract received in the exchange. A reduced contingent deferred sales charge schedule may apply under the contract if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for the contract. Exchange programs may not be available in all states. We have the right to modify, suspend or terminate any exchange program any time without prior notification. If you want more information about our current exchange programs, contact your registered representative or us at our Service Center.

•
If you are eligible for waiver of the contingent deferred sales charge due to your election of the Nursing Home Waiver Benefit.

•
If you apply your entire contract value to purchase a single premium immediate life annuity or a fixed deferred annuity issued by us or one of our affiliates.

•
On any withdrawals made or amounts applied to an annuity option when you reach the latest permitted annuity date for your contract.

Free Withdrawals
In your first contract year, you may withdraw, without incurring a contingent deferred sales charge, up to 10% of your purchase payments reduced by any free withdrawal amount previously taken during the contract year. Beginning in the second contract year, you may withdraw up to 10% of your contract value as of the end of the previous contract year, plus 10% of any purchase payment received in the current contract year, reduced by any free withdrawal amount previously taken during the current contract year. You may take the 10% in multiple withdrawals each contract year.
Nursing Home Waiver Benefit
Also known in certain states as the Nursing Home Waiver of Contingent Deferred Sales Charge Rider.
Subject to state availability, you may withdraw all or a portion of your contract value without incurring a contingent deferred sales charge if we receive written confirmation in good order at our Service Center that you (or an annuitant, if the owner is a non-natural person) have been admitted to a licensed nursing care facility after your purchase of this contract subject to the following requirements:
•
You are past your first contract year.

•
If you resided in a licensed nursing care facility within two years prior to contract issue, the benefit is not available to you; however, for contracts issued in New York, if the waiver is unavailable to you for this reason, you will automatically become eligible two years following the date of discharge from a licensed nursing care facility.

•
Your stay in a licensed nursing care facility is prescribed by a physician and is medically necessary.

•
You provide us with written documentation satisfactory to us that confirms that you still reside in a licensed nursing care facility every time you request a partial withdrawal.

•
You make each withdrawal request while you are presently confined in a licensed nursing care facility for a period of not less than 90 days.

If we are currently waiving the contingent deferred sales charge in accordance with this feature, you may not participate in the systematic withdrawal program.
We define a licensed nursing care facility to be an institution licensed by the state in which it is located to provide skilled nursing care, intermediate nursing care or custodial nursing care.
There is no additional charge for the Nursing Home Waiver Benefit.
Premium Taxes
Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from your contract value for them, or we may adjust the annuity rates for premium tax assessed. Some of these taxes are due when your contract is issued, others are due when annuity payments begin. Currently we do not charge you for these taxes until you begin receiving annuity payments or you make a full withdrawal. We may discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.
Transfer Fee
During the accumulation phase we do not assess a transfer fee. However, we reserve the right to allow 12 free transfers per calendar year and charge an amount of  $20 per transfer in excess of 12.
During the income phase, we allow six transfers each calendar year and they are not subject to a transfer fee.

Income Taxes
We will deduct from the contract any income taxes which we incur because of the operation of the separate account. At the present time, we are not making any such deductions. We will deduct any withholding taxes required by law.
Fund Expenses
The separate account purchases shares of the funds at net asset value. The net asset value of each fund reflects expenses already deducted from the assets of the fund. Such expenses include investment management fees and other expenses and may include acquired fund fees and expenses. For some funds, expenses may also include 12b-1 fees to cover distribution and/or certain service expenses. When you elect a fund as an investment choice, that fund’s expenses will increase the cost of your investment in the contract. Please see each fund’s prospectus for more information regarding these expenses.
Persistency Credit
If you purchase a 2008 Version of the Evolution contract (contracts applied for on or after 9/8/2008, subject to state availability) we will calculate and apply a persistency credit in the amount of 0.20% of your contract value invested in the funds. We will apply the credit proportionately to your contract value in the funds that you are invested in as of the date we calculate the credit.
•
If your contract is issued in connection with one of our internal variable annuity exchange programs, then we will calculate and apply the credit on the last day of your first contract year and each subsequent contract year.

•
If your contract is not issued as just described, then we will calculate and apply the credit on the last day of your tenth contract year and each subsequent contract year.

Electronic Document Delivery Credit
We will provide an annual $24 credit to your contract on your contract anniversary if you are participating in our e-Documents Program as of your contract anniversary. Participation in our e-Documents Program will provide you with documents related to your contract in an electronic format rather than paper format. Examples of these documents include the prospectus, prospectus supplements, and annual and semiannual reports of the underlying funds.
For instructions on how to participate, call our Service Center.
We will pay the electronic document delivery credit from the expense savings that will result from the delivery of documents related to the contract in electronic format rather than paper format. We will apply this credit on your contract anniversary proportionally to the funds that you are invested in on that date. If you are not invested in any of the funds when we apply the credit, we will automatically apply the credit to a money market fund.
The electronic document delivery credit may be subject to the assessment of a contingent deferred sales charge upon withdrawal or if you elect to receive an annuity payment.
You may discontinue your participation in our e-Documents Program at any time if you wish to receive these documents in paper format rather than electronic format.
We reserve the right to continue, modify or terminate this credit feature at any time.
The Income Phase
Overview
If you want to receive regular income from your contract, you may elect to apply all or part of your contract value to one of the annuity options described in this section and receive fixed and/or variable annuity payments. We may base annuity payments on the age and sex of the annuitant(s) under all options except Annuity Option E. We may require proof of age and sex before annuity payments begin.

If your contract value is less than $2,000 on the annuity date, we reserve the right to pay you a lump sum rather than a series of annuity payments. If any annuity payment is less than $100 ($20 for contracts issued in New York), we reserve the right to change the payment basis to equivalent less frequent payments.
Applying Part of Your Contract Value to an Annuity Option
You may elect to apply part of the contract value from your qualified or non-qualified contract to an annuity option instead of your full contract value. We will treat the amount applied as a withdrawal of contract value that may qualify for favorable tax treatment under federal law. See “Taxes – Partial Annuitization.” You must specify the portion of your contract value to be applied to an annuity option, and if it is not the full contract value, the amount must be at least $10,000.
We currently do not restrict the number of times in a contract year that you can elect to apply part of your contract value to an annuity option. However, we reserve the right to limit the number of times that you can elect to apply part of your contract value to an annuity option to once a contract year.
If you choose to apply part of your contract value to an annuity option, there may be adverse tax consequences. For additional information, see “Taxes – Partial Annuitization.” Before you apply part of your contract value to an annuity option, you should consult a qualified tax professional and discuss the tax implications associated with such a transaction. We do not provide tax advice or recommendations.
Electronic Funds Transfer and Annuity Payments
You may receive annuity payments by electronic funds transfer (EFT). However, we only allow an EFT of your annuity payments to one account. When you set up an EFT, the account number you provide to us must be used for all annuity payments you receive from the contract and from any other contract we or our affiliates may issue to you. You may change the account number at any time.
Annuity Payment Start Date
You can choose the day, month and year in which annuity payments begin. This date must be the 1st through 28th day of the month. We call that date the annuity date. For the 2008 Version this date must be at least 13 months from when you purchase the contract. For the Pre-2008 Version this date must be at least 30 days (13 months for contracts issued in New York) after you purchase your contract. You may choose your annuity date when you purchase your contract. After you purchase your contract you can request an earlier annuity date by notifying us in writing at least 30 days before the annuity date. You can request that we delay your annuity date by notifying us in writing or by telephone any time before or on the annuity date.
Annuity payments must begin by the earlier of:
•
the 100th birthday of the annuitant;

•
your 100th birthday if you are not the annuitant or the 100th birthday of the oldest joint owner; or

•
the latest date permitted under state law.

Electing an Annuity Option
On the annuity date, we must have written instructions in good order at our Service Center regarding your annuity option choice including whether you want fixed and/or variable payments.
If on the annuity date we do not have your instructions, we will assume you elected Option B with ten years of payments guaranteed. We will use contract value in the funds and the DCA Fixed Account, if any, to provide a variable portion of each annuity payment and contract value in The Fixed Account, if any, to provide a fixed portion of each annuity payment. If your contract is a qualified contract, we may default you to a different annuity option in order to comply with requirements applicable to qualified plans.
Required Minimum Distributions for Tax-Qualified Contracts
In order to avoid adverse tax consequences, you should begin to take distributions from your contract no later than the beginning date required by the IRC. These distributions can be withdrawals or annuity payments. The distributions should be at least equal to the minimum amount required by the IRC or paid through an annuity option that complies with the required minimum distribution rules of IRC Section 401(a)(9). If your contract is an individual retirement annuity, the required beginning date is no later than April 1 of the calendar year: (1) after you reach age 72, if you were not yet age 70½

on December 31, 2019 or (2) after you reach age 70½, if you had reached age 70½ on or before December 31, 2019. For qualified plans, if you are still working for the sponsor when you reach the specified required minimum distribution age, you may defer distributions until the year in which you retire. The option of deferring to retirement is not available if you are a 5% or greater owner of the employer sponsoring your qualified plan.
Fixed Annuity Payments
If you choose fixed payments, the payment amount will not vary. The payment amount will depend upon the following:
•
the value of your contract on the annuity date;

•
the annuity option you elect;

•
the age and sex of the annuitant or joint annuitants, if applicable;

•
the minimum guaranteed payout rates associated with your contract;

•
the deduction of a contingent deferred sales charge (may be deducted under Annuity Option E only); and

•
the deduction of premium taxes, if applicable.

In most states, if the single premium immediate annuity rates offered by MassMutual on the annuity date are more favorable than the minimum guaranteed rates listed in your contract, those rates will be used.
For a discussion of how fixed payments are calculated if you apply your GMIB value to an annuity option see “Appendix B – Additional Features – Guaranteed Minimum Income Benefit.”
Variable Annuity Payments
If you choose variable payments, the payment amount will vary with the investment performance of the funds. The first payment amount will depend on the following:
•
the value of your contract on the annuity date;

•
the annuity option you elect;

•
the age and sex of the annuitant or joint annuitants, if applicable;

•
the minimum guaranteed payout rates associated with your contract;

•
an assumed investment rate (AIR) of 4% per year;

•
the deduction of a contingent deferred sales charge (may be deducted under Annuity Option E only); and

•
the deduction of premium taxes, if applicable.

Future variable payments will depend on the performance of the funds you elected. If the actual performance on an annualized basis exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% annualized plus the amount of the deductions, your annuity payments will decrease.
For a discussion of whether variable payments are available if you apply your GMIB value to an annuity option, when you can apply your GMIB value to an annuity option and how such variable payments would be calculated see “Appendix B – Additional Features – Guaranteed Minimum Income Benefit.”
Annuity Unit Values
In order to keep track of the value of your variable annuity payment, we use a unit of measure called an annuity unit. The value of your annuity units will fluctuate to reflect the investment performance of the funds you elected. We calculate the number of your annuity units at the beginning of the income phase. During the income phase, the number of annuity units will not change unless you make a transfer; make a withdrawal as permitted under certain annuity options; or you elect an annuity option with reduced payments to the survivor and those payments to the survivor commence. The insurance charge applied as part of the calculation of the annuity unit value will be the insurance charge assessed at the time you apply all or part of your contract value to an annuity option. The SAI contains more information on how annuity payments and annuity unit values are calculated.
Annuity Options
The available annuity options are listed in this section in the Annuity Options table. We may consent to other plans of payment in addition to those listed. After annuity payments begin, you cannot change the annuity option, the frequency of annuity payments, or make withdrawals, except as described under Annuity Option E.

Limitations on Annuity Options
If you purchased the contract as a tax-qualified contract, the required minimum distribution rules that apply to annuitized contracts during your lifetime may impose restrictions on which annuity option you may elect. In addition, in order to ensure that the contract will comply with the required minimum distribution requirements that apply upon your death, you may not elect an annuity option with a period certain guarantee of longer than ten years, and you may not elect a joint and survivor annuity option if the joint annuitant is more than ten years younger than you, unless otherwise required by law. Furthermore, if your contract is issued under an ERISA plan, and you are married when your contract enters the income phase, your ability to elect certain annuity options may be limited and/or require spousal consent.
Annuity Options
We may consent to other plans of payment in addition to those listed, including a Joint and Last Survivor Annuity with Period Certain.
Lifetime Contingent Options (variable and/or fixed payments)
	Annuity Option A Life Income	Annuity Option B Life Income with Period Certain	Annuity Option C Joint and Last Survivor Annuity	Annuity Option D Joint and 2∕3 Survivor Annuity
Number of Annuitants:	One	One	Two	Two
Length of Payment Period:	For as long as the annuitant lives.	For a guaranteed period of either 5, 10 or 20 years or as long as the annuitant lives, whichever is longer.	For as long as either annuitant lives.	For as long as either annuitant lives.

Lifetime Contingent Options (variable and/or fixed payments)
	Annuity Option A Life Income	Annuity Option B Life Income with Period Certain	Annuity Option C Joint and Last Survivor Annuity	Annuity Option D Joint and 2∕3 Survivor Annuity
Annuity Payments After Death:	None. All payments end upon the annuitant’s death.	When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect to continue receiving remaining guaranteed payments or the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments. For qualified contracts, the beneficiary(ies) may be required to receive the commuted value of all or a portion of any remaining annuity payments in a lump sum, in order to comply with required minimum distribution requirements that apply upon the death of the owner/annuitant.	100% of the payment will continue during the lifetime of the surviving annuitant. No payments will continue after the death of both annuitants. For qualified contracts, upon the death of the owner/annuitant while the joint annuitant is still living, if the joint annuitant is not an “eligible designated beneficiary” as defined in IRC Section 401(a)(9), annuity payments may only continue through the end of the year that contains the 10th anniversary of death.	Payments will continue during the lifetime of the surviving annuitant and will be computed on the basis of two-thirds of the annuity payment (or units) in effect during the joint lifetime. No payments will continue after the death of both annuitants. For qualified contracts, upon the death of the owner/annuitant while the joint annuitant is still living, if the joint annuitant is not an “eligible designated beneficiary” as defined in IRC Section 401(a)(9), annuity payments may only continue through the end of the year that contains the 10th anniversary of death.
Non-Lifetime Contingent Options (variable and/or fixed payments)
Annuity Option E Period Certain Annuity
Number of Annuitants:	One
Length of Payment Period:	For a specified period no less than five years and no greater than 30 years.
Withdrawal Option/Switch Annuity Option:
If, after you begin receiving payments, you would like to receive all or part of the commuted value of the remaining guaranteed payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future payments will be adjusted accordingly.

Non-Lifetime Contingent Options (variable and/or fixed payments)
Annuity Option E Period Certain Annuity
Contingent Deferred Sales Charge:	In most states, we will deduct a contingent deferred sales charge if you apply all or a part of your contract value to this option and the period certain is less than ten years. If it is permitted in your state, but we do not deduct a contingent deferred sales charge at that time, we will deduct a contingent deferred sales charge if you subsequently request a commuted lump sum payment to yourself or a commuted value to apply to another annuity option.
Annuity Payments After Death:	When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect to continue receiving remaining guaranteed payments or the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments. For qualified contracts, the beneficiary(ies) may be required to receive the commuted value of all or a portion of any remaining annuity payments in a lump sum, in order to comply with required minimum distribution requirements that apply upon the death of the owner/annuitant. We will not deduct a contingent deferred sales charge.
Death Benefit
Death of Contract Owner During the Accumulation Phase
If you, or any joint owner, die during the accumulation phase, we will pay a death benefit to the primary beneficiary. If any joint owner dies, we will treat the surviving joint owner as the primary beneficiary and treat any other beneficiary designation, on record at the time of death, as a contingent beneficiary, unless both joint owners have submitted a written request to our Service Center, in good order, requesting otherwise.
Your beneficiary may request that the death benefit be paid under one of the death benefit options. If your contract is a non-qualified contract or is held as a traditional IRA (including SEP and SIMPLE IRAs) or Roth IRA and your surviving spouse is the sole primary beneficiary, he or she may elect to become the owner of the contract with contract value equal to the death benefit amount payable subject to certain restrictions. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase.”
Death Benefit Amount During the Accumulation Phase
The death benefit amount depends upon the death benefit feature in effect at the time of your death (or the annuitant’s death, if the owner is a non-natural person). The contract offers two death benefit features: the Basic Death Benefit or, for an additional charge, the Annual Ratchet Death Benefit.
For detail regarding the Annual Ratchet Death Benefit see “Additional Features – Annual Ratchet Death Benefit.”
You may only select one death benefit feature and you cannot change your selection once we issue your contract. If you do not select a death benefit feature when we issue your contract, the death benefit feature under your contract will be the Basic Death Benefit.
Basic Death Benefit (Version 9/1/07)
For contracts applied for on or after 9/1/2007, subject to state availability.
The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method in good order at our Service Center. From the time the death benefit is determined until complete distribution is made, any amount in a sub-account will be subject to investment risk. As a result, the death benefit amount may increase or decrease over time. The risk is borne by the beneficiary(ies).
If you are under age 76 when we issue your contract, the death benefit is the greater of your contract value, or your purchase payments reduced by an adjustment for withdrawals and any applicable charges.
We calculate the adjustment for withdrawals as follows:
(1)
the withdrawal amount, including any applicable charges;

(2)
divided by your contract value immediately prior to the withdrawal; with the result

(3)
multiplied by the most recently adjusted purchase payments.

The death benefit may be reduced by more than the actual dollar amount of the withdrawal. The reduction will be greater when the value of your contract is lower due to market performance or other variables.
If you have elected MassMutual Lifetime Payment Plus, any portion of a withdrawal that exceeds the Guaranteed Lifetime Withdrawal Amount or, if applicable, the Guaranteed Withdrawal Amount, will result in a proportional adjustment for withdrawals as just described. However, any portion of a withdrawal that is not in excess of the Guaranteed Lifetime Withdrawal Amount or Guaranteed Withdrawal Amount, if applicable, or which is part of a required minimum distribution we calculate under an automatic distribution program, will reduce the death benefit on a dollar for dollar basis. See “Appendix B – Additional Features – MassMutual Lifetime Payment Plus.”
If you are age 76 or over when we issue your contract, the value of the Basic Death Benefit is your contract value as of the business day we receive proof of death and election of the payment method in good order at our Service Center.
If there are joint owners of the contract, we will use the age of the oldest joint owner to determine the death benefit amount. If the contract is owned by a non-natural person, we will use the age of the annuitant to determine the death benefit amount.
We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the death benefit amount.
References to Age
Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”
Basic Death Benefit
For contracts applied for prior to 9/1/2007 also available to all contracts issued in states where Basic Death Benefit (Version 9/1/07) was not available.
The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method in good order at our Service Center. From the time the death benefit is determined until complete distribution is made, any amount in a sub-account will be subject to investment risk. As a result, the death benefit amount may increase or decrease over time. The risk is borne by the beneficiary(ies).
Prior to you reaching age 80, the death benefit is the greater of your contract value, or your purchase payments reduced by an adjustment for withdrawals and any applicable charges. We calculate the adjustment for withdrawals as follows:
(1)
the withdrawal amount, including any applicable charges;

(2)
divided by your contract value immediately prior to the withdrawal; with the result

(3)
multiplied by the most recently adjusted purchase payments.

The death benefit may be reduced by more than the actual dollar amount of the withdrawal. The reduction will be greater when the value of your contract is lower due to market performance or other variables.
At age 80 and beyond, the value of the Basic Death Benefit is your contract value as of the business day we receive proof of death and election of the payment method in good order at our Service Center.
If there are joint owners of the contract, we will use the age of the oldest joint owner to determine the death benefit amount. If the contract is owned by a non-natural person, we will use the age of the annuitant to determine the death benefit amount.
We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the death benefit amount.
References to Age
Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Death Benefit Payment Options During the Accumulation Phase
The availability of certain death benefit options may be limited for tax-qualified contracts in order to comply with the required minimum distribution rules.
For non-qualified contracts, a beneficiary must elect to receive the death benefit under one of the following options, in the event you die during the accumulation phase:
•
Option 1 – lump sum payment of the death benefit within five years of the date of death; or

•
Option 2 – payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of your death or the death of any joint owner.

For qualified contracts, a beneficiary must elect to receive the death benefit under one of the following options, in the event that you die during the accumulation phase:
•
Option 1 – lump sum payment of the death benefit by the end of the calendar year that contains the tenth anniversary of your death; or

•
Option 2 – if the beneficiary is your surviving spouse, or is not more than ten years younger than you, payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary, with distribution beginning by the end of the calendar following the year of your death.

Additional Option for a Spouse Who is the Sole Primary Beneficiary
A surviving spouse who is the sole primary beneficiary under a contract that is either non-qualified or is held as a traditional IRA (including SEP and SIMPLE IRAs) or Roth IRA may elect option 1, option 2, or may elect to continue the contract. Generally, if the contract is continued then:
•
the initial value will equal the death benefit amount;

•
all applicable contract features and benefits will be in the surviving spouse’s name; and

•
the surviving spouse will exercise all of the contract owner’s rights under the contract.

Exceptions are as follows:
•
if at the time the owner purchased the contract the surviving spouse was over the maximum contract issue age, then the contract cannot be continued;

•
if at the time the owner purchased the contract the surviving spouse was over the maximum allowable age for electing a certain feature, then the feature is not available for continuance, but the contract may be continued.

We further limit the surviving spouse’s rights applicable to continuing any elected MassMutual Lifetime Payment Plus, see “Appendix B – Additional Features – MassMutual Lifetime Payment Plus – Payment of the Contract’s Death Benefit and MassMutual Lifetime Payment Plus.”
If the sole primary beneficiary is a domestic partner or civil union partner, as defined under applicable state laws, we will treat him or her as a spouse for this provision, and he or she may elect to continue the contract as described herein. However, a domestic partner or civil union partner cannot elect to continue the contract if it is a traditional IRA or Roth IRA. Since current federal tax law does not define a spouse to include a domestic partner or civil union partner, such domestic partner or civil union partner who elects to continue the contract must still meet the distribution requirements of IRC Section 72(s). In order to meet these requirements, the amount of any gain in the contract will become subject to income tax at the time the election to continue the contract is made.
The right to continue the contract by a surviving spouse, a domestic partner, or a civil union partner can only be exercised once while the contract is in effect.
See “Taxes – Civil Unions and Domestic Partnerships” if you are in a domestic partnership or civil union.
Lump Sum Payment
If a lump sum payment is requested, we will pay the amount within seven calendar days after we receive proof of death and election of the payment method in good order at our Service Center, unless we are required to suspend or delay payment.

Beneficiary IRA  Election
Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the required minimum distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, an “eligible designated beneficiary(ies)” may generally establish a Beneficiary IRA by either purchasing a new annuity contract or, in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA continue to be tax-deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.
If the contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), an individual designated beneficiary, and certain trusts as beneficiary, are treated as eligible designated beneficiaries, and can elect to take distributions over their life expectancy (life expectancy of the oldest trust beneficiary).
However, if the contract owner dies on or after January 1, 2020 (on or after January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), only certain designated beneficiaries are treated as eligible designated beneficiaries, and we will only offer the Beneficiary IRA payout option to a designated beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA owner or, (2) is not more than ten years younger than the deceased qualified plan participant or IRA owner. In the future, we may allow additional classes of eligible designated beneficiaries to elect the Beneficiary IRA payout option.
Eligibility Requirements/Restrictions:
If a beneficiary(ies) elects to establish a Beneficiary IRA after the death of the contract owner, the following rules apply:
•
Any withdrawals under a new Beneficiary IRA contract in excess of the RMD may be subject to a contingent deferred sales charge as indicated by the terms of the contract purchased.

•
For existing annuity contracts with single beneficiaries issued by us or one of our affiliates, the beneficiary will have the option of electing a Beneficiary IRA payout option under the current contract or establishing a Beneficiary IRA by purchasing a new annuity contract issued by us or one of our affiliates. Should the beneficiary decide to elect the Beneficiary IRA payout option under the current contract, any withdrawals in excess of the RMD will not be subject to a contingent deferred sales charge.

•
For existing annuity contracts with multiple beneficiaries issued by us or one of our affiliates, a beneficiary wishing to establish a Beneficiary IRA funded by an annuity contract issued by us or one of our affiliates must purchase a new annuity contract.

•
The source of funds to be invested must be from a traditional IRA, SEP IRA, SIMPLE IRA, Beneficiary IRA, TSA, 401(a) or a Qualified Employee Plan (includes Pension Plan, Money Purchase Pension Plan, Profit Sharing Plan, Keogh (HR10), Target Benefit Plan).

•
Joint ownership of a Beneficiary IRA is not allowed.

•
The annuity contract will be titled in the beneficiary’s name as beneficiary for the deceased contract owner. The beneficiary must be the annuitant and the annuitant cannot be changed.

•
For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the contract owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year for which the original owner would have been required to begin RMDs. The RMD amount will generally be calculated based on the beneficiary’s life expectancy and will be withdrawn on a proportional basis from all investment accounts in which funds are invested. If the original contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), after RMDs were required to begin, and was younger than the beneficiary, the RMD amount may be calculated based on the original contract owner’s life expectancy in the year of his or her death. If there is a Beneficiary IRA previously established with another carrier and an RMD is required in the current calendar year, we will process the RMD. If however, an RMD is not required in the current calendar year, an RMD will not be processed until the year it is required.

•
The contract value at time of issue will be equal to either the death benefit that would have been payable to the beneficiary if a lump sum distribution had been elected, or the contract value of an existing Beneficiary IRA that is being transferred to a new MassMutual annuity.

•
Additional contributions cannot be applied to the Beneficiary IRA.

•
Upon the death of the annuitant of the Beneficiary IRA, a death benefit, under the terms of the contract, will be paid to the succeeding beneficiary in a lump sum or over the annuitant’s remaining life expectancy as determined by the applicable IRS table, but in no case may payments extend beyond the end of the calendar year that contains the tenth anniversary of the annuitant’s death.

•
If a Beneficiary IRA is established under a new or existing contract described in this prospectus, the following optional features are unavailable: the Guaranteed Minimum Accumulation Benefit, MassMutual Lifetime Payment Plus, the Basic Guaranteed Minimum Income Benefit (Basic GMIB) and the Guaranteed Minimum Income Benefits called MassMutual Guaranteed Income Plus 5 (GMIB 5) and MassMutual Guaranteed Income Plus 6 (GMIB 6).

Previously, the GMIB 5 and GMIB 6 were available if a Beneficiary IRA was established with a new annuity contract that offered the GMIB 5 and GMIB 6. If a Beneficiary IRA was established with a new annuity contract and the GMIB 5 or GMIB 6 was elected, the owner of that contract should understand how withdrawals in the contract may affect the feature benefits. For example, RMDs that exceed the current contract year interest earned on the GMIB value will reduce the GMIB value on a pro-rata basis. If a beneficiary established a Beneficiary IRA with a GMIB 5 or GMIB 6, the IRS may take the position that the inclusion of these benefits will not allow the contract to meet the RMD rules in certain instances without a complete surrender of the contract. Even if the RMD rules could be met, the value of either the GMIB 5 or GMIB 6 may be adversely impacted or eliminated if the beneficiary is required to commence RMDs prior to the time the GMIB 5 or GMIB 6 benefit could be exercised.
•
If the beneficiary is a trust, a Beneficiary IRA may only be established if the trust qualifies as a “see-through” trust. For see-through trusts, required minimum distributions must be calculated based upon the life expectancy of the oldest trust beneficiary and the oldest trust beneficiary must be the annuitant. In order to be a see-through trust, the trust must be valid under state law and be irrevocable, and all beneficiaries, current and future, must be identifiable from the trust instrument. If any beneficiary of the trust is not an individual, the trust is not a see-through trust and cannot establish a Beneficiary IRA. If the original owner died after December 31, 2019 (after December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), a trust is only eligible to elect a Beneficiary IRA if each of trust beneficiaries is either (1) the surviving spouse of the owner, or (2) not more than ten years younger than the owner.

•
Additional rules may apply. Please consult your registered representative for further information.

•
We have the right to modify, suspend or terminate the Beneficiary IRA program at any time without prior notification.

•
A Beneficiary IRA may only be established by the beneficiary of the IRA owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Beneficiary IRA may not be established as a “second generation” Beneficiary IRA by a successor beneficiary.

Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.
Death of Contract Owner During the Income Phase
If you or the joint owner dies during the income phase, but the annuitant is still alive, we will pay the remaining payments under the annuity option elected at least as rapidly as under the method of distribution in effect at the time of your death. For qualified contracts, the beneficiary(ies) may be required to receive the present value of all or any portion of any remaining annuity payments in a lump sum, in order to comply with required minimum distribution rules that apply upon the owner/annuitant’s death. If the beneficiary is not an “eligible designated beneficiary” as defined by IRC Section 401(a)(9), annuity payments may only continue through the end of the calendar year that contains the tenth anniversary of the owner/annuitant’s death, even if a longer annuity payment option was elected, including a Joint and Last Survivor annuity option where the joint annuitant is still living.
If you, or any joint owner, die during the income phase, the primary beneficiary will become the owner. If any joint owner dies, we will treat the surviving joint owner as the primary beneficiary and treat any other beneficiary designation, on record at the time of death, as a contingent beneficiary, unless both joint owners have submitted a written request to our Service Center, in good order, requesting otherwise.
Death of Annuitant
If the annuitant, who is not the owner or joint owner, dies during the accumulation phase, you can name a new annuitant subject to our approval. If you do not name an annuitant within 30 calendar days of the death of the annuitant, the oldest owner will become the annuitant. However, if the owner is a non-natural person we will treat the death of the annuitant as the death of the owner, and you may not name a new annuitant. You cannot name a new annuitant on contract value that has been applied to an annuity option. Upon the death of the annuitant on or after the annuity date, the death benefit, if any, is as specified in the annuity option elected. We will pay death benefits at least as rapidly as under the method of distribution in effect at the annuitant’s death. For qualified contracts, the beneficiary(ies) may be required to receive the present value of all or any portion of any remaining annuity payments in a lump sum, in order to comply with required minimum distribution rules that apply upon the owner/annuitant’s death. If the beneficiary is not an “eligible designated beneficiary” as defined by IRC Section 401(a)(9), annuity payments may only continue through the end of the calendar year that contains the tenth anniversary of the owner/annuitant’s death, even if a longer annuity payment option was elected, including a Joint and Last Survivor annuity option where the joint annuitant is still living.
Additional Features
Annual Ratchet Death Benefit
When we issue your contract, for an additional charge, you can elect the Annual Ratchet Death Benefit as a replacement for the Basic Death Benefit which is the standard death benefit for the contract.
The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method in good order at our Service Center. From the time the death benefit is determined until complete distribution is made, any amount in a sub-account will be subject to investment risk. As a result, the death benefit amount may increase or decrease over time. The risk is borne by the beneficiary(ies).
If you elect the Annual Ratchet Death Benefit the death benefit will be the greatest of:
•
your contract value; or

•
the amount of purchase payments you have made to the contract reduced by an adjustment for withdrawals; or

•
the highest anniversary value reduced by an adjustment for withdrawals and increased by any purchase payments.

The Highest Anniversary Value
When we issue your contract, your initial highest anniversary value is equal to your initial purchase payment.
On each contract anniversary prior to age 80 the highest anniversary value will be recalculated and set to equal the greater of:
•
the most recently calculated highest anniversary value; or

•
your contract value on the date of the recalculation.

On dates other than the contract anniversary, we will re-calculate the highest anniversary value each time you make a purchase payment or a withdrawal. We will increase it by any purchase payments and reduce it by an adjustment for any withdrawals.
At age 80 and above, the highest anniversary value will no longer change and will remain as last calculated except we will increase it if you make subsequent purchase payments and we will adjust it for any subsequent withdrawals. Age 80 refers to the oldest owner’s age or, if the owner is a non-natural person, the oldest annuitant’s age.
References to Age
Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”
Adjustment for Withdrawals
When we adjust purchase payments for subsequent withdrawals we look at the withdrawal amount, divide it by your contract value just prior to the withdrawal and then multiply that by the most recently adjusted purchase payments prior to the withdrawal.
The death benefit may be reduced by more than the actual dollar amount of the withdrawal. The reduction will be greater when the value of your contract is lower due to market performance or other variables.

When we adjust the highest anniversary value for subsequent withdrawals we look at the withdrawal amount, divide it by your contract value just prior to the withdrawal and then multiply that by the most recently calculated highest anniversary value.
When we adjust purchase payments for subsequent withdrawals, if you have elected MassMutual Lifetime Payment Plus, any portion of a withdrawal that exceeds the Guaranteed Lifetime Withdrawal Amount or, if applicable, the Guaranteed Withdrawal Amount, will result in a proportional adjustment for withdrawals as just described. However, any portion of a withdrawal that is not in excess of the Guaranteed Lifetime Withdrawal Amount or Guaranteed Withdrawal Amount, if applicable, or which is part of a required minimum distribution we calculate under an automatic distribution program, will reduce the purchase payments on a dollar for dollar basis. See “Appendix B – Additional Features – MassMutual Lifetime Payment Plus.”
We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the death benefit amount.
Cost of the Annual Ratchet Death Benefit
If you elect the Annual Ratchet Death Benefit, we will assess a charge. Each business day we deduct the charge from the assets of the separate account. This charge is equal, on an annual basis, to 0.40% of the daily value of the assets invested in each fund, after fund expenses are deducted. We may increase this charge at any time while you own the contract, but the charge will never exceed 0.90%.
Guaranteed Minimum Accumulation Benefit (GMAB)
What is the GMAB?
If you elect the GMAB, we guarantee that at the end of your benefit period your contract value will equal no less than a specified amount called the GMAB value. The GMAB may provide protection in the event of lower contract values that may result from the investment performance of the contract.
If you elect the GMAB, you must choose one of two available benefit periods: the 10 year benefit period with reset option or the 20 year benefit period. You may only make this choice at the time your contract is issued.
10 Year Benefit Period with Reset Option
You may elect a 10 year benefit period with an option to reset. This benefit period will initially end upon your tenth contract anniversary, with the option to reset the benefit period as of your second contract anniversary and each subsequent contract anniversary up to and including the end of the benefit period.
The Reset Option
The option to reset means that on your second contract anniversary, and each subsequent contract anniversary while a benefit period is in effect, you may elect to:
•
start your 10 year benefit period over again. For example, if you reset as of your second contract anniversary, your 10 year benefit period will end on your 12th contract anniversary; and

•
reset your GMAB value so it equals your contract value as of the close of the NYSE at the end of the last business day prior to the contract anniversary on which you elect to reset.

If you want to apply the reset option to your upcoming contract anniversary, you must submit a written request in good order to our Service Center within 60 calendar days prior to the close of the NYSE on that contract anniversary. If we receive your request outside of the 60 day window, your request will not be implemented.
If you request a reset and on the date we are to implement the reset your contract value is less than the current GMAB value, the reset will not occur and the existing benefit period and GMAB value will remain in place.
After you reach age 90 (age 80 for contracts issued in New York), the reset option is no longer available to you.
If we issued your contract prior to September 12, 2005, and you elected the GMAB feature when your contract was issued, your 10 year GMAB feature will remain the same except now it will include the reset option.

20 Year Benefit Period
You may elect a 20 year benefit period (26 year benefit period for contracts issued in New York). This option does not include a reset feature and it is not available in contracts issued prior to September 12, 2005.
References to Age
Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”
Allocation Restrictions
If you elect the GMAB, you must participate in an approved Asset Allocation Program. See “Transfers and Transfer Programs – Asset Allocation Programs.”
If you elect the GMAB, you cannot participate in the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, a DCA Fixed Account or the Automatic Rebalancing Program. Additionally, you cannot make allocations to the fixed accounts.
Additional Restrictions
If you elect the GMAB, you may not elect a Guaranteed Minimum Income Benefit or MassMutual Lifetime Payment Plus.
Eligibility for the GMAB Value
You will be eligible to receive the GMAB value if:
(1)
you elected the GMAB at time of contract issue and you do not cancel the GMAB;

(2)
you remain in your contract until the end of your benefit period and do not apply all of your contract value to an annuity option before the end of your benefit period; and

(3)
you participated in an approved Asset Allocation Program at the time of contract issue, and remain in the program until the end of your benefit period (see “Transfers and Transfer Programs – Asset Allocation Programs”).

If you elect the GMAB, but items 2 and 3 are not met, you will not be eligible to receive the GMAB value, even though you have paid for the feature. At the end of your benefit period the GMAB will terminate. No benefits or charges will accrue thereafter.
How Do We Calculate the GMAB Credit and the GMAB Value?
If we have never applied a reset, then your GMAB credit equals the difference between:
(A)
your contract value at the end of the benefit period; and

(B)
the GMAB value.

If you elected the 10 year benefit period the GMAB value equals the amount of purchase payments you made to the contract during the first two contract years adjusted for withdrawals.
If you elected the 20 year benefit period (26 year benefit period for contracts issued in New York) the GMAB value equals the amount of purchase payments you made to the contract during the first two contract years multiplied by two and adjusted for withdrawals.
If B is greater than A, then we will credit your contract value with the difference. If B is equal to or less than A, we will not credit your contract value.
If any purchase payments were made after the first two contract years, then we adjust the calculation by determining what percentage of all purchase payments were made in the first two contract years and then we multiply A by that percentage. See “Appendix D – Guaranteed Minimum Accumulation Benefit (10 Year Benefit) Examples – Example 4.”
If we previously applied a reset, then your GMAB credit equals the difference between:
(X)
your contract value at the end of the benefit period; and

(Y)
the GMAB Value. The GMAB Value equals your contract value as of the most recent reset adjusted for subsequent withdrawals.

If Y is greater than X, then we will credit your contract value with the difference. If Y is equal to or less than X, we will not credit your contract value.
If any purchase payments were made after the most recent reset, we multiply X by the following percentage:
(1)
your contract value as of the most recent reset; divided by

(2)
your contract value as of the most recent reset plus any subsequent purchase payments.

Adjustment for Withdrawals
For all benefit periods, the adjustment for withdrawals is calculated as follows:
(1)
the withdrawal amount, including any applicable charges; divided by

(2)
your contract value immediately prior to the withdrawal; with the result multiplied by

(3)
the most recently calculated GMAB value.

The GMAB value may be reduced by more than the actual dollar amount of the withdrawal. The reduction will be greater when the value of your contract is lower due to market performance or other variables.
We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the GMAB value.
What Happens at the End of the Benefit Period?
At the end of the benefit period, we calculate the GMAB value and the GMAB credit. We credit your contract value if the GMAB credit is greater than zero. Any credit to your contract value will be applied the first business day after the end of the benefit period.
At the end of the benefit period your election of the GMAB terminates with no benefits or charges accruing thereafter.
For additional information see “Appendix D – Guaranteed Minimum Accumulation Benefit (10 Year Benefit) Examples.”
Payment of Any Credit
Any credit paid due to your election of GMAB will be applied proportionally to the funds you are invested in when we apply the credit. If you are not invested in any funds at that time, we will automatically apply the credit to a money market fund. Electing GMAB does not guarantee a credit will be paid.
Cost of the GMAB
If you elect the GMAB, we will assess a charge. Each business day while the feature is in effect, we deduct the charge from the assets of the separate account. This charge is equal, on an annual basis, to a percentage of the daily value of the assets invested in each fund, after fund expenses are deducted. The charge varies by contract issue date: 0.95% (for contracts issued on or after 5/1/2010); 0.50% (for contracts issued on or after 9/1/2006 and prior to 5/1/2010); and 0.40% (for contracts issued prior to 9/1/2006). We may increase this charge at any time while you own the contract, but the charge will never exceed 1.00%. There is no additional charge for the reset option on the 10 year GMAB feature. At the end of the benefit period the charge will be discontinued. If you elect to discontinue the GMAB and its associated benefit, the charge will be discontinued when we receive your request in good order at our Service Center.
How to Elect the GMAB
To elect the GMAB, you must:
•
elect the GMAB at the time your contract is issued; and

•
elect to participate in an approved Asset Allocation Program (see “Transfers and Transfer Programs – Asset Allocation Programs”).

Additionally, at the time we issue your contract, you must meet the age requirements as follows:
To elect the 10 year benefit period you must not have attained age 90 (age 80 for contracts issued in New York).

To elect the 20 year benefit period (26 year benefit period for contracts issued in New York) you must not have attained age 80 (age 64 for contracts issued in New York).
Once we issue your contract, you cannot elect the GMAB.
Canceling the GMAB
We will terminate your election of the GMAB on the business day we receive our form in good order at our Service Center. We will not refund charges already deducted for the GMAB. However, the charge for this feature will be discontinued on the business day we receive our form in good order at our Service Center. Once the GMAB is terminated, it cannot be re-elected.
Important GMAB Considerations
This benefit may not be appropriate for all contract owners. You should understand the GMAB completely before you elect this benefit feature. Please consult with a qualified financial professional when you are evaluating the GMAB and all other aspects of the contract.
The GMAB does not in any way guarantee the performance of any of the investment choices available under the contract.
The restriction in the amount and type of investment choices that are available to you under the GMAB is intended to help us manage the risk that we will be required to credit your contract value as a result of the GMAB.
Consult a tax adviser before considering the GMAB in conjunction with a tax-qualified contract because any IRS minimum distribution requirements may negatively impact the benefit.
Because the charge for the GMAB is a percentage of your contract value, any purchase payments made after the second contract year could increase the cost of the GMAB, without a corresponding increase in the benefit. Likewise, such purchase payments may ultimately reduce the value of the benefit.
Withdrawals will negatively impact the GMAB value. See “Appendix D – Guaranteed Minimum Accumulation Benefit (10 Year Benefit) Examples – Example 3.”
To receive any potential benefit from this feature, you must participate in the GMAB for the full benefit period.
Taxes
The information in this prospectus is general and is not an exhaustive discussion of all tax questions that might arise under the contract. The information is not written or intended as tax or legal advice. You should consult a tax adviser about your own circumstances. In addition, we do not profess to know the likelihood that current federal income tax laws and Treasury Regulations or the current interpretations of the Internal Revenue Code, Regulations, and other guidance will continue. We cannot make any guarantee regarding the future tax treatment of any contract. We reserve the right to make changes in the contract to assure that it continues to qualify as an annuity for tax purposes.
No attempt is made in this prospectus to consider any applicable state or other tax laws.
Taxation of the Company
MassMutual is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (IRC). For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part of MassMutual.
Investment income and any realized gains on separate account assets generally are reflected in the contract value, although treated as accruing to the Company and not to you. As a result, no taxes are due currently on interest, dividends and short or long-term gains earned by the separate account with respect to your contract. The Company may be entitled to certain tax benefits related to the investment of Company assets, including assets of the separate account. These tax benefits, which may include foreign tax credits and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

Annuities in General
Annuity contracts are a means of both setting aside money for future needs — usually retirement — and for providing a mechanism to administer the payout of those funds. Congress recognized how important providing for retirement was and created special rules in the IRC for annuities. Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral.
Diversification
IRC Section 817(h) imposes certain diversification standards on the underlying assets of variable annuity contracts. The IRC provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. Disqualification of the contract as an annuity contract would result in a loss of tax deferral, meaning the imposition of federal income tax to the owner with respect to earnings under the contract prior to the receipt of payments under the contract. We intend that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.
Investor Control of Assets
For variable annuity contracts, tax deferral also depends on the insurance company, and not you, having control of the assets held in the separate accounts. You can transfer among the sub-accounts but cannot direct the investments each underlying fund makes. If you have too much investor control of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn. The IRS has provided some guidance on investor control by issuing Revenue Rulings 2003-91 and 2003-92, but some issues remain unclear. One unanswered question is whether an owner will be deemed to own the assets in the contract if a variable contract offers too large a choice of funds in which to invest, and if so, what that number might be. We do not know if the IRS will issue any further guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the contract, as necessary, so that you will not be treated as having investor control of the assets held under the separate account.
Non-Qualified Contracts
Your contract is referred to as a non-qualified contract if you do not purchase the contract under a qualified plan such as an Individual Retirement Annuity (IRA), Roth IRA, tax-sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan.
Qualified Contracts
Your contract is referred to as a qualified contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA), Roth IRA, tax-sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan. Qualified plans are subject to various limitations on eligibility, contributions, transferability and distributions based on the type of plan. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of such an investment.
Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.
Contracts issued under a qualified plan include special provisions restricting contract provisions that may otherwise be available as described in this prospectus. Generally, contracts issued under a qualified plan are not transferable. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from qualified contracts. See “Taxes – Taxation of Qualified Contracts.”

Eligible rollover distributions from an IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan may generally be rolled over into another IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan, if permitted by the plan. These amounts may be transferred directly from one qualified plan or account to another, or as an indirect rollover, in which the plan participant receives a distribution from the qualified plan or account, and reinvests it in the receiving qualified plan or account within 60 days of receiving the distribution.
IRC Section 408(d)(3)(B) provides that an individual is only permitted to make one indirect rollover from an IRA to another IRA in any one year period. The IRS previously applied this limitation on an IRA-by-IRA basis, allowing a taxpayer to make an indirect rollover from an IRA, so long as he or she had not made an indirect rollover from that same IRA within the preceding one year period, even if he or she had made indirect rollovers from a different IRA. Effective for distributions on or after January 1, 2015, the limitation applies on an aggregate basis, meaning that an individual cannot make an indirect rollover from one IRA to another if he or she has made an indirect rollover involving any IRA (including a Roth, SEP, or SIMPLE IRA) within one year. It is important to note that the one rollover per year limitation does not apply to amounts transferred directly between IRAs in a trustee-to-trustee transfer.
On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts we sell in connection with qualified plans use annuity tables which do not differentiate on the basis of sex. Such annuity tables are also available for use in connection with certain non-qualified deferred compensation plans.
Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of your investment. The contribution limits referenced in the plan descriptions below are the limits for 2020, and may change in subsequent years.
Individual Retirement Annuities
IRC Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). IRAs are subject to limitations on eligibility, contributions, transferability and distributions. See “Taxes – Taxation of Qualified Contracts.” IRA contributions are limited to the lesser of  $6,000 or 100% of compensation, and an additional catch-up contribution of  $1,000 is available for individuals age 50 and over. Contributions are deductible, unless you are an active participant in a qualified plan and your modified adjusted gross income exceeds certain limits. Contracts issued for use with IRAs are subject to special requirements by the IRC, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. You should consult a tax adviser as to the tax treatment and suitability of such an investment.
SEP IRAs
IRC Section 408(k) permits certain employers to establish IRAs for employees that qualify as Simplified Employee Pension (SEP) IRAs. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. SEP IRAs are treated as defined contribution plans for purposes of the limits on employer contributions. Employer contributions cannot exceed the lesser of:
•
$57,000; or

•
25% of compensation (a maximum of $285,000 of compensation may be considered).

The employee may treat the SEP account as a traditional IRA and make deductible and non-deductible contributions if the general IRA requirements are met. SEP IRAs are subject to additional restrictions, including on items such as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.
SIMPLE IRAs
IRC Section 408(p) permits certain small employers to establish a Savings Incentive Match Plan for Employees (SIMPLE) IRA. SIMPLE IRA plans permit employees to make elective contributions only through a qualified salary reduction agreement. Employers can make contributions to the plan through either matching contributions or non-elective contributions. An employee’s annual elective salary reduction contributions are limited to the lesser of $13,500 or 100%

of compensation, and an additional catch-up contribution is available for individuals age 50 and over, up to the lesser of $3,000 or total compensation less any other elective deferrals. Elective contributions made to a SIMPLE IRA are counted against the overall limit on elective deferrals by any individual (the lesser of $19,500 or 100% of compensation). The employer must make certain matching contributions or non-elective contributions to the employee’s account. SIMPLE IRAs are subject to additional restrictions, including on items such as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to tax treatment and suitability of such an investment.
Roth IRAs
IRC Section 408A permits eligible individuals to contribute to a non-deductible IRA, known as a Roth IRA. Roth IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Roth IRA contributions are limited to the lesser of  $6,000 or 100% of compensation, and an additional catch-up contribution of  $1,000 is available for individuals age 50 or over. The maximums are decreased by any contributions made to a traditional IRA for the same tax year. Lower maximum Roth IRA contribution limits apply to individuals whose modified adjusted gross income exceeds certain limits. Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, known as a conversion. The individual must pay tax on any portion of the IRA being rolled over that represents income or previously deductible IRA contributions. The determination of taxable income is based on the fair market value of the IRA at the time of the conversion. See “Taxes – Required Minimum Distributions for Qualified Contracts” for information on the determination of the fair market value of an annuity contract that provides additional benefits (such as certain living or death benefits). You should consult a tax adviser as to the tax treatment and suitability of such an investment.
Corporate Pension and Profit-Sharing Plans
IRC Sections 401(a) and 401(k) permit employers to establish various types of retirement plans for employees. Contributions made to the plan for the benefit of the employees and the earnings on those contributions are generally not included in gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. In general, annual contributions made by an employer and employee to a defined contribution plan may not exceed the lesser of:
•
$57,000; or

•
100% of compensation or earned income (a maximum of $285,000 of compensation may be considered).

An employee’s elective salary reduction contributions under a cash or deferred arrangement (i.e. a 401(k) plan) are limited to $19,500, with an additional catch-up contribution of up to $6,500 available for eligible participants age 50 or over. Defined benefit plans are limited to contributions necessary to fund a promised level of benefit. The annual benefit under a defined benefit plan is limited to:
•
100% of compensation for a participant’s highest three years; or

•
$230,000.

Plans are subject to additional restrictions, including on such items as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.
H.R. 10 Plans
IRC Section 401(a) permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R.10” or “Keogh” plans. Contributions made to the plan for the benefit of the employees and the earnings on those contributions are generally not included in gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. In general, H.R. 10 Plans are subject to the same restrictions as corporate pension and profit-sharing plans (see “Taxes – Qualified Contracts – Corporate Pension and Profit-Sharing Plans”), including limitations on eligibility, participation, contributions, time and manner of distributions, transferability and taxation of distributions. See “Taxes – Taxation of Qualified Contracts.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Tax-Sheltered Annuities
IRC Section 403(b) permits certain eligible employers to purchase annuity contracts, known as Tax-Sheltered Annuities (TSAs), under a section 403(b) program. Eligible employers are organizations that are exempt from tax under IRC Section 501(c)(3) and public educational organizations. Contributions made to a TSA and the earnings on those contributions are generally not included in gross income of the employee until distributed from the plan. TSAs are subject to limitations on contributions, which may be made as “elective deferrals” (contributions made pursuant to a salary reduction agreement) or as non-elective or matching contributions by an employer. In general, annual contributions made by an employer and employee to a TSA may not exceed the lesser of:
•
$57,000; or

•
100% of includible compensation (a maximum of $285,000 of includible compensation may be considered).

An employee’s elective salary reduction contributions are limited to $19,500. In addition, certain catch-up contributions may be made by eligible participants age 50 or over and those with 15 or more years of service with the same employer. TSAs are subject to additional restrictions, including on such items as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Tax-Sheltered Annuities Taxation and Withdrawal Restrictions.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.
Taxation of Non-Qualified Contracts
You, as the owner of a non-qualified annuity, will generally not be taxed on any increases in the value of your contract until a distribution occurs. There are different rules as to how you are taxed depending on whether the distribution is a withdrawal or an annuity payment.
Withdrawals
The IRC generally treats any withdrawal as first coming from earnings and then from your investment in the contract, if the withdrawal is:
•
allocable to investment in the contract made after August 13, 1982 in an annuity contract entered into prior to August 14, 1982; or

•
from an annuity contract entered into after August 13, 1982.

The withdrawn earnings are subject to tax as ordinary income.
Annuity Payments
Annuity payments occur as the result of the contract reaching its annuity start date. A portion of each annuity payment is treated as a partial return of your investment in the contract and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. The annuity payment is divided between these taxable and non-taxable portions based on the calculation of an exclusion amount. The exclusion amount for annuity payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for annuity payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Annuity payments received after you have recovered all of your investment in the contract are fully taxable.
The IRC also provides that any amount received (both annuity payments and withdrawals) under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is an additional tax equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:
(1)
paid on or after you reach age 59½;

(2)
paid to your beneficiary after you die;

(3)
paid if you become totally disabled (as that term is defined in the IRC);

(4)
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or life expectancy or for the joint lives or joint life expectancies of you and your designated beneficiary;

(5)
paid under an immediate annuity; or

(6)
which come from investment in the contract made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used. The rules governing substantially equal periodic payments are complex. You should consult a tax adviser for more specific information.
Multiple Contracts
The IRC provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same owner by one company or its affiliates are treated as one deferred annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. This rule does not apply to immediate annuities.
Tax Treatment of Assignments
An assignment or pledge of a contract may be a taxable event. You should consult a tax adviser if you wish to assign or pledge your contract. Annuity contracts issued after April 22, 1987 that are transferred for less than full and adequate consideration (including gifts) are subject to tax to the extent of gain in the contract. This does not apply to transfers between spouses or certain transfers incident to a divorce under IRC Section 1041.
Distributions After Death of Owner
In order to be treated as an annuity contract for federal income tax purposes, IRC Section 72(s) requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, IRC Section 72(s) requires that:
(1)
if any owner dies on or after the annuity start date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and

(2)
if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of such owner’s death.

These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. The non-qualified contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
Taxation of Qualified Contracts
If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for all or some of your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value. Special tax rules may be available for certain distributions from a qualified plan.
IRC Section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified plans, including contracts issued and qualified under IRC Sections 401 (pension and profit-sharing plans), 403 (TSAs), 408 (IRAs), and 408A (Roth IRAs). With respect to SIMPLE IRAs, the 10% penalty is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. Exceptions from the penalty tax are as follows:
(1)
distributions made on or after you reach age 59½;

(2)
distributions made after your death;

(3)
distributions made that are attributable to the employee being disabled as defined in the IRC;

(4)
after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary (in applying this exception to distributions from IRAs, a severance of employment is not required);
(5)
distributions made after severance from employment if you have reached age 55 (not applicable to distributions from IRAs);

(6)
distributions made to you up to the amount allowable as a deduction to you under IRC Section 213 for amounts you paid during the taxable year for medical care;

(7)
distributions made on account of an IRS levy made on a qualified retirement plan or IRA;

(8)
distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);

(9)
distributions from an IRA for the purchase of medical insurance (as described in IRC Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;

(10)
certain qualified reservist distributions;

(11)
distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in IRC Section 72(t)(7)) for the taxable year;

(12)
distributions from an IRA which are qualified first-time homebuyer distributions (as defined in IRC Section 72(t)(8)); and

(13)
distributions which are qualified birth or adoption distributions (as defined in IRC Section 72(t)(2)(H)).

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date, there is:
•
any addition to the account balance other than gains or losses;

•
any non-taxable transfer of a portion of the account balance to another retirement plan; or

•
a rollover by the individual of the amount received resulting in such amount not being taxable.

The rules governing substantially equal periodic payments are complex. You should consult a tax adviser or IRS Revenue Ruling 2002-62 for more specific information.
COVID-19 Relief for Qualified Contracts
The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act” or “Act”) provides certain tax relief to qualified plan participants and IRA owners impacted by the COVID-19 pandemic in 2020. These tax relief provisions are intended to make it easier for impacted individuals to access funds from qualified plans if needed. In addition the Act waives the requirement to take a required minimum distribution in 2020.
The Act provides beneficial tax treatment for “coronavirus-related distributions” taken from a qualified plan or IRA. A “coronavirus-related distribution” is defined as a distribution from an eligible retirement plan that is:
•
made on or after January 1, 2020 and before December 31, 2020, and

•
made to an individual (a) who is diagnosed (or whose spouse or dependent is diagnosed) with the virus SARS-CoV-2 or with the coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention, or (b) who experiences adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus or disease, being unable to work due to lack of child care due to such virus or disease, closing or reducing hours of a business owned or operated by the individual due to such virus or disease, or other factors as determined by the Secretary of the Treasury.

The aggregate amount of distributions received by an individual, from all qualified plans and IRAs, that may be treated as coronavirus-related distributions may not exceed $100,000.
Under the Act, eligible retirement plans may allow participants to take a coronavirus-related distribution, even if the participant would not otherwise be eligible to take a current distribution from the plan. Coronavirus-related distributions will not be subject to the 10% penalty on premature distributions, nor will such distributions from a qualified plan be subject to the 20% mandatory federal withholding that generally applies to eligible rollover distributions from qualified retirement plans. Instead, such distributions will be subject to withholding at a rate of 10%, unless the individual is eligible to and elects to opt out of federal withholding. The Act allows an individual to include a coronavirus-related distribution in their taxable income ratably over a three year period, and permits the distribution to be recontributed to a qualified plan or IRA within three years.

The Act also waives the requirement to take required minimum distributions from defined contribution plans and IRAs in 2020. The waiver applies to any RMD due from such an arrangement in 2020, including an RMD with respect to the 2019 tax year that the individual was eligible to and chose to defer until 2020. The waiver applies to both lifetime and post-death RMDs, such as those being taken under a beneficiary IRA. If a beneficiary is taking post-death distributions under the “5 year rule” that generally applied to post-death distributions for deaths prior to 2020, the 5-year period will be determined without regard to 2020. An individual does not need to meet any qualification requirements in order to take advantage of the RMD waiver.
Tax-Sheltered Annuities Taxation and Withdrawal Restrictions
Under IRS regulations, effective January 1, 2009, all TSA plans must have a written plan document which specifies the requirements that each contract must meet in order to be qualified under the plan. In addition, the document must provide a list of the providers and contracts that are permitted to be purchased by TSA plan participants under the plan. TSA plan participants should be aware that if a TSA plan removes the provider or specific contract type that the TSA plan participant owns from its approved list, the TSA plan participant may be restricted from making further salary reduction contributions into that contract. TSA plans also have the right to restrict the ability to take loans and hardship withdrawals from a TSA contract. Because a plan participant may own more than one TSA contract, before we process a transaction we may require the TSA plan to approve the transaction to ensure that rules regarding loans, hardships and distribution restrictions are met. TSA plan participants should contact their individual TSA plan to determine the specific rules that apply to them.
The IRS regulations also make significant changes to Revenue Ruling 90-24 exchanges or transfers. Under the regulations an exchange may only be done when the TSA plan allows TSA exchanges under its plan and the provider of the new TSA contract agrees to share information with the TSA plan to ensure that the requirements of the TSA plan are met. Given this restriction, before a TSA exchange is processed, the TSA plan is required to approve the transaction or provide a list of vendors for which it has an information sharing agreement (ISA). Additionally, because most of the regulations were not effective until 2009, there was great uncertainty about their application to contract exchanges that took place between September 24, 2007 and January 1, 2009. Because of this uncertainty, it is possible that an exchange that took place prior to January 1, 2009 caused a TSA plan participant to incur taxation on the value of the contract. However, it is also possible that such an exchange did not have adverse tax consequences. If a TSA plan participant exchanged a contract to a TSA contract with a provider that does not have an ISA with the TSA plan, the participant had until July 1, 2009 to avoid adverse tax consequences by exchanging the contract for a TSA contract with which the TSA plan does have an ISA.
The IRC limits the withdrawal of purchase payments made by TSA plan participants through salary reductions from certain TSAs. Withdrawals of salary reduction amounts and their earnings can be made when a TSA plan participant:
•
reaches age 59½;

•
has a severance from employment;

•
dies;

•
becomes disabled, as that term is defined in the IRC; or

•
the TSA plan terminates (starting January 1, 2009).

In the case of hardship, the TSA plan participant can only withdraw the purchase payments and not any earnings. The TSA plan participant is required to suspend salary reduction contributions to any other TSA contract for a six-month period following the date of hardship distribution.
TSA contract value as of December 31, 1988 and contract amounts attributable to service with a former employer are not subject to these restrictions. Additionally, return of excess contributions or amounts paid to a spouse as a result of a qualified domestic relations order are not subject to these restrictions.
TSA contracts issued January 1, 2009 and after are subject to distribution restrictions on employer contributions. These restrictions are determined by the TSA plan and can be based on criteria such as completing years of service or attaining a stated age.

Required Minimum Distributions for Qualified Contracts
For qualified contracts other than Roth IRAs, distributions generally must begin no later than April 1st of the calendar year following the later of:
(1)
the calendar year in which you attained age 70½, if you attained age 70½ on or before December 31, 2019, otherwise the calendar year in which you attain age 72; or

(2)
the calendar year in which you retire.

The date set forth in (2) does not apply to an IRA or to a five percent owner of the employer maintaining the plan. Required distributions generally must be over a period not exceeding your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Upon your death, additional distribution requirements are imposed. If your contract is held as a Roth IRA, there are no required minimum distributions during your life. However, upon your death your beneficiary is subject to required minimum distribution requirements. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.
These rules were significantly changed under the Setting Every Community Up for Retirement Enhancement (SECURE) Act, enacted in late 2019, and differ for qualified contracts when death occurs after December 31, 2019 versus those where death occurred on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement).
Where the owner’s death occurred on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), if the contract had not yet entered the income phase and death occurred after the required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of the owner’s death, or over the life or life expectancy of the designated beneficiary. If the contract had not entered the income phase and death occurred before the required beginning date, the remaining interest must be distributed within five years or over the life or life expectancy of the designated beneficiary. If the owner’s death occurred after the contract had entered the income phase, distributions must be made at least as rapidly as under the method in effect at the time of the owner’s death.
If your death occurs after December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement) and your designated beneficiary is not an “eligible designated beneficiary” as defined in IRC Section 401(a)(9), the remaining interest must be distributed within ten years, regardless of whether your death occurs before or after your required beginning date or whether your contract had entered the income phase. If your designated beneficiary is considered an eligible designated beneficiary, the remaining interest must be distributed within ten years or over the life or life expectancy of the designated beneficiary.
If your death occurs after December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement) and you do not have a designated beneficiary (including where your estate or certain trusts are the beneficiary), the pre-2019 distribution rules generally apply. If your contract has not yet entered the income phase and death occurs after your required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of your death. If the contract has not yet entered the income phase and your death occurs before your required beginning date, the remaining interest must be distributed within five years. If your death occurs after your contract has entered the income phase, distributions must be made at least as rapidly as under the method in effect at the time of your death.
The Regulations under IRC Section 401(a)(9) include a provision that could increase the dollar amount of required minimum distributions for individuals who fund their IRA or qualified retirement plan with an annuity contract. During the accumulation phase of the annuity contract, Treasury Regulations Section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount credited to the owner or beneficiary under the contract in order to determine the fair market value of the contract. A larger fair market value will result in the calculation of a higher required minimum distribution amount. You should consult a tax adviser to determine how this may impact your specific circumstances.
Partial Annuitization
The ability to apply only a portion of your contract value to an annuity option is commonly referred to as “partial annuitization” or “partially annuitizing.” Federal tax law provides favorable tax treatment of partial annuitization of a non-qualified annuity contract under certain circumstances. There may be tax consequences, possibly significant, to partially annuitizing a qualified contract. You should consult a tax adviser before electing to partially annuitize your contract.

Partial Annuitization of Non-Qualified Contracts
As part of the Small Business Jobs Act of 2010, IRC Section 72 was amended to provide that if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, the portion of the contract that is annuitized will be treated as a separate contract and annuity payments received as a result of the partial annuitization will be treated as amounts received as an annuity instead of withdrawals, and given exclusion ratio treatment. The exclusion ratio is calculated by allocating the current investment in the contract between the amount applied to the annuity option and the remaining portion of the original contract.
If the annuity option you elect does not meet one of the two above-described criteria, we will report all payments from your contract, whether from the annuitized or the deferred portions of the contract value, to the IRS as a distribution with the taxable amount not determined beginning with the date of the partial annuitization. It is your responsibility to document to the IRS how much, if any, of a distribution is allocable to cost basis.
Partial Annuitization of Qualified Contracts
If you elect to apply only a portion of your qualified annuity contract value to an annuity option, we will treat the annuitized and non-annuitized portions of your contract as separate contracts for purposes of applying the required minimum distribution (RMD) rules of IRC Section 401(a)(9) and the regulations thereunder. The IRS has not yet published guidance on the computation of the RMD for payments received as the result of a partial annuitization. If the IRS were to take the position that the annuitized and non-annuitized portions are not separate contracts for RMD purposes, your distributions may not be sufficient to meet your RMD in the year of the partial annuitization and subsequent years. Failure to satisfy the RMD rules in any year could subject you to a penalty equal to 50% of the amount that should have been distributed but was not. If your qualified contract contains after-tax money (i.e. has a cost basis), we will allocate that cost basis pro-rata between the annuitized and non-annuitized portions. Because the IRS has not published guidance as to what portion of any payment made under the annuity option represents a non-taxable return of cost basis and what portion is taxable, this treatment may understate or overstate income in any given year. If you misstate your income, the IRS may impose tax penalties and interest. You should consult a tax or legal adviser to discuss these risks before electing a partial annuitization of your qualified deferred annuity contract.
Taxation of Death Benefit Proceeds
Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows:
•
if distributed in a lump sum, they are taxed in the same manner as a full withdrawal of the contract; or

•
if distributed under a payout option, they are taxed in the same way as annuity payments.

Section 1035 Tax Free Exchanges
IRC Section 1035 provides that a life insurance, endowment, or annuity contract may be exchanged for an annuity contract on a tax free basis. When this type of exchange occurs, the gain in the original contract is preserved in the new contract by transferring the cost basis under the original contract to the new contract. The IRS has provided guidance on the partial exchange of an annuity contract for another annuity contract. According to the guidance, partial exchanges occurring on or after October 24, 2011 will be tax free if no distribution takes place from either contract within 180 days after the exchange. If a distribution occurs within 180 days after the exchange, the IRS will apply general tax principles to determine the tax treatment of the transfer. The limitation on distributions within 180 days does not apply to annuity payments that are based on life expectancy or on a period certain of ten or more years. You should consult a tax adviser before entering into any 1035 exchange.
Partial exchanges which occurred prior to October 24, 2011 were subject to more restrictive guidance. You should consult a tax adviser if you have questions regarding the taxation of a prior exchange.
Beginning January 1, 2010, the Pension Protection Act of 2006 permits the exchange of an annuity contract for a qualified long-term care contract to qualify as a tax free 1035 exchange. However, if an annuity contract has entered the income phase, there is uncertainty and a lack of guidance regarding whether the exchange can qualify. Therefore, if an annuity contract has entered the income phase and the contract or the resulting annuity payments are exchanged for a qualified long-term care contract, we will not treat that as a tax free 1035 exchange.
The IRS has also issued guidance allowing a beneficiary of a non-qualified annuity contract to enter into a 1035 exchange of the death benefit for a new annuity contract, provided that the new contract will be administered as if the owner is deceased for purposes of the death benefit requirements of IRC Section 72(s). In order to allow the death benefit under a non-qualified annuity contract to be exchanged, we may require additional documentation from the issuer of the new contract, in order to ensure that this requirement is met.

Income Tax Reporting and Withholding
Federal law requires that we file an information return on Form 1099-R with the IRS (with a copy to you) reporting any taxable amounts paid to you under the annuity contract. By January 31st of the calendar year following the year of any payment(s), we will issue the Form 1099-R to the owner of the annuity contract. Following the death of the owner the Form 1099-R will be sent to each beneficiary who receives a payment under the contract.
The portion of any distribution that is includible in the gross income of the owner is subject to federal income tax withholding. The amount of the withholding depends on the type of distribution. Withholding for periodic payments is at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate (but not lower). Distributions from certain retirement plans, excluding IRAs, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. The 20% withholding requirement generally does not apply to:
•
a series of substantially equal payments made at least annually for:

◦
the life or life expectancy of the owner, or joint and last survivor expectancy of the owner and a designated beneficiary; or

◦
for a specified period of ten years or more;

•
distributions which are required minimum distributions; or

•
hardship distributions from a 401(k) plan or a tax-sheltered annuity.

You should consult a tax adviser regarding withholding requirements.
Generation Skipping Transfer Tax Withholding
Under certain circumstances, the IRC may impose a generation skipping transfer tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Medicare Hospital Insurance Tax
A Medicare Hospital Insurance Tax (known as the Unearned Income Medicare Contribution) applies to all or part of a taxpayer’s net investment income, at a rate of 3.8%, when certain income thresholds are met. Net investment income is defined to include, among other things, non-qualified annuities and net gain attributable to the disposition of property. Under final tax regulations, the taxable portion of any distribution from a non-qualified annuity contract – including surrenders, withdrawals,  and annuity payments – is included in net investment income. Net investment income also includes the gain from the sale of a non-qualified annuity contract. Under current guidance, we are required to report to the IRS whether a distribution is potentially subject to the tax. You should consult a tax adviser as to the potential impact of the Medicare Hospital Insurance Tax on your contract.
Non-Resident Aliens and Foreign Entities
Generally, a distribution from a contract to a non-resident alien or foreign entity is subject to federal tax withholding at a rate of 30% of the amount of income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens or foreign entities may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN (or the equivalent form), providing us with:
•
proof of residency (in accordance with IRS requirements); and

•
the applicable individual taxpayer identification number.

If the above conditions are not met, we will withhold 30% of the income from the distribution. Additionally, under the Foreign Account Tax Compliance Act effective July 1, 2014, U.S. withholding may occur with respect to certain entity owners (including foreign financial institutions and non-financial foreign entities (such as corporations, partnerships, and trusts)) at a 30% rate without regard to lower treaty rates.
Civil Unions and Domestic Partnerships
Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as a change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax adviser for more information on this subject.

Non-Natural Owner
When a non-qualified contract is owned by a non-natural person (e.g., a corporation, limited liability company, partnership, trust or certain other entities) the contract will generally not be treated as an annuity for tax purposes. This means that gain in the contract will be taxed each year while the contract is in the accumulation phase. This treatment is not generally applied to a contract held by a trust or other entity as an agent for a natural person. If any beneficiary (including a contingent beneficiary) of a trust is a non-natural person, the contract will not be treated as owned by an agent for a natural person, and gain in the contract will be taxed annually, whether or not the trust is a grantor trust for income tax purposes. This treatment also does not apply to a contract that qualifies as an immediate annuity. Before purchasing a contract to be owned by a non-natural person or changing ownership on an existing contract that will result in it being owned by a non-natural person, you should consult a tax adviser to determine the tax impact.
Other Information
Distribution
The contracts are no longer for sale to the public. Pursuant to separate underwriting agreements with the Company, on its own behalf and on behalf of the separate account, MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual, serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.
Both MMLIS and MSD are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). Commissions for sales of the contract by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of the contract by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts. We also pay expense allowances in connection with the sales of the contracts. The maximum commission payable for the contract is 8.63% of purchase payments made to a contract and/or up to 2.4% of contract value annually.
Additional Compensation Paid to MMLIS
Most MMLIS registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the contract may help these registered representatives and their supervisors qualify for such benefits. MMLIS registered representatives who are also general agents or sales managers of MassMutual also may receive overrides, allowances and other compensation that is based on sales of the contract by their registered representatives.
Additional Compensation Paid to Certain Broker-Dealers
We and MSD make additional commission payments to certain broker-dealers in the form of asset-based payments and sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The asset-based and sales-based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote the contract. Asset-based payments are based on the value of the assets in the MassMutual contracts sold by that broker-dealer. Sales-based payments are paid on each sale of the contract and each subsequent purchase payment applied to the contract. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. For a list of the broker-dealers to whom we currently pay additional compensation for selling the contract, visit www.MassMutual.com/legal/compensation-arrangements or call our Service Center at the number shown on page 1 of this prospectus.
The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Some broker-dealers may receive two or more of these payments. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the contract. Any such compensation will be paid by MSD or us and will not result in any additional direct charge to you.

The additional compensation arrangements may provide a registered representative with an incentive to sell the contract over other available variable annuity contracts whose issuers do not provide such compensation or who provide lower levels of such compensation. Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer, depending on the agreement between the representative and their firm. MassMutual is not involved in determining compensation paid to a registered representative of an unaffiliated broker-dealer. You may contact your broker-dealer or registered representative to find out more information about the compensation they may receive in connection with your purchase of a contract. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the contract.
We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus, including the contingent deferred sales charge. We may also use some of the 12b-1 distribution fee payments and other payments that we receive from certain funds to help us make these cash and non-cash payments.
Special Arrangements
For certain group or sponsored arrangements there may be expense savings that could be passed on to the customer because our cost for sales, administration, and mortality generally vary with the size of the customer. We will consider factors such as the size of the group, the nature of the sale, the expected purchase payment volume, and other factors we consider significant in determining whether to reduce charges. Subject to applicable state laws and regulations, we reserve the right to reduce or waive the administrative charge, the annual contract maintenance charge or any other charge that is appropriate to reflect any expense savings. We will make any reductions according to our rules in effect when an application for a contract is approved. We may change these rules from time to time. Any reduction in charges will reflect differences in costs or services, and will not be unfairly discriminatory.
We reserve the right to modify or terminate this arrangement.
Assignment
In certain states, you cannot assign the contract without our approval. We will refuse or accept any request to assign the contract on a non-discriminatory basis. Please refer to your contract.
We must receive written notice of the assignment in good order for any assignment we allow to be binding on us. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. We are not responsible for the validity of an assignment. You may be subject to tax consequences if you assign your contract.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract. If you assign your contract, your rights may only be exercised with the consent of the assignee of record.
Unclaimed Property
Every state has some form of unclaimed property law that imposes varying legal and practical obligations on insurers and, indirectly, on contract owners, beneficiaries, and any other payees of proceeds from a contract. Unclaimed property laws generally provide for the transfer of benefits or payments under various circumstances to the abandoned property division or unclaimed property office in the state of last residence. This process is known as escheatment. To help avoid escheatment, keep your own information, as well as beneficiary and any other payee information up-to-date, including: full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. To update this information, contact our Service Center.
Voting Rights
We are the legal owner of the fund shares. When a fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain, from you and other owners, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. This may result in a small number of owners controlling the outcome of the vote. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

During the accumulation phase of your contract, we determine the number of shares you may vote by dividing your contract value in each fund, if any, by $100. Fractional shares are counted. During the income phase or after the annuitant dies, we determine the number of shares you may vote based on our liability for future variable monthly annuity payments.
We may, when required by state insurance regulatory authorities, disregard voting instructions, if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objective of a fund or to approve or disapprove an investment advisory contract for the fund. In addition, we may disregard voting instructions that would require a change in the investment policy or investment adviser of one or more of the available funds. Our disapproval of such change must be reasonable and based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the fund’s objectives and purpose. If we disregard owner voting instructions, we will advise owners of our action and the reasons for such action in the next available annual or semi-annual report.
Changes to the Contract
We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations, or as otherwise provided in the contract. We will notify you by written notice of such amendments.
Suspension of Payments or Transfers
We may be required to suspend or postpone transfers from the funds or payments from the funds for withdrawals or death benefits during any period when:
•
the NYSE is closed (other than customary weekend and holiday closings);

•
trading on the NYSE is restricted;

•
an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the funds; or

•
during any other period when the SEC, by order, so permits for your protection.

We reserve the right to defer payment for a withdrawal from The Fixed Account and DCA Fixed Accounts for the period permitted by law but not for more than six months.
If, pursuant to the SEC’s rules, a money market fund (Fund) suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, withdrawal or death benefit from the applicable money market sub-account until the Fund is liquidated.
Termination of Contract
We will terminate your contract upon the occurrence of any of the following events:
•
the date of the last annuity payment if you have applied your entire contract value to an annuity option;

•
the date payment is made of the entire contract value unless there are payments remaining under one of the additional features;

•
the date of the last payment upon death to the last beneficiary; or

•
the date your contract is returned under the right to examine contract provision.

In addition, in most states we reserve the right to terminate your contract if no purchase payment has been made for at least two consecutive years measured from the date we received the last purchase payment; and each of the following amounts is less than $2,000 on the date we send notice of our election to terminate your contract: your contract value less any premium tax deducted; your contract withdrawal value; and the sum of all purchase payments made into your contract adjusted for any partial withdrawals.
Anti-Money Laundering
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a purchase payment or block a contract owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Our Ability to Make Payments Under the Contract
Our Claims Paying Ability
Our “claims-paying ability” is our ability to meet any contractual obligation we have to make payments under the contract. These amounts include death benefits, annuity payments, withdrawals and any amounts paid out through the contract’s additional features. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and as with any insurance product, there are risks to purchasing the contract. For this reason, you should consider our financial strength and claims-paying ability to meet our obligations under the contract when purchasing a contract and making investment decisions.
Obligations of Our Separate Account
Contract value you allocate to the funds is maintained in our separate account. Any withdrawals or transfers of contract value from the funds will be taken from the separate account. We cannot use the separate account’s assets to pay any of our liabilities other than those arising from the contracts. See “Investment Choices – The Separate Account.”
Obligations of Our General Account
Contract value you allocate to the fixed accounts is maintained in our general account. The assets of our general account support our insurance and annuity obligations and are subject to our general liabilities from our business operations and to claims by our creditors. We use general account assets for many purposes including to pay death benefits, annuity payments, withdrawals and transfers from the fixed accounts and to pay amounts we provide to you through an elected additional feature that are in excess of your contract value allocated to the separate account.
Because of exemptive and exclusionary provisions, the general account, unlike the separate account, has not been registered under the 1933 Act or the 1940 Act. Because of this, the general account is generally not subject to the provisions of the 1933 Act or the 1940 Act. However, disclosures regarding the general account are subject to certain generally applicable provisions of the federal securities laws that require complete and accurate statements in prospectuses.
Our Financial Statements
We encourage both existing and prospective owners to read and understand our financial statements and those of the separate account. Our audited statutory financial statements and the separate account’s audited U.S. GAAP financial statements are included in the SAI. You can request an SAI by contacting our Service Center at the number or address on page 1 of this prospectus.
Computer System, Cybersecurity, and Service Disruption Risks
The Company and its business partners rely on computer systems to conduct business, including customer service, marketing and sales activities, customer relationship management and producing financial statements. While the Company and its business partners have policies, procedures, automation and backup plans designed to prevent or limit the effect of failures, our respective computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics, or other events beyond our control. The failure of our or our business partners’ computer systems for any reason could disrupt operations, result in the loss of customer business and adversely impact profitability.
The Company and its business partners retain confidential information on our respective computer systems, including customer information and proprietary business information. Any compromise of the security of our or our business partners' computer systems that results in the disclosure of personally identifiable customer information could damage our reputation, expose us to litigation, increase regulatory scrutiny and require us to incur significant technical, legal, and other expenses.
Geopolitical and other events, including natural disasters, war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events, and widespread disease, including pandemics (such as COVID-19) and epidemics, have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Company. These events may adversely affect computer and other systems on which the Company relies, interfere with the processing of contract-related transactions (including the processing of orders from owners and orders with the funds) and the Company’s ability to administer this contract in a timely manner, or have other possible negative effects. These events may also impact the issuers of securities in which the funds invest, which may cause the funds underlying the contract to lose value. There can be no assurance that we, the funds or our service providers will avoid losses affecting the contract due to these geopolitical and other events. If we are unable to receive U.S. mail or fax transmissions due to a closure of U.S. mail delivery by the government or due to the need to protect the health of our employees, you may still be able to submit transaction requests to the Company electronically or over the telephone. Our inability to receive U.S. mail or fax transmissions may cause delays in the pricing and processing of transaction requests submitted to us by U.S. mail or by fax during that time period.
Legal Proceedings
The Company is subject to legal and regulatory actions, including class action lawsuits, in the ordinary course of its business. Our pending legal and regulatory actions include proceedings specific to us, as well as proceedings generally applicable to business practices in the industry in which we operate. From time to time, we also are subject to governmental and administrative proceedings and regulatory inquiries, examinations, and investigations in the ordinary course of our business. In addition, we, along with other industry participants, may occasionally be subject to investigations, examinations, and inquiries (in some cases industry-wide) concerning issues upon which regulators have decided to focus. Some of these proceedings involve requests for substantial and/or unspecified amounts, including compensatory or punitive damages.
While it is not possible to predict with certainty the ultimate outcome of any pending litigation proceedings or regulatory action, management believes, based on information currently known to it, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect upon the Separate Account, the ability of the principal underwriter(s) to perform in accordance with its contracts with the Company on behalf of the Separate Account, or the ability of the Company to meet its obligations under the contract.
For more information regarding the Company’s litigation and other legal proceedings, see the notes to the Company’s financial statements contained within the SAI.
Table of Contents of the Statement of Additional Information
Assignment of Contract
Distribution
Accumulation Units and Unit Value
Transfers During the Income Phase
Payment of Death Benefit
Annuity Payments
Experts
Financial Statements

To obtain a free copy of the Statement of Additional Information, return this request form to the address shown below or call our Service Center at (800) 272-2216.
To:
MassMutual
Document Management Services – Annuities W360
P.O. Box 9067
Springfield, MA 01102-9067

Please send me the Statement of Additional Information for MassMutual EvolutionSM (AN2515SAI).
Name
Address

City	State	Zip
Telephone

[THIS PAGE INTENTIONALLY LEFT BLANK]

Appendix A
Condensed Financial Information
The following schedules include accumulation unit values for the periods indicated. We have extracted some of this data from the separate account’s audited financial statements. You should read this information in conjunction with the separate account’s audited financial statements and related notes that are included in the Statement of Additional Information.
Accumulation Unit Values
Pre-2008 Version Contracts with Separate Account Charges of 1.55%
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Fidelity® VIP Contrafund®	$32.95	$25.44	$27.60	$23.00	$21.62	$21.81	$19.79	$15.31	$13.36	$13.92	$10.00(a)
Invesco Oppenheimer V.I. Capital Appreciation	25.12	18.73	20.18	16.16	16.78	16.46	14.48	11.34	10.09	10.37	10.00(a)
Invesco Oppenheimer V.I. Conservative Balanced(l)	13.85	11.97	12.84	11.94	11.52	11.60	10.89	9.77	8.84	8.91	10.00(a)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	29.11	21.22	22.95	18.09	17.96	17.11	16.42	12.27	10.70	10.75	10.00(a)
Invesco Oppenheimer V.I. Global	28.65	22.08	25.83	19.20	19.48	19.03	18.90	15.08	12.63	13.98	10.00(a)
Invesco Oppenheimer V.I. Global Strategic Income	16.42	15.05	15.99	15.28	14.57	15.14	14.95	15.21	13.60	13.70	10.00(a)
Invesco Oppenheimer V.I. Government Money(n)	9.51	9.49	9.51	9.62	9.77	9.92	10.08	10.23	10.39	10.55	10.00(a)
Invesco Oppenheimer V.I. High Income(l)(m)	―	—	—	—	—	—	—	—	3.19	3.32	10.00(a)
Invesco Oppenheimer V.I. International Growth	23.60	18.64	23.49	18.89	19.60	19.25	21.07	17.00	14.13	15.45	10.00(a)
Invesco Oppenheimer V.I. Main Street	26.66	20.50	22.60	19.64	17.87	17.56	16.11	12.42	10.79	10.96	10.00(a)
Invesco V.I. Diversified Dividend	10.96	8.90	9.78	9.15	8.09	8.05	7.25	5.62	4.81	4.99	10.00(a)
Invesco V.I. Health Care	28.92	22.16	22.31	19.56	22.44	22.09	18.75	13.55	11.38	11.12	10.00(a)
Invesco V.I. Technology	28.81	21.54	21.97	16.51	16.90	16.07	14.69	11.93	10.88	11.64	10.00(a)
Ivy VIP Asset Strategy	13.55	11.30	12.14	10.43	10.87	12.04	12.91	10.48	—	—	10.00(b)
MML Aggressive Allocation	19.83	16.25	17.96	15.36	14.37	14.72	14.12	11.26	9.88	10.22	10.00(c)
MML American Funds Core Allocation(*)	17.86	15.36	16.40	14.49	13.50	13.87	13.03	11.19	10.17	10.35	10.00(e)
MML American Funds® Growth(*)	27.78	21.66	22.15	17.60	16.40	15.65	14.72	11.54	9.98	10.64	10.00(e)
MML American Funds® International(*)	15.01	12.46	14.64	11.29	11.14	11.90	12.47	10.46	9.05	10.73	10.00(e)
MML Asset Allocation(k)	―	—	—	—	—	—	—	—	10.78	10.77	10.00(a)
MML Balanced Allocation	16.57	14.42	15.33	13.96	13.36	13.62	13.13	11.65	10.52	10.51	10.00(c)
MML Blend	24.61	20.59	21.86	19.26	17.88	18.14	16.60	14.02	12.64	12.25	10.00(a)
MML Blue Chip Growth	37.88	29.63	29.54	22.02	22.16	20.26	18.86	13.55	11.63	11.65	10.00(a)
MML China(d)	―	—	—	—	—	—	14.65	13.38	10.85	13.62	10.00(e)
MML Concentrated Growth(k)	―	—	—	—	—	—	—	—	8.82	9.03	10.00(a)
MML Conservative Allocation	16.09	14.19	14.93	13.83	13.28	13.54	13.08	11.93	10.88	10.77	10.00(c)
MML Emerging Growth(k)	―	—	—	—	—	—	—	—	9.12	9.91	10.00(a)

Sub-Account	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML Enhanced Index Core Equity(k)	$	―	$—	$—	$—	$—	$—	$—	$—	$10.93	$10.82	$10.00(a)
MML Equity		22.79	18.38	20.75	18.19	16.41	17.26	15.71	11.97	10.48	11.06	10.00(a)
MML Equity Income		24.15	19.40	21.74	18.98	16.24	17.71	16.73	13.07	11.32	11.59	10.00(a)
MML Equity Index		28.34	21.99	23.47	19.64	17.89	17.99	16.15	12.44	10.94	10.92	10.00(a)
MML Focused Equity		24.27	19.00	19.11	15.96	13.76	15.39	13.96	10.30	—	—	10.00(f)
MML Foreign		14.57	13.08	15.80	13.18	13.19	13.98	15.27	12.83	10.95	12.34	10.00(a)
MML Fundamental Growth(*)		23.71	18.06	18.22	14.54	14.26	13.67	12.53	9.64	—	—	10.00(f)
MML Fundamental Value		18.26	15.14	17.20	15.22	13.67	14.34	13.12	10.21	—	—	10.00(f)
MML Global		19.62	15.26	17.13	14.01	13.23	13.62	13.31	10.55	8.66	9.19	10.00(a)
MML Growth & Income		23.85	18.34	19.65	16.13	15.06	15.22	13.90	10.66	9.06	9.37	10.00(a)
MML Growth Allocation		18.56	15.55	16.97	14.84	14.01	14.34	13.77	11.40	10.11	10.31	10.00(c)
MML High Yield		16.86	15.31	16.12	15.18	13.26	13.66	13.77	12.65	11.02	10.58	10.00(g)
MML Income & Growth		21.21	17.31	19.91	17.22	15.02	15.27	14.20	11.57	10.50	10.10	10.00(a)
MML Inflation-Protected and Income		13.19	12.36	12.72	12.52	12.08	12.46	12.23	13.61	12.93	11.57	10.00(a)
MML International Equity		10.64	8.69	11.62	9.07	8.53	9.13	—	—	—	—	10.00(h)
MML Large Cap Growth		26.28	20.22	21.02	15.99	16.30	15.75	14.60	11.11	9.74	10.27	10.00(a)
MML Managed Bond		15.28	14.14	14.42	13.99	13.83	14.15	13.50	13.94	13.38	12.66	10.00(a)
MML Managed Volatility		15.86	14.40	15.34	14.29	14.00	13.80	13.42	11.57	10.39	10.97	10.00(a)
MML Mid Cap Growth		33.58	25.98	26.97	21.95	20.97	19.94	17.88	13.29	11.86	12.20	10.00(i)
MML Mid Cap Value		32.37	25.46	29.72	27.02	22.27	22.95	19.98	15.56	13.54	13.84	10.00(a)
MML Moderate Allocation		17.48	14.97	16.09	14.42	13.70	14.00	13.47	11.63	10.44	10.50	10.00(c)
MML NASDAQ-100®(k)		―	—	—	—	—	—	—	—	13.64	13.43	10.00(a)
MML Short-Duration Bond		10.67	10.40	10.43	10.36	10.26	10.35	10.39	10.48	10.36	10.18	10.00(g)
MML Small Cap Equity		26.16	21.01	23.76	21.10	18.13	19.51	17.67	12.72	10.92	11.33	10.00(a)
MML Small Cap Growth Equity		33.34	25.21	26.91	22.26	20.05	21.45	20.58	14.07	12.60	13.50	10.00(a)
MML Small Cap Index(k)		―	—	—	—	—	—	—	—	12.59	12.72	10.00(a)
MML Small Company Value		29.92	24.26	28.39	25.87	19.88	21.40	21.68	16.77	14.81	15.28	10.00(j)
MML Small/Mid Cap Value		24.86	20.99	25.06	22.43	18.21	19.58	18.17	13.35	11.39	12.51	10.00(a)
MML Strategic Emerging Markets		12.83	10.41	12.09	9.18	8.78	10.41	11.21	12.21	10.70	14.01	10.00(e)
MML Total Return Bond		10.87	10.16	10.36	10.24	10.17	10.33	10.05	10.40	—	—	10.00(f)
MML U.S. Government Money Market		8.77	8.76	8.78	8.89	9.01	9.15	9.30	9.44	9.59	9.74	10.00(c)
Oppenheimer Global Multi-Alternatives(p)		―	8.97	9.42	9.55	9.37	9.90	—	—	—	—	10.00(h)
PIMCO CommodityRealReturn® Strategy		5.24	4.78	5.66	5.64	4.98	6.81	8.50	10.12	9.78	10.74	10.00(i)
VY® Clarion Global Real Estate		16.14	13.18	14.67	13.49	13.61	14.00	12.49	12.23	9.89	10.60	10.00(i)

Accumulation Unit Values
Pre-2008 Version Contracts with Separate Account Charges of 1.95% (includes 0.40% for GMAB)
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Fidelity® VIP Contrafund®	$30.93	$23.97	$26.11	$21.84	$20.62	$20.89	$19.03	$14.78	$12.95	$13.54	$10.00(a)
Invesco Oppenheimer V.I. Capital Appreciation	23.57	17.65	19.09	15.35	16.00	15.76	13.92	10.94	9.78	10.09	10.00(a)
Invesco Oppenheimer V.I. Conservative Balanced(l)	13.00	11.28	12.15	11.34	10.98	11.11	10.47	9.43	8.56	8.67	10.00(a)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	27.33	19.99	21.71	17.19	17.13	16.38	15.79	11.84	10.37	10.46	10.00(a)
Invesco Oppenheimer V.I. Global	26.90	20.81	24.44	18.24	18.58	18.23	18.17	14.55	12.24	13.61	10.00(a)
Invesco Oppenheimer V.I. Global Strategic Income	15.42	14.19	15.13	14.52	13.90	14.50	14.38	14.68	13.18	13.33	10.00(a)
Invesco Oppenheimer V.I. Government Money(n)	8.92	8.95	9.00	9.14	9.32	9.50	9.69	9.88	10.07	10.27	10.00(a)
Invesco Oppenheimer V.I. High Income(l)(m)	―	—	—	—	—	—	—	—	3.09	3.23	10.00(a)
Invesco Oppenheimer V.I. International Growth	22.15	17.56	22.23	17.95	18.69	18.43	20.26	16.41	13.69	15.04	10.00(a)
Invesco Oppenheimer V.I. Main Street	25.02	19.32	21.39	18.65	17.04	16.82	15.49	11.99	10.46	10.67	10.00(a)
Invesco V.I. Diversified Dividend	10.29	8.39	9.26	8.69	7.72	7.71	6.97	5.42	4.66	4.85	10.00(a)
Invesco V.I. Health Care	27.14	20.89	21.11	18.58	21.40	21.15	18.02	13.08	11.03	10.82	10.00(a)
Invesco V.I. Technology	27.04	20.29	20.79	15.69	16.12	15.39	14.13	11.51	10.55	11.33	10.00(a)
Ivy VIP Asset Strategy	13.17	11.03	11.89	10.25	10.73	11.94	12.85	10.47	—	—	10.00(b)
MML Aggressive Allocation	18.90	15.55	17.26	14.82	13.92	14.32	13.79	11.04	9.73	10.11	10.00(c)
MML American Funds Core Allocation(*)	17.07	14.74	15.80	14.01	13.11	13.52	12.76	11.00	10.04	10.25	10.00(e)
MML American Funds® Growth(*)	26.55	20.79	21.34	17.03	15.93	15.26	14.41	11.34	9.85	10.54	10.00(e)
MML American Funds® International(*)	14.34	11.96	14.10	10.92	10.81	11.60	12.21	10.28	8.93	10.63	10.00(e)
MML Asset Allocation(k)	―	—	—	—	—	—	—	—	10.45	10.48	10.00(a)
MML Balanced Allocation	15.80	13.80	14.73	13.47	12.94	13.25	12.82	11.42	10.36	10.38	10.00(c)
MML Blend	23.10	19.40	20.69	18.30	17.05	17.38	15.96	13.53	12.25	11.92	10.00(a)
MML Blue Chip Growth	35.55	27.92	27.95	20.92	21.14	19.40	18.13	13.08	11.27	11.34	10.00(a)
MML China(d)	―	—	—	—	—	—	14.34	13.15	10.70	13.49	10.00(e)
MML Concentrated Growth(k)	―	—	—	—	—	—	—	—	8.55	8.78	10.00(a)
MML Conservative Allocation	15.34	13.58	14.35	13.35	12.87	13.17	12.77	11.70	10.71	10.65	10.00(c)
MML Emerging Growth(k)	―	—	—	—	—	—	—	—	8.84	9.64	10.00(a)
MML Enhanced Index Core Equity(k)	―	—	—	—	—	—	—	—	10.59	10.53	10.00(a)
MML Equity	21.39	17.32	19.63	17.28	15.65	16.53	15.11	11.56	10.16	10.76	10.00(a)
MML Equity Income	22.67	18.28	20.57	18.03	15.49	16.96	16.08	12.62	10.97	11.27	10.00(a)
MML Equity Index	26.60	20.73	22.20	18.66	17.06	17.23	15.52	12.01	10.60	10.63	10.00(a)
MML Focused Equity	23.53	18.50	18.68	15.66	13.56	15.22	13.86	10.27	—	—	10.00(f)
MML Foreign	13.68	12.33	14.95	12.52	12.58	13.39	14.68	12.39	10.61	12.01	10.00(a)
MML Fundamental Growth(*)	22.99	17.58	17.82	14.27	14.05	13.53	12.45	9.62	—	—	10.00(f)
MML Fundamental Value	17.71	14.75	16.81	14.94	13.47	14.19	13.03	10.18	—	—	10.00(f)

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML Global	$18.41	$14.38	$16.21	$13.31	$12.62	$13.04	$12.79	$10.18	$8.39	$8.94	$10.00(a)
MML Growth & Income	22.39	17.28	18.59	15.32	14.37	14.58	13.37	10.29	8.78	9.12	10.00(a)
MML Growth Allocation	17.69	14.89	16.31	14.32	13.58	13.94	13.44	11.18	9.96	10.19	10.00(c)
MML High Yield	16.22	14.79	15.64	14.78	12.96	13.40	13.57	12.51	10.95	10.55	10.00(g)
MML Income & Growth	19.91	16.31	18.84	16.36	14.33	14.62	13.65	11.17	10.18	9.82	10.00(a)
MML Inflation-Protected and Income	12.38	11.65	12.04	11.89	11.53	11.93	11.76	13.13	12.53	11.26	10.00(a)
MML International Equity	10.40	8.53	11.45	8.97	8.47	9.10	—	—	—	—	10.00(h)
MML Large Cap Growth	24.67	19.06	19.88	15.19	15.54	15.08	14.04	10.72	9.44	9.99	10.00(a)
MML Managed Bond	14.35	13.32	13.64	13.29	13.19	13.55	12.98	13.45	12.97	12.32	10.00(a)
MML Managed Volatility	14.89	13.57	14.52	13.57	13.35	13.21	12.91	11.17	10.06	10.68	10.00(a)
MML Mid Cap Growth	31.80	24.70	25.74	21.03	20.17	19.26	17.34	12.94	11.59	11.97	10.00(i)
MML Mid Cap Value	30.39	23.99	28.12	25.67	21.24	21.98	19.21	15.02	13.12	13.47	10.00(a)
MML Moderate Allocation	16.67	14.33	15.46	13.91	13.27	13.62	13.15	11.41	10.28	10.38	10.00(c)
MML NASDAQ-100® (k)	―	—	—	—	—	—	—	—	13.22	13.07	10.00(a)
MML Short-Duration Bond	10.27	10.05	10.12	10.09	10.03	10.16	10.24	10.37	10.29	10.15	10.00(g)
MML Small Cap Equity	24.56	19.80	22.48	20.05	17.29	18.68	16.99	12.28	10.58	11.03	10.00(a)
MML Small Cap Growth Equity	31.29	23.75	25.46	21.14	19.12	20.54	19.78	13.58	12.21	13.14	10.00(a)
MML Small Cap Index(k)	―	—	—	—	—	—	—	—	12.20	12.37	10.00(a)
MML Small Company Value	28.67	23.34	27.42	25.09	19.36	20.92	21.28	16.52	14.65	15.18	10.00(j)
MML Small/Mid Cap Value	23.33	19.78	23.71	21.31	17.37	18.75	17.47	12.89	11.04	12.17	10.00(a)
MML Strategic Emerging Markets	12.26	9.98	11.65	8.88	8.53	10.16	10.97	12.00	10.56	13.88	10.00(e)
MML Total Return Bond	10.55	9.90	10.13	10.05	10.02	10.22	9.98	10.37	—	—	10.00(f)
MML U.S. Government Money Market	8.36	8.38	8.44	8.57	8.73	8.90	9.08	9.26	9.44	9.63	10.00(c)
Oppenheimer Global Multi-Alternatives(p)	―	8.80	9.28	9.45	9.31	9.87	—	—	—	—	10.00(h)
PIMCO CommodityRealReturn® Strategy	4.97	4.55	5.40	5.40	4.79	6.58	8.24	9.85	9.56	10.54	10.00(i)
VY® Clarion Global Real Estate	15.28	12.53	14.00	12.92	13.10	13.52	12.11	11.91	9.66	10.41	10.00(i)
Accumulation Unit Values
Pre-2008 Version Contracts with Separate Account Charges of 2.05% (includes 0.50% for GMAB)
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Fidelity® VIP Contrafund®	$30.52	$23.68	$25.82	$21.62	$20.43	$20.72	$18.89	$14.69	$12.88	$13.48	$10.00(a)
Invesco Oppenheimer V.I. Capital Appreciation	23.26	17.43	18.88	15.19	15.85	15.63	13.82	10.87	9.73	10.04	10.00(a)
Invesco Oppenheimer V.I. Conservative Balanced(l)	12.83	11.14	12.01	11.22	10.88	11.02	10.39	9.37	8.52	8.63	10.00(a)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	26.96	19.75	21.47	17.01	16.97	16.24	15.67	11.77	10.31	10.41	10.00(a)
Invesco Oppenheimer V.I. Global	26.54	20.56	24.17	18.05	18.41	18.08	18.04	14.46	12.17	13.55	10.00(a)

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Invesco Oppenheimer V.I. Global Strategic Income	$15.21	$14.01	$14.96	$14.37	$13.77	$14.38	$14.27	$14.59	$13.11	$13.27	$10.00(a)
Invesco Oppenheimer V.I. Government Money(n)	8.81	8.84	8.90	9.05	9.23	9.42	9.62	9.82	10.02	10.23	10.00(a)
Invesco Oppenheimer V.I. High Income(l)(m)	―	—	—	—	—	—	—	—	3.07	3.21	10.00(a)
Invesco Oppenheimer V.I. International Growth	21.86	17.35	21.98	17.76	18.52	18.28	20.11	16.31	13.62	14.97	10.00(a)
Invesco Oppenheimer V.I. Main Street	24.69	19.08	21.15	18.46	16.88	16.68	15.38	11.91	10.40	10.62	10.00(a)
Invesco V.I. Diversified Dividend	10.15	8.29	9.15	8.60	7.65	7.65	6.92	5.39	4.63	4.83	10.00(a)
Invesco V.I. Health Care	26.78	20.63	20.87	18.39	21.20	20.98	17.89	12.99	10.97	10.77	10.00(a)
Invesco V.I. Technology	26.69	20.05	20.56	15.53	15.97	15.26	14.02	11.44	10.49	11.28	10.00(a)
Ivy VIP Asset Strategy	13.08	10.96	11.83	10.21	10.70	11.91	12.84	10.47	—	—	10.00(b)
MML Aggressive Allocation	18.68	15.38	17.09	14.69	13.81	14.22	13.71	10.98	9.69	10.08	10.00(c)
MML American Funds Core Allocation(*)	16.88	14.59	15.65	13.90	13.02	13.44	12.69	10.95	10.01	10.23	10.00(e)
MML American Funds® Growth(*)	26.25	20.58	21.14	16.89	15.81	15.17	14.34	11.29	9.82	10.52	10.00(e)
MML American Funds® International(*)	14.18	11.83	13.97	10.83	10.74	11.53	12.14	10.23	8.90	10.61	10.00(e)
MML Asset Allocation(k)	―	—	—	—	—	—	—	—	10.39	10.43	10.00(a)
MML Balanced Allocation	15.61	13.65	14.59	13.35	12.84	13.15	12.74	11.36	10.32	10.35	10.00(c)
MML Blend	22.79	19.17	20.45	18.11	16.89	17.23	15.85	13.44	12.18	11.87	10.00(a)
MML Blue Chip Growth	35.08	27.58	27.63	20.70	20.94	19.24	18.00	13.00	11.21	11.29	10.00(a)
MML China(d)	―	—	—	—	—	—	14.27	13.09	10.67	13.46	10.00(e)
MML Concentrated Growth(k)	―	—	—	—	—	—	—	—	8.50	8.74	10.00(a)
MML Conservative Allocation	15.16	13.43	14.21	13.23	12.76	13.08	12.70	11.64	10.67	10.62	10.00(c)
MML Emerging Growth(k)	―	—	—	—	—	—	—	—	8.79	9.60	10.00(a)
MML Enhanced Index Core Equity(k)	―	—	—	—	—	—	—	—	10.54	10.48	10.00(a)
MML Equity	21.11	17.11	19.41	17.11	15.51	16.39	15.00	11.48	10.10	10.71	10.00(a)
MML Equity Income	22.37	18.06	20.34	17.84	15.34	16.82	15.96	12.54	10.91	11.23	10.00(a)
MML Equity Index	26.25	20.47	21.95	18.47	16.91	17.09	15.41	11.93	10.55	10.58	10.00(a)
MML Focused Equity	23.35	18.38	18.57	15.59	13.51	15.18	13.84	10.26	—	—	10.00(f)
MML Foreign	13.50	12.18	14.78	12.39	12.47	13.28	14.57	12.31	10.55	11.96	10.00(a)
MML Fundamental Growth(*)	22.82	17.47	17.71	14.20	14.00	13.49	12.43	9.61	—	—	10.00(f)
MML Fundamental Value	17.58	14.65	16.72	14.87	13.42	14.15	13.01	10.17	—	—	10.00(f)
MML Global	18.17	14.20	16.03	13.17	12.50	12.93	12.70	10.12	8.35	8.90	10.00(a)
MML Growth & Income	22.09	17.07	18.38	15.17	14.23	14.46	13.27	10.22	8.73	9.08	10.00(a)
MML Growth Allocation	17.48	14.72	16.14	14.20	13.47	13.85	13.36	11.12	9.92	10.16	10.00(c)
MML High Yield	16.07	14.66	15.52	14.68	12.89	13.34	13.52	12.48	10.93	10.55	10.00(g)
MML Income & Growth	19.64	16.11	18.63	16.19	14.19	14.50	13.55	11.10	10.12	9.78	10.00(a)
MML Inflation-Protected and Income	12.21	11.51	11.90	11.77	11.42	11.83	11.68	13.05	12.46	11.21	10.00(a)
MML International Equity	10.34	8.49	11.41	8.95	8.46	9.10	—	—	—	—	10.00(h)
MML Large Cap Growth	24.34	18.82	19.66	15.03	15.40	14.95	13.94	10.65	9.39	9.95	10.00(a)

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML Managed Bond	$14.16	$13.16	$13.49	$13.15	$13.06	$13.44	$12.88	$13.37	$12.90	$12.27	$10.00(a)
MML Managed Volatility	14.69	13.40	14.35	13.43	13.22	13.10	12.81	11.10	10.01	10.63	10.00(a)
MML Mid Cap Growth	31.38	24.39	25.45	20.81	19.99	19.10	17.22	12.86	11.53	11.92	10.00(i)
MML Mid Cap Value	29.98	23.70	27.81	25.41	21.04	21.80	19.07	14.92	13.05	13.41	10.00(a)
MML Moderate Allocation	16.47	14.18	15.31	13.79	13.17	13.53	13.07	11.35	10.24	10.35	10.00(c)
MML NASDAQ-100® (k)	―	—	—	—	—	—	—	—	13.15	13.01	10.00(a)
MML Short-Duration Bond	10.17	9.96	10.04	10.02	9.97	10.11	10.20	10.34	10.27	10.15	10.00(g)
MML Small Cap Equity	24.23	19.56	22.23	19.84	17.13	18.53	16.86	12.20	10.52	10.98	10.00(a)
MML Small Cap Growth Equity	30.88	23.46	25.18	20.92	18.94	20.37	19.64	13.50	12.15	13.08	10.00(a)
MML Small Cap Index(k)	―	—	—	—	—	—	—	—	12.14	12.32	10.00(a)
MML Small Company Value	28.37	23.12	27.18	24.90	19.23	20.80	21.18	16.46	14.61	15.15	10.00(j)
MML Small/Mid Cap Value	23.02	19.54	23.44	21.09	17.21	18.59	17.34	12.81	10.98	12.12	10.00(a)
MML Strategic Emerging Markets	12.12	9.88	11.54	8.80	8.47	10.09	10.91	11.95	10.52	13.85	10.00(e)
MML Total Return Bond	10.46	9.83	10.07	10.01	9.98	10.19	9.96	10.36	—	—	10.00(f)
MML U.S. Government Money Market	8.26	8.29	8.35	8.50	8.66	8.84	9.03	9.21	9.40	9.60	10.00(c)
Oppenheimer Global Multi-Alternatives(p)	―	8.76	9.25	9.42	9.29	9.87	—	—	—	—	10.00(h)
PIMCO CommodityRealReturn® Strategy	4.90	4.49	5.34	5.34	4.75	6.52	8.18	9.79	9.51	10.49	10.00(i)
VY® Clarion Global Real Estate	15.08	12.38	13.85	12.79	12.97	13.41	12.02	11.83	9.61	10.36	10.00(i)
Accumulation Unit Values
Pre-2008 Version Contracts with Separate Account Charges of 2.20% (includes 0.65% for Basic GMIB)
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Fidelity® VIP Contrafund®	$29.73	$23.10	$25.22	$21.16	$20.02	$20.33	$18.57	$14.46	$12.69	$13.31	$10.00(a)
Invesco Oppenheimer V.I. Capital Appreciation	22.66	17.01	18.44	14.86	15.54	15.34	13.59	10.70	9.59	9.92	10.00(a)
Invesco Oppenheimer V.I. Conservative Balanced(l)	12.50	10.87	11.74	10.98	10.66	10.81	10.21	9.23	8.40	8.52	10.00(a)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	26.27	19.27	20.97	16.65	16.63	15.94	15.41	11.58	10.17	10.28	10.00(a)
Invesco Oppenheimer V.I. Global	25.85	20.05	23.61	17.66	18.04	17.74	17.73	14.24	12.00	13.38	10.00(a)
Invesco Oppenheimer V.I. Global Strategic Income	14.82	13.67	14.62	14.06	13.49	14.11	14.03	14.36	12.93	13.10	10.00(a)
Invesco Oppenheimer V.I. Government Money(n)	8.58	8.62	8.70	8.85	9.05	9.25	9.45	9.66	9.88	10.10	10.00(a)
Invesco Oppenheimer V.I. High Income(l)(m)	―	—	—	—	—	—	—	—	3.03	3.17	10.00(a)
Invesco Oppenheimer V.I. International Growth	21.29	16.92	21.47	17.38	18.15	17.94	19.76	16.05	13.43	14.78	10.00(a)
Invesco Oppenheimer V.I. Main Street	24.05	18.62	20.66	18.06	16.54	16.37	15.11	11.72	10.26	10.48	10.00(a)
Invesco V.I. Diversified Dividend	9.89	8.08	8.94	8.42	7.49	7.51	6.80	5.30	4.57	4.77	10.00(a)
Invesco V.I. Health Care	26.09	20.13	20.39	18.00	20.78	20.59	17.59	12.79	10.82	10.64	10.00(a)
Invesco V.I. Technology	25.99	19.56	20.08	15.19	15.65	14.97	13.78	11.26	10.34	11.14	10.00(a)

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Ivy VIP Asset Strategy	$12.94	$10.86	$11.74	$10.15	$10.65	$11.87	$12.81	$10.47	$—	$—	$10.00(b)
MML Aggressive Allocation	18.35	15.13	16.84	14.49	13.65	14.07	13.59	10.90	9.63	10.03	10.00(c)
MML American Funds Core Allocation(*)	16.60	14.36	15.43	13.72	12.87	13.31	12.59	10.88	9.96	10.20	10.00(e)
MML American Funds® Growth(*)	25.81	20.26	20.85	16.68	15.64	15.02	14.22	11.22	9.77	10.48	10.00(e)
MML American Funds® International(*)	13.94	11.65	13.78	10.70	10.62	11.42	12.04	10.17	8.86	10.57	10.00(e)
MML Asset Allocation(k)	―	—	—	—	—	—	—	—	10.24	10.30	10.00(a)
MML Balanced Allocation	15.34	13.43	14.37	13.18	12.69	13.02	12.63	11.28	10.26	10.31	10.00(c)
MML Blend	22.20	18.70	19.98	17.72	16.56	16.91	15.58	13.23	12.01	11.72	10.00(a)
MML Blue Chip Growth	34.17	26.90	27.00	20.26	20.52	18.88	17.69	12.79	11.06	11.15	10.00(a)
MML China(d)	―	—	—	—	—	—	14.15	13.01	10.62	13.42	10.00(e)
MML Concentrated Growth(k)	―	—	—	—	—	—	—	—	8.38	8.63	10.00(a)
MML Conservative Allocation	14.89	13.21	14.00	13.05	12.61	12.94	12.58	11.56	10.61	10.57	10.00(c)
MML Emerging Growth(k)	―	—	—	—	—	—	—	—	8.67	9.48	10.00(a)
MML Enhanced Index Core Equity(k)	―	—	—	—	—	—	—	—	10.39	10.35	10.00(a)
MML Equity	20.56	16.69	18.96	16.74	15.20	16.09	14.74	11.31	9.96	10.58	10.00(a)
MML Equity Income	21.79	17.61	19.87	17.46	15.04	16.51	15.69	12.34	10.76	11.08	10.00(a)
MML Equity Index	25.57	19.97	21.45	18.07	16.57	16.77	15.15	11.74	10.40	10.45	10.00(a)
MML Focused Equity	23.09	18.19	18.42	15.48	13.44	15.12	13.81	10.25	—	—	10.00(f)
MML Foreign	13.15	11.88	14.44	12.12	12.22	13.03	14.32	12.12	10.41	11.81	10.00(a)
MML Fundamental Growth(*)	22.56	17.29	17.56	14.10	13.92	13.44	12.40	9.60	—	—	10.00(f)
MML Fundamental Value	17.38	14.50	16.58	14.76	13.35	14.09	12.98	10.16	—	—	10.00(f)
MML Global	17.70	13.85	15.66	12.89	12.25	12.69	12.48	9.96	8.23	8.79	10.00(a)
MML Growth & Income	21.52	16.65	17.96	14.84	13.95	14.19	13.04	10.06	8.61	8.96	10.00(a)
MML Growth Allocation	17.17	14.48	15.91	14.01	13.31	13.70	13.24	11.04	9.86	10.12	10.00(c)
MML High Yield	15.84	14.47	15.34	14.53	12.78	13.25	13.45	12.43	10.90	10.54	10.00(g)
MML Income & Growth	19.14	15.72	18.20	15.84	13.91	14.23	13.32	10.93	9.98	9.66	10.00(a)
MML Inflation-Protected and Income	11.90	11.23	11.63	11.52	11.19	11.61	11.48	12.85	12.29	11.07	10.00(a)
MML International Equity	10.25	8.43	11.35	8.91	8.44	9.09	—	—	—	—	10.00(h)
MML Large Cap Growth	23.71	18.36	19.21	14.71	15.09	14.67	13.70	10.49	9.26	9.82	10.00(a)
MML Managed Bond	13.79	12.84	13.18	12.87	12.80	13.19	12.66	13.16	12.72	12.11	10.00(a)
MML Managed Volatility	14.31	13.07	14.02	13.15	12.96	12.86	12.59	10.93	9.87	10.50	10.00(a)
MML Mid Cap Growth	30.73	23.93	25.00	20.48	19.69	18.85	17.01	12.72	11.43	11.83	10.00(i)
MML Mid Cap Value	29.21	23.12	27.17	24.86	20.62	21.39	18.74	14.69	12.87	13.24	10.00(a)
MML Moderate Allocation	16.18	13.95	15.08	13.61	13.01	13.39	12.96	11.27	10.18	10.30	10.00(c)
MML NASDAQ-100® (k)	―	—	—	—	—	—	—	—	12.96	12.85	10.00(a)
MML Short-Duration Bond	10.02	9.83	9.93	9.92	9.89	10.04	10.15	10.30	10.24	10.14	10.00(g)
MML Small Cap Equity	23.61	19.08	21.72	19.41	16.79	18.18	16.57	12.01	10.37	10.84	10.00(a)

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML Small Cap Growth Equity	$30.08	$22.89	$24.60	$20.47	$18.56	$19.99	$19.30	$13.28	$11.98	$12.92	$10.00(a)
MML Small Cap Index(k)	―	—	—	—	—	—	—	—	11.96	12.16	10.00(a)
MML Small Company Value	27.92	22.78	26.83	24.62	19.04	20.63	21.04	16.37	14.56	15.11	10.00(j)
MML Small/Mid Cap Value	22.42	19.06	22.90	20.64	16.86	18.25	17.04	12.61	10.83	11.96	10.00(a)
MML Strategic Emerging Markets	11.92	9.73	11.38	8.69	8.37	10.00	10.83	11.87	10.47	13.80	10.00(e)
MML Total Return Bond	10.34	9.73	9.99	9.94	9.93	10.15	9.94	10.35	—	—	10.00(f)
MML U.S. Government Money Market	8.12	8.16	8.23	8.38	8.56	8.75	8.95	9.14	9.35	9.56	10.00(c)
Oppenheimer Global Multi-Alternatives(p)	―	8.70	9.20	9.38	9.27	9.86	—	—	—	—	10.00(h)
PIMCO CommodityRealReturn® Strategy	4.80	4.41	5.25	5.26	4.68	6.43	8.08	9.69	9.42	10.42	10.00(i)
VY® Clarion Global Real Estate	14.77	12.14	13.60	12.58	12.78	13.23	11.88	11.71	9.53	10.29	10.00(i)
Accumulation Unit Values
Pre-2008 Version Contracts with Separate Account Charges of 1.95% (includes 0.40% for Annual Ratchet Death Benefit)
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Fidelity® VIP Contrafund®	$30.88	$23.93	$26.07	$21.81	$20.59	$20.86	$19.00	$14.76	$12.92	$13.52	$10.00(a)
Invesco Oppenheimer V.I. Capital Appreciation	23.54	17.62	19.06	15.33	15.98	15.74	13.90	10.93	9.76	10.07	10.00(a)
Invesco Oppenheimer V.I. Conservative Balanced(l)	12.98	11.26	12.13	11.32	10.97	11.09	10.45	9.42	8.55	8.65	10.00(a)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	27.28	19.96	21.68	17.16	17.10	16.36	15.77	11.82	10.35	10.44	10.00(a)
Invesco Oppenheimer V.I. Global	26.85	20.78	24.41	18.21	18.55	18.20	18.14	14.53	12.22	13.59	10.00(a)
Invesco Oppenheimer V.I. Global Strategic Income	15.39	14.16	15.11	14.50	13.87	14.48	14.35	14.66	13.16	13.31	10.00(a)
Invesco Oppenheimer V.I. Government Money(n)	8.91	8.93	8.99	9.13	9.31	9.49	9.67	9.86	10.06	10.25	10.00(a)
Invesco Oppenheimer V.I. High Income(l)(m)	―	—	—	—	—	—	—	—	3.09	3.22	10.00(a)
Invesco Oppenheimer V.I. International Growth	22.12	17.54	22.19	17.92	18.67	18.40	20.22	16.38	13.67	15.01	10.00(a)
Invesco Oppenheimer V.I. Main Street	24.98	19.29	21.35	18.62	17.01	16.79	15.47	11.97	10.44	10.65	10.00(a)
Invesco V.I. Diversified Dividend	10.27	8.38	9.24	8.68	7.71	7.70	6.96	5.41	4.65	4.84	10.00(a)
Invesco V.I. Health Care	27.10	20.85	21.08	18.55	21.37	21.12	18.00	13.06	11.01	10.80	10.00(a)
Invesco V.I. Technology	27.00	20.26	20.76	15.66	16.09	15.36	14.11	11.49	10.53	11.31	10.00(a)
Ivy VIP Asset Strategy	13.17	11.03	11.89	10.25	10.73	11.94	12.85	10.47	—	—	10.00(b)
MML Aggressive Allocation	18.90	15.55	17.26	14.82	13.92	14.32	13.79	11.04	9.73	10.11	10.00(c)
MML American Funds Core Allocation(*)	17.07	14.74	15.80	14.01	13.11	13.52	12.76	11.00	10.04	10.25	10.00(e)
MML American Funds® Growth(*)	26.55	20.79	21.34	17.03	15.93	15.26	14.41	11.34	9.85	10.54	10.00(e)
MML American Funds® International(*)	14.34	11.96	14.10	10.92	10.81	11.60	12.21	10.28	8.93	10.63	10.00(e)
MML Asset Allocation(k)	―	—	—	—	—	—	—	—	10.43	10.46	10.00(a)
MML Balanced Allocation	15.80	13.80	14.73	13.47	12.94	13.25	12.82	11.42	10.36	10.38	10.00(c)
MML Blend	23.06	19.37	20.65	18.27	17.03	17.35	15.94	13.51	12.23	11.90	10.00(a)

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML Blue Chip Growth	$35.50	$27.88	$27.90	$20.89	$21.11	$19.37	$18.10	$13.06	$11.26	$11.32	$10.00(a)
MML China(d)	―	—	—	—	—	—	14.34	13.15	10.70	13.49	10.00(e)
MML Concentrated Growth(k)	―	—	—	—	—	—	—	—	8.54	8.77	10.00(a)
MML Conservative Allocation	15.34	13.58	14.35	13.35	12.87	13.17	12.77	11.70	10.71	10.65	10.00(c)
MML Emerging Growth(k)	―	—	—	—	—	—	—	—	8.82	9.63	10.00(a)
MML Enhanced Index Core Equity(k)	―	—	—	—	—	—	—	—	10.58	10.51	10.00(a)
MML Equity	21.36	17.30	19.60	17.26	15.63	16.50	15.08	11.54	10.14	10.74	10.00(a)
MML Equity Income	22.63	18.25	20.54	18.00	15.46	16.93	16.06	12.60	10.95	11.26	10.00(a)
MML Equity Index	26.56	20.69	22.17	18.63	17.04	17.20	15.50	11.99	10.59	10.61	10.00(a)
MML Focused Equity	23.53	18.50	18.68	15.66	13.56	15.22	13.86	10.27	—	—	10.00(f)
MML Foreign	13.66	12.31	14.92	12.50	12.56	13.37	14.65	12.37	10.59	11.99	10.00(a)
MML Fundamental Growth(*)	22.99	17.58	17.82	14.27	14.05	13.53	12.45	9.62	—	—	10.00(f)
MML Fundamental Value	17.71	14.75	16.81	14.94	13.47	14.19	13.03	10.18	—	—	10.00(f)
MML Global	18.38	14.36	16.18	13.29	12.60	13.02	12.77	10.17	8.38	8.92	10.00(a)
MML Growth & Income	22.35	17.26	18.56	15.30	14.34	14.55	13.35	10.27	8.76	9.10	10.00(a)
MML Growth Allocation	17.69	14.89	16.31	14.32	13.58	13.94	13.44	11.18	9.96	10.19	10.00(c)
MML High Yield	16.22	14.79	15.64	14.78	12.96	13.40	13.57	12.51	10.95	10.55	10.00(g)
MML Income & Growth	19.88	16.29	18.81	16.33	14.31	14.60	13.63	11.15	10.16	9.81	10.00(a)
MML Inflation-Protected and Income	12.36	11.63	12.02	11.87	11.51	11.91	11.74	13.11	12.51	11.24	10.00(a)
MML International Equity	10.40	8.53	11.45	8.97	8.47	9.10	—	—	—	—	10.00(h)
MML Large Cap Growth	24.63	19.03	19.85	15.16	15.52	15.05	14.02	10.70	9.42	9.98	10.00(a)
MML Managed Bond	14.32	13.30	13.62	13.27	13.17	13.53	12.96	13.43	12.95	12.30	10.00(a)
MML Managed Volatility	14.86	13.54	14.49	13.55	13.33	13.19	12.89	11.15	10.05	10.66	10.00(a)
MML Mid Cap Growth	31.80	24.70	25.74	21.03	20.17	19.26	17.34	12.94	11.59	11.97	10.00(i)
MML Mid Cap Value	30.34	23.96	28.08	25.63	21.21	21.94	19.18	15.00	13.10	13.45	10.00(a)
MML Moderate Allocation	16.67	14.33	15.46	13.91	13.27	13.62	13.15	11.41	10.28	10.38	10.00(c)
MML NASDAQ-100® (k)	―	—	—	—	—	—	—	—	13.20	13.05	10.00(a)
MML Short-Duration Bond	10.27	10.05	10.12	10.09	10.03	10.16	10.24	10.37	10.29	10.15	10.00(g)
MML Small Cap Equity	24.52	19.77	22.45	20.01	17.26	18.65	16.96	12.26	10.56	11.01	10.00(a)
MML Small Cap Growth Equity	31.24	23.72	25.42	21.11	19.09	20.51	19.75	13.56	12.19	13.12	10.00(a)
MML Small Cap Index(k)	―	—	—	—	—	—	—	—	12.18	12.35	10.00(a)
MML Small Company Value	28.67	23.34	27.42	25.09	19.36	20.92	21.28	16.52	14.65	15.18	10.00(j)
MML Small/Mid Cap Value	23.29	19.75	23.67	21.28	17.34	18.72	17.44	12.87	11.02	12.15	10.00(a)
MML Strategic Emerging Markets	12.26	9.98	11.65	8.88	8.53	10.16	10.97	12.00	10.56	13.88	10.00(e)
MML Total Return Bond	10.55	9.90	10.13	10.05	10.02	10.22	9.98	10.37	—	—	10.00(f)
MML U.S. Government Money Market	8.36	8.38	8.44	8.57	8.73	8.90	9.08	9.26	9.44	9.63	10.00(c)
Oppenheimer Global Multi-Alternatives(p)	―	8.80	9.28	9.45	9.31	9.87	—	—	—	—	10.00(h)

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
PIMCO CommodityRealReturn® Strategy	$4.97	$4.55	$5.40	$5.40	$4.79	$6.58	$8.24	$9.85	$9.56	$10.54	$10.00(i)
VY® Clarion Global Real Estate	15.28	12.53	14.00	12.92	13.10	13.52	12.11	11.91	9.66	10.41	10.00(i)
Accumulation Unit Values
Pre-2008 Version Contracts with Separate Account Charges of 2.35% (includes 0.40% for GMAB and 0.40% for Annual Ratchet Death Benefit)
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Fidelity® VIP Contrafund®	$28.99	$22.55	$24.67	$20.72	$19.64	$19.97	$18.26	$14.24	$12.53	$13.16	$10.00(a)
Invesco Oppenheimer V.I. Capital Appreciation	22.09	16.61	18.04	14.56	15.24	15.07	13.37	10.55	9.46	9.80	10.00(a)
Invesco Oppenheimer V.I. Conservative Balanced(l)	12.18	10.61	11.48	10.76	10.46	10.62	10.05	9.09	8.29	8.42	10.00(a)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	25.61	18.81	20.51	16.30	16.31	15.66	15.16	11.41	10.03	10.16	10.00(a)
Invesco Oppenheimer V.I. Global	25.21	19.58	23.09	17.30	17.69	17.43	17.44	14.03	11.84	13.22	10.00(a)
Invesco Oppenheimer V.I. Global Strategic Income	14.45	13.35	14.30	13.77	13.23	13.86	13.80	14.15	12.76	12.95	10.00(a)
Invesco Oppenheimer V.I. Government Money(n)	8.36	8.42	8.50	8.67	8.88	9.09	9.30	9.52	9.75	9.98	10.00(a)
Invesco Oppenheimer V.I. High Income(l)(m)	―	—	—	—	—	—	—	—	2.99	3.14	10.00(a)
Invesco Oppenheimer V.I. International Growth	20.76	16.53	21.00	17.02	17.80	17.62	19.44	15.81	13.25	14.61	10.00(a)
Invesco Oppenheimer V.I. Main Street	23.45	18.18	20.21	17.69	16.23	16.08	14.87	11.55	10.12	10.36	10.00(a)
Invesco V.I. Diversified Dividend	9.64	7.89	8.74	8.24	7.35	7.37	6.69	5.23	4.51	4.71	10.00(a)
Invesco V.I. Health Care	25.43	19.65	19.94	17.62	20.38	20.22	17.30	12.60	10.67	10.51	10.00(a)
Invesco V.I. Technology	25.34	19.09	19.64	14.88	15.35	14.71	13.56	11.09	10.21	11.01	10.00(a)
Ivy VIP Asset Strategy	12.80	10.76	11.65	10.08	10.60	11.84	12.79	10.46	—	—	10.00(b)
MML Aggressive Allocation	18.02	14.89	16.59	14.30	13.49	13.92	13.47	10.82	9.57	9.99	10.00(c)
MML American Funds Core Allocation(*)	16.32	14.14	15.22	13.55	12.73	13.18	12.49	10.81	9.91	10.16	10.00(e)
MML American Funds® Growth(*)	25.37	19.95	20.56	16.47	15.47	14.88	14.11	11.15	9.72	10.45	10.00(e)
MML American Funds® International(*)	13.71	11.47	13.59	10.56	10.50	11.31	11.95	10.10	8.81	10.53	10.00(e)
MML Asset Allocation(k)	―	—	—	—	—	—	—	—	10.11	10.18	10.00(a)
MML Balanced Allocation	15.06	13.21	14.16	13.00	12.54	12.88	12.52	11.20	10.20	10.26	10.00(c)
MML Blend	21.65	18.26	19.54	17.36	16.24	16.61	15.32	13.04	11.85	11.58	10.00(a)
MML Blue Chip Growth	33.32	26.27	26.40	19.84	20.13	18.55	17.40	12.61	10.91	11.02	10.00(a)
MML China(d)	―	—	—	—	—	—	14.04	12.92	10.56	13.37	10.00(e)
MML Concentrated Growth(k)	―	—	—	—	—	—	—	—	8.27	8.53	10.00(a)
MML Conservative Allocation	14.62	13.00	13.79	12.88	12.46	12.81	12.47	11.47	10.54	10.52	10.00(c)
MML Emerging Growth(k)	―	—	—	—	—	—	—	—	8.55	9.37	10.00(a)
MML Enhanced Index Core Equity(k)	―	—	—	—	—	—	—	—	10.25	10.23	10.00(a)
MML Equity	20.05	16.30	18.54	16.39	14.91	15.80	14.50	11.14	9.83	10.45	10.00(a)
MML Equity Income	21.24	17.20	19.43	17.10	14.75	16.22	15.44	12.16	10.61	10.95	10.00(a)

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML Equity Index	$24.93	$19.50	$20.98	$17.70	$16.25	$16.47	$14.90	$11.57	$10.26	$10.33	$10.00(a)
MML Focused Equity	22.82	18.01	18.26	15.37	13.37	15.06	13.77	10.24	—	—	10.00(f)
MML Foreign	12.82	11.60	14.12	11.87	11.98	12.80	14.09	11.94	10.27	11.67	10.00(a)
MML Fundamental Growth(*)	22.30	17.12	17.42	14.00	13.85	13.38	12.37	9.59	—	—	10.00(f)
MML Fundamental Value	17.18	14.36	16.44	14.66	13.27	14.04	12.95	10.15	—	—	10.00(f)
MML Global	17.26	13.53	15.31	12.62	12.02	12.47	12.28	9.81	8.12	8.68	10.00(a)
MML Growth & Income	20.98	16.26	17.56	14.53	13.68	13.94	12.83	9.91	8.49	8.86	10.00(a)
MML Growth Allocation	16.87	14.25	15.67	13.82	13.15	13.56	13.13	10.96	9.80	10.07	10.00(c)
MML High Yield	15.61	14.29	15.17	14.39	12.67	13.16	13.37	12.38	10.88	10.53	10.00(g)
MML Income & Growth	18.66	15.35	17.80	15.51	13.64	13.98	13.11	10.77	9.85	9.54	10.00(a)
MML Inflation-Protected and Income	11.60	10.96	11.37	11.28	10.98	11.41	11.29	12.66	12.12	10.94	10.00(a)
MML International Equity	10.17	8.37	11.28	8.87	8.41	9.08	—	—	—	—	10.00(h)
MML Large Cap Growth	23.12	17.93	18.78	14.40	14.80	14.42	13.48	10.33	9.13	9.71	10.00(a)
MML Managed Bond	13.44	12.53	12.89	12.60	12.56	12.95	12.46	12.97	12.55	11.97	10.00(a)
MML Managed Volatility	13.95	12.76	13.71	12.87	12.71	12.63	12.39	10.76	9.74	10.37	10.00(a)
MML Mid Cap Growth	30.11	23.47	24.57	20.15	19.41	18.61	16.82	12.60	11.33	11.75	10.00(i)
MML Mid Cap Value	28.48	22.58	26.57	24.35	20.23	21.01	18.44	14.47	12.70	13.08	10.00(a)
MML Moderate Allocation	15.89	13.72	14.86	13.42	12.86	13.25	12.84	11.18	10.12	10.25	10.00(c)
MML NASDAQ-100® (k)	―	—	—	—	—	—	—	—	12.79	12.70	10.00(a)
MML Short-Duration Bond	9.88	9.71	9.81	9.82	9.80	9.97	10.09	10.26	10.22	10.13	10.00(g)
MML Small Cap Equity	23.01	18.63	21.24	19.01	16.46	17.86	16.30	11.84	10.24	10.71	10.00(a)
MML Small Cap Growth Equity	29.32	22.35	24.06	20.05	18.21	19.64	18.99	13.09	11.82	12.77	10.00(a)
MML Small Cap Index(k)	―	—	—	—	—	—	—	—	11.81	12.02	10.00(a)
MML Small Company Value	27.47	22.45	26.49	24.34	18.85	20.45	20.89	16.28	14.50	15.08	10.00(j)
MML Small/Mid Cap Value	21.86	18.61	22.40	20.21	16.54	17.92	16.77	12.42	10.68	11.82	10.00(a)
MML Strategic Emerging Markets	11.72	9.58	11.22	8.59	8.28	9.90	10.74	11.79	10.42	13.75	10.00(e)
MML Total Return Bond	10.23	9.64	9.90	9.87	9.87	10.11	9.91	10.34	—	—	10.00(f)
MML U.S. Government Money Market	7.97	8.03	8.11	8.27	8.46	8.66	8.87	9.08	9.29	9.51	10.00(c)
Oppenheimer Global Multi-Alternatives(p)	―	8.64	9.15	9.35	9.25	9.85	—	—	—	—	10.00(h)
PIMCO CommodityRealReturn® Strategy	4.70	4.32	5.16	5.17	4.61	6.35	7.99	9.59	9.34	10.34	10.00(i)
VY® Clarion Global Real Estate	14.47	11.91	13.37	12.38	12.60	13.06	11.75	11.59	9.45	10.21	10.00(i)

Accumulation Unit Values
Pre-2008 Version Contracts with Separate Account Charges of 2.45% (includes 0.50% for GMAB and 0.40% for Annual Ratchet Death Benefit)
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Fidelity® VIP Contrafund®	$28.60	$22.28	$24.39	$20.51	$19.46	$19.81	$18.13	$14.15	$12.46	$13.10	$10.00(a)
Invesco Oppenheimer V.I. Capital Appreciation	21.80	16.40	17.83	14.41	15.10	14.94	13.27	10.48	9.41	9.76	10.00(a)
Invesco Oppenheimer V.I. Conservative Balanced(l)	12.02	10.48	11.35	10.64	10.36	10.53	9.98	9.03	8.24	8.38	10.00(a)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	25.27	18.58	20.28	16.13	16.16	15.53	15.05	11.34	9.98	10.12	10.00(a)
Invesco Oppenheimer V.I. Global	24.87	19.34	22.83	17.12	17.53	17.28	17.31	13.94	11.78	13.16	10.00(a)
Invesco Oppenheimer V.I. Global Strategic Income	14.26	13.18	14.14	13.63	13.11	13.75	13.70	14.06	12.69	12.89	10.00(a)
Invesco Oppenheimer V.I. Government Money(n)	8.25	8.31	8.41	8.58	8.79	9.01	9.23	9.46	9.70	9.93	10.00(a)
Invesco Oppenheimer V.I. High Income(l)(m)	―	—	—	—	—	—	—	—	2.98	3.12	10.00(a)
Invesco Oppenheimer V.I. International Growth	20.48	16.32	20.76	16.85	17.64	17.47	19.30	15.71	13.18	14.55	10.00(a)
Invesco Oppenheimer V.I. Main Street	23.14	17.95	19.98	17.51	16.08	15.94	14.76	11.48	10.07	10.32	10.00(a)
Invesco V.I. Diversified Dividend	9.52	7.80	8.64	8.16	7.28	7.31	6.64	5.19	4.48	4.69	10.00(a)
Invesco V.I. Health Care	25.10	19.41	19.72	17.44	20.19	20.06	17.17	12.52	10.62	10.47	10.00(a)
Invesco V.I. Technology	25.01	18.86	19.42	14.73	15.21	14.59	13.46	11.02	10.15	10.96	10.00(a)
Ivy VIP Asset Strategy	12.71	10.69	11.59	10.04	10.56	11.81	12.78	10.46	—	—	10.00(b)
MML Aggressive Allocation	17.81	14.73	16.43	14.17	13.38	13.83	13.39	10.77	9.54	9.96	10.00(c)
MML American Funds Core Allocation(*)	16.14	14.00	15.08	13.44	12.64	13.10	12.43	10.76	9.88	10.14	10.00(e)
MML American Funds® Growth(*)	25.09	19.74	20.37	16.33	15.36	14.79	14.03	11.10	9.69	10.42	10.00(e)
MML American Funds® International(*)	13.55	11.36	13.46	10.48	10.43	11.24	11.89	10.06	8.78	10.51	10.00(e)
MML Asset Allocation(k)	―	—	—	—	—	—	—	—	10.06	10.13	10.00(a)
MML Balanced Allocation	14.88	13.07	14.02	12.89	12.44	12.79	12.45	11.14	10.16	10.23	10.00(c)
MML Blend	21.36	18.03	19.32	17.18	16.09	16.47	15.21	12.96	11.79	11.53	10.00(a)
MML Blue Chip Growth	32.88	25.95	26.11	19.64	19.94	18.40	17.28	12.53	10.85	10.97	10.00(a)
MML China(d)	―	—	—	—	—	—	13.97	12.87	10.53	13.34	10.00(e)
MML Concentrated Growth(k)	―	—	—	—	—	—	—	—	8.23	8.49	10.00(a)
MML Conservative Allocation	14.45	12.86	13.65	12.76	12.36	12.72	12.40	11.41	10.50	10.49	10.00(c)
MML Emerging Growth(k)	―	—	—	—	—	—	—	—	8.51	9.33	10.00(a)
MML Enhanced Index Core Equity(k)	―	—	—	—	—	—	—	—	10.20	10.19	10.00(a)
MML Equity	19.78	16.10	18.33	16.23	14.77	15.67	14.39	11.07	9.77	10.41	10.00(a)
MML Equity Income	20.96	16.99	19.21	16.92	14.61	16.08	15.32	12.09	10.56	10.91	10.00(a)
MML Equity Index	24.60	19.26	20.74	17.51	16.10	16.34	14.79	11.50	10.20	10.28	10.00(a)
MML Focused Equity	22.65	17.89	18.16	15.30	13.32	15.02	13.75	10.24	—	—	10.00(f)
MML Foreign	12.65	11.46	13.96	11.75	11.87	12.70	13.99	11.86	10.21	11.62	10.00(a)
MML Fundamental Growth(*)	22.13	17.01	17.32	13.94	13.80	13.35	12.34	9.59	—	—	10.00(f)
MML Fundamental Value	17.05	14.26	16.34	14.59	13.23	14.00	12.93	10.15	—	—	10.00(f)

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML Global	$17.03	$13.36	$15.14	$12.49	$11.90	$12.37	$12.19	$9.75	$8.08	$8.65	$10.00(a)
MML Growth & Income	20.70	16.06	17.37	14.39	13.55	13.82	12.74	9.85	8.45	8.82	10.00(a)
MML Growth Allocation	16.67	14.09	15.52	13.70	13.05	13.47	13.05	10.90	9.76	10.04	10.00(c)
MML High Yield	15.46	14.16	15.05	14.29	12.60	13.09	13.32	12.35	10.86	10.52	10.00(g)
MML Income & Growth	18.41	15.16	17.60	15.35	13.52	13.87	13.01	10.70	9.79	9.50	10.00(a)
MML Inflation-Protected and Income	11.45	10.83	11.24	11.16	10.87	11.31	11.21	12.58	12.06	10.89	10.00(a)
MML International Equity	10.11	8.33	11.24	8.85	8.40	9.07	—	—	—	—	10.00(h)
MML Large Cap Growth	22.81	17.71	18.57	14.26	14.66	14.30	13.38	10.27	9.09	9.67	10.00(a)
MML Managed Bond	13.27	12.38	12.74	12.47	12.44	12.85	12.37	12.88	12.48	11.92	10.00(a)
MML Managed Volatility	13.77	12.61	13.56	12.74	12.59	12.53	12.30	10.70	9.69	10.33	10.00(a)
MML Mid Cap Growth	29.71	23.19	24.29	19.94	19.23	18.45	16.70	12.52	11.27	11.70	10.00(i)
MML Mid Cap Value	28.10	22.30	26.27	24.10	20.04	20.84	18.31	14.38	12.63	13.03	10.00(a)
MML Moderate Allocation	15.70	13.57	14.71	13.31	12.76	13.16	12.77	11.13	10.08	10.22	10.00(c)
MML NASDAQ-100® (k)	―	—	—	—	—	—	—	—	12.72	12.64	10.00(a)
MML Short-Duration Bond	9.78	9.62	9.74	9.75	9.75	9.92	10.06	10.23	10.20	10.12	10.00(g)
MML Small Cap Equity	22.71	18.40	21.00	18.82	16.31	17.71	16.19	11.76	10.18	10.67	10.00(a)
MML Small Cap Growth Equity	28.93	22.08	23.79	19.85	18.04	19.48	18.85	13.01	11.75	12.71	10.00(a)
MML Small Cap Index(k)	―	—	—	—	—	—	—	—	11.74	11.97	10.00(a)
MML Small Company Value	27.18	22.24	26.26	24.15	18.72	20.34	20.79	16.22	14.46	15.05	10.00(j)
MML Small/Mid Cap Value	21.57	18.38	22.14	20.00	16.39	17.78	16.64	12.34	10.63	11.77	10.00(a)
MML Strategic Emerging Markets	11.58	9.48	11.12	8.51	8.22	9.84	10.69	11.74	10.38	13.72	10.00(e)
MML Total Return Bond	10.15	9.57	9.84	9.82	9.84	10.09	9.90	10.33	—	—	10.00(f)
MML U.S. Government Money Market	7.88	7.94	8.03	8.20	8.39	8.60	8.81	9.03	9.26	9.49	10.00(c)
Oppenheimer Global Multi-Alternatives(p)	―	8.60	9.11	9.32	9.23	9.84	—	—	—	—	10.00(h)
PIMCO CommodityRealReturn® Strategy	4.64	4.27	5.10	5.12	4.57	6.30	7.93	9.53	9.29	10.30	10.00(i)
VY® Clarion Global Real Estate	14.28	11.77	13.22	12.26	12.48	12.95	11.66	11.52	9.40	10.17	10.00(i)
Accumulation Unit Values
Pre-2008 Version Contracts with Separate Account Charges of 2.60% (includes 0.65% for Basic GMIB and 0.40% for Annual Ratchet Death Benefit)
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Fidelity® VIP Contrafund®	$27.86	$21.73	$23.83	$20.07	$19.07	$19.44	$17.82	$13.93	$12.28	$12.93	$10.00(a)
Invesco Oppenheimer V.I. Capital Appreciation	21.24	16.00	17.42	14.10	14.79	14.67	13.04	10.32	9.28	9.63	10.00(a)
Invesco Oppenheimer V.I. Conservative Balanced(l)	11.71	10.23	11.09	10.42	10.16	10.34	9.81	8.89	8.12	8.28	10.00(a)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	24.61	18.13	19.81	15.79	15.83	15.24	14.79	11.16	9.84	9.99	10.00(a)
Invesco Oppenheimer V.I. Global	24.23	18.87	22.31	16.75	17.18	16.96	17.02	13.72	11.61	13.00	10.00(a)

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Invesco Oppenheimer V.I. Global Strategic Income	$13.89	$12.86	$13.81	$13.34	$12.85	$13.49	$13.46	$13.84	$12.51	$12.73	$10.00(a)
Invesco Oppenheimer V.I. Government Money(n)	8.04	8.11	8.21	8.40	8.62	8.84	9.08	9.31	9.56	9.81	10.00(a)
Invesco Oppenheimer V.I. High Income(l)(m)	―	—	—	—	—	—	—	—	2.93	3.08	10.00(a)
Invesco Oppenheimer V.I. International Growth	19.95	15.92	20.29	16.48	17.28	17.15	18.97	15.47	12.99	14.36	10.00(a)
Invesco Oppenheimer V.I. Main Street	22.54	17.52	19.52	17.13	15.75	15.65	14.51	11.30	9.92	10.19	10.00(a)
Invesco V.I. Diversified Dividend	9.27	7.60	8.45	7.98	7.14	7.18	6.53	5.11	4.42	4.63	10.00(a)
Invesco V.I. Health Care	24.45	18.94	19.26	17.07	19.78	19.68	16.88	12.33	10.47	10.33	10.00(a)
Invesco V.I. Technology	24.36	18.40	18.97	14.41	14.90	14.32	13.23	10.85	10.01	10.82	10.00(a)
Ivy VIP Asset Strategy	12.57	10.60	11.50	9.98	10.51	11.77	12.75	10.46	—	—	10.00(b)
MML Aggressive Allocation	17.49	14.49	16.18	13.98	13.22	13.68	13.27	10.69	9.48	9.91	10.00(c)
MML American Funds Core Allocation(*)	15.86	13.78	14.87	13.28	12.50	12.98	12.33	10.69	9.83	10.10	10.00(e)
MML American Funds® Growth(*)	24.67	19.44	20.09	16.13	15.19	14.65	13.92	11.03	9.64	10.39	10.00(e)
MML American Funds® International(*)	13.33	11.18	13.27	10.35	10.31	11.13	11.79	9.99	8.74	10.47	10.00(e)
MML Asset Allocation(k)	―	—	—	—	—	—	—	—	9.91	10.01	10.00(a)
MML Balanced Allocation	14.62	12.85	13.81	12.71	12.29	12.66	12.34	11.06	10.10	10.19	10.00(c)
MML Blend	20.81	17.59	18.88	16.81	15.77	16.17	14.95	12.75	11.62	11.38	10.00(a)
MML Blue Chip Growth	32.02	25.31	25.51	19.22	19.54	18.05	16.98	12.33	10.70	10.83	10.00(a)
MML China(d)	―	—	—	—	—	—	13.86	12.78	10.48	13.29	10.00(e)
MML Concentrated Growth(k)	―	—	—	—	—	—	—	—	8.11	8.39	10.00(a)
MML Conservative Allocation	14.19	12.65	13.45	12.59	12.22	12.59	12.29	11.33	10.44	10.45	10.00(c)
MML Emerging Growth(k)	―	—	—	—	—	—	—	—	8.39	9.21	10.00(a)
MML Enhanced Index Core Equity(k)	―	—	—	—	—	—	—	—	10.05	10.06	10.00(a)
MML Equity	19.27	15.71	17.91	15.88	14.47	15.38	14.15	10.90	9.64	10.28	10.00(a)
MML Equity Income	20.42	16.57	18.77	16.56	14.32	15.78	15.06	11.90	10.41	10.77	10.00(a)
MML Equity Index	23.96	18.79	20.26	17.14	15.78	16.03	14.54	11.32	10.06	10.15	10.00(a)
MML Focused Equity	22.39	17.71	18.00	15.19	13.24	14.96	13.71	10.23	—	—	10.00(f)
MML Foreign	12.32	11.18	13.64	11.50	11.63	12.46	13.75	11.68	10.07	11.47	10.00(a)
MML Fundamental Growth(*)	21.87	16.84	17.17	13.84	13.72	13.30	12.31	9.58	—	—	10.00(f)
MML Fundamental Value	16.85	14.12	16.21	14.49	13.15	13.94	12.89	10.14	—	—	10.00(f)
MML Global	16.59	13.04	14.79	12.22	11.66	12.14	11.98	9.60	7.96	8.54	10.00(a)
MML Growth & Income	20.17	15.67	16.97	14.08	13.28	13.56	12.52	9.70	8.33	8.71	10.00(a)
MML Growth Allocation	16.37	13.86	15.29	13.52	12.89	13.33	12.93	10.82	9.70	10.00	10.00(c)
MML High Yield	15.24	13.98	14.88	14.15	12.49	13.00	13.25	12.30	10.83	10.51	10.00(g)
MML Income & Growth	17.93	14.79	17.19	15.02	13.25	13.61	12.79	10.53	9.65	9.38	10.00(a)
MML Inflation-Protected and Income	11.15	10.56	10.99	10.92	10.66	11.10	11.02	12.38	11.89	10.75	10.00(a)
MML International Equity	10.02	8.27	11.18	8.81	8.38	9.06	—	—	—	—	10.00(h)
MML Large Cap Growth	22.22	17.28	18.15	13.95	14.37	14.03	13.15	10.11	8.96	9.54	10.00(a)

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML Managed Bond	$12.92	$12.08	$12.45	$12.21	$12.19	$12.61	$12.15	$12.68	$12.31	$11.77	$10.00(a)
MML Managed Volatility	13.41	12.30	13.25	12.47	12.34	12.30	12.09	10.53	9.55	10.20	10.00(a)
MML Mid Cap Growth	29.09	22.74	23.86	19.62	18.95	18.21	16.50	12.39	11.18	11.61	10.00(i)
MML Mid Cap Value	27.37	21.75	25.67	23.58	19.64	20.45	17.99	14.16	12.45	12.86	10.00(a)
MML Moderate Allocation	15.42	13.35	14.50	13.13	12.60	13.02	12.65	11.05	10.02	10.18	10.00(c)
MML NASDAQ-100® (k)	―	—	—	—	—	—	—	—	12.54	12.48	10.00(a)
MML Short-Duration Bond	9.64	9.50	9.63	9.66	9.67	9.85	10.00	10.19	10.18	10.11	10.00(g)
MML Small Cap Equity	22.12	17.95	20.52	18.41	15.98	17.38	15.91	11.58	10.04	10.53	10.00(a)
MML Small Cap Growth Equity	28.19	21.54	23.24	19.42	17.68	19.12	18.53	12.80	11.59	12.55	10.00(a)
MML Small Cap Index(k)	―	—	—	—	—	—	—	—	11.58	11.82	10.00(a)
MML Small Company Value	26.75	21.92	25.92	23.87	18.54	20.17	20.65	16.13	14.40	15.01	10.00(j)
MML Small/Mid Cap Value	21.01	17.93	21.64	19.57	16.06	17.45	16.36	12.15	10.48	11.62	10.00(a)
MML Strategic Emerging Markets	11.39	9.34	10.97	8.41	8.13	9.75	10.60	11.67	10.33	13.67	10.00(e)
MML Total Return Bond	10.03	9.48	9.76	9.75	9.78	10.05	9.87	10.32	—	—	10.00(f)
MML U.S. Government Money Market	7.74	7.81	7.91	8.09	8.29	8.51	8.74	8.97	9.20	9.44	10.00(c)
Oppenheimer Global Multi-Alternatives(p)	―	8.54	9.06	9.28	9.21	9.83	—	—	—	—	10.00(h)
PIMCO CommodityRealReturn®Strategy	4.54	4.19	5.01	5.04	4.50	6.22	7.84	9.43	9.21	10.22	10.00(i)
VY® Clarion Global Real Estate	13.98	11.54	12.98	12.06	12.30	12.78	11.52	11.40	9.31	10.10	10.00(i)
Accumulation Units Outstanding – Pre-2008 Version
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fidelity® VIP Contrafund®(a)	1,214,607	1,407,612	1,661,586	1,885,760	2,058,058	2,245,296	2,619,840	3,103,374	3,521,299	3,822,822
Invesco Oppenheimer V.I. Capital Appreciation(a)	1,117,810	1,423,123	1,703,851	1,971,942	2,151,138	2,458,314	2,966,076	3,570,943	4,083,649	4,514,338
Invesco Oppenheimer V.I. Conservative Balanced(a)(l)	41,389	47,903	53,919	58,346	61,652	68,270	91,035	102,748	122,843	143,525
Invesco Oppenheimer V.I. Discovery Mid Cap Growth(a)	675,415	879,932	1,046,663	1,215,467	1,373,962	1,624,340	1,798,333	2,237,737	2,545,533	2,951,465
Invesco Oppenheimer V.I. Global(a)	1,001,957	1,183,051	1,324,781	1,607,113	1,751,938	2,000,520	2,128,087	2,464,526	2,873,904	3,102,081
Invesco Oppenheimer V.I. Global Strategic Income(a)	2,218,371	2,258,200	2,598,276	2,736,308	3,128,906	3,419,517	3,782,900	3,725,816	4,027,056	4,646,782
Invesco Oppenheimer V.I. Government Money(a)(n)	67,718	34,393	51,476	47,802	53,738	69,244	83,648	89,917	141,574	183,757
Invesco Oppenheimer V.I. High Income(a)(l)(m)	―	―	―	―	―	―	―	―	121,251	146,038
Invesco Oppenheimer V.I. International Growth(a)	228,156	252,950	269,987	282,281	315,518	368,555	386,880	434,343	485,370	534,132
Invesco Oppenheimer V.I. Main Street(a)	47,096	55,404	70,956	70,753	60,459	58,553	75,179	91,622	95,774	108,180
Invesco V.I. Diversified Dividend(a)	46,462	50,970	57,262	55,710	114,207	77,950	81,623	80,007	31,461	30,735
Invesco V.I. Health Care(a)	33,192	31,336	34,572	40,722	51,234	39,171	40,713	35,747	40,891	41,224
Invesco V.I. Technology(a)	24,123	19,860	20,134	19,785	23,940	40,798	48,973	53,372	27,964	31,565

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ivy VIP Asset Strategy(b)	791	1,729	2,090	2,456	7,804	70,365	70,805	―	―	―
MML Aggressive Allocation(c)	294,120	329,513	363,930	363,632	496,167	550,797	622,289	692,911	775,161	819,773
MML American Funds Core Allocation(e)(*)	1,263,284	1,347,833	1,393,075	1,334,493	1,065,934	939,597	810,775	828,396	766,886	784,795
MML American Funds® Growth(e)(*)	45,374	53,767	58,356	52,746	52,144	60,327	103,331	125,142	139,070	117,122
MML American Funds® International(e)(*)	106,945	105,124	102,850	119,075	115,378	61,184	105,220	116,623	132,341	109,670
MML Asset Allocation(a)(k)	―	―	―	―	―	―	―	―	790,421	931,236
MML Balanced Allocation(c)	2,229,091	2,169,962	2,585,201	2,423,667	2,600,972	2,800,718	2,924,693	3,082,884	3,064,171	3,264,523
MML Blend(a)	393,833	395,166	438,892	464,181	479,224	512,733	571,532	543,813	275,342	278,743
MML Blue Chip Growth(a)	297,021	276,064	319,703	351,974	327,183	329,810	330,709	379,083	338,296	367,781
MML China(e)(d)	―	―	―	―	―	―	20,134	25,838	29,479	18,498
MML Concentrated Growth(a)(k)	―	―	―	―	―	―	―	―	207,417	230,205
MML Conservative Allocation(c)	1,069,837	1,129,416	1,255,638	1,522,755	1,712,990	1,688,450	2,138,680	2,534,406	1,910,752	1,893,345
MML Emerging Growth(a)(k)	―	―	―	―	―	―	―	―	50,443	54,745
MML Enhanced Index Core Equity(a)(k)	―	―	―	―	―	―	―	―	45,840	44,196
MML Equity(a)	244,524	244,879	258,164	286,655	285,373	258,849	349,162	360,895	409,712	421,810
MML Equity Income(a)	1,322,286	1,520,356	1,728,745	2,009,624	2,261,488	2,409,468	2,722,116	3,184,635	3,762,383	4,016,505
MML Equity Index(a)	65,836	66,377	64,016	78,593	99,883	84,354	84,679	68,387	79,077	89,077
MML Focused Equity(f)	965	3,597	5,363	5,432	5,561	8,765	4,628	―	―	―
MML Foreign(a)	1,753,401	1,887,177	1,971,590	2,297,293	2,565,886	2,712,946	2,680,608	2,986,959	3,445,540	3,683,365
MML Fundamental Growth(f)(*)	3,326	3,387	5,505	6,517	6,512	6,934	4,532	1,605	―	―
MML Fundamental Value(f)	4,423	4,499	7,288	10,058	7,640	10,645	5,784	4,562	―	―
MML Global(a)	50,833	51,253	54,147	54,756	85,234	40,579	40,923	44,185	56,671	62,420
MML Growth & Income(a)	263,858	282,612	317,649	362,077	402,022	467,722	538,382	611,576	691,944	785,774
MML Growth Allocation(c)	9,173,079	10,589,436	11,457,514	12,277,425	12,925,753	13,592,000	14,721,891	15,336,456	16,902,362	17,630,214
MML High Yield(g)	44,902	42,736	43,143	56,096	45,624	32,613	19,972	19,187	8,778	2,753
MML Income & Growth(a)	105,502	78,338	84,206	79,971	90,343	112,746	124,789	138,453	141,366	135,991
MML Inflation-Protected and Income(a)	2,282,494	2,396,659	2,869,665	2,906,871	3,355,138	3,737,661	4,213,257	3,967,602	4,091,109	5,041,598
MML International Equity(h)	2,418	2,419	2,420	2,421	8,874	―	―	―	―	―
MML Large Cap Growth(a)	22,695	20,802	20,464	26,260	29,142	57,861	61,461	68,844	73,958	80,802
MML Managed Bond(a)	1,540,222	1,602,400	1,905,240	1,996,923	2,233,268	2,453,581	2,852,750	2,926,665	3,028,795	3,566,143
MML Managed Volatility(a)	1,299,391	1,389,416	1,617,073	1,727,635	1,896,742	2,198,490	2,462,399	2,722,509	3,115,703	3,354,726
MML Mid Cap Growth(i)	266,017	295,158	337,720	364,339	403,374	431,540	474,936	574,315	613,256	644,565
MML Mid Cap Value(a)	769,601	924,946	1,013,963	1,151,231	1,409,433	1,528,676	1,866,582	2,235,403	2,641,067	2,877,899
MML Moderate Allocation(c)	4,946,243	5,331,241	5,961,751	6,681,780	7,296,868	7,890,391	8,339,316	8,837,554	9,306,549	9,831,878

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
MML NASDAQ-100® (a)(k)	―	―	―	―	―	―	―	―	70,605	79,184
MML Short-Duration Bond(g)	74,865	92,393	104,417	52,107	58,231	55,991	49,534	45,242	16,513	11,131
MML Small Cap Equity(a)	109,362	120,399	129,520	141,756	153,683	160,952	182,844	217,684	223,372	226,694
MML Small Cap Growth Equity(a)	565,201	690,856	817,643	971,014	1,134,778	1,205,977	1,335,718	1,796,754	2,078,869	2,196,821
MML Small Cap Index(a)(k)	―	―	―	―	―	―	―	―	80,678	107,014
MML Small Company Value(j)	12,499	8,012	9,589	10,511	12,312	13,677	16,297	16,819	18,869	11,833
MML Small/Mid Cap Value(a)	824,974	918,732	984,178	1,124,953	1,367,965	1,446,742	1,667,237	2,076,090	2,561,773	2,599,174
MML Strategic Emerging Markets(e)	23,596	27,449	32,523	35,495	38,615	33,460	48,867	59,301	59,931	67,603
MML Total Return Bond(f)	25,976	17,995	39,896	42,970	45,727	45,910	51,429	16,365	―	―
MML U.S. Government Money Market(c)	265,529	401,055	325,004	372,296	438,206	562,519	654,167	795,165	279,510	323,688
Oppenheimer Global Multi-Alternatives(h)(p)	―	532	951	810	667	489	―	―	―	―
PIMCO CommodityRealReturn® Strategy(i)	113,985	110,523	115,578	123,345	136,622	133,525	155,639	147,991	161,020	168,043
VY® Clarion Global Real Estate(i)	39,862	45,532	53,310	64,206	77,370	73,985	84,952	95,543	107,253	128,695
Accumulation Unit Values
2008 Version Contracts with Separate Account Charges of 1.75%
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Fidelity® VIP Contrafund®	$31.32	$24.28	$26.47	$22.15	$20.92	$21.20	$19.33	$15.02	$13.16	$13.78	$12.93(e)
Invesco Oppenheimer V.I. Capital Appreciation	23.87	17.88	19.35	15.56	16.23	16.00	14.14	11.12	9.94	10.26	10.50(e)
Invesco Oppenheimer V.I. Conservative Balanced(o)	13.16	11.43	12.31	11.50	11.15	11.28	10.63	9.58	8.70	8.82	10.63(e)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	27.66	20.25	22.00	17.43	17.37	16.62	16.03	12.03	10.54	10.63	10.90(e)
Invesco Oppenheimer V.I. Global	27.23	21.08	24.77	18.49	18.85	18.50	18.45	14.78	12.44	13.84	12.49(e)
Invesco Oppenheimer V.I. Global Strategic Income	15.61	14.36	15.31	14.69	14.07	14.68	14.58	14.89	13.39	13.54	12.13(e)
Invesco Oppenheimer V.I. High Income(m)(o)	―	―	—	—	—	—	—	—	3.19	3.33	10.00(e)
Invesco Oppenheimer V.I. International Growth	22.41	17.82	22.55	18.15	18.98	18.74	20.54	16.62	13.90	15.31	14.17(e)
Invesco Oppenheimer V.I. Main Street	25.34	19.57	21.68	18.91	17.29	17.07	15.73	12.18	10.63	10.85	10.61(e)
Invesco V.I. Diversified Dividend	10.44	8.52	9.40	8.83	7.85	7.84	7.09	5.52	4.75	4.94	6.96(e)
Invesco V.I. Health Care	27.48	21.16	21.40	18.84	21.71	21.48	18.31	13.29	11.22	11.00	11.27(e)
Invesco V.I. Technology	27.37	20.54	21.06	15.90	16.35	15.61	14.34	11.69	10.72	11.52	9.40(e)
Ivy VIP Asset Strategy	13.36	11.17	12.02	10.34	10.80	11.99	12.88	10.48	—	—	10.00(b)
MML Aggressive Allocation	18.82	15.49	17.22	14.80	13.91	14.30	13.78	11.03	9.73	10.11	9.60(e)
MML American Funds Core Allocation(*)	17.46	15.05	16.09	14.25	13.30	13.69	12.90	11.09	10.11	10.30	10.00(e)
MML American Funds® Growth(*)	27.16	21.22	21.74	17.31	16.16	15.46	14.57	11.44	9.92	10.59	10.00(e)
MML American Funds® International(*)	14.67	12.21	14.37	11.10	10.97	11.75	12.34	10.37	8.99	10.68	10.00(e)

Sub-Account	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML Asset Allocation(k)	$	―	$	―	$—	$—	$—	$—	$—	$—	$10.62	$10.65	$10.80(e)
MML Balanced Allocation		15.77		13.76	14.71	13.46	12.94	13.25	12.83	11.43	10.38	10.40	9.75(e)
MML Blend		23.39		19.66	20.97	18.56	17.30	17.64	16.21	13.75	12.45	12.12	11.33(e)
MML Blue Chip Growth		36.01		28.28	28.31	21.20	21.43	19.69	18.41	13.29	11.46	11.54	10.83(e)
MML China(d)		―		―	—	—	—	—	14.50	13.26	10.78	13.56	10.00(e)
MML Concentrated Growth(k)		―		―	—	—	—	—	—	—	8.68	8.92	10.17(e)
MML Conservative Allocation		15.27		13.52	14.29	13.30	12.83	13.14	12.76	11.69	10.70	10.65	9.82(e)
MML Emerging Growth(k)		―		―	—	—	—	—	—	—	8.99	9.81	10.58(e)
MML Enhanced Index Core Equity(k)		―		―	—	—	—	—	—	—	10.76	10.70	10.96(e)
MML Equity		21.67		17.55	19.90	17.53	15.88	16.78	15.34	11.75	10.33	10.95	11.14(e)
MML Equity Income		22.95		18.52	20.85	18.30	15.72	17.22	16.34	12.84	11.16	11.47	11.63(e)
MML Equity Index		26.93		20.99	22.50	18.91	17.31	17.49	15.76	12.20	10.78	10.81	10.92(e)
MML Focused Equity		23.90		18.75	18.89	15.81	13.66	15.31	13.91	10.28	—	—	10.00(f)
MML Foreign		13.86		12.50	15.16	12.70	12.77	13.61	14.90	12.60	10.80	12.22	12.71(e)
MML Fundamental Growth(*)		23.35		17.82	18.02	14.40	14.15	13.60	12.49	9.63	—	—	10.00(f)
MML Fundamental Value		17.99		14.94	17.00	15.07	13.57	14.26	13.08	10.19	—	—	10.00(f)
MML Global		18.72		14.62	16.51	13.55	12.85	13.29	13.06	10.39	8.57	9.14	9.35(e)
MML Growth & Income		22.66		17.50	18.84	15.53	14.57	14.80	13.57	10.45	8.91	9.27	9.60(e)
MML Growth Allocation		17.65		14.86	16.27	14.30	13.57	13.95	13.44	11.19	9.97	10.21	9.66(e)
MML High Yield		16.54		15.05	15.88	14.98	13.11	13.53	13.67	12.58	10.99	10.57	10.00(g)
MML Income & Growth		20.17		16.53	19.11	16.59	14.54	14.85	13.87	11.36	10.35	9.99	10.65(e)
MML Inflation-Protected and Income		12.53		11.80	12.19	12.05	11.69	12.10	11.93	13.34	12.73	11.45	11.01(e)
MML International Equity		10.52		8.61	11.53	9.02	8.50	9.11	—	—	—	—	10.00(h)
MML Large Cap Growth		24.95		19.28	20.12	15.39	15.75	15.29	14.25	10.88	9.59	10.15	9.39(e)
MML Managed Bond		14.53		13.50	13.83	13.48	13.38	13.75	13.18	13.67	13.19	12.54	11.16(e)
MML Managed Volatility		15.08		13.75	14.71	13.77	13.55	13.42	13.11	11.35	10.23	10.86	11.19(e)
MML Mid Cap Growth		31.92		24.79	25.87	21.15	20.30	19.38	17.46	13.03	11.68	12.08	10.04(e)
MML Mid Cap Value		30.77		24.29	28.52	26.04	21.56	22.30	19.51	15.26	13.35	13.69	12.10(e)
MML Moderate Allocation		16.63		14.30	15.43	13.90	13.27	13.62	13.15	11.40	10.29	10.39	9.72(e)
MML NASDAQ-100® (k)		―		―	—	—	—	—	—	—	13.43	13.29	10.98(e)
MML Short-Duration Bond		10.47		10.22	10.27	10.22	10.14	10.25	10.32	10.42	10.32	10.17	10.00(g)
MML Small Cap Equity		24.82		20.03	22.75	20.29	17.51	18.93	17.22	12.46	10.74	11.20	10.47(e)
MML Small Cap Growth Equity		31.68		24.06	25.81	21.44	19.40	20.85	20.09	13.80	12.41	13.36	11.78(e)
MML Small Cap Index(k)		―		―	—	—	—	—	—	—	12.40	12.58	11.98(e)
MML Small Company Value		29.29		23.80	27.90	25.48	19.62	21.16	21.48	16.64	14.73	15.23	10.00(j)
MML Small/Mid Cap Value		23.62		20.04	24.03	21.62	17.63	19.03	17.74	13.10	11.22	12.38	10.95(e)
MML Strategic Emerging Markets		12.54		10.19	11.87	9.02	8.65	10.28	11.09	12.10	10.63	13.94	10.00(e)

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML Total Return Bond	$10.71	$10.03	$10.24	$10.15	$10.09	$10.28	$10.01	$10.38	$—	$—	$10.00(f)
MML U.S. Government Money Market	8.58	8.58	8.62	8.74	8.88	9.04	9.20	9.36	9.53	9.69	10.00(c)
Oppenheimer Global Multi-Alternatives(p)	―	8.88	9.35	9.50	9.34	9.89	—	—	—	—	10.00(h)
PIMCO CommodityRealReturn® Strategy	5.13	4.69	5.56	5.54	4.91	6.72	8.41	10.03	9.71	10.69	10.00(i)
VY® Clarion Global Real Estate	15.78	12.91	14.40	13.26	13.41	13.82	12.36	12.13	9.82	10.55	10.00(i)
Accumulation Unit Values
2008 Version Contracts with Separate Account Charges of 2.25% (includes 0.50% for GMAB)
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Fidelity® VIP Contrafund®	$29.01	$22.60	$24.76	$20.83	$19.77	$20.14	$18.45	$14.41	$12.69	$13.35	$12.67(e)
Invesco Oppenheimer V.I. Capital Appreciation	22.11	16.64	18.10	14.63	15.34	15.19	13.49	10.66	9.58	9.94	10.29(e)
Invesco Oppenheimer V.I. Conservative Balanced(o)	12.19	10.64	11.52	10.81	10.53	10.71	10.14	9.19	8.39	8.55	10.42(e)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	25.62	18.85	20.58	16.38	16.41	15.79	15.30	11.54	10.16	10.30	10.68(e)
Invesco Oppenheimer V.I. Global	25.22	19.62	23.18	17.39	17.81	17.57	17.61	14.18	11.99	13.41	12.24(e)
Invesco Oppenheimer V.I. Global Strategic Income	14.46	13.37	14.32	13.81	13.29	13.94	13.92	14.28	12.91	13.12	11.89(e)
Invesco Oppenheimer V.I. High Income(m)(o)	―	―	—	—	—	—	—	—	3.07	3.22	9.80(e)
Invesco Oppenheimer V.I. International Growth	20.76	16.59	21.10	17.06	17.94	17.79	19.60	15.94	13.40	14.84	13.88(e)
Invesco Oppenheimer V.I. Main Street	23.47	18.22	20.28	17.78	16.34	16.21	15.01	11.68	10.25	10.51	10.40(e)
Invesco V.I. Diversified Dividend	9.67	7.93	8.80	8.30	7.41	7.45	6.77	5.29	4.57	4.79	6.83(e)
Invesco V.I. Health Care	25.45	19.69	20.02	17.72	20.52	20.40	17.47	12.75	10.81	10.66	11.04(e)
Invesco V.I. Technology	25.35	19.12	19.70	14.95	15.45	14.83	13.68	11.21	10.33	11.16	9.21(e)
Ivy VIP Asset Strategy	12.89	10.83	11.71	10.13	10.63	11.86	12.81	10.47	—	—	10.00(b)
MML Aggressive Allocation	17.73	14.67	16.39	14.15	13.36	13.82	13.38	10.76	9.54	9.96	9.57(e)
MML American Funds Core Allocation(*)	16.50	14.29	15.36	13.67	12.83	13.27	12.56	10.86	9.94	10.18	10.00(e)
MML American Funds® Growth(*)	25.66	20.16	20.75	16.61	15.58	14.98	14.18	11.20	9.75	10.47	10.00(e)
MML American Funds® International(*)	13.86	11.59	13.71	10.65	10.58	11.38	12.01	10.15	8.84	10.56	10.00(e)
MML Asset Allocation(k)	―	―	—	—	—	—	—	—	10.24	10.32	10.59(e)
MML Balanced Allocation	14.85	13.03	13.99	12.87	12.44	12.80	12.46	11.15	10.18	10.25	9.72(e)
MML Blend	21.66	18.30	19.61	17.45	16.35	16.75	15.47	13.19	12.00	11.74	11.10(e)
MML Blue Chip Growth	33.35	26.33	26.49	19.93	20.25	18.70	17.57	12.74	11.05	11.18	10.62(e)
MML China(d)	―	―	—	—	—	—	14.12	12.98	10.60	13.40	10.00(e)
MML Concentrated Growth(k)	―	―	—	—	—	—	—	—	8.36	8.64	9.96(e)
MML Conservative Allocation	14.39	12.80	13.60	12.72	12.33	12.69	12.38	11.40	10.49	10.49	9.79(e)
MML Emerging Growth(k)	―	―	—	—	—	—	—	—	8.66	9.50	10.37(e)
MML Enhanced Index Core Equity(k)	―	―	—	—	—	—	—	—	10.37	10.37	10.74(e)

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML Equity	$20.07	$16.34	$18.61	$16.48	$15.01	$15.93	$14.64	$11.27	$9.95	$10.60	$10.91(e)
MML Equity Income	21.26	17.24	19.51	17.20	14.85	16.35	15.59	12.31	10.76	11.11	11.39(e)
MML Equity Index	24.94	19.54	21.05	17.78	16.35	16.61	15.04	11.70	10.39	10.47	10.70(e)
MML Focused Equity	23.00	18.13	18.37	15.44	13.41	15.10	13.80	10.25	—	—	10.00(f)
MML Foreign	12.84	11.64	14.18	11.94	12.07	12.92	14.22	12.08	10.41	11.84	12.45(e)
MML Fundamental Growth(*)	22.47	17.24	17.52	14.07	13.90	13.42	12.39	9.60	—	—	10.00(f)
MML Fundamental Value	17.31	14.45	16.53	14.73	13.32	14.07	12.97	10.16	—	—	10.00(f)
MML Global	17.34	13.61	15.44	12.74	12.14	12.62	12.46	9.96	8.26	8.85	9.16(e)
MML Growth & Income	20.99	16.29	17.62	14.60	13.76	14.05	12.95	10.02	8.59	8.98	9.41(e)
MML Growth Allocation	16.63	14.07	15.49	13.68	13.04	13.47	13.05	10.92	9.77	10.06	9.62(e)
MML High Yield	15.76	14.41	15.28	14.49	12.74	13.22	13.42	12.41	10.89	10.53	10.00(g)
MML Income & Growth	18.68	15.39	17.88	15.60	13.74	14.10	13.24	10.90	9.98	9.68	10.43(e)
MML Inflation-Protected and Income	11.60	10.98	11.41	11.33	11.05	11.49	11.39	12.79	12.27	11.09	10.79(e)
MML International Equity	10.22	8.41	11.32	8.90	8.43	9.08	—	—	—	—	10.00(h)
MML Large Cap Growth	23.11	17.95	18.82	14.47	14.88	14.52	13.60	10.44	9.25	9.84	9.20(e)
MML Managed Bond	13.45	12.56	12.94	12.67	12.64	13.06	12.58	13.11	12.71	12.14	10.94(e)
MML Managed Volatility	13.96	12.79	13.77	12.94	12.80	12.74	12.51	10.89	9.86	10.52	10.97(e)
MML Mid Cap Growth	29.82	23.28	24.41	20.06	19.35	18.56	16.81	12.61	11.36	11.80	9.92(e)
MML Mid Cap Value	28.50	22.61	26.68	24.48	20.38	21.18	18.62	14.64	12.86	13.26	11.86(e)
MML Moderate Allocation	15.66	13.54	14.68	13.29	12.75	13.15	12.77	11.13	10.09	10.24	9.69(e)
MML NASDAQ-100® (k)	―	―	—	—	—	—	—	—	12.95	12.87	10.76(e)
MML Short-Duration Bond	9.97	9.79	9.89	9.89	9.86	10.02	10.13	10.28	10.24	10.13	10.00(g)
MML Small Cap Equity	22.99	18.64	21.28	19.08	16.55	17.98	16.43	11.95	10.35	10.85	10.26(e)
MML Small Cap Growth Equity	29.34	22.39	24.14	20.15	18.33	19.80	19.17	13.23	11.97	12.95	11.55(e)
MML Small Cap Index(k)	―	―	—	—	—	—	—	—	11.95	12.19	11.74(e)
MML Small Company Value	27.77	22.67	26.72	24.52	18.98	20.57	20.99	16.34	14.54	15.10	10.00(j)
MML Small/Mid Cap Value	21.88	18.65	22.48	20.33	16.66	18.07	16.93	12.57	10.82	11.99	10.74(e)
MML Strategic Emerging Markets	11.85	9.68	11.33	8.66	8.34	9.96	10.80	11.84	10.45	13.78	10.00(e)
MML Total Return Bond	10.31	9.70	9.96	9.91	9.91	10.14	9.93	10.35	—	—	10.00(f)
MML U.S. Government Money Market	8.08	8.12	8.20	8.36	8.54	8.73	8.93	9.13	9.34	9.55	10.00(c)
Oppenheimer Global Multi-Alternatives(p)	―	8.68	9.18	9.37	9.26	9.85	—	—	—	—	10.00(h)
PIMCO CommodityRealReturn® Strategy	4.79	4.40	5.25	5.26	4.68	6.44	8.09	9.71	9.44	10.44	10.00(i)
VY® Clarion Global Real Estate	14.74	12.13	13.59	12.58	12.79	13.24	11.90	11.73	9.55	10.31	10.00(i)

Accumulation Unit Values
2008 Version Contracts with Separate Account Charges of 2.15% (includes 0.40% for Annual Ratchet Death Benefit)
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Fidelity® VIP Contrafund®	$29.93	$23.30	$25.50	$21.43	$20.32	$20.68	$18.92	$14.76	$12.99	$13.65	$12.93(e)
Invesco Oppenheimer V.I. Capital Appreciation	22.81	17.16	18.64	15.06	15.76	15.60	13.84	10.93	9.81	10.16	10.50(e)
Invesco Oppenheimer V.I. Conservative Balanced(o)	12.58	10.96	11.86	11.12	10.83	11.00	10.40	9.42	8.59	8.74	10.63(e)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	26.44	19.43	21.19	16.86	16.87	16.21	15.69	11.82	10.40	10.54	10.90(e)
Invesco Oppenheimer V.I. Global	26.03	20.23	23.87	17.89	18.30	18.04	18.06	14.53	12.28	13.71	12.49(e)
Invesco Oppenheimer V.I. Global Strategic Income	14.92	13.78	14.75	14.21	13.66	14.32	14.27	14.64	13.22	13.42	12.13(e)
Invesco Oppenheimer V.I. High Income(m)(o)	―	―	—	—	—	—	—	—	3.14	3.30	10.00(e)
Invesco Oppenheimer V.I. International Growth	21.42	17.10	21.73	17.55	18.44	18.27	20.10	16.34	13.72	15.17	14.17(e)
Invesco Oppenheimer V.I. Main Street	24.22	18.78	20.88	18.29	16.79	16.64	15.40	11.97	10.49	10.75	10.61(e)
Invesco V.I. Diversified Dividend	9.98	8.17	9.06	8.54	7.62	7.65	6.94	5.43	4.68	4.89	6.96(e)
Invesco V.I. Health Care	26.26	20.30	20.62	18.23	21.09	20.94	17.92	13.07	11.07	10.90	11.27(e)
Invesco V.I. Technology	26.16	19.71	20.29	15.38	15.88	15.22	14.04	11.49	10.58	11.41	9.40(e)
Ivy VIP Asset Strategy	12.98	10.89	11.77	10.17	10.66	11.89	12.82	10.47	—	—	10.00(b)
MML Aggressive Allocation	17.99	14.87	16.59	14.31	13.50	13.95	13.49	10.84	9.60	10.02	9.60(e)
MML American Funds Core Allocation(*)	16.69	14.44	15.50	13.78	12.92	13.35	12.63	10.90	9.97	10.21	10.00(e)
MML American Funds® Growth(*)	25.96	20.36	20.95	16.75	15.70	15.07	14.26	11.24	9.79	10.50	10.00(e)
MML American Fund® International(*)	14.02	11.71	13.84	10.74	10.66	11.45	12.08	10.19	8.87	10.58	10.00(e)
MML Asset Allocation(k)	―	―	—	—	—	—	—	—	10.48	10.55	10.80(e)
MML Balanced Allocation	15.07	13.21	14.17	13.02	12.57	12.92	12.56	11.24	10.24	10.31	9.75(e)
MML Blend	22.35	18.86	20.20	17.95	16.80	17.20	15.87	13.51	12.29	12.01	11.33(e)
MML Blue Chip Growth	34.42	27.14	27.28	20.51	20.82	19.20	18.02	13.06	11.31	11.43	10.83(e)
MML China(d)	―	―	—	—	—	—	14.19	13.04	10.63	13.43	10.00(e)
MML Concentrated Growth(k)	―	―	—	—	—	—	—	—	8.56	8.84	10.17(e)
MML Conservative Allocation	14.60	12.98	13.77	12.87	12.46	12.81	12.49	11.49	10.56	10.55	9.82(e)
MML Emerging Growth(k)	―	―	—	—	—	—	—	—	8.87	9.72	10.58(e)
MML Enhanced Index Core Equity(k)	―	―	—	—	—	—	—	—	10.62	10.60	10.96(e)
MML Equity	20.71	16.84	19.17	16.96	15.43	16.36	15.02	11.54	10.19	10.84	11.14(e)
MML Equity Income	21.94	17.77	20.09	17.70	15.26	16.79	16.00	12.62	11.01	11.36	11.63(e)
MML Equity Index	25.74	20.14	21.68	18.29	16.81	17.05	15.43	11.99	10.63	10.71	10.92(e)
MML Focused Equity	23.18	18.25	18.47	15.52	13.46	15.14	13.82	10.26	—	—	10.00(f)
MML Foreign	13.24	12.00	14.60	12.28	12.40	13.27	14.59	12.38	10.65	12.11	12.71(e)
MML Fundamental Growth(*)	22.64	17.35	17.61	14.13	13.95	13.46	12.41	9.60	—	—	10.00(f)
MML Fundamental Value	17.44	14.55	16.62	14.80	13.37	14.11	12.99	10.17	—	—	10.00(f)
MML Global	17.89	14.03	15.91	13.11	12.48	12.96	12.79	10.21	8.46	9.06	9.35(e)

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML Growth & Income	$21.66	$16.79	$18.15	$15.02	$14.15	$14.43	$13.29	$10.27	$8.79	$9.18	$9.60(e)
MML Growth Allocation	16.87	14.26	15.68	13.83	13.18	13.60	13.16	11.00	9.84	10.11	9.66(e)
MML High Yield	15.91	14.54	15.40	14.58	12.82	13.28	13.47	12.45	10.91	10.54	10.00(g)
MML Income & Growth	19.27	15.86	18.41	16.05	14.12	14.48	13.58	11.17	10.21	9.90	10.65(e)
MML Inflation-Protected and Income	11.97	11.32	11.75	11.66	11.35	11.80	11.68	13.11	12.56	11.34	11.01(e)
MML International Equity	10.28	8.45	11.37	8.92	8.44	9.09	—	—	—	—	10.00(h)
MML Large Cap Growth	23.84	18.51	19.39	14.89	15.29	14.91	13.95	10.70	9.47	10.06	9.39(e)
MML Managed Bond	13.88	12.95	13.33	13.04	12.99	13.41	12.90	13.44	13.01	12.42	11.16(e)
MML Managed Volatility	14.41	13.19	14.18	13.32	13.16	13.08	12.83	11.16	10.10	10.76	11.19(e)
MML Mid Cap Growth	30.50	23.79	24.92	20.46	19.71	18.90	17.10	12.81	11.53	11.97	10.04(i)
MML Mid Cap Value	29.41	23.31	27.48	25.19	20.94	21.75	19.10	15.00	13.17	13.56	12.10(e)
MML Moderate Allocation	15.89	13.72	14.87	13.44	12.88	13.28	12.88	11.21	10.15	10.30	9.72(c)
MML NASDAQ-100® (k)	―	―	—	—	—	—	—	—	13.26	13.17	10.98(e)
MML Short-Duration Bond	10.07	9.88	9.96	9.95	9.91	10.06	10.17	10.31	10.25	10.14	10.00(g)
MML Small Cap Equity	23.72	19.22	21.92	19.63	17.01	18.46	16.86	12.24	10.59	11.09	10.47(e)
MML Small Cap Growth Equity	30.28	23.09	24.86	20.73	18.84	20.33	19.66	13.56	12.25	13.24	11.78(e)
MML Small Cap Index(k)	―	―	—	—	—	—	—	—	12.24	12.47	11.98(e)
MML Small Company Value	28.06	22.89	26.95	24.71	19.10	20.69	21.09	16.40	14.58	15.13	10.00(j)
MML Small/Mid Cap Value	22.58	19.23	23.15	20.92	17.12	18.56	17.37	12.88	11.08	12.26	10.95(e)
MML Strategic Emerging Markets	11.98	9.78	11.44	8.73	8.41	10.03	10.86	11.90	10.49	13.81	10.00(e)
MML Total Return Bond	10.38	9.77	10.01	9.96	9.95	10.17	9.95	10.35	—	—	10.00(f)
MML U.S. Government Money Market	8.20	8.23	8.30	8.45	8.63	8.81	9.01	9.20	9.40	9.61	10.00(c)
Oppenheimer Global Multi-Alternatives(p)	―	8.72	9.21	9.40	9.28	9.86	—	—	—	—	10.00(h)
PIMCO CommodityRealReturn® Strategy	4.90	4.50	5.36	5.36	4.77	6.55	8.23	9.86	9.58	10.59	10.00(i)
VY® Clarion Global Real Estate	15.08	12.39	13.88	12.83	13.03	13.48	12.10	11.92	9.69	10.46	10.00(i)
Accumulation Unit Values
2008 Version Contracts with Separate Account Charges of 2.65% (includes 0.50% for GMAB and 0.40% for Annual Ratchet Death Benefit)
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Fidelity® VIP Contrafund®	$27.18	$21.26	$23.39	$19.75	$18.83	$19.25	$17.71	$13.88	$12.28	$12.97	$12.43(e)
Invesco Oppenheimer V.I. Capital Appreciation	20.72	15.66	17.10	13.88	14.61	14.52	12.95	10.28	9.27	9.65	10.09(e)
Invesco Oppenheimer V.I. Conservative Balanced(o)	11.42	10.01	10.88	10.25	10.03	10.24	9.74	8.86	8.12	8.30	10.22(e)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	24.01	17.74	19.44	15.54	15.63	15.09	14.69	11.12	9.83	10.01	10.47(e)
Invesco Oppenheimer V.I. Global	23.64	18.46	21.89	16.49	16.96	16.80	16.90	13.67	11.60	13.03	12.00(e)
Invesco Oppenheimer V.I. Global Strategic Income	13.55	12.58	13.53	13.10	12.66	13.33	13.36	13.77	12.49	12.75	11.66(e)

Sub-Account	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Invesco Oppenheimer V.I. High Income(m)(o)	$	―	$	―	$—	$—	$—	$—	$—	$—	$2.97	$3.13	$9.61(e)
Invesco Oppenheimer V.I. International Growth		19.45		15.61	19.93	16.18	17.08	17.01	18.81	15.37	12.97	14.41	13.61(e)
Invesco Oppenheimer V.I. Main Street		21.99		17.14	19.16	16.86	15.56	15.49	14.41	11.26	9.92	10.21	10.19(e)
Invesco V.I. Diversified Dividend		9.06		7.46	8.31	7.88	7.06	7.12	6.50	5.10	4.43	4.65	6.69(e)
Invesco V.I. Health Care		23.85		18.53	18.91	16.80	19.54	19.50	16.77	12.29	10.46	10.36	10.83(e)
Invesco V.I. Technology		23.75		17.99	18.61	14.18	14.71	14.18	13.13	10.81	10.00	10.84	9.03(e)
Ivy VIP Asset Strategy		12.53		10.56	11.47	9.96	10.50	11.76	12.75	10.46	—	—	10.00(b)
MML Aggressive Allocation		16.90		14.04	15.75	13.65	12.95	13.44	13.06	10.55	9.39	9.84	9.55(e)
MML American Funds Core Allocation(*)		15.77		13.71	14.80	13.22	12.46	12.94	12.29	10.67	9.81	10.09	10.00(e)
MML American Funds® Growth(*)		24.53		19.34	19.99	16.07	15.13	14.60	13.89	11.00	9.63	10.37	10.00(e)
MML American Funds® International(*)		13.25		11.12	13.21	10.30	10.27	11.10	11.76	9.97	8.72	10.46	10.00(e)
MML Asset Allocation(k)		―		―	—	—	—	—	—	—	9.91	10.03	10.38(e)
MML Balanced Allocation		14.16		12.47	13.45	12.42	12.05	12.45	12.17	10.94	10.02	10.13	9.69(e)
MML Blue Chip Growth		20.30		24.77	25.02	18.90	19.29	17.88	16.86	12.28	10.69	10.86	10.41(e)
MML Blend		31.25		17.22	18.53	16.55	15.57	16.01	14.85	12.71	11.61	11.41	10.89(e)
MML China(d)		―		―	—	—	—	—	13.82	12.76	10.46	13.28	10.00(e)
MML Concentrated Growth(k)		―		―	—	—	—	—	—	—	8.09	8.39	9.77(e)
MML Conservative Allocation		13.72		12.25	13.07	12.27	11.95	12.35	12.09	11.18	10.33	10.37	9.77(e)
MML Emerging Growth(k)		―		―	—	—	—	—	—	—	8.38	9.23	10.16(e)
MML Enhanced Index Core Equity(k)		―		―	—	—	—	—	—	—	10.04	10.07	10.54(e)
MML Equity		18.81		15.37	17.59	15.63	14.29	15.23	14.06	10.86	9.63	10.30	10.70(e)
MML Equity Income		19.92		16.22	18.43	16.32	14.14	15.63	14.97	11.86	10.41	10.79	11.17(e)
MML Equity Index		23.38		18.39	19.88	16.87	15.57	15.88	14.44	11.28	10.05	10.17	10.49(e)
MML Focused Equity		22.30		17.65	17.95	15.16	13.22	14.94	13.70	10.22	—	—	10.00(f)
MML Foreign		12.03		10.95	13.39	11.32	11.49	12.36	13.65	11.64	10.07	11.50	12.21(e)
MML Fundamental Growth(*)		21.79		16.78	17.12	13.81	13.69	13.28	12.30	9.57	—	—	10.00(f)
MML Fundamental Value		16.79		14.07	16.16	14.46	13.13	13.92	12.88	10.13	—	—	10.00(f)
MML Global		16.25		12.81	14.59	12.09	11.56	12.07	11.96	9.60	7.99	8.60	8.98(e)
MML Growth & Income		19.67		15.32	16.65	13.85	13.11	13.43	12.44	9.66	8.31	8.72	9.23(e)
MML Growth Allocation		15.86		13.46	14.88	13.20	12.64	13.10	12.74	10.71	9.62	9.94	9.60(e)
MML High Yield		15.16		13.92	14.82	14.11	12.46	12.97	13.23	12.28	10.82	10.51	10.00(g)
MML Income & Growth		17.50		14.48	16.89	14.79	13.08	13.48	12.70	10.50	9.65	9.40	10.23(e)
MML Inflation-Protected and Income		10.87		10.33	10.78	10.75	10.52	10.98	10.93	12.33	11.87	10.77	10.58(e)
MML International Equity		9.99		8.25	11.16	8.80	8.37	9.06	—	—	—	—	10.00(h)
MML Large Cap Growth		21.65		16.89	17.78	13.73	14.17	13.88	13.05	10.06	8.95	9.55	9.02(e)
MML Managed Bond		12.61		11.82	12.22	12.02	12.04	12.49	12.08	12.64	12.30	11.80	10.73(e)
MML Managed Volatility		13.09		12.04	13.00	12.28	12.19	12.18	12.01	10.49	9.55	10.22	10.75(e)

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML Mid Cap Growth	$28.23	$22.13	$23.30	$19.22	$18.61	$17.93	$16.30	$12.27	$11.11	$11.59	$9.83(e)
MML Mid Cap Value	26.71	21.27	25.20	23.22	19.40	20.25	17.87	14.11	12.45	12.89	11.63(e)
MML Moderate Allocation	14.93	12.96	14.11	12.82	12.35	12.79	12.47	10.91	9.93	10.12	9.67(e)
MML NASDAQ-100® (k)	―	―	—	—	—	—	—	—	12.53	12.51	10.54(e)
MML Short-Duration Bond	9.60	9.46	9.59	9.63	9.64	9.83	9.98	10.18	10.17	10.10	10.00(g)
MML Small Cap Equity	21.55	17.54	20.10	18.09	15.76	17.19	15.78	11.52	10.01	10.54	10.06(e)
MML Small Cap Growth Equity	27.50	21.07	22.81	19.11	17.45	18.93	18.40	12.75	11.58	12.58	11.32(e)
MML Small Cap Index(k)	―	―	—	—	—	—	—	—	11.56	11.84	11.52(e)
MML Small Company Value	26.61	21.81	25.81	23.78	18.48	20.11	20.60	16.10	14.38	15.00	10.00(j)
MML Small/Mid Cap Value	20.51	17.55	21.23	19.28	15.86	17.28	16.25	12.11	10.47	11.65	10.53(e)
MML Strategic Emerging Markets	11.32	9.29	10.92	8.37	8.10	9.72	10.57	11.64	10.31	13.66	10.00(e)
MML Total Return Bond	9.99	9.45	9.73	9.73	9.77	10.03	9.86	10.32	—	—	10.00(f)
MML U.S. Government Money Market	7.70	7.78	7.88	8.06	8.27	8.49	8.72	8.95	9.20	9.44	10.00(c)
Oppenheimer Global Multi-Alternatives(p)	―	8.52	9.05	9.27	9.20	9.83	—	—	—	—	10.00(h)
PIMCO CommodityRealReturn® Strategy	4.54	4.18	5.01	5.04	4.50	6.22	7.85	9.45	9.23	10.25	10.00(i)
VY® Clarion Global Real Estate	13.96	11.53	12.97	12.05	12.30	12.79	11.54	11.42	9.34	10.12	10.00(i)
Accumulation Unit Values
2008 Version Contracts with Separate Account Charges of 2.70% (includes 0.95% for GMAB)
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Fidelity® VIP Contrafund®	$27.77	$21.73	$23.92	$20.21	$19.27	$19.72	$18.14	$14.23	$12.59	$13.31	$12.63(g)
Invesco Oppenheimer V.I. Capital Appreciation	21.16	16.01	17.49	14.20	14.95	14.88	13.27	10.54	9.51	9.91	9.54(g)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	24.53	18.13	19.88	15.90	16.00	15.46	15.05	11.40	10.08	10.27	9.11(g)
Invesco Oppenheimer V.I. Global	24.15	18.87	22.39	16.87	17.36	17.20	17.32	14.01	11.90	13.37	12.49(g)
Invesco Oppenheimer V.I. Global Strategic Income(*)	13.84	12.86	13.84	13.41	12.96	13.66	13.69	14.11	12.82	13.08	12.26(g)
Invesco Oppenheimer V.I. International Growth(*)	19.87	15.96	20.38	16.56	17.49	17.42	19.28	15.75	13.30	14.79	13.51(g)
Invesco Oppenheimer V.I. Main Street(*)	22.47	17.52	19.59	17.26	15.93	15.87	14.77	11.54	10.17	10.48	9.88(g)
Invesco V.I. Diversified Dividend	9.26	7.63	8.50	8.06	7.23	7.29	6.66	5.23	4.54	4.77	5.05(g)
Invesco V.I. Health Care	24.37	18.94	19.34	17.19	20.00	19.97	17.19	12.60	10.73	10.63	10.56(g)
Invesco V.I. Technology	24.27	18.39	19.03	14.51	15.06	14.52	13.46	11.08	10.25	11.13	10.01(g)
Ivy VIP Asset Strategy	12.48	10.53	11.44	9.94	10.48	11.75	12.74	10.46	—	—	10.00(b)
MML Aggressive Allocation	16.98	14.11	15.83	13.73	13.03	13.53	13.16	10.63	9.47	9.93	9.46(g)
MML American Funds Core Allocation(*)	15.80	13.74	14.84	13.26	12.50	12.99	12.35	10.73	9.87	10.15	9.90(g)
MML American Funds® Growth(*)	24.57	19.38	20.05	16.12	15.19	14.67	13.95	11.06	9.68	10.44	9.72(g)
MML American Funds® International(*)	13.27	11.15	13.25	10.34	10.31	11.15	11.82	10.03	8.77	10.53	9.87(g)

Sub-Account	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML Asset Allocation(m)	$	―	$	―	$—	$—	$—	$—	$—	$—	$10.17	$10.29	$9.77(g)
MML Balanced Allocation		14.22		12.53	13.52	12.49	12.12	12.53	12.25	11.02	10.10	10.22	9.84(g)
MML Blend		20.74		17.60	18.95	16.93	15.94	16.40	15.22	13.03	11.91	11.71	11.33(g)
MML Blue Chip Growth		31.93		25.32	25.59	19.34	19.74	18.31	17.28	12.59	10.96	11.14	10.52(g)
MML China(d)		―		―	—	—	—	—	13.89	12.82	10.52	13.36	12.67(e)
MML Concentrated Growth(k)		―		―	—	—	—	—	—	—	8.30	8.61	8.12(g)
MML Conservative Allocation		13.77		12.31	13.14	12.34	12.02	12.43	12.18	11.27	10.42	10.46	10.10(g)
MML Emerging Growth(k)		―		―	—	—	—	—	—	—	8.60	9.47	8.69(g)
MML Enhanced Index Core Equity(k)		―		―	—	—	—	—	—	—	10.30	10.34	10.02(g)
MML Equity		19.21		15.71	17.98	16.00	14.63	15.60	14.40	11.13	9.88	10.57	10.18(g)
MML Equity Income		20.35		16.58	18.85	16.69	14.48	16.01	15.34	12.16	10.68	11.08	10.95(g)
MML Equity Index		23.88		18.79	20.34	17.26	15.94	16.27	14.80	11.56	10.31	10.44	10.07(g)
MML Focused Equity		22.22		17.60	17.90	15.12	13.20	14.92	13.69	10.22	—	—	10.00(f)
MML Foreign		12.29		11.19	13.70	11.59	11.76	12.66	13.99	11.94	10.33	11.81	11.32(g)
MML Fundamental Growth(*)		21.71		16.73	17.07	13.78	13.67	13.26	12.29	9.57	—	—	10.00(f)
MML Fundamental Value		16.72		14.03	16.11	14.42	13.10	13.91	12.87	10.13	—	—	10.00(f)
MML Global		16.60		13.09	14.92	12.37	11.83	12.36	12.26	9.84	8.20	8.83	8.27(g)
MML Growth & Income		20.10		15.66	17.03	14.17	13.42	13.76	12.74	9.90	8.53	8.95	8.69(g)
MML Growth Allocation		15.92		13.53	14.96	13.27	12.71	13.19	12.84	10.79	9.70	10.03	9.58(g)
MML High Yield		15.09		13.86	14.76	14.06	12.42	12.94	13.20	12.26	10.81	10.50	10.00(g)
MML Income & Growth		17.88		14.80	17.27	15.14	13.39	13.81	13.02	10.77	9.90	9.65	9.59(g)
MML Inflation-Protected and Income		11.11		10.56	11.02	11.00	10.77	11.25	11.20	12.64	12.18	11.06	10.89(g)
MML International Equity		9.97		8.23	11.14	8.79	8.36	9.06	—	—	—	—	10.00(h)
MML Large Cap Growth		22.12		17.26	18.19	14.05	14.51	14.22	13.37	10.31	9.18	9.81	8.96(g)
MML Managed Bond		12.88		12.08	12.50	12.30	12.33	12.79	12.37	12.96	12.62	12.11	11.92(g)
MML Managed Volatility		13.37		12.31	13.30	12.56	12.48	12.47	12.31	10.76	9.79	10.49	10.15(g)
MML Mid Cap Growth		28.55		22.39	23.58	19.46	18.86	18.18	16.54	12.46	11.28	11.77	10.71(g)
MML Mid Cap Value		27.29		21.75	25.78	23.76	19.86	20.74	18.32	14.46	12.77	13.22	12.55(g)
MML Moderate Allocation		15.00		13.02	14.19	12.90	12.43	12.88	12.56	10.99	10.01	10.21	9.80(g)
MML NASDAQ-100®(k)		―		―	—	—	—	—	—	—	12.85	12.84	11.97(g)
MML Short-Duration Bond		9.55		9.42	9.55	9.59	9.61	9.81	9.96	10.16	10.16	10.10	10.00(g)
MML Small Cap Equity		22.01		17.93	20.56	18.51	16.13	17.60	16.17	11.81	10.27	10.81	10.31(g)
MML Small Cap Growth Equity		28.09		21.54	23.32	19.56	17.87	19.39	18.86	13.08	11.88	12.91	12.10(g)
MML Small Cap Index(k)		―		―	—	—	—	—	—	—	11.86	12.15	11.57(g)
MML Small Company Value		26.59		21.81	25.81	23.80	18.50	20.14	20.64	16.15	14.43	15.06	14.71(g)
MML Small/Mid Cap Value		20.95		17.94	21.72	19.73	16.24	17.70	16.65	12.42	10.74	11.95	11.69(g)
MML Strategic Emerging Markets		11.34		9.31	10.95	8.40	8.13	9.76	10.62	11.70	10.37	13.74	12.30(g)

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML Total Return Bond	$9.96	$9.41	$9.71	$9.71	$9.75	$10.02	$9.86	$10.32	$—	$—	$10.00(f)
MML U.S. Government Money Market	7.74	7.81	7.92	8.11	8.32	8.55	8.78	9.02	9.27	9.53	9.70(g)
Oppenheimer Global Multi-Alternatives(p)	―	8.50	9.03	9.26	9.19	9.82	—	—	—	—	10.00(h)
PIMCO CommodityRealReturn® Strategy	4.59	4.23	5.07	5.10	4.56	6.31	7.96	9.59	9.37	10.41	8.58(i)
VY® Clarion Global Real Estate	14.12	11.66	13.13	12.21	12.46	12.97	11.70	11.59	9.48	10.28	9.67(i)
Accumulation Unit Values
2008 Version Contracts with Separate Account Charges of 3.10% (includes 0.95% for GMAB and 0.40% for Annual Ratchet Death Benefit)
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
Fidelity® VIP Contrafund®	$26.03	$20.45	$22.60	$19.17	$18.35	$18.85	$17.42	$13.72	$12.18	$12.93	$12.30(g)
Invesco Oppenheimer V.I. Capital Appreciation	19.83	15.06	16.52	13.47	14.24	14.22	12.74	10.15	9.20	9.63	8.88(g)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	22.99	17.06	18.78	15.08	15.24	14.78	14.45	10.99	9.76	9.98	8.72(g)
Invesco Oppenheimer V.I. Global	22.63	17.76	21.15	16.00	16.53	16.45	16.63	13.50	11.52	12.99	12.17(g)
Invesco Oppenheimer V.I. Global Strategic Income	12.97	12.10	13.07	12.72	12.34	13.06	13.14	13.60	12.40	12.71	11.95(g)
Invesco Oppenheimer V.I. International Growth	18.62	15.01	19.25	15.70	16.65	16.66	18.51	15.18	12.87	14.37	13.16(g)
Invesco Oppenheimer V.I. Main Street	21.06	16.49	18.51	16.37	15.17	15.17	14.18	11.12	9.84	10.18	9.62(g)
Invesco V.I. Diversified Dividend	8.68	7.17	8.03	7.64	6.88	6.97	6.39	5.04	4.39	4.63	4.92(g)
Invesco V.I. Health Care	22.83	17.82	18.27	16.31	19.05	19.10	16.50	12.14	10.38	10.33	10.29(g)
Invesco V.I. Technology	22.74	17.30	17.98	13.76	14.34	13.88	12.92	10.68	9.92	10.81	9.75(g)
Ivy VIP Asset Strategy	12.13	10.27	11.21	9.77	10.35	11.65	12.68	10.45	—	—	10.00(b)
MML Aggressive Allocation	16.18	13.50	15.21	13.25	12.62	13.16	12.85	10.43	9.32	9.81	9.37(g)
MML American Funds Core Allocation(*)	15.10	13.19	14.30	12.83	12.14	12.67	12.09	10.54	9.74	10.06	9.84(g)
MML American Funds® Growth(*)	23.48	18.60	19.32	15.59	14.75	14.30	13.66	10.87	9.55	10.34	9.66(g)
MML American Funds® International(*)	12.69	10.70	12.76	10.00	10.02	10.87	11.57	9.85	8.66	10.43	9.80(g)
MML Asset Allocation(k)	―	―	—	—	—	—	—	—	9.84	10.00	9.52(g)
MML Balanced Allocation	13.56	11.99	12.99	12.05	11.75	12.19	11.97	10.81	9.94	10.10	9.75(g)
MML Blend	19.44	16.56	17.90	16.06	15.18	15.68	14.61	12.56	11.53	11.38	11.04(g)
MML Blue Chip Growth	29.92	23.82	24.17	18.35	18.80	17.51	16.59	12.14	10.61	10.83	10.24(g)
MML China(d)	―	―	—	—	—	—	13.59	12.60	10.38	13.24	12.59(g)
MML Concentrated Growth(k)	―	―	—	—	—	—	—	—	8.03	8.37	7.91(g)
MML Conservative Allocation	13.13	11.79	12.63	11.91	11.65	12.09	11.90	11.05	10.25	10.34	10.01(g)
MML Emerging Growth(k)	―	―	—	—	—	—	—	—	8.32	9.20	8.46(g)
MML Enhanced Index Core Equity(k)	―	―	—	—	—	—	—	—	9.96	10.04	9.76(g)
MML Equity	18.01	14.79	16.99	15.17	13.93	14.92	13.83	10.73	9.56	10.27	9.92(g)
MML Equity Income	19.07	15.60	17.80	15.83	13.79	15.31	14.72	11.72	10.33	10.76	10.67(g)

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Value at Inception Date
MML Equity Index	$22.38	$17.68	$19.21	$16.37	$15.18	$15.55	$14.21	$11.14	$9.98	$10.14	$9.81(g)
MML Focused Equity	21.55	17.13	17.50	14.84	13.00	14.76	13.60	10.19	—	—	10.00(f)
MML Foreign	11.52	10.53	12.94	10.99	11.20	12.10	13.43	11.50	9.99	11.47	11.02(g)
MML Fundamental Growth(*)	21.05	16.29	16.69	13.52	13.47	13.12	12.21	9.54	—	—	10.00(f)
MML Fundamental Value	16.22	13.66	15.75	14.16	12.91	13.76	12.79	10.10	—	—	10.00(f)
MML Global	15.56	12.32	14.10	11.73	11.27	11.82	11.77	9.49	7.93	8.58	8.05(g)
MML Growth & Income	18.83	14.74	16.08	13.44	12.78	13.16	12.23	9.54	8.25	8.70	8.46(g)
MML Growth Allocation	15.18	12.95	14.38	12.81	12.32	12.83	12.54	10.58	9.55	9.91	9.49(g)
MML High Yield	14.52	13.39	14.32	13.69	12.14	12.70	13.01	12.13	10.74	10.47	10.00(g)
MML Income & Growth	16.76	13.93	16.31	14.36	12.75	13.20	12.50	10.38	9.58	9.38	9.35(g)
MML Inflation-Protected and Income	10.41	9.94	10.41	10.43	10.26	10.76	10.75	12.18	11.78	10.74	10.61(g)
MML International Equity	9.74	8.08	10.98	8.70	8.31	9.03	—	—	—	—	10.00(h)
MML Large Cap Growth	20.73	16.24	17.18	13.32	13.81	13.59	12.84	9.94	8.88	9.53	8.72(g)
MML Managed Bond	12.07	11.37	11.81	11.66	11.74	12.23	11.88	12.49	12.21	11.76	11.61(g)
MML Managed Volatility	12.53	11.58	12.56	11.91	11.88	11.93	11.81	10.37	9.47	10.19	9.88(g)
MML Mid Cap Growth	27.03	21.28	22.51	18.65	18.14	17.56	16.04	12.13	11.02	11.55	10.54(g)
MML Mid Cap Value	25.57	20.46	24.35	22.53	18.92	19.83	17.58	13.94	12.36	12.85	12.23(g)
MML Moderate Allocation	14.30	12.46	13.63	12.44	12.04	12.53	12.26	10.78	9.86	10.09	9.71(g)
MML NASDAQ-100® (k)	―	―	—	—	—	—	—	—	12.44	12.47	11.66(g)
MML Short-Duration Bond	9.19	9.10	9.26	9.34	9.40	9.63	9.82	10.05	10.09	10.07	10.00(g)
MML Small Cap Equity	20.63	16.87	19.42	17.56	15.36	16.83	15.52	11.38	9.94	10.51	10.04(g)
MML Small Cap Growth Equity	26.33	20.27	22.03	18.55	17.01	18.54	18.10	12.60	11.49	12.54	11.79(g)
MML Small Cap Index(k)	―	―	—	—	—	—	—	—	11.48	11.81	11.27(g)
MML Small Company Value	25.47	20.98	24.93	23.08	18.01	19.69	20.26	15.91	14.28	14.96	14.65(g)
MML Small/Mid Cap Value	19.63	16.88	20.51	18.71	15.46	16.92	15.99	11.97	10.39	11.61	11.38(g)
MML Strategic Emerging Markets	10.84	8.93	10.55	8.13	7.90	9.51	10.40	11.50	10.24	13.61	12.22(g)
MML Total Return Bond	9.66	9.17	9.49	9.53	9.61	9.91	9.79	10.29	—	—	9.30(f)
MML U.S. Government Money Market	7.37	7.48	7.61	7.83	8.06	8.32	8.58	8.85	9.13	9.41	9.61(g)
Oppenheimer Global Multi-Alternatives(p)	―	8.34	8.90	9.16	9.13	9.80	—	—	—	—	10.00(h)
PIMCO CommodityRealReturn® Strategy	4.34	4.02	4.84	4.89	4.39	6.09	7.72	9.34	9.16	10.22	8.44(g)
VY® Clarion Global Real Estate	13.36	11.09	12.53	11.70	11.99	12.53	11.35	11.29	9.27	10.09	9.52(g)
Accumulation Units Outstanding – 2008 Version
Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fidelity® VIP Contrafund®(e)	1,016,908	1,224,531	1,347,141	1,491,611	1,576,775	1,435,330	1,288,347	1,121,511	959,347	668,376

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Invesco Oppenheimer V.I. Capital Appreciation(e)	148,985	182,437	214,517	221,880	302,317	225,046	202,357	224,610	178,508	158,247
Invesco Oppenheimer V.I. Conservative Balanced(e)(o)	1,968	2,222	2,571	2,569	2,567	2,566	2,565	2,563	3,356	3,354
Invesco Oppenheimer V.I. Discovery Mid Cap Growth(e)	72,612	90,105	104,898	115,346	131,422	109,986	114,144	109,909	86,955	37,819
Invesco Oppenheimer V.I. Global(e)	437,969	542,506	608,253	651,513	744,210	706,856	586,081	528,739	489,228	310,644
Invesco Oppenheimer V.I. Global Strategic Income(e)	1,103,694	1,210,313	1,373,703	1,438,701	1,531,859	1,546,116	1,532,926	1,479,503	1,397,878	1,177,363
Invesco Oppenheimer V.I. High Income(e)(m)(o)	―	―	—	—	—	—	—	—	6,144	6,546
Invesco Oppenheimer V.I. International Growth(e)	186,378	226,787	258,802	284,205	319,693	340,636	304,140	271,989	220,479	175,634
Invesco Oppenheimer V.I. Main Street(e)	62,891	87,034	102,156	131,321	86,460	80,141	75,949	88,331	55,492	25,429
Invesco V.I. Diversified Dividend(e)	382,820	515,253	599,173	665,240	638,496	522,615	360,222	170,053	129,609	86,871
Invesco V.I. Health Care(e)	108,473	138,400	173,589	223,258	365,310	266,827	209,259	97,169	58,499	29,516
Invesco V.I. Technology(e)	102,793	128,631	123,853	110,965	141,750	102,219	80,711	66,754	73,805	50,536
Ivy VIP Asset Strategy(b)	196,754	305,229	390,272	477,225	536,670	492,980	179,479	8,891	—	—
MML Aggressive Allocation(e)	571,748	682,111	770,502	837,217	938,488	879,408	800,029	673,496	764,803	519,962
MML American Funds Core Allocation(e)(*)	10,259,945	12,411,565	14,623,057	15,146,062	15,521,590	13,464,254	11,297,449	10,108,568	9,412,415	8,498,828
MML American Funds® Growth(e)(*)	870,958	1,183,908	1,417,859	1,733,600	1,903,652	1,839,426	1,630,850	1,424,472	1,222,529	883,070
MML American Funds® International(e)(*)	737,447	909,795	999,817	1,126,375	1,241,570	1,095,838	1,025,628	1,008,265	953,917	815,383
MML Asset Allocation(e)(k)	―	―	—	—	—	—	—	—	360,011	300,095
MML Balanced Allocation(e)	4,799,119	5,578,303	7,157,784	8,032,106	8,742,682	8,841,283	8,180,145	7,335,257	6,467,861	5,410,889
MML Blend(e)	932,874	1,018,943	1,110,641	1,131,903	1,163,048	1,118,544	998,997	822,054	492,329	339,541
MML Blue Chip Growth(e)	547,756	625,235	645,864	655,146	671,508	596,303	511,852	458,356	331,359	235,571
MML China(d)(e)	―	―	—	—	—	—	50,038	57,056	54,195	47,562
MML Concentrated Growth(e)(k)	―	―	—	—	—	—	—	—	64,588	64,344
MML Conservative Allocation(e)	4,769,189	5,644,968	7,026,575	8,334,036	8,389,095	8,705,167	8,605,043	8,259,254	6,757,639	6,441,326
MML Emerging Growth(e)(k)	―	―	—	—	—	—	—	—	37,463	25,643
MML Enhanced Index Core Equity(e)(k)	―	―	—	—	—	—	—	—	26,796	16,582
MML Equity(e)	668,453	860,351	1,001,870	1,148,918	1,168,780	992,596	779,085	659,067	481,425	288,032
MML Equity Income(e)	685,356	815,365	886,743	1,037,813	936,452	984,245	953,920	909,481	790,695	592,657
MML Equity Index(e)	253,555	324,538	386,878	437,578	486,060	410,931	302,975	212,856	122,362	69,454
MML Focused Equity(f)	45,925	51,614	77,313	89,255	116,749	139,121	92,018	2,459	—	—
MML Foreign(e)	172,716	190,001	204,386	239,152	316,153	268,163	183,429	179,540	195,898	163,357
MML Fundamental Growth(f)(*)	21,605	27,762	27,867	33,022	34,488	28,877	10,801	2,408	—	—
MML Fundamental Value(f)	71,544	101,893	115,081	125,201	125,670	147,376	67,623	1,508	—	—
MML Global(e)	135,083	194,437	217,659	233,714	255,270	217,668	175,092	124,132	97,305	46,271
MML Growth & Income(e)	198,660	255,899	284,368	300,570	336,205	377,101	376,872	401,084	388,622	365,277

Sub-Account	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
MML Growth Allocation(e)	8,929,263	10,641,964	11,209,566	12,144,805	12,956,952	13,140,460	13,218,971	14,105,783	14,708,098	14,749,977
MML High Yield(g)	237,229	327,706	408,734	469,621	524,692	537,963	416,588	372,492	162,318	41,849
MML Income & Growth(e)	268,665	305,656	352,497	371,471	412,242	369,050	359,378	357,459	257,984	158,166
MML Inflation-Protected and Income(e)	774,504	924,902	1,087,192	1,291,939	1,446,624	1,566,599	1,781,574	2,179,769	1,594,421	866,862
MML International Equity(h)	20,008	30,336	30,996	14,819	58,490	6,021	—	—	—	—
MML Large Cap Growth(e)	72,627	86,459	88,520	66,455	89,709	80,733	44,962	43,889	42,446	27,914
MML Managed Bond(e)	2,306,950	2,888,166	3,602,581	4,044,611	4,280,000	4,006,317	3,590,465	3,370,099	2,312,198	1,381,148
MML Managed Volatility(e)	422,622	466,268	551,070	635,658	770,543	719,292	680,195	635,644	578,012	512,933
MML Mid Cap Growth(e)	520,851	668,048	799,511	898,380	1,013,976	952,647	807,901	757,775	635,648	451,749
MML Mid Cap Value(e)	259,162	329,057	387,348	482,376	467,101	415,233	346,238	283,914	274,900	212,648
MML Moderate Allocation(e)	16,435,694	20,799,390	25,733,309	29,670,724	32,193,955	30,682,053	26,729,167	22,409,585	18,652,924	15,107,377
MML NASDAQ-100®(e)(k)	―	―	—	—	—	—	—	—	59,244	30,961
MML Short-Duration Bond(g)	442,460	533,139	622,585	811,680	828,450	832,225	756,149	692,953	447,467	174,874
MML Small Cap Equity(e)	128,218	173,233	192,672	199,089	213,800	196,013	182,839	149,833	135,278	102,305
MML Small Cap Growth Equity(e)	98,304	122,340	118,538	125,899	135,048	126,599	88,581	96,493	90,207	72,055
MML Small Cap Index(e)(k)	―	―	—	—	—	—	—	—	112,798	85,110
MML Small Company Value(j)	75,661	99,324	109,830	116,264	122,307	113,860	104,675	77,687	59,505	34,299
MML Small/Mid Cap Value(e)	180,168	210,720	232,356	263,421	273,949	242,729	194,448	176,661	167,197	128,597
MML Strategic Emerging Markets(e)	105,181	141,965	174,767	181,675	191,717	174,569	152,079	141,977	129,844	83,615
MML Total Return Bond	189,976	230,394	277,672	315,215	306,583	293,217	273,930	144,827	—	—
MML U.S. Government Money Market(c)	325,902	491,982	384,145	595,613	489,145	635,962	560,197	688,783	127,872	58,769
Oppenheimer Global Multi-Alternatives(h)(p)	―	33,373	35,528	40,816	45,439	50,340	—	—	—	—
PIMCO CommodityRealReturn® Strategy(i)	335,124	379,569	435,105	470,566	463,281	402,101	383,973	377,232	390,672	247,746
VY® Clarion Global Real Estate(i)	176,183	216,533	246,260	271,185	322,171	292,883	279,289	230,320	205,602	160,162
Notes to Condensed Financial Information
(a)
Commencement of public offering was February 18, 2004.

(b)
Commencement of public offering was October 31, 2012.

(c)
Commencement of public offering was January 19, 2008.

(d)
Effective April 28, 2014, MML China merged into MML Foreign.

(e)
Commencement of public offering was September 8, 2008.

(f)
Commencement of public offering was May 1, 2012.

(g)
Commencement of public offering was May 1, 2010.

(h)
Commencement of public offering was May 1, 2014.

(i)
Commencement of public offering was May 1, 2006.

(j)
Commencement of public offering was May 1, 2009.

(k)
Beginning April 30, 2012, this sub-account is unavailable as an investment choice.

(l)
Unavailable in Pre-2008 Version contracts issued on or after May 1, 2009. For Pre-2008 Version contracts issued prior to May 1, 2009, you may not allocate any new money to this sub-account via purchase payments or transfers.

(m)
Effective October 26, 2012, Oppenheimer High Income was merged into Oppenheimer Global Strategic Income.

(n)
This sub-account is unavailable in contracts issued on or after January 19, 2008.

(o)
Unavailable in 2008 Version contracts issued on or after May 1, 2009. For 2008 Version contracts issued prior to May 1, 2009, you may not allocate any new money to this sub-account via purchase payments or transfers.

(p)
Effective April 29, 2019, the corresponding fund was liquidated and is no longer available as an investment choice.

*
Individual Sub-Account Footnote(s):

MML American Funds Core Allocation sub-account formerly known as MML Core Allocation sub-account.

MML American Funds® Growth sub-account formerly known as MML Growth sub-account.

MML American Funds® International sub-account formerly known as MML International sub-account.

Effective March 2, 2020, MML Fundamental Growth sub-account known as MML Fundamental Equity sub-account.

Appendix B – Additional Features
Guaranteed Minimum Income Benefit (GMIB)
We no longer sell contracts offering the GMIB. If you applied for your contract before April 1, 2009 and you elected a GMIB feature, see the chart below to identify which GMIB feature(s) were available to you when we issued your contract.
GMIB 5
The GMIB 5 is no longer available.
GMIB 5 was available if you applied for your contract from 9/1/2007 to 3/31/2009 (subject to state availability).
Certain aspects of the GMIB 5 vary depending on when we issued your contract. See “GMIB 5 and GMIB 6 – 2008 and Pre-2008 Version.”

GMIB 6
The GMIB 6 is no longer available.
GMIB 6 was available if you applied for your contract from 9/1/2007 to 12/2/2008 (subject to state availability).
Certain aspects of the GMIB 6 vary depending on when we issued your contract. See “GMIB 5 and GMIB 6 – 2008 and Pre-2008 Version.”

Basic GMIB
The Basic GMIB is no longer available.
The Basic GMIB was available if you applied for your contract prior to 9/1/2007 (subject to state availability) or after 9/1/2007 in a state where GMIB 5 and GMIB 6 were unavailable.

Important GMIB Considerations
•
Withdrawals reduce the value of the GMIB. To understand the impact of withdrawals on the GMIB value see the following sections in this appendix: “GMIB 5 and GMIB 6 – Adjustment for Withdrawals” or “Basic GMIB – How is the GMIB Value Calculated?”

•
This feature may not be appropriate for all contract owners. You should understand the GMIB completely before you elect this feature.

•
The GMIB does not in any way guarantee the performance of any of the investment choices available under this contract.

•
For the GMIB 5 and GMIB 6, any purchase payments made after the second contract year if the GMIB value has not been reset, or after the most recent reset of the GMIB value, will not automatically increase the GMIB value. As a result, if you apply your full GMIB value to an annuity option, there may be contract value remaining in the accumulation phase if you have made any purchase payments after the second contract year and did not reset the GMIB value or if you made any purchase payments after your most recent reset of the GMIB value. Please see “Example 8” in “Appendix E” to see the impact of purchase payments made after a reset of the GMIB value when the full GMIB value is applied to an annuity option.

•
For the Basic GMIB, any purchase payments made after the second contract year will not increase the GMIB value. As a result, if you apply your full GMIB value to an annuity option, there may be contract value remaining in the accumulation phase if you made any purchase payments after the second contract year.

•
Because the charge for the GMIB 5 and GMIB 6 is a percentage of the GMIB value, an increase in the GMIB value will result in an increase in the cost of the feature.

•
Consult a tax adviser before considering the GMIB in conjunction with a tax-qualified contract because IRS minimum distribution requirements may negatively impact the benefit.

•
Please consult with a qualified financial professional when you are evaluating the GMIB and all other aspects of the contract.

GMIB 5 and GMIB 6
(MassMutual Guaranteed Income Plus 5 and MassMutual Guaranteed Income Plus 6)
See sub-section “Cost of GMIB 5 and GMIB 6” for detail about charges for this feature.
The GMIB 5 and GMIB 6 are no longer available. GMIB 5 was available if you applied for your contract from September 1, 2007 to March 31, 2009 (subject to state availability). GMIB 6 was available if you applied for your contract from September 1, 2007 to December 2, 2008 (subject to state availability). Certain aspects of the GMIB 5 and GMIB 6 vary depending on when we issued your contract. See “GMIB 5 and GMIB 6 – 2008 and Pre-2008 Version.”

What are GMIB 5 and GMIB 6?
GMIB 5 and GMIB 6 are features you may have elected when we issued your contract. Each sets a minimum floor for a future amount that you may apply to an annuity option. We call that amount the GMIB value.
Examples
For examples of how the benefit may work see “Appendix E – MassMutual Guaranteed Income Plus 5 Examples – 2008 Version.”
2008 and Pre-2008 Versions
This prospectus describes two versions of the Evolution contract: the 2008 Version (applied for on or after 9/8/2008, subject to state availability); and the Pre-2008 Version (applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable). In this section, we will note when there are differences between the 2008 Version of GMIB 5 and GMIB 6 and the Pre-2008 Version.
References to Age
Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”
Benefit Waiting Period
You are not eligible to apply your GMIB value to an annuity option until after your benefit waiting period. The benefit waiting period equals ten contract years, so you become eligible to apply your GMIB value to an annuity option:
•
on your tenth contract anniversary; or

•
if your GMIB value is reset, on the tenth contract anniversary following the most recent reset.

Your first contract anniversary is one year from the date we issued your contract.
For additional eligibility requirements see “GMIB 5 and GMIB 6 – Eligibility for the GMIB Value.”
How is the GMIB Value Calculated?
When we issue your contract, your GMIB value will equal your initial purchase payment increased by a compound annual interest rate of 5% for GMIB 5 or 6% for GMIB 6.
Additional purchase payments made within the first two contract years are added to the GMIB value, increased on a pro-rated basis from the date of receipt until the end of that contract year by an annual interest rate of 5% for GMIB 5 or 6% for GMIB 6. If you make a withdrawal, we reduce your GMIB value by an adjustment for withdrawals.
On each contract anniversary prior to the contract anniversary on which the GMIB value is fully annuitized, we will increase your GMIB value by an annual interest rate of 5% for GMIB 5 or 6% for GMIB 6 and continue to make any adjustment for withdrawals. If your GMIB value is reset, we recalculate your GMIB value as described in “GMIB 5 and GMIB 6 – What Happens On A Reset Date?” If your GMIB value is reset, then on that date we will use the new GMIB value when calculating the 5% or 6% increase. Contract anniversary values are that day’s values as of the close of the NYSE.
Discontinuation of Crediting of Annual Interest to the GMIB Value
Crediting of the annual interest rate to the GMIB value for the GMIB 5 and GMIB 6 will only be discontinued:
•
on the contract anniversary following the annuitant attaining age 90 (for the 2008 Version) or 85 (for the Pre-2008 Version);

•
if the contract value is fully annuitized;

•
if the GMIB value is fully annuitized;

•
if the GMIB 5 or GMIB 6 is terminated; or

•
if the contract is terminated.

(The term “fully annuitized” means “fully applied to an annuity option.”)

Adjustment for Withdrawals
If you make a withdrawal, we recalculate the GMIB value by making an adjustment for withdrawals. There are two types of adjustments for withdrawals:
Dollar For Dollar Adjustment
During each contract year, we will lower your GMIB value for each dollar that you withdraw up to and equal to the current contract year interest credited on your GMIB value.
Pro-Rata Adjustment
During each contract year, for any amount you withdraw that exceeds the current contract year interest credited on your GMIB value, the GMIB value will be further reduced by a pro-rata adjustment. Such a withdrawal will negatively impact your GMIB value. We use the percentage of contract value withdrawn to lower the GMIB value by the same percentage. This may result in a larger reduction in the GMIB value than the actual dollar amount of the withdrawal.
The following is an example of a pro-rata adjustment to the GMIB value:
The values shown are based on the following assumptions:
•
the owner is age 60 when we issue the contract;

•
the annuitant and the owner are the same person;

•
the initial purchase payment is equal to $100,000; and

•
there is a hypothetical rate of return such that the contract value in contract year 5 prior to the withdrawal is equal to $127,322

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit
1	61	$100,000	$0	$104,916	$105,000	$0
2	62		0	110,074	110,250	0
3	63		0	115,485	115,763	0
4	64		0	121,161	121,551	0
5	65		12,000	115,322	115,613	0
6	66		0	120,791	121,394	0
The example shows the following:
•
On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.

•
Each contract year the GMIB value is increased by 5%.

•
A withdrawal of  $12,000 is taken in contract year 5. Because this withdrawal is greater than the interest credited to the GMIB value during the current contract year, the GMIB value is:

◦
reduced dollar for dollar up to the interest credited during the current contract year; and

◦
reduced in direct proportion to the contract value reduction for the amount of the withdrawal greater than the GMIB interest credited during the current contract year.

•
The GMIB interest credited during contract year 5 is equal to $6,077.

•
The withdrawal amount is equal to $12,000.

•
The excess withdrawal amount is equal to $5,923 ($12,000 – $6,077).

•
The contract value prior to the excess withdrawal is equal to $121,245 ($127,322 – $6,077).

•
The contract value after the excess withdrawal is equal to $115,322 ($121,245 – $5,923).

•
The GMIB value prior to the withdrawal is equal to $127,628.

•
The GMIB value prior to the excess withdrawal is equal to $121,551 ($127,628 – $6,077).

•
The GMIB value after the excess withdrawal = the GMIB value prior to the excess withdrawal – ((excess withdrawal / contract value prior to the excess withdrawal) x (the GMIB value prior to the excess withdrawal)).

•
The GMIB value = $121,551 – (($5,923 / $121,245) x ($121,551)) = $121,551 – $5,938 = $115,613.

We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the GMIB value.
Withdrawals may be subject to a contingent deferred sales charge.

The Reset Date for the 2008 Version
(for contracts applied for on or after 9/8/2008, subject to state availability). For the 2008 Version a reset date will automatically occur on your first contract anniversary and each subsequent contract anniversary, unless you request otherwise in writing. Your written request must be received in good order at our Service Center prior to the close of the NYSE on the business day before your contract anniversary for the request to be effective on that anniversary. Once the annuitant is over age 80 the reset option is no longer available so there are no longer reset dates.
The Reset Date for the Pre-2008 Version
(for contracts applied for prior to 9/8/2008 or in states where the 2008 Version was unavailable). For the Pre-2008 Version we will not schedule an initial reset date until you request one. Once you request an initial reset date we will automatically schedule future reset dates for each subsequent contract anniversary unless you request otherwise in writing. Reset dates may occur on your second contract anniversary and any subsequent contract anniversary. To request a reset or to cancel a reset a written request must be received in good order at our Service Center prior to the close of the NYSE on the business day before your contract anniversary for the request to be effective on that anniversary. Once the annuitant is over age 75 the reset option is no longer available so there are no longer reset dates.
What Happens on a Reset Date?
As of the close of the NYSE on the business day prior to the reset date, we will compare your GMIB value to your contract value.
•
If at the close of the NYSE on the business day just prior to the reset date your contract value exceeds the GMIB value, then we will reset your GMIB value by increasing it to equal that contract value. The increase will occur on the reset date. Additionally, the following will occur:

◦
On the reset date you will begin a new ten year benefit waiting period.

◦
On the reset date we will use the new GMIB value to calculate the 5% or 6% increase.

You may not apply the GMIB value to an annuity option until on or after the tenth contract anniversary following the most recent reset.
•
If at the close of the NYSE on the business day just prior to the reset date your contract value is less than the GMIB value, the following will occur:

◦
Your GMIB value will not be reset.

◦
The current benefit waiting period will remain in place.

Reset Examples
Example 1

Assuming:
•
You elect GMIB 5.

•
A reset is scheduled for your contract anniversary.

•
On the close of the business day just prior to your contract anniversary your contract value is $120,000 and your GMIB value is $110,250.

Then:
•
Since your contract value is higher than your GMIB value we reset your GMIB value to equal $120,000.

•
Your benefit waiting period is extended to equal ten years from this contract anniversary.

•
On this contract anniversary $6,000 is the interest credited on your GMIB value for the contract year ($120,000 x 5% for GMIB 5 = $6,000).

•
During the contract year:

◦
you may withdraw up to $6,000 and we will make a dollar for dollar adjustment for withdrawals to your GMIB value;

◦
for any withdrawal amount that exceeds $6,000 during the contract year we will make a pro-rata adjustment for withdrawals to your GMIB value.

Example 2

Assuming:
•
You elect GMIB 5.

•
A reset is scheduled for your contract anniversary.

•
On the close of the business day just prior to your contract anniversary your contract value is $90,000 and your GMIB value is $110,250.

Then:
•
Since your contract value is less than your GMIB value we do not reset your GMIB value to equal your contract value. So your GMIB value remains at $110,250.

•
Your benefit waiting period is unchanged.

•
On this contract anniversary $5,513 is the interest credited on your GMIB value for the contract year ($110,250 x 5% for GMIB 5 = $5,513).

•
During the contract year:

◦
you may withdraw up to $5,513 and we will make a dollar for dollar adjustment for withdrawals to your GMIB value;

◦
for any withdrawal amount that exceeds $5,513 during the contract year we will make a pro-rata adjustment for withdrawals to your GMIB value.

For additional examples see “Appendix E – MassMutual Guaranteed Income Plus 5 Examples – 2008 Version.”
Eligibility for the GMIB Value
You can only apply the GMIB value to an annuity option on a contract anniversary. You will be eligible to apply all of the GMIB value to an annuity option or a minimum of  $10,000 of the GMIB value to an annuity option if:
(1)
you elected GMIB 5 or GMIB 6 at time of contract issue and you do not cancel the feature;

(2)
you participated in an approved Asset Allocation Program at the time of contract issue and until your contract enters the income phase (see “Transfers and Transfer Programs – Asset Allocation Programs”);

(3)
your annuity start date is on the tenth or a subsequent contract anniversary or, if your GMIB value was reset, your annuity start date is on the tenth or a subsequent contract anniversary after the last reset (except as described under item 7);

(4)
the annuitant is at least age 60 (except as described under item 7);

(5)
the annuitant is not older than age 90 (for the 2008 Version) or not older than age 85 (for the Pre-2008 Version); and

(6)
you elect an annuity option available for use with the GMIB value. Available options are as follows:

a) For the 2008 Version you may elect fixed annuity payments. You may not elect a period certain only annuity option. You may apply all or a minimum of  $10,000 of the GMIB value to a lifetime annuity option or a lifetime annuity option with period certain within the following guidelines: If your lifetime annuity option includes a period certain, the period certain cannot be greater than 20 years if the annuitant is age 80 or under; ten years if the annuitant is at or between age 81 and 90; and for contracts issued in New York: 15 years if the annuitant is age 65 or under; ten years if the annuitant is at or between age 66 and 75; and five years if the annuitant is at or between age 76 and 90.
b) For the Pre-2008 Version, you may elect fixed and/or variable payments. You may apply all or a minimum of $10,000 of the GMIB value to any of our available annuity options, however, if you elect an annuity option with a period certain only, it must be for a period certain of 20 or more years. For qualified contracts, the GMIB value may not be applied to a period certain only annuity option.
Additionally:
(7)
a) For the 2008 Version, if your contract value is equal to zero, you will be eligible to apply all of the GMIB value to an annuity option if you meet the requirements of items 1, 2 and 6(a) and the annuitant is age 90 or younger. In some cases, your contract value and your GMIB value may both equal zero. In this case, there is no value to apply to an annuity option.

b) For the Pre-2008 Version, if your contract value is equal to zero, you will be eligible to apply all of the GMIB value to an annuity option if you meet the requirements of items 1, 2 and 6(b) and the annuitant is age 85 or younger. In some cases, your contract value and your GMIB value may both equal zero. In this case, there is no value to apply to an annuity option.
Should you be eligible and request to apply a portion of your GMIB value to an annuity option, on your contract anniversary we will reduce your GMIB value by the amount applied to the annuity option and then increase the remaining GMIB value by an annual interest rate of 5% for GMIB 5 or 6% for GMIB 6.
Fixed Annuity Payment Amounts and the GMIB
When you enter the income phase, we calculate fixed annuity payments using the values which provide the most favorable annuity payment, either:
•
the GMIB value and the fixed guaranteed payout rates in your contract;

•
your contract value and the fixed guaranteed payout rates in your contract; or

•
your contract value and our single premium immediate annuity rates available on the date we calculate your annuity payments.

Variable Annuity Payment Amounts and the GMIB
For the Pre-2008 Version you may elect fixed and/or variable annuity payments. For the 2008 Version you may not elect variable payments. We calculate the initial variable annuity payment using the values which provide the most favorable annuity payment, either:
•
the GMIB value and the fixed guaranteed payout rates in your contract; or

•
your contract value and the variable guaranteed payout rates.

Future variable payments will depend on the performance of the funds you select. If the actual performance on an annualized basis exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% annualized plus the amount of the deductions, your annuity payments will decrease.
Annuitant Age and Termination of GMIB 5 and GMIB 6
For the 2008 Version, you may apply your GMIB value to an annuity option until the contract anniversary following the annuitant attaining age 90. After that date, you may no longer apply the GMIB value to an annuity option and the GMIB feature is terminated. If you have not applied your GMIB value to an annuity option as of the contract anniversary following the annuitant attaining age 90, we will increase your contract value to equal 60% of the GMIB value if your contract value is less than 60% of the GMIB value on that date. If your contract value is greater than 60% of the GMIB value, we will make no adjustment.
For the Pre-2008 Version, you may apply your GMIB value to an annuity option until the contract anniversary following the annuitant attaining age 85. After that date, you may no longer apply the GMIB value to an annuity option and the GMIB feature is terminated.
Allocation Restrictions
If you elect GMIB 5 or GMIB 6, you must participate in an approved Asset Allocation Program. See “Transfers and Transfer Programs – Asset Allocation Programs.”
If you elect GMIB 5 or GMIB 6, you cannot participate in the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, a DCA Fixed Account or the Automatic Rebalancing Program. Additionally, you cannot make allocations to the fixed accounts.
Additional Restrictions
You may only elect one GMIB feature. If you elect GMIB 5 or GMIB 6, you may not elect a Guaranteed Minimum Accumulation Benefit or MassMutual Lifetime Payment Plus.
Cost of GMIB 5 and GMIB 6
If you elect GMIB 5 or GMIB 6, we will deduct a charge from your contract value in the funds. The charge for the 2008 Version and Pre-2008 Version GMIB 5 is equal, on an annual basis, to 0.65% of the current GMIB value. The charge for the 2008 Version and Pre-2008 Version GMIB 6 is equal, on an annual basis, to 0.80% of the current GMIB value. We may increase the charge for these features at any time while you own the contract, but the charge for each feature will never exceed 1.50%. We will deduct the charge for GMIB 5 or GMIB 6 quarterly in arrears while the feature remains in effect, commencing on the first quarter of your first contract year. Should you apply your full contract value to an annuity option, cancel this feature or fully surrender your contract, the final charge for this feature will occur on the immediately preceding contract year quarter.
How to Elect GMIB 5 or GMIB 6
To elect GMIB 5 or GMIB 6:
•
the annuitant must not be older than age 80 at time of contract issue (for the 2008 Version) or the annuitant must not be older than age 75 at time of contract issue (for the Pre-2008 Version);

•
you must elect the feature at the time we issue your contract;

•
you must allocate 100% of your purchase payment to an approved Asset Allocation Program (see “Transfers and Transfer Programs – Asset Allocation Programs”).

Canceling GMIB 5 or GMIB 6
You can cancel GMIB 5 or GMIB 6. We will terminate your selection of GMIB 5 or GMIB 6 and the associated charge on the business day we receive our form in good order at our Service Center. Once the feature is terminated, it cannot be reinstated.
Withdrawal Benefit for Annuity Options for the Pre-2008 Version
If you elect GMIB 5 or GMIB 6 and later apply all or a portion of your GMIB value to generate variable payments from an annuity option with a period certain, you may withdraw a portion or all of the commuted value of any remaining period certain payments. Partial withdrawals are limited to one per contract year and must be a minimum amount of $5,000. The remaining annuity payments after a partial withdrawal must be at least $100. Any request for a withdrawal will be taken proportionately from the funds that you are invested in as of the date of the withdrawal. Once a withdrawal is made, the remaining period certain annuity payments will be reduced proportionally. Withdrawals will not affect annuity payments that are to be made after the period certain is over, if any.
Basic GMIB
If you elected the Guaranteed Minimum Income Benefit and you applied for your contract prior to September 1, 2007 or in a state where GMIB 5 and GMIB 6 were not available when we issued your contract, then your Guaranteed Minimum Income Benefit feature is the Basic GMIB. We no longer sell contracts offering the Basic GMIB.
What is the Basic GMIB?
The Basic GMIB is a feature you can elect when we issue your contract. It sets a minimum floor for a future amount that you may apply to an annuity option. We call that amount the GMIB value.
References to Age
Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”
How is the GMIB Value Calculated?
The GMIB value will equal:
(1)
your total purchase payments to your contract as of the end of your second contract year; where

(2)
on a daily basis each purchase payment is increased by a compounded annual rate of 5% starting from the date each is credited to your contract value until the maximum GMIB value is reached or you begin the income phase;

(3)
reduced by an adjustment for any withdrawals.

The adjustment for withdrawals is calculated as follows:
(1)
the withdrawal amount, including any applicable charges;

(2)
divided by your contract value immediately prior to the withdrawal; with the result

(3)
multiplied by the most recently calculated GMIB value.

The GMIB value may be reduced by more than the actual dollar amount of the withdrawal.

The contract rider describing this Basic GMIB refers to the GMIB Value as the Guaranteed Annuitization Value or the Guaranteed Minimum Income Benefit.
The maximum GMIB value is 200% of the purchase payments made to your contract value in the first two contract years, adjusted for withdrawals. The GMIB value will never be greater than the maximum GMIB value. When the annuitant reaches age 80, the GMIB value will no longer increase.
We consider requests to apply part of your contract value to an annuity option as a withdrawal for purposes of calculating the GMIB value.
Eligibility for the GMIB Value
You will be eligible to apply all or a portion of the GMIB value to an annuity option if:
•
you elected the Basic GMIB at time of contract issue and you do not cancel the feature;

•
you participated in an approved Asset Allocation Program at the time of contract issue and until your contract enters the income phase (see “Transfers and Transfer Programs – Asset Allocation Programs”);

•
your contract is beyond its 7th contract year (we measure a contract year from the anniversary of the day we issued your contract);

•
the annuitant reaches age 60; and

•
you elect to receive fixed annuity payments through a life contingent annuity option (currently Annuity Options A, B, C and D). For qualified contracts, in order to ensure that the contract will comply with the required minimum distribution requirements that apply upon your death, you may not elect an annuity option with a period certain guarantee of longer than ten years, and you may not elect a joint and survivor annuity option if the joint annuitant is more than ten years younger than you, unless otherwise required by law.

Allocation Restrictions
If you elect the Basic GMIB, you must participate in an approved Asset Allocation Program. See “Transfers and Transfer Programs – Asset Allocation Programs.”
If you elect the Basic GMIB, you cannot participate in the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, a DCA Fixed Account or the Automatic Rebalancing Program. Additionally, you cannot make allocations to the fixed accounts.
Additional Restrictions
If you elect the Basic GMIB, you may not elect a Guaranteed Minimum Accumulation Benefit or MassMutual Lifetime Payment Plus.
Cost of the Basic GMIB
If you elect the Basic GMIB, we will assess a charge. Each business day we deduct the charge from the assets of the separate account. This charge is equal, on an annual basis, to 0.65% of the daily value of the assets invested in each fund, after fund expenses are deducted. We may increase this charge at any time while you own the contract, but the charge will never exceed 1.25%.
How to Elect the Basic GMIB
To elect the Basic GMIB:
•
the annuitant must be under age 80 at time of contract issue;

•
you must elect the feature at the time we issue your contract;

•
you must allocate 100% of your purchase payment to an approved Asset Allocation Program (see “Transfers and Transfer Programs – Asset Allocation Programs”).

Canceling the Basic GMIB
We will terminate your election of the Basic GMIB on the business day we receive our form in good order at our Service Center. We will not refund you for charges already deducted for the Basic GMIB. However, the charge for this feature will be discontinued on the business day we receive our form in good order at our Service Center. Once the Basic GMIB is terminated, it cannot be reinstated.

Annuity Payments and the GMIB
When you enter the income phase, we calculate your annuity payments using the values which provide the most favorable annuity payment, either:
•
the GMIB value and the guaranteed payout rates in your contract;

•
your contract value and the guaranteed payout rates in your contract; or

•
your contract value and our single premium immediate annuity rates available on the date we calculate your annuity payments.

MassMutual Lifetime Payment Plus
MassMutual Lifetime Payment Plus is no longer available. MassMutual Lifetime Payment Plus was available if you applied for your contract on or after January 19, 2008 and prior to March 31, 2009.
See sub-section “Cost of MassMutual Lifetime Payment Plus” for detail about charges for this feature.
Changes to an owner (or an annuitant, if the owner is a non-natural person) may terminate MassMutual Lifetime Payment Plus. Changes to the beneficiary may reduce the value of the benefit.
What is MassMutual Lifetime Payment Plus?
MassMutual Lifetime Payment Plus is designed as a guaranteed minimum lifetime withdrawal benefit. If you elect MassMutual Lifetime Payment Plus, we will permit you to receive a specified withdrawal amount annually for life, even if your contract value is zero and subject to the terms and conditions described in this section. There are two versions of this feature: Single Life and Joint Life.
Examples
For examples of how the benefit may work see “Appendix C – MassMutual Lifetime Payment Plus Examples.”
References to Age
Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”
How to Elect MassMutual Lifetime Payment Plus
To elect MassMutual Lifetime Payment Plus:
•
elect MassMutual Lifetime Payment Plus at time of contract issue*;

•
participate in an Asset Allocation Program (see “Transfers and Transfer Programs – Asset Allocation Programs”); and

•
designate the covered person(s).

*
See “Payment of the Contract’s Death Benefit and MassMutual Lifetime Payment Plus” in this section for rules regarding a spouse’s right to re-elect this feature upon death of the owner.

Canceling MassMutual Lifetime Payment Plus
You can cancel MassMutual Lifetime Payment Plus. We will terminate your election of this feature on the business day we receive our form in good order at our Service Center. The final charge for this feature will occur on the contract year quarter immediately preceding termination. Once the feature is terminated, it cannot be reinstated.
Covered Person(s)
The covered person is generally you, the contract owner. You will designate the covered person(s) when you complete your application for the contract. You will designate one covered person if you elect the Single Life version of MassMutual Lifetime Payment Plus and two covered persons if you elect the Joint Life version. The younger covered person must be under age 81 at the time we issue your contract. Once we issue the contract, you cannot change the designated covered person(s).
The covered persons are significant because:
•
we offer a guaranteed lifetime withdrawal amount for the life of the covered persons, subject to the terms and conditions described in this section; and

•
on the later of your contract issue date or when the younger covered person attains age 60, the benefit base which we use to determine your guaranteed lifetime withdrawal amount will no longer be reduced by withdrawals unless you withdraw more than the guaranteed lifetime withdrawal amount during a contract year.

For purposes of determining benefits under this feature, we will always use the younger covered person’s age, even if the older covered person becomes the only surviving covered person.
You will designate the covered person based on the restrictions noted here:
MassMutual Lifetime Payment Plus – Single Life
If you elect single life, you will designate one covered person.
•
If an individually owned contract, the covered person must be the contract owner.

•
If the owner is a non-natural person, the covered person must be the annuitant.

•
If there are joint contract owners, the covered person is the contract owner you designate as the covered person when you complete your application for the contract.

•
If there are joint contract owners, they must be spouses and the only primary beneficiaries.

MassMutual Lifetime Payment Plus – Joint Life
If you elect joint life, you will designate two covered persons.
A joint life option can only be elected if your contract is a non-qualified contract or an Individual Retirement Annuity, including a traditional, SEP, Simple, or Roth, excluding Custodial IRAs.
•
If an individually owned contract, the covered person must be the contract owner. The second covered person must be the spouse of the contract owner and the sole primary beneficiary.

•
If the owner is a non-natural person, the covered person must be the annuitant. The second covered person must be the spouse of the annuitant and the sole primary beneficiary.

•
If there are joint contract owners, the covered persons must be spouses, joint contract owners and the only primary beneficiaries.

Some of the benefits of this feature may be unrealized if you elect joint life and there is a subsequent divorce between the covered persons.
The Benefit Base: What We Use to Determine the Guaranteed Withdrawal Amounts
The MassMutual Lifetime Payment Plus benefit base is one of the variables we use when determining how much is available for you to withdraw each contract year. The initial benefit base is your contract value on the date we issue your contract.
The benefit base may increase as a result of:
•
additional purchase payments;

•
credits;

•
an annual ratchet; or

•
an enhancement to the benefit base.

The benefit base may decrease as a result of withdrawals. The benefit base cannot be withdrawn in a lump sum.
The Maximum Benefit Base
The benefit base will never exceed the maximum benefit base we allow which is $5,000,000.
The Guaranteed Lifetime Withdrawal Date
The Guaranteed Lifetime Withdrawal Date is the later of your contract issue date or the date the younger covered person attains age 60. This is the date on which we guarantee the benefit base for life.
On or After the Guaranteed Lifetime Withdrawal Date
The Guaranteed Lifetime Withdrawal Amount
On or after the Guaranteed Lifetime Withdrawal Date, the Guaranteed Lifetime Withdrawal Amount is the annual amount, up to a maximum withdrawal equal to 5% of the benefit base, we guarantee is available for withdrawals each contract year during the life of the covered person(s). After the Guaranteed Lifetime Withdrawal Date, each time the benefit base is changed the Guaranteed Lifetime Withdrawal Amount will equal 5% of the new benefit base.

Impact of Withdrawals on the Benefit Base
Beginning on the Guaranteed Lifetime Withdrawal Date, the benefit base will not reduce if total withdrawals during a contract year are less than or equal to the Guaranteed Lifetime Withdrawal Amount.
If a withdrawal causes total withdrawals during a contract year to exceed the Guaranteed Lifetime Withdrawal Amount, or if total withdrawals during a contract year already exceeded the Guaranteed Lifetime Withdrawal Amount, then the benefit base will equal the lesser of:
•
your contract value immediately after the withdrawal; or

•
the benefit base immediately prior to the withdrawal, minus the amount of the excess withdrawal.

The Guaranteed Lifetime Withdrawal Amount will then equal 5% of the new benefit base.
However, the benefit base will not be reduced if all withdrawals during the contract year are for required minimum distributions we calculate under an automatic distribution program, even if such distributions exceed the Guaranteed Lifetime Withdrawal Amount available in a contract year. We define required minimum distributions as any distribution that we must distribute to you or a plan participant pursuant to IRC Sections 401(a)(9), 403(b)(10), 408(b)(3) or 408A(c). Required minimum distributions are generally required to begin by April 1st of the year after a participant attains age 72 (70½ if you attained age 70½ on or before December 31, 2019), or for some qualified plans, the year of retirement, if later.
Before the Guaranteed Lifetime Withdrawal Date
The Guaranteed Withdrawal Amount
The only time we issue a contract before the Guaranteed Lifetime Withdrawal Date is if we issue a contract before the youngest covered person has attained age 60. Prior to the Guaranteed Lifetime Withdrawal Date, the Guaranteed Withdrawal Amount is the annual amount up to a maximum percentage that we guarantee is available for withdrawals each contract year prior to the Guaranteed Lifetime Withdrawal Date. On the date we issue your contract, the Guaranteed Withdrawal Amount is equal to 5% of your initial purchase payment to the contract.
After your contract issue date and before the Guaranteed Lifetime Withdrawal Date, the Guaranteed Withdrawal Amount can increase if an annual ratchet, credit or purchase payment would result in a higher Guaranteed Withdrawal Amount than the current Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will decrease only if you make a withdrawal in excess of the Guaranteed Withdrawal Amount or the benefit base reduces to zero.
Impact of Withdrawals on the Benefit Base
Prior to the Guaranteed Lifetime Withdrawal Date, any withdrawal reduces the benefit base. If the withdrawal is less than or equal to the Guaranteed Withdrawal Amount, the withdrawal will reduce the benefit base on a dollar-for-dollar basis. If the withdrawal is greater than the Guaranteed Withdrawal Amount, the benefit base will equal the lesser of:
•
your contract value immediately after the withdrawal; or

•
the benefit base immediately prior to the withdrawal, minus the amount of the withdrawal.

Additional Purchase Payments and the Benefit Base
Each time an additional purchase payment is received prior to the Guaranteed Lifetime Withdrawal Date, the benefit base will increase by the amount of that additional purchase payment.
After the Guaranteed Lifetime Withdrawal Date, an increase to the benefit base due to an additional purchase payment is determined as follows:
•
If there have been no additional purchase payments or annual ratchets since the Guaranteed Lifetime Withdrawal Date, then all withdrawals since the Guaranteed Lifetime Withdrawal Date will be deducted from the additional purchase payment. Any additional purchase payment amount remaining after that deduction will be added to the benefit base.

•
If, since the Guaranteed Lifetime Withdrawal Date, the benefit base has been adjusted due to additional purchase payments or annual ratchets, then the cumulative purchase payments since the last adjustment will be reduced by withdrawals. The withdrawals and additional purchase payments that have not adjusted the benefit base are determined beginning with the later of:

◦
an increase in benefit base by an additional purchase payment; or

◦
an annual ratchet.

Any amount of the current additional purchase payment remaining after the reduction will be added to the benefit base.
We reserve the right to limit additional purchase payments when you have an election of MassMutual Lifetime Payment Plus. We may waive any such additional purchase payment limit in a uniform and nondiscriminatory manner upon prior written notice.
Any purchase payments received on or after the younger covered person attains age 81 will not increase the benefit base.
Credits to the Benefit Base
Each year during the first ten contract years, if no withdrawals are taken during a particular contract year, then the benefit base will increase on the following contract anniversary.
If the benefit base has never been recalculated due to an annual ratchet or withdrawal, we will increase the benefit base by an amount equal to 6% of the sum of: your original benefit base value plus any purchase payments applied to the benefit base after we issued your contract.
If the benefit base was previously recalculated due to an annual ratchet or a withdrawal, then the benefit base will increase each year a withdrawal has not been taken by an amount equal to 6% of the sum of: the benefit base as of the last benefit base recalculation plus any purchase payments applied to the benefit base after such recalculation.
See “Additional Purchase Payments and the Benefit Base” for how we calculate the increase by purchase payments and “Before the Guaranteed Lifetime Withdrawal Date – Impact of Withdrawals on the Benefit Base” for how we calculate the decrease for withdrawals.
Annual Ratchet and the Benefit Base
Before the younger covered person attains age 91, on each contract anniversary we will compare your contract value to your benefit base. If your contract value is greater than your benefit base, we will automatically ratchet up the benefit base to equal your contract value. During your first ten contract years, we will apply any credit to the benefit base before we make this comparison (see “Credits to the Benefit Base”). You may opt out of any annual ratchet by submitting a written request in good order to our Service Center within 30 calendar days prior to your contract anniversary.
Enhanced Benefit Base and Enhanced Benefit Base Date
The benefit base will be enhanced to equal the greater of the benefit base or the enhanced benefit base amount if no withdrawals are taken prior to the enhanced benefit base date, which is the later of:
•
ten years from your contract issue date; or

•
when the younger covered person reaches age 70.

The enhanced benefit base amount equals:
(1)
2 multiplied by any purchase payments applied to the benefit base during the first contract year; plus

(2)
any purchase payments applied to the benefit base during or after the second contract year and prior to the enhanced benefit base date.

Charges for Withdrawals
If your total withdrawals in each contract year are equal to or less than the applicable Guaranteed Withdrawal Amount or Guaranteed Lifetime Withdrawal Amount, the withdrawal amounts will not be subject to any contingent deferred sales charge. If your total withdrawals in any contract year are greater than the applicable Guaranteed Withdrawal Amount or Guaranteed Lifetime Withdrawal Amount and the contingent deferred sales charge schedule is in effect, then the amount withdrawn in excess will be subject to a contingent deferred sales charge. See “Expenses – Contingent Deferred Sales Charge.”
Impact of Withdrawals on Contract Value
Withdrawals will reduce your contract value by the amount of the withdrawal and any applicable contingent deferred sales charge.

Impact of Withdrawals on the Death Benefit
If you elect MassMutual Lifetime Payment Plus, when you make withdrawals we will reduce the value of the death benefit as described in each death benefit calculation. See “Death Benefit – Basic Death Benefit” and “Additional Features – Annual Ratchet Death Benefit.”
The Settlement Phase
Your contract enters the settlement phase if the benefit base is greater than zero, but your contract value falls below the minimum contract value we allow after a partial withdrawal. See “Withdrawals.”
During the settlement phase we will make settlement payments, but all other rights and benefits under the contract, including death benefits, will terminate and we will not accept additional purchase payments. Additionally, we will no longer deduct the charge for MassMutual Lifetime Payment Plus. For tax reporting purposes we report settlement payments as annuity payments.
We determine the settlement payment amounts as follows:
•
If on or after the Guaranteed Lifetime Withdrawal Date, your contract value falls below the minimum contract value we allow after a partial withdrawal, then we will commence to pay settlement payments each contract year in an amount equal to the Guaranteed Lifetime Withdrawal Amount. Settlement payments will end when there is no longer a surviving covered person.

•
If prior to the Guaranteed Lifetime Withdrawal Date, your contract value falls below the minimum contract value we allow after a partial withdrawal, then we will commence to pay settlement payments each contract year in an amount equal to 5% of the benefit base at the time the contract enters the settlement phase. Settlement payments will end when there is no longer a surviving covered person.

We will pay settlement payments no less frequently than annually.
If the owner of a qualified contract dies and there is a surviving covered person who is not is not an “eligible designated beneficiary” as defined in IRC Section 401(a)(9), settlement payments may only continue through the end of the calendar year that contains the tenth anniversary of death.
Choices upon the Latest Permissible Annuity Start Date
Upon the latest permissible annuity start date you must choose to terminate the contract or your contract must enter the Income Phase. The latest permissible annuity start date is discussed in “The Income Phase – Annuity Payment Start Date.”
If you enter the Income Phase upon the latest permissible annuity start date:
•
you may elect one of the available annuity options described in “The Income Phase” and apply your contract value to that annuity option; or

•
you may elect to receive annuity payments each contract year in an amount equal to the Guaranteed Lifetime Withdrawal Amount and we will pay such annuity payments until there is no longer a surviving covered person. If the owner of a qualified contract dies and there is a surviving covered person who is not is not an “eligible designated beneficiary” as defined in IRC Section 401(a)(9), settlement payments may only continue through the end of the calendar year that contains the tenth anniversary of death.

Once annuity payments begin all other rights and benefits under the contract, including death benefits, will terminate and we will no longer accept additional purchase payments. We will also no longer deduct the charge for MassMutual Lifetime Payment Plus. For more information about annuity options see “The Income Phase.”
Payment of the Contract’s Death Benefit and MassMutual Lifetime Payment Plus
If you have an election of MassMutual Lifetime Payment Plus and a death benefit is paid from the contract:
•
if the beneficiary takes the death benefit in a lump sum under the terms of the contract, MassMutual Lifetime Payment Plus will no longer be in effect;

•
if the beneficiary does not take the death benefit in a lump sum, then:

◦
If the deceased owner (or the annuitant, if the owner is a non-natural person) is the last surviving covered person, MassMutual Lifetime Payment Plus will no longer be in effect. If the beneficiary is the covered person’s spouse, he or she may continue the contract and apply for a new MassMutual Lifetime Payment Plus subject to availability and our then current rules and fees.

◦
If the deceased owner (or the annuitant, if the owner is a non-natural person) is not the last surviving covered person, MassMutual Lifetime Payment Plus will continue provided the covered person is eligible to and elects to continue the contract as their own.

Allocation Restrictions
If you elect MassMutual Lifetime Payment Plus, you must participate in an approved Asset Allocation Program. See “Transfers and Transfer Programs – Asset Allocation Programs.” If you elect MassMutual Lifetime Payment Plus, you cannot participate in the Separate Account Dollar Cost Averaging Program, the Interest Sweep Option, a DCA Fixed Account or the Automatic Rebalancing Program. Additionally, you cannot make allocations to the fixed accounts.
Additional Restrictions
If you elect MassMutual Lifetime Payment Plus, you may not elect a Guaranteed Minimum Accumulation Benefit or a Guaranteed Minimum Income Benefit.
Termination of MassMutual Lifetime Payment Plus
The MassMutual Lifetime Payment Plus feature will terminate upon the earlier of:
•
the date a death benefit is payable and the beneficiary takes the death benefit as a lump sum under the terms of the contract;

•
the date the full contract value is applied to an annuity option;

•
the date your contract value and the benefit base both equal zero;

•
the date there is no longer a surviving covered person;

•
the business day we receive in good order at our Service Center your request (submitted on our form) to terminate the feature; or

•
the date the contract is terminated.

If the MassMutual Lifetime Payment Plus feature is terminated, it cannot be re-elected.
Cost of MassMutual Lifetime Payment Plus
If you elect MassMutual Lifetime Payment Plus, we will deduct a charge from your contract value in the funds. The charge is equal, on an annual basis, to a percentage of the benefit base as of the date the charge is deducted. We may increase this charge at any time while you own the contract, but the charge will never exceed 1.50%. We will deduct the charge quarterly in arrears while the feature remains in effect, commencing on the first quarter of your first contract year. Should you enter the settlement phase, apply your full contract value to an annuity option, cancel this feature or fully surrender your contract, the final charge for this feature will occur on the immediately preceding contract year quarter. Currently, the charge is as follows: MassMutual Lifetime Payment Plus – Single Life 0.60%; MassMutual Lifetime Payment Plus – Joint Life 0.85%.
Important MassMutual Lifetime Payment Plus Considerations
This feature may not be appropriate for all contract owners. You should understand MassMutual Lifetime Payment Plus completely before you elect this feature.
MassMutual Lifetime Payment Plus does not in any way guarantee the performance of any of the investment choices available under the contract.
Postponing withdrawals may positively impact the benefit base as described in “MassMutual Lifetime Payment Plus – Credits to the Benefit Base” earlier in this section. However, if you postpone the taking of withdrawals, you may limit the value of this feature because your remaining life expectancy shortens as you age.
Excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by this feature. Excess withdrawals are those in excess of the Guaranteed Lifetime Withdrawal Amount or, if taken prior to the youngest covered person reaching age 60, excess withdrawals are those in excess of the Guaranteed Withdrawal Amount.
Because the charge for MassMutual Lifetime Payment Plus is a percentage of the benefit base, an increase in the benefit base will result in an increase in the cost of the feature.
Please consult with a qualified financial professional when you are evaluating MassMutual Lifetime Payment Plus and all other aspects of the contract.

Appendix C
MassMutual Lifetime Payment PlusSM Examples
Example 1 ~ Single Life – Setting Initial Values

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
initial purchase payment = $100,000

•
Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date

Contract Year (beginning of year)	Age	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA(1)	Benefit Base
1	60	$100,000	$0	$100,000	$0	$5,000	$100,000
(1)
Guaranteed Lifetime Withdrawal Amount.

On the contract issue date, the initial values are set as follows:
•
Benefit base = initial purchase payment = $100,000.

•
Guaranteed Lifetime Withdrawal Amount = 5% of benefit base = $5,000.

Example 2 ~ Single Life – Credit

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
initial purchase payment = $100,000

•
Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA(1)	Benefit Base
1	60	$100,000	$0	$105,001	$6,000	$5,300	$106,000
(1)
Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•
At the end of the first contract year, since there were no withdrawals, a credit of 6% of the initial benefit base is applied = $6,000.

•
Benefit base = initial benefit base plus credit = $106,000.

•
Guaranteed Lifetime Withdrawal Amount for contract year two = 5% of benefit base = $5,300.

Example 3 ~ Single Life – Withdrawal of Guaranteed Lifetime Withdrawal Amount

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
initial purchase payment = $100,000

•
Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA(1)	Benefit Base
1	60	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2	61		0	110,245	6,000	5,600	112,000
3	62		0	115,748	6,000	5,900	118,000
4	63		0	121,522	6,000	6,200	124,000
5	64		6,200	121,384	0	6,200	124,000
(1)
Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•
Since there were no withdrawals during contract years one through four, at the end of each of those contract years, a credit of 6% of the initial benefit base is applied = $6,000.

•
The benefit base at the end of contract year four = $124,000.

•
Guaranteed Lifetime Withdrawal Amount for contract year five = 5% of benefit base ($124,000) = $6,200.

•
A withdrawal of  $6,200 is taken in contract year five. A credit is not applied.

•
The benefit base remains at $124,000 as the withdrawal was not greater than the Guaranteed Lifetime Withdrawal Amount.

Example 4 ~ Single Life – Withdrawal Exceeding the Guaranteed Lifetime Withdrawal Amount

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
initial purchase payment = $100,000

•
Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA(1)	Benefit Base
1	60	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2	61		0	110,245	6,000	5,600	112,000
3	62		0	115,748	6,000	5,900	118,000
4	63		0	121,522	6,000	6,200	124,000
5	64		0	127,584	6,000	6,500	130,000
6	65		0	133,949	6,000	6,800	136,000
7	66		0	140,635	6,000	7,100	142,000
8	67		15,000	132,673	0	6,644	132,872
9	68		0	139,307	7,972	7,042	140,845
10	69		0	146,263	7,972	7,441	148,817
(1)
Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•
Since there were no withdrawals during contract years one through seven, at the end of each of those contract years, a credit of 6% of the initial benefit base is applied = $6,000.

•
The benefit base at the end of contract year seven = $142,000.

•
Guaranteed Lifetime Withdrawal Amount for contract year eight = 5% of benefit base ($142,000) = $7,100.

•
A withdrawal of  $15,000 is taken in contract year eight. A credit is not applied.

•
The withdrawal is greater than the Guaranteed Lifetime Withdrawal Amount ($7,100). This results in an excess withdrawal = $15,000 – $7,100 = $7,900.

•
Contract value prior to the withdrawal = $147,872.

•
The benefit base is recalculated to equal to $132,872 which is the lesser of the:

◦
contract value after the excess withdrawal = $147,872 – $15,000 = $132,872; or

◦
benefit base prior to the withdrawal minus the excess withdrawal = $142,000 – $7,900 = $134,100.

•
The Guaranteed Lifetime Withdrawal Amount available for contract year nine = 5% of the new benefit base ($132,872) = $6,644.

•
The contract value is reduced by the amount of the withdrawal including any applicable contingent deferred sales charges.

Example 5 ~ Single Life – Annual Ratchet

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
initial purchase payment = $100,000

•
Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA(1)	Benefit Base
1	60	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2	61			110,245	6,000	5,600	112,000
3	62			117,899	6,000	5,900	118,000
4	63			126,095	6,000	6,305	126,095
(1)
Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•
At the end of contract years one through four, a credit of 6% of the initial benefit base ($100,000) is applied, as withdrawals were not taken during this time period.

•
The benefit base at the end of contract year four is set equal to the contract value of  $126,095 as it is greater than the benefit base plus the credit ($118,000 + $6,000 = $124,000).

•
The Guaranteed Lifetime Withdrawal Amount available for contract year five = 5% of the new benefit base ($126,095) = $6,305.

Example 6 ~ Single Life – Withdrawals Not Exceeding the Guaranteed Withdrawal Amount and Transitioned to Guaranteed Lifetime Withdrawal Amount

The values shown are based on the following assumptions:
•
owner age at issue = 52

•
initial purchase payment = $100,000

•
Guaranteed Withdrawal Amount applies until the covered person is age 60

Contract Year (end of year)	Age of Covered Person	Purchase Payment	Withdrawal	Contract Value	Credit	Available GWA/GLWA(1)	Benefit Base
1	53	$100,000	$0	$100,122	$6,000	$5,300	$106,000
2	54		0	100,209	6,000	5,600	112,000
3	55		0	100,260	6,000	5,900	118,000
4	56		0	100,276	6,000	6,200	124,000
5	57		6,200	94,065	0	6,200	117,800
6	58		0	93,997	5,628	6,200	123,428
7	59		6,200	87,704	0	6,200	117,228
8	60		6,200	81,403	0	5,551	111,028
(1)
Guaranteed Withdrawal Amount / Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•
At the end of contract years one through four, a credit of 6% of the initial benefit base ($100,000) is applied, as withdrawals were not taken during this time period.

•
Benefit base at the end of year four = $124,000.

•
The Guaranteed Withdrawal Amount for contract year five = 5% of benefit base ($124,000) = $6,200.

•
A withdrawal of  $6,200 is taken at the end of contract year five, so a credit is not applied.

•
The benefit base is reduced by the amount of the withdrawal, as the withdrawal is taken prior to attainment of age 60 of the covered person.

•
The Guaranteed Withdrawal Amount remains at $6,200, as the withdrawal was not greater than the Guaranteed Withdrawal Amount.

•
The withdrawal in contract year eight is taken prior to attainment of age 60.

•
At the end of contract year eight, the benefit base of  $111,028 locks in as the benefit base as the covered person is age 60. The Guaranteed Withdrawal Amount for contract year nine = 5% of benefit base ($111,028) = $5,551.

Example 7 ~ Single Life – Withdrawal Exceeding the Guaranteed Withdrawal Amount – Prior to Age 60

The values shown are based on the following assumptions:
•
owner age at issue = 54

•
initial purchase payment = $100,000

•
Guaranteed Withdrawal Amount applies until the covered person is age 60

Contract Year (end of year)	Age of Covered Person	Purchase Payment	Withdrawal	Contract Value	Credit	Available GWA/GLWA(1)	Benefit Base
1	55	$100,000	$0	$100,122	$6,000	$5,300	$106,000
2	56		0	100,209	6,000	5,600	112,000
3	57		0	100,260	6,000	5,900	118,000
4	58		0	100,276	6,000	6,200	124,000
5	59		10,000	90,442	0	4,522	90,442
(1)
Guaranteed Withdrawal Amount / Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•
Since there were no withdrawals during contract years one through four, at the end of each of those contract years, a credit of 6% of the initial benefit base is applied = $6,000.

•
The benefit base at the end of contract year four = $124,000.

•
Guaranteed Withdrawal Amount for contract year five = 5% of benefit base ($124,000) = $6,200.

•
A withdrawal of  $10,000 is taken in contract year five. A credit is not applied.

•
The contract value prior to the withdrawal = $100,442.

•
The withdrawal is greater than the Guaranteed Withdrawal Amount = $6,200. This results in an excess withdrawal = $10,000 – $6,200 = $3,800.

•
The benefit base is recalculated to equal to $90,442 which is the lesser of the:

◦
contract value after the excess withdrawal = $100,442 – $10,000 = $90,442; or

◦
benefit base prior to the withdrawal minus the withdrawal = $124,000 – $10,000 = $114,000.

•
The Guaranteed Lifetime Withdrawal amount available for contract year six = 5% of the new benefit base ($90,442) = $4,522.

•
The contract value is reduced by the amount of the withdrawal.

Example 8 ~ Single Life – Enhanced Benefit Base

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
initial purchase payment = $100,000

•
Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date

•
no withdrawals taken

Contract Year (end of year)	Age of Covered Person	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA(1)	Benefit Base
1	61	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2	62			110,245	6,000	5,600	112,000
3	63			115,748	6,000	5,900	118,000
4	64			121,522	6,000	6,200	124,000
5	65			127,584	6,000	6,500	130,000
6	66			133,949	6,000	6,800	136,000
7	67			140,635	6,000	7,100	142,000
8	68			147,659	6,000	7,400	148,000
9	69			155,041	6,000	7,752	155,041
10	70			162,795	9,302	10,000	200,000
(1)
Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•
Since there were no withdrawals during contract years one through nine, at the end of each of those contract years, a credit of 6% of the initial benefit base is applied = $6,000.

•
At the end of contract year nine, an annual ratchet applies, as the contract value of  $155,041 is greater than the benefit base of  $154,000 ($148,000 + $6,000 = $154,000).

•
At the end of contract year ten, since there were no withdrawals, a credit of 6% of the last ratcheted benefit base ($155,041) applies = 6% x $155,041 = $9,302.

•
At the end of contract year ten, the benefit base = $155,041 + $9,302 = $164,343.

•
Since withdrawals were not taken during the first ten contract years, and the covered person has attained age 70, at the end of contract year ten, enhanced benefit base is set equal to 200% of the initial purchase payment = $200,000 as it is greater than $164,343.

•
Guaranteed Lifetime Withdrawal Amount for contract year eleven = 5% of new benefit base ($200,000) = $10,000.

Example 9 ~ Single Life – Additional Purchase Payments

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
initial purchase payment = $100,000

•
Guaranteed Lifetime Withdrawal Amount immediately applies as the covered person is age 60 on the contract issue date

•
no withdrawals taken

Contract Year (end of year)	Age of Covered Person	Purchase Payment	Withdrawal	Contract Value	Credit	Available GLWA(1)	Benefit Base
1	61	$100,000	$0	$105,001	$6,000	$5,300	$106,000
2	62	25,000		136,496	7,500	6,925	138,500
3	63	25,000		169,559	9,000	8,625	172,500
4	64	25,000		204,271	10,500	10,400	208,000
5	65	0		214,463	10,500	10,925	218,500
6	66	0		225,163	10,500	11,450	229,000
7	67	0		236,399	10,500	11,975	239,500
8	68	0		248,202	10,500	12,500	250,000
9	69	0		258,310	10,500	13,025	260,500
10	70	0		268,828	10,500	13,750	275,000
(1)
Guaranteed Lifetime Withdrawal Amount reflects amount available to withdraw during the next contract year.

•
An additional purchase payment of  $25,000 is made at the beginning of contract years two, three and four.

•
The benefit base is increased by the purchase payments.

•
The credit increases in contract years two, three and four due to the additional purchase payments.

•
At the end of contract year ten, since there were no withdrawals, a credit of 6% of the total purchase payment applies = 6% x $175,000 = $10,500.

•
At the end of contract year ten, the benefit base = $260,500 + $10,500 = $271,000.

•
Since withdrawals were not taken during the first ten contract years, and the covered person has attained age 70, at the end of contract year ten, the benefit base is set equal to 200% of purchase payments in the first contract year, as well as 100% of purchase payments made in contract years two through ten = ($100,000 x 200%) + ($75,000 x 100%) = $275,000.

•
The benefit base is set equal to $275,000 as it is greater than $271,000.

•
Guaranteed Lifetime Withdrawal Amount for contract year eleven = 5% of new benefit base ($275,000) = $13,750.

Appendix D
Guaranteed Minimum Accumulation Benefit (10 Year Benefit) Examples
Example 1 ~ Setting of Initial Values

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
annuitant = same as owner

•
initial purchase payment = $100,000

Contract Year (beginning of year)	Purchase Payment	Withdrawal	Contract Value	GMAB Value
1	$100,000	$0	$100,000	$100,000
•
On the contract issue date, the GMAB value is equal to the initial purchase payment. The GMAB value will be increased by any purchase payments received in the first two contract years.

Example 2 ~ Annual Reset

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
annuitant = same as owner

•
initial purchase payment = $100,000

•
death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMAB Value	Death Benefit
1	61	$100,000	$0	$107,085	$100,000	$107,085
2	62			114,672	114,672	114,672
3	63			122,796	122,796	122,796
4	64			131,496	131,496	131,496
5	65			140,813	140,813	140,813
6	66			150,789	140,813	150,789
7	67			161,473	140,813	161,473
8	68			172,913	140,813	172,913
9	69			185,164	140,813	185,164
10	70			198,282	140,813	198,282
11	71			212,330	140,813	212,330
12	72			227,374	140,813	227,374
13	73			243,483	140,813	243,483
14	74			260,864	140,813	260,864
15	75			279,486	140,813	279,486
16 (beginning of contract year)	76			300,791	0	300,791
•
On the contract issue date, the GMAB value is equal to the initial purchase payment of  $100,000.

•
Beginning on the second contract anniversary, the owner resets the GMAB to the contract value. The owner requests this reset each contract year through year five.

•
At the end of the tenth contract year from the last reset, the contract value is greater than the GMAB value. The contract value remains as is, and the GMAB value is set to zero. The GMAB now terminates.

Example 3 ~ Impact of a Withdrawal

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
annuitant = same as owner

•
initial purchase payment = $100,000

•
death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMAB Value	Death Benefit
1	61	$100,000	$0	$107,085	$100,000	$107,085
2	62		0	114,672	100,000	114,672
3	63		0	122,796	100,000	122,796
4	64		0	131,496	100,000	131,496
5	65		0	140,813	100,000	140,813
6	66		0	150,789	100,000	150,789
7	67		0	161,473	100,000	161,473
8	68		15,000	157,913	91,325	157,913
9	69		0	169,101	91,325	169,101
10	70		0	181,082	91,325	181,082
11	71		0	194,788	0	194,788
•
On the contract issue date, the GMAB value is equal to the initial purchase payment of  $100,000.

•
The owner does not elect to reset the benefit.

•
A withdrawal of  $15,000 is taken in contract year eight.

•
As a result of the withdrawal, the GMAB value is reduced in direct proportion to the contract value reduction for the withdrawal.

◦
The contract value prior to withdrawal = $172,913.

◦
The GMAB value after the withdrawal = GMAB value prior to the withdrawal – ((withdrawal / contract value prior to the withdrawal) x (GMAB value prior to the withdrawal)).

GMAB value = $100,000 – (($15,000 / $172,913) x ($100,000)) = $100,000 – $8,675 = $91,325.
•
The contract value is reduced for the amount of the withdrawal. The return of premium portion of the death benefit is reduced proportionately for the withdrawal.

•
At the end of the tenth contract year, the contract value is greater than the GMAB value. The contract value remains as is, and the GMAB value is set to zero. The GMAB now terminates.

Example 4 ~ Additional Purchase Payments

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
annuitant = same as owner

•
initial purchase payment = $100,000

•
death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMAB Value	Death Benefit
1	61	$100,000	$0	$107,085	$100,000	$107,085
2	62	25,000		141,443	125,000	141,443
3	63	25,000		178,235	125,000	178,235
4	64	25,000		217,635	125,000	217,635
5	65	0		233,054	125,000	233,054
6	66	0		249,566	125,000	249,566
7	67	0		267,381	125,000	267,381
8	68	0		286,468	125,000	286,468
9	69	0		306,917	125,000	306,917
10	70	0		328,826	125,000	328,826
11	71	0		353,892	0	353,892
•
On the contract issue date, the GMAB value is equal to the initial purchase payment of  $100,000.

•
The owner does not elect to reset the benefit.

•
Additional purchase payments are made in the beginning of contract years two, three and four.

•
The GMAB value is increased for the purchase payment made in the second contract year.

•
The GMAB value is not increased for the purchase payments made in contract years three and four.

•
At the end of the tenth contract year, the contract value attributed to the purchase payments in contract years one and two is $234,876 = $328,826 x ($125,000 / $175,000). The applicable contract value attributed to purchase payments made during contract years one and two adjusted for withdrawals and investment performance ($234,876) is compared to the GMAB value to determine the GMAB credit. Since this is greater than the GMAB value of  $125,000, the contract value remains as is, and the GMAB value is set to zero. If the GMAB value exceeds the applicable contract value attributed to purchase payments made during contract years one and two adjusted for withdrawals and investment performance ($234,876), we will increase the contract value to equal the GMAB value. The GMAB now terminates.

Appendix E
MassMutual Guaranteed Income Plus 5SM Examples – 2008 Version
Example 1 ~ Setting of Initial Values

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
annuitant = same as owner

•
initial purchase payment = $100,000

•
no withdrawals are taken

Contract Year (beginning of year)	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit
1	$100,000	$0	$100,000	$105,000	$0
•
On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.

Example 2 ~ No Withdrawals

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
annuitant = same as owner

•
initial purchase payment = $100,000

•
death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	61	$100,000	$0	$104,916	$105,000	$0	$104,916
2	62			110,074	110,250	0	110,074
3	63			115,485	115,763	0	115,485
4	64			121,161	121,551	0	121,161
5	65			127,115	127,628	0	127,115
6	66			133,361	134,010	0	133,361
7	67			139,913	140,710	0	139,913
8	68			146,786	147,746	0	146,786
9	69			153,996	155,133	0	153,996
10	70			161,559	162,889	831	161,559
•
On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.

•
On the first day of each contract year, the GMIB value is increased by 5%.

•
At the end of the tenth contract year, the GMIB can be exercised and begin an income stream. The Monthly Income Benefit value of  $831 is the monthly income amount that would be received by annuitizing the GMIB value of  $162,889 for a male age 70 for a life income annuity option.

Example 3 ~ Withdrawals Reducing the GMIB Value Dollar for Dollar

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
annuitant = same as owner

•
initial purchase payment = $100,000

•
death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	61	$100,000	$0	$104,916	$105,000	$0	$104,916
2	62		5,250	104,833	105,000	0	104,833
3	63		5,250	104,744	105,000	0	104,744
4	64		5,250	104,651	105,000	0	104,651
5	65		5,250	104,552	105,000	0	104,552
6	66		5,250	104,448	105,000	0	104,448
7	67		5,250	104,337	105,000	0	104,337
8	68		5,250	104,221	105,000	0	104,221
9	69		5,250	104,098	105,000	0	104,098
10	70		5,250	103,968	105,000	535	103,968
•
On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.

•
On the first day of each contract year, the GMIB value is increased by 5%.

•
Beginning in the second contract year, withdrawals of the GMIB interest are taken; the GMIB value is reduced dollar for dollar since the withdrawals are equal to the GMIB interest.

•
The contract value is reduced by the amount of the withdrawals. The return of premium aspect of the death benefit is reduced proportionately for the withdrawals.

•
At the end of the tenth contract year, the GMIB can be exercised and begin an income stream. The Monthly Income Benefit value of  $535 is the monthly income amount that would be received by annuitizing the GMIB value of  $105,000 for a male age 70 for a life income annuity option.

Example 4 ~ Annual Reset

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
annuitant = same as owner

•
initial purchase payment = $100,000

•
death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
At Issue	60	$100,000	$0	$100,000	$105,000	$0	$100,000
1	61			106,867	106,867		106,867
2	62			114,206	114,206		114,206
3	63			122,050	122,050		122,050
4	64			130,431	130,431		130,431
5	65			139,388	139,388		139,388
6	66			148,961	148,961		148,961
7	67			159,191	159,191		159,191
8	68			170,123	170,123		170,123
9	69			181,806	181,806		181,806
10	70			194,291	194,291		194,291
•
On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.

•
On the first day of each contract year, the GMIB value is increased by 5%.

•
Each contract anniversary, prior to the annuitant attaining age 81, if your contract value is greater than your GMIB value, we will reset your GMIB value to equal your contract value (unless you instruct otherwise by written request). The GMIB value will then be increased by 5%.

•
At the end of the tenth contract year from the last reset, the GMIB can be exercised and begin an income stream.

Example 5 ~ Additional Purchase Payments

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
annuitant = same as owner

•
initial purchase payment = $100,000

•
death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	61	$100,000	$0	$104,916	$105,000	$0	$104,916
2	62	25,000		136,303	136,500		136,303
3	63	25,000		169,407	169,407		169,407
4	64	25,000		204,139	204,139		204,139
5	65	0		214,175	214,346		214,175
6	66	0		224,704	225,063		224,704
7	67	0		235,749	236,316		235,749
8	68	0		247,336	248,132		247,336
9	69	0		259,620	260,538		259,620
10	70	0		272,514	273,565		272,514
•
On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.

•
On the first day of each contract year, the GMIB value is increased by 5%.

•
A purchase payment of  $25,000 is made at the beginning of contract years two, three and four.

•
The GMIB value in contract year two is increased by the amount of the purchase payment.

•
The purchase payments in contract years three and four are not included in the GMIB value, although the GMIB value increases due to the automatic reset.

•
At the end of the tenth contract year from the last reset, the GMIB can be exercised and begin an income stream.

Example 6 ~ 60% GMIB Value at Age 90

The values shown are based on the following assumptions:
•
owner age at issue = 75

•
annuitant = same as owner

•
initial purchase payment = $125,000

•
rider effective date = contract issue date

•
death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	76	$125,000	$6,250	$117,590	$125,000	$0	$118,702
2	77		6,250	110,199	125,000	0	112,342
3	78		6,250	102,827	125,000	0	105,917
4	79		6,250	95,473	125,000	0	99,422
5	80		6,250	88,098	125,000	0	92,853
6	81		6,250	80,742	125,000	0	86,200
7	82		6,250	73,405	125,000	0	79,457
8	83		6,250	66,086	125,000	0	72,615
9	84		6,250	58,786	125,000	0	65,663
10	85		6,250	51,504	125,000	1,142	58,587
11	86		6,250	44,241	125,000	1,199	51,369
12	87		6,250	36,997	125,000	1,259	43,987
13	88		6,250	29,770	125,000	1,324	36,406
14	89		6,250	22,563	125,000	1,393	28,575
15	90		6,250	75,000	125,000	0	75,000
•
On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.

•
On the first day of each contract year, the GMIB value is increased by 5%.

•
Withdrawals of the allowable GMIB amount are taken each contract year.

•
At the end of the fifteenth contract year, the owner elects not to annuitize the GMIB value. Because the contract value is below 60% of the GMIB value in this example, the contract value is increased to 60% of the GMIB value at age 90. The GMIB terminates.

Example 7 ~ Impact of Contingent Deferred Sales Charge (CDSC) When 5% Withdrawn is Greater than Free Withdrawal Allowance

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
annuitant = same as owner

•
initial purchase payment = $100,000

•
rider effective date = contract issue date

•
death benefit = Basic Death Benefit

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Death Benefit
1	61	$100,000	$5,000	$82,352	$100,000	$94,288
2	62		5,000	66,820	100,000	87,740
3	63		5,000	53,150	100,000	80,219
4	64		5,000	41,119	100,000	71,555
5	65		5,000	30,484	100,000	61,442
•
On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.

•
Each contract year the GMIB value is increased by 5%.

•
Withdrawals of the allowable GMIB amount are taken each contract year.

•
In the fifth contract year, the free withdrawal amount is $4,112. The amount withdrawn of  $5,000 is greater than the 10% free withdrawal amount. The contract value is reduced by the applicable CDSC. The CDSC is assessed on the value withdrawn in excess of the free withdrawal amount. The GMIB value remains at $100,000; it is not reduced by the CDSC, as the amount withdrawn is not greater than the allowed GMIB amount.

•
The return of premium aspect of the death benefit is reduced proportionately for the withdrawals.

Example 8 ~ Applying GMIB Value to an Annuity Option with Additional Purchase Payments Made After Last GMIB Value Reset

The values shown are based on the following assumptions:
•
owner age at issue = 60

•
annuitant = same as owner

•
initial purchase payment = $100,000

•
death benefit = Basic Death Benefit

•
owner requests in writing that automatic resets discontinue after the reset at the end of contract year 3

•
GMIB is exercised at the end of contract year 13

Contract Year (end of year)	Age	Purchase Payment	Withdrawal	Contract Value	GMIB Value	Monthly Income Benefit	Death Benefit
1	61	$100,000	$0	$104,916	$105,000	$0	$104,916
2	62	25,000		136,303	136,500		136,303
3	63	25,000		169,407	169,407		169,407
4	64	25,000		202,183	177,877		176,183
5	65	0		210,271	186,771		183,231
6	66	0		218,681	196,110		190,560
7	67	0		227,429	205,915		198,182
8	68	0		236,526	216,211		206,110
9	69	0		245,987	227,022		214,354
10	70	0		255,826	238,373		222,928
11	71	0		266,059	250,291		231,845
12	72	0		276,702	262,806		241,119
13	73	0		287,770	275,946		250,764
•
On the contract issue date, the GMIB value is equal to the initial purchase payment increased by 5%.

•
On the first day of each contract year, the GMIB value is increased by 5%.

•
A purchase payment of  $25,000 is made at the beginning of contract years two, three and four.

•
The GMIB value in contract year two is increased by the amount of the purchase payment plus credited GMIB interest.

•
The purchase payment in contract year three is not included in the GMIB value because it is made after the second contract year, although the GMIB value increases due to the automatic reset.

•
At the end of the tenth contract year from the last reset, the GMIB can be exercised and begin an income stream. So, the GMIB can be first exercised at the end of contract year 13.

•
The purchase payment in contract year four is not included in the GMIB value because it is made after the most recent GMIB value reset, although the GMIB value continues to increase at 5%.

•
The GMIB is exercised at the end of contract year 13. The GMIB value as of the last reset at the end of contract year three is $169,407. An additional purchase payment of  $25,000 was made in contract year four after the most recent reset that occurred at the end of contract year three. The GMIB as of the last reset plus additional purchase payments made after the most recent reset is $194,407 ($169,407 + $25,000). The contract value is $287,770. The percentage used to determine the amount of contract value applied to the GMIB is 87.14% ($169,407 / $194,407). The amount of contract value applied to the exercise of GMIB is $240,459 ($275,946 x 87.14%). The cash value remaining in the contract after the exercise of the GMIB is $35,487 ($275,946 - $240,459).

Appendix F – Funds
2008 Version: Contracts Applied for on or after 9/8/2008, Subject to State Availability
The contract offers the following funds. We may add, remove, close or substitute funds.
Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Asset Allocation
	MML Aggressive Allocation Fund (Service)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML American Funds Core Allocation Fund (Service Class I)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Balanced Allocation Fund (Service)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Conservative Allocation Fund (Service)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Growth Allocation Fund (Service)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Moderate Allocation Fund (Service)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
Money Market
	MML U.S. Government Money Market Fund (Initial Class)(2)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
Fixed Income
	Invesco Oppenheimer V.I. Global Strategic Income Fund (Series II)	Adviser:Invesco Advisers, Inc. Sub-Adviser:N/A
	MML High Yield Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Inflation-Protected and Income Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Managed Bond Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Short-Duration Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Total Return Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC
Balanced
	Invesco Oppenheimer V.I. Conservative Balanced Fund (Series II)(3)	Adviser:Invesco Advisers, Inc. Sub-Adviser:N/A
	MML Blend Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
Large Cap Value
	MML Equity Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Advisers:T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC
	MML Equity Income Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Fundamental Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Boston Partners Global Investors, Inc.

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Large Cap Value (continued)
	MML Income & Growth Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC
Large Cap Blend
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.
	Invesco Oppenheimer V.I. Main Street Fund® (Series II)	Adviser:Invesco Advisers, Inc. Sub-Adviser:N/A
	Invesco V.I. Diversified Dividend Fund (Series II)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML Equity Index Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Northern Trust Investments, Inc.
	MML Focused Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
	MML Fundamental Equity Fund (Service Class I)*	Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.
	MML Growth & Income Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
Large Cap Growth
	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	Adviser:Invesco Advisers, Inc. Sub-Adviser:N/A
	MML American Funds® Growth Fund (Service Class I)(4)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Blue Chip Growth Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Large Cap Growth Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.
Small/Mid Cap Value
	MML Mid Cap Value Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.
	MML Small Company Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Small/Mid Cap Value Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.
Small/Mid Cap Blend
	MML Small Cap Equity Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser:Invesco Advisers, Inc.
Small/Mid Cap Growth
	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series II)	Adviser:Invesco Advisers, Inc. Sub-Adviser:N/A
	MML Mid Cap Growth Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Wellington Management Company LLP
	MML Small Cap Growth Equity Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
International/Global
	Invesco Oppenheimer V.I. Global Fund (Series II)	Adviser:Invesco Advisers, Inc. Sub-Adviser:N/A
	Invesco Oppenheimer V.I. International Growth Fund (Series II)	Adviser:Invesco Advisers, Inc. Sub-Adviser:N/A
	MML American Funds® International Fund (Service Class I)(4)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Foreign Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser:Thompson, Siegel & Walmsley LLC
	MML Global Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
	MML International Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Harris Associates L.P.
	MML Strategic Emerging Markets Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser:Invesco Advisers, Inc.
Specialty
	Invesco V.I. Health Care Fund (Series II)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	Invesco V.I. Technology Fund (Series II)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	Ivy VIP Asset Strategy (Class II)	Adviser: Ivy Investment Management Company Sub-Adviser: N/A
	MML Managed Volatility Fund (Service)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC
	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A
	VY® Clarion Global Real Estate Portfolio (Class S)	Adviser: Voya Investments, LLC Sub-Adviser: CBRE Clarion Securities LLC
*
Individual Fund Footnote(s):
MML Fundamental Equity Fund formerly known as MML Fundamental Growth Fund.

(1)
These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

(2)
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The yield of this fund may become very low during periods of low interest rates. After deduction of separate account charges, the yield in the sub-account that invests in this fund could be negative.

(3)
Unavailable in contracts issued on or after May 1, 2009. For contracts issued prior to May 1, 2009, you may not allocate any new money to this fund via purchase payments or transfers.

(4)
The fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master-feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the fund prospectuses for more information about this “feeder” fund.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable. You should read the information contained in the fund prospectuses carefully before investing.

Appendix G – Funds
Pre-2008 Version: Contracts Applied for Prior to 9/8/2008 or in States Where the 2008 Version Was Unavailable
The contract offers the following funds. We may add, remove, close or substitute funds.
Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Asset Allocation
	MML Aggressive Allocation Fund (Initial Class)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML American Funds Core Allocation Fund (Service Class I)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Balanced Allocation Fund (Initial Class)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Conservative Allocation Fund (Initial Class)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Growth Allocation Fund (Initial Class)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Moderate Allocation Fund (Initial Class)(1)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
Money Market
	Invesco Oppenheimer V.I. Government Money Fund (Series I)(2)(3)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML U.S. Government Money Market Fund (Initial Class)(2)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
Fixed Income
	Invesco Oppenheimer V.I. Global Strategic Income Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML High Yield Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Inflation-Protected and Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Managed Bond Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Short-Duration Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Total Return Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC
Balanced
	Invesco Oppenheimer V.I. Conservative Balanced Fund (Series I)(4)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML Blend Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
Large Cap Value
	MML Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Large Cap Value (continued)
	MML Equity Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Fundamental Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Boston Partners Global Investors, Inc.
	MML Income & Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC
Large Cap Blend
	Fidelity® VIP Contrafund® Portfolio (Initial Class)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.
	Invesco Oppenheimer V.I. Main Street Fund® (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	Invesco V.I. Diversified Dividend Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML Equity Index Fund (Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Northern Trust Investments, Inc.
	MML Focused Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
	MML Fundamental Equity Fund (Service Class I)*	Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.
	MML Growth & Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
Large Cap Growth
	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series I)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
	MML American Funds® Growth Fund (Service Class I)(5)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Blue Chip Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Large Cap Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.
Small/Mid Cap Value
	MML Mid Cap Value Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.
	MML Small Company Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Small/Mid Cap Value Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.
Small/Mid Cap Blend
	MML Small Cap Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.
Small/Mid Cap Growth
	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Small/Mid Cap Growth (continued)
	MML Mid Cap Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Wellington Management Company LLP
	MML Small Cap Growth Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
International/Global
	Invesco Oppenheimer V.I. Global Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser:N/A
	Invesco Oppenheimer V.I. International Growth Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser:N/A
	MML American Funds® International Fund (Service Class I)(5)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Foreign Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel & Walmsley LLC
	MML Global Fund (Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
	MML International Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Harris Associates L.P.
	MML Strategic Emerging Markets Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.
Specialty
	Invesco V.I. Health Care Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	Invesco V.I. Technology Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	Ivy VIP Asset Strategy (Class II)	Adviser: Ivy Investment Management Company Sub-Adviser: N/A
	MML Managed Volatility Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC
	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A
	VY® Clarion Global Real Estate Portfolio (Class S)	Adviser: Voya Investments, LLC Sub-Adviser: CBRE Clarion Securities LLC
*
Individual Fund Footnote(s):
MML Fundamental Equity Fund formerly known as MML Fundamental Growth Fund.

(1)
These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

(2)
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The yield of this fund may become very low during periods of low interest rates. After deduction of separate account charges, the yield in the sub-account that invests in this fund could be negative.

(3)
Unavailable in contracts issued on or after January 19, 2008.

(4)
Unavailable in contracts issued on or after May 1, 2009. For contracts issued prior to May 1, 2009, you may not allocate any new money to this fund via purchase payments or transfers.

(5)
The fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master-feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the fund prospectuses for more information about this “feeder” fund.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable. You should read the information contained in the fund prospectuses carefully before investing.

Appendix H
Custom Allocation Choice Select
If you participate in Custom Allocation Choice Select, you must allocate your purchase payments within the minimum and maximum range listed for the sub-accounts below.
Range	Sub-Accounts
40% to 60%	MML Managed Bond
20% to 25% (total)	MML Equity MML Equity Income MML Managed Volatility
20% to 25% (total)	MML American Funds® Growth(1) MML Equity Index
0% to 10% (total)	MML Mid Cap Growth MML Mid Cap Value
0% to 10% (total)	MML American Funds® International(2) Invesco Oppenheimer V.I. Global MML Global
(1)
MML American Funds® Growth sub-account formerly known as MML Growth sub-account.

(2)
MML American Funds® International sub-account formerly known as MML International sub-account.

You may only elect Custom Allocation Choice Select if you are participating in the Guaranteed Minimum Accumulation Benefit (see “Transfers and Transfer Programs – Transfers During the Income Phase – Asset Allocation Programs”).

Appendix I
Custom Allocation Choice
For contracts applied for on or after May 1, 2009 and issued prior to May 1, 2010. If you participate in Custom Allocation Choice you must allocate your purchase payments within the minimum and maximum range listed for the sub-accounts below. No allocation greater than 25% is allowed in any one sub-account.
Range	Sub-Accounts
35% to 65% with GMAB(1) (total) 0% to 65% without GMAB(1) (total)	Invesco Oppenheimer V.I. Global Strategic Income MML Inflation-Protected & Income MML Managed Bond MML U.S. Government Money Market
15% to 25% (total)	MML Blend MML Equity MML Equity Income MML Income & Growth MML Managed Volatility
15% to 25% (total)
Fidelity® VIP Contrafund®
Invesco Oppenheimer V.I. Capital Appreciation
Invesco Oppenheimer V.I. Main Street
MML American Funds® Growth(2)
MML Blue Chip Growth
MML Equity Index
MML Growth & Income
MML Large Cap Growth

0% to 10% (total)	MML Mid Cap Value MML Small/Mid Cap Value MML Small Company Value
0% to 10% (total)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth MML Mid Cap Growth MML Small Cap Equity MML Small Cap Growth Equity
5% to 20% (total)	MML American Funds® International(3) Invesco Oppenheimer V.I. Global Invesco Oppenheimer V.I. International Growth MML Foreign MML Global
0% to 5% (total)	Invesco V.I. Health Care Invesco V.I. Technology MML Strategic Emerging Markets PIMCO CommodityRealReturn® Strategy
0% to 5% (total)	Invesco V.I. Diversified Dividend VY® Clarion Global Real Estate
(1)
Guaranteed Minimum Accumulation Benefit

(2)
MML American Funds® Growth sub-account formerly known as MML Growth sub-account.

(3)
MML American Funds® International sub-account formerly known as MML International sub-account.

If you applied for your contract before May 1, 2009, contact our Service Center or your registered representative for details about ranges, asset classes and investment choices.
Custom Allocation Choice is unavailable to contracts issued on or after May 1, 2010 (see “Transfers and Transfer Programs – Transfers During the Income Phase – Asset Allocation Programs”).

[THIS PAGE INTENTIONALLY LEFT BLANK]

PART B
INFORMATION REQUIRED IN A
STATEMENT OF ADDITIONAL INFORMATION
MASSMUTUAL EVOLUTIONSM
MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)
MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4
(Registrant)
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2020
This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2020 for the individual deferred variable annuity contract which is referred to herein.
For a copy of the prospectus call (800) 272-2216 or write: MassMutual, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067.
1

ASSIGNMENT OF CONTRACT
In certain states, the contract cannot be assigned without MassMutual’s approval. MassMutual will refuse or accept any request to assign the contract on a non-discriminatory basis. Please refer to your contract.
MassMutual will not be charged with notice of any assignment of a contract or of the interest of any beneficiary or of any other person unless the assignment is in writing and MassMutual receives the original or a true copy thereof in good order at our Service Center. MassMutual assumes no responsibility for the validity of any assignment.
For qualified contracts, the following exceptions and provisions should be noted:
(1)
No person entitled to receive annuity payments under a contract or part or all of the contract’s value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the owner given during the annuitant’s lifetime and received in good order by MassMutual at our Service Center. To the extent permitted by law, no contract nor any proceeds or interest payable thereunder will be subject to the annuitant’s or any other person’s debts, contracts or engagements, nor to any levy or attachment for payment thereof;

(2)
If an assignment of a contract is in effect on the maturity date, MassMutual reserves the right to pay to the assignee in one sum the amount of the contract’s maturity value to which the assignee is entitled, and to pay any balance of such value in one sum to the owner, regardless of any payment options which the owner may have elected. Moreover, if an assignment of a contract is in effect at the death of the annuitant prior to the maturity date, MassMutual will pay to the assignee in one sum the death benefit amount which corresponds to the death benefit choice in effect at the time of the annuitant’s death. Any balance of such value will be paid to the beneficiary in one sum or applied under one or more of the payment options elected;

(3)
Contracts used in connection with a tax-qualified retirement plan must be endorsed to provide that they may not be sold, assigned or pledged for any purpose unless they are owned by the trustee of a trust described in Section 401(a); and

(4)
Contracts issued under a plan for an Individual Retirement Annuity pursuant to Section 408 of the Internal Revenue Code of 1986, as amended (IRC), or for a Roth Individual Retirement Annuity pursuant to IRC Section 408A, must be endorsed to provide that they are non-transferable. Such contracts may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the annuitant to any person or party other than MassMutual, except to a former spouse of the annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

Assignments may be subject to federal income tax.
2

DISTRIBUTION
The contracts are no longer for sale to the public. Pursuant to separate underwriting agreements with the Company, on its own behalf and on behalf of the separate account, MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual, serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who entered into distribution agreements with MSD.
MMLIS and MSD are located at 1295 State Street, Springfield, MA 01111-0001. MMLIS and MSD are registered with the SEC as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).
During the last three years, MMLIS and MSD were paid the compensation amounts shown below for their actions as principal underwriters for the contracts described in the prospectus.
Year	MMLIS	MSD
2019	$1,168,035	$137,670
2018	$1,122,920	$139,638
2017	$1,053,880	$147,230
Commissions for sales of the contracts by MMLIS registered representatives are paid by MassMutual on behalf of MMLIS to its registered representatives. Commissions for sales of the contracts by registered representatives of other broker-dealers are paid by MassMutual on behalf of MSD to those broker-dealers.
During the last three years, commissions, as described in the prospectus, were paid by MassMutual through MMLIS and MSD as shown below.
Year	MMLIS	MSD
2019	$11,220,721	$2,366,016
2018	$12,232,474	$2,484,163
2017	$12,300,793	$2,384,948
We no longer offer the contract for sale to the public. However, contract owners may continue to make purchase payments to existing contracts, subject to the limitations described in the prospectus.
This offering is on a continuous basis.
ACCUMULATION UNITS AND UNIT VALUE
During the accumulation phase, accumulation units shall be used to account for all amounts allocated to or withdrawn from the sub-accounts as a result of purchase payments, withdrawals, transfers, or fees and charges. MassMutual will determine the number of accumulation units of a sub-account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the sub-account by the dollar value of one accumulation unit of the sub-account as of the end of the business day during which the transaction is received in good order at our Service Center.
The accumulation unit value for each sub-account was set on the date such sub-account became operative. Subsequent accumulation unit values for each sub-account are determined for each day in which the New York Stock Exchange is open for business (business day) by multiplying the accumulation unit value for the immediately preceding business day by the net investment factor for the sub-account for the current business day.
The net investment factor for each sub-account is determined by dividing A by B and subtracting C where:
A is (i) the net asset value per share of the funding vehicle or portfolio of a funding vehicle held by the sub-account for the current business day; plus (ii) any dividend per share declared on behalf of such funding vehicle or portfolio of a funding vehicle that has an ex-dividend date within the current business day; less (iii) the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account.
B is the net asset value per share of the funding vehicle or portfolio held by the sub-account for the immediately preceding business day, minus the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account as of the immediately preceding business day.
C is the cumulative charge since the immediately preceding business day for the insurance charges.
The accumulation unit value may increase or decrease from business day to business day.
3

TRANSFERS DURING THE INCOME PHASE
Transfers of annuity reserves between sub-accounts will be made by converting the number of annuity units attributable to the annuity reserves being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.
The amount transferred to the general account from a sub-account will be based on the annuity reserves for the participant in that sub-account. Transfers to the general account will be made by converting the annuity units being transferred to purchase fixed annuity payments under the annuity option in effect and based on the age of the annuitant at the time of the transfer.
See the “Transfers and Transfer Programs” section in the prospectus for more information about transfers during the income phase.
PAYMENT OF DEATH BENEFIT
MassMutual will require due proof of death before any death benefit is paid. Due proof of death will be:
(1)
a certified death certificate;

(2)
a certified decree of a court of competent jurisdiction as to the finding of death; or

(3)
any other proof satisfactory to MassMutual.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.
The beneficiary designation in effect on the date we issue the contract will remain in effect until changed. Unless the owner provides otherwise, the death benefit will be paid in equal shares to the beneficiary(ies) as follows:
(1)
to the primary beneficiary(ies) who survive the owner’s and/or the annuitant’s death, as applicable; or

(2)
if there is no primary beneficiary who survives the contract owner’s death and/or any annuitant’s death, as applicable, to the contingent beneficiary(ies) who survive the owner’s and/or the annuitant’s death, as applicable; or

(3)
if there is no primary or contingent beneficiary who survives the contract owner’s death and/or any annuitant’s death, as applicable, to the contract owner or the contract owner’s estate.

You may name an irrevocable beneficiary(ies). In that case, a change of beneficiary requires the consent of any irrevocable beneficiary. If an irrevocable beneficiary is named, the owner retains all other contractual rights.
See the “Death Benefit” section in the prospectus for more information on death benefits.
ANNUITY PAYMENTS
A variable annuity payment is an annuity with payments which:
(1)
are not predetermined as to dollar amount; and

(2)
will vary in amount with the net investment results of the applicable sub-accounts.

Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized and may vary by gender of the annuitant and any joint annuitant. The annuity table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:
(1)
The dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each annuity payment. The number of annuity units will remain the same for the life of the contract unless you transfer among investment choices during the income phase or if you elected an annuity option with reduced payments to the survivor and the reduced payments to a survivor commence.

(2)
For each sub-account, the fixed number of annuity units is multiplied by the annuity unit value on each subsequent annuity payment date.

(3)
The total dollar amount of each variable annuity payment is the sum of all sub-account variable annuity payments.

4

The number of annuity units is determined as follows:
(1)
The number of annuity units credited in each sub-account will be determined by dividing the product of the portion of the contract value to be applied to the sub-account and the annuity purchase rate by the value of one annuity unit in that sub-account on the annuity date. The purchase rates are set forth in the variable annuity rate tables in the contract.

(2)
For each sub-account, the amount of each annuity payment equals the product of the annuitant’s number of annuity units and the annuity unit value on the payment date. The amount of each payment may vary.

The value of any annuity unit for each sub-account was set on the date such sub-account became operative. The sub-account annuity unit value at the end of any subsequent valuation period is determined as follows:
(1)
The net investment factor for the current business day is multiplied by the value of the annuity unit for the sub-account for the immediately preceding business day.

(2)
The result in (1) is then divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding business day. The assumed investment rate is based on an effective annual rate of 4%.

The value of an annuity unit may increase or decrease from business day to business day. See “The Income Phase” section in the prospectus for more information.
EXPERTS
The financial statements of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2019 and for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the statutory financial statements of Massachusetts Mutual Life Insurance Company (the Company) as of December 31, 2019 and 2018, and for each of the years in the three-year period ended December 31, 2019, each have been included in this Statement of Additional Information herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, each of which are also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report, dated February 24, 2020, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the financial statements of the Company are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.
5

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 4:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Massachusetts Mutual Variable Annuity Separate Account 4 (comprised of the sub-accounts listed in Appendix A to the opinion) (collectively, “the Separate Account”) as of December 31, 2019, the related statements of operations and changes in net assets for each of the years or periods (as described in Appendix A) in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2019, the results of its operations and the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

April 3, 2020

LA2054	F-1

Appendix A

Massachusetts Mutual Variable Annuity Separate Account 4 is comprised of the following sub-accounts and the activities of each sub-account have been included within the accompanying statements of assets and liabilities as of December 31, 2019 and the related statements of operations and changes in net assets for each of the years or periods (as described below) in the two-year period then ended.

Sub-Accounts

BlackRock 60/40 Target Allocation ETF V.I. Sub- Account (Class III) **

Fidelity® VIP Contrafund® Sub-Account (Initial Class)

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)

Invesco Oppenheimer V.I. Capital Appreciation Sub-Account (Series II) *

Invesco Oppenheimer V.I. Capital Appreciation Sub-Account (Series I) *

Invesco Oppenheimer V.I. Conservative Balanced Sub-Account (Series II) *

Invesco Oppenheimer V.I. Conservative Balanced Sub-Account (Series I) *

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub- Account (Series II) *

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub- Account (Series I) *

Invesco Oppenheimer V.I. Global Sub-Account (Series II) *

Invesco Oppenheimer V.I. Global Sub-Account (Series I) *

Invesco Oppenheimer V.I. Global Strategic Income Sub- Account (Series II) *

Invesco Oppenheimer V.I. Global Strategic Income Sub- Account (Series I) *

Invesco Oppenheimer V.I. Government Money Sub-Account *

Invesco Oppenheimer V.I. International Growth Sub-Account (Series II) *

Invesco Oppenheimer V.I. International Growth Sub-Account (Series I) *

Invesco Oppenheimer V.I. Main Street Sub-Account (Series II) *

Invesco Oppenheimer V.I. Main Street Sub-Account (Series I) *

Invesco Oppenheimer V.I. Total Return Bond Sub-Account *

Sub-Accounts

Invesco V.I. Diversified Dividend Sub-Account  (Series I)

Invesco V.I. Diversified Dividend Sub-Account (Series II)

Invesco V.I. Health Care Sub-Account (Series I) **

Invesco V.I. Health Care Sub-Account (Series II) **

Invesco V.I. Technology Sub-Account (Series I)

Invesco V.I. Technology Sub-Account (Series II)

Ivy VIP Asset Strategy Sub-Account

MML Aggressive Allocation Sub-Account (Initial Class)

MML Aggressive Allocation Sub-Account (Service Class)

MML Asset Momentum Sub-Account (Service Class I)

MML Balanced Allocation Sub-Account (Initial Class)

MML Balanced Allocation Sub-Account (Service Class)

MML Blend Sub-Account (Initial Class)

MML Blend Sub-Account (Service Class)

MML Blue Chip Growth Sub-Account (Initial Class)

MML Blue Chip Growth Sub-Account (Service Class)

MML Conservative Allocation Sub-Account (Initial Class)

MML Conservative Allocation Sub-Account (Service Class)

MML Core Allocation Sub-Account

MML Dynamic Bond Sub-Account (Service Class I)

MML Equity Sub-Account (Initial Class)

MML Equity Sub-Account (Service Class)

MML Equity Income Sub-Account (Initial Class)

MML Equity Income Sub-Account (Service Class)

MML Equity Index Sub-Account (Class I)

MML Equity Index Sub-Account (Service Class I)

MML Equity Rotation Sub-Account (Service Class I)

MML Focused Equity Sub-Account

MML Foreign Sub-Account (Initial Class)

MML Foreign Sub-Account (Service Class)

MML Fundamental Growth Sub-Account

MML Fundamental Value Sub-Account

MML Global Sub-Account (Class I)

MML Global Sub-Account (Service Class I)

MML Global Sub-Account (Class II)

MML Growth Sub-Account

MML Growth & Income Sub-Account (Initial Class)

MML Growth & Income Sub-Account (Service Class)

LA2054	F-2

Sub-Accounts

MML Growth Allocation Sub-Account (Initial Class)

MML Growth Allocation Sub-Account (Service Class)

MML High Yield Sub-Account

MML Income & Growth Sub-Account (Initial Class)

MML Income & Growth Sub-Account (Service Class)

MML Inflation-Protected and Income Sub-Account (Initial Class)

MML Inflation-Protected and Income Sub-Account (Service Class)

MML International Sub-Account

MML International Equity Sub-Account

MML Large Cap Growth Sub-Account (Initial Class)

MML Large Cap Growth Sub-Account (Service Class)

MML Managed Bond Sub-Account (Initial Class)

MML Managed Bond Sub-Account (Service Class)

MML Managed Volatility Sub-Account (Initial Class)

MML Managed Volatility Sub-Account (Service Class)

MML Mid Cap Growth Sub-Account (Initial Class)

MML Mid Cap Growth Sub-Account (Service Class)

MML Mid Cap Value Sub-Account (Initial Class)

MML Mid Cap Value Sub-Account (Service Class)

Sub-Accounts

MML Moderate Allocation Sub-Account (Initial Class)

MML Moderate Allocation Sub-Account (Service Class)

MML Short-Duration Bond Sub-Account

MML Small Cap Equity Sub-Account (Initial Class)

MML Small Cap Equity Sub-Account (Service Class)

MML Small Cap Growth Equity Sub-Account (Initial Class)

MML Small Cap Growth Equity Sub-Account (Service Class)

MML Small Company Value Sub-Account

MML Small/Mid Cap Value Sub-Account (Initial Class)

MML Small/Mid Cap Value Sub-Account (Service Class)

MML Special Situations Sub-Account (Service Class I)

MML Strategic Emerging Markets Sub-Account

MML Total Return Bond Sub-Account

MML U.S. Government Money Market Sub-Account

Oppenheimer Global Multi-Alternatives Sub-Accoun t***

PIMCO CommodityRealReturn® Strategy Sub- Account

VY® Clarion Global Real Estate Sub-Account

* See Note 2 to the financial statements for the information regarding the merger of this sub-account.

** See Note 2 to the financial statements for the former name of this Sub-Account.

*** Effective April 29, 2019 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on April 29, 2019 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

LA2054	F-3

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

	BlackRock 60/40 Target Allocation ETF V.I.	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Discovery Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
ASSETS
Investments
Number of shares	295,035	6,244,840	5,306,164	219,679	2,699,549	4,458	421,473	231,947
Identified cost	$3,450,272	$192,898,775	$175,052,899	$11,307,178	$139,045,837	$50,837	$5,113,549	$17,282,937
Value	$3,575,830	$232,120,693	$191,552,510	$12,888,593	$161,352,051	$71,725	$6,874,217	$18,022,308
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	3,575,830	232,120,693	191,552,510	12,888,593	161,352,051	71,725	6,874,217	18,022,308

LIABILITIES
Annuitant mortality fluctuation reserve	-	8,967	-	-	3,908	-	1,093	-
Payable to Massachusetts Mutual Life Insurance Company	-	329	1	10	149	14	82	17
Total liabilities	-	9,296	1	10	4,057	14	1,175	17

NET ASSETS	$3,575,830	$232,111,397	$191,552,509	$12,888,583	$161,347,994	$71,711	$6,873,042	$18,022,291

Net Assets:
Accumulation units - value	$3,575,830	$224,932,557	$191,552,509	$12,888,583	$157,626,267	$71,711	$6,822,375	$18,022,291
Contracts in payout (annuitization) period	-	7,178,840	-	-	3,721,727	-	50,667	-

Net assets	$3,575,830	$232,111,397	$191,552,509	$12,888,583	$161,347,994	$71,711	$6,873,042	$18,022,291

Outstanding units
Contract owners	274,313	6,319,467	8,336,046	481,175	5,846,107	5,079	417,214	875,114

UNIT VALUE
Panorama Premier	$-	$49.17	$-	$-	$26.50	$-	$16.02	$-
Panorama Passage®
Tier 1	-	36.81	-	-	26.49	-	15.74	-
Tier 2	-	35.84	-	-	25.79	-	15.33	-
Tier 3	-	38.72	-	-	27.86	-	16.53	-
Tier 4	-	37.08	-	-	26.68	-	15.83	-
MassMutual Artistry	-	33.31	-	-	19.47	-	16.20	-
MassMutual Transitions®
Custom Plan	-	42.16	-	-	29.72	-	17.70	-
Package Plan I	-	42.16	-	-	29.72	-	17.70	-
Package Plan II	-	39.64	-	-	27.94	-	16.65	-
Package Plan III	-	37.93	-	-	26.74	-	15.93	-

See Notes to Financial Statements.

F-4

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	BlackRock 60/40 Target Allocation ETF V.I.	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Discovery Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	32.95	-	-	25.12	-	13.85	-
Tier 2	-	30.93	-	-	23.57	-	13.00	-
Tier 3	-	29.73	-	-	22.66	-	12.50	-
Tier 4	-	30.88	-	-	23.54	-	12.98	-
Tier 5	-	28.99	-	-	22.09	-	12.18	-
Tier 6	-	27.86	-	-	21.24	-	11.71	-
Tier 7	-	30.52	-	-	23.26	-	12.83	-
Tier 8	-	28.60	-	-	21.80	-	12.02	-
Tier 9	-	-	29.01	22.11	-	12.19	-	25.62
Tier 10	-	-	31.32	23.87	-	13.16	-	27.66
Tier 11	-	-	27.18	20.72	-	11.42	-	24.01
Tier 12	-	-	29.93	22.81	-	12.58	-	26.44
Tier 13	-	-	26.03	19.83	-	-	-	22.99
Tier 14	-	-	27.77	21.16	-	-	-	24.53
MassMutual RetireEase SelectSM
Tier 1	-	21.76	-	-	20.31	-	10.91	-
Tier 2	-	23.18	-	-	21.63	-	11.62	-
MassMutual Transitions SelectSM
Tier 1	-	37.42	-	-	29.03	-	15.53	-
Tier 2	-	-	36.38	28.22	-	15.09	-	32.40
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	15.13	-	-	-	-	16.20
Tier 2	-	-	14.91	-	-	-	-	15.96
Tier 3	-	-	15.13	-	-	-	-	16.20
MassMutual Capital VantageSM
Tier 1	12.86	-	15.10	-	-	-	-	16.16
Tier 2	13.05	-	15.32	-	-	-	-	16.40
Tier 3	12.62	-	14.82	-	-	-	-	15.86
Tier 4	12.86	-	15.10	-	-	-	-	16.16
Tier 5	12.80	-	15.04	-	-	-	-	16.10
Tier 6	13.05	-	15.32	-	-	-	-	16.40

See Notes to Financial Statements.

F-5

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global Strategic Income	Invesco Oppenheimer V.I. Government Money	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. Main Street
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series I)		(Series II)	(Series I)	(Series II)
ASSETS
Investments
Number of shares	1,270,332	1,665,141	4,137,625	35,179,655	7,064,874	10,533,828	13,375,323	674,083
Identified cost	$95,132,909	$66,450,596	$150,652,737	$179,789,639	$7,064,874	$25,475,288	$29,290,840	$19,437,284
Value	$106,479,235	$69,852,668	$176,055,952	$174,842,888	$7,064,873	$26,966,599	$32,769,541	$19,582,109
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	31	-	-	-
Total assets	106,479,235	69,852,668	176,055,952	174,842,888	7,064,904	26,966,599	32,769,541	19,582,109

LIABILITIES
Annuitant mortality fluctuation reserve	2,434	-	4,834	5,472	3,146	-	481	-
Payable to Massachusetts Mutual Life Insurance Company	111	13	154	188	-	10	98	19
Total liabilities	2,545	13	4,988	5,660	3,146	10	579	19

NET ASSETS	$106,476,690	$69,852,655	$176,050,964	$174,837,228	$7,061,758	$26,966,589	$32,768,962	$19,582,090

Net Assets:
Accumulation units - value	$103,724,403	$69,852,655	$172,069,587	$171,158,344	$6,941,009	$26,966,589	$31,754,918	$19,582,090
Contracts in payout (annuitization) period	2,752,287	-	3,981,377	3,678,884	120,749	-	1,014,044	-

Net assets	$106,476,690	$69,852,655	$176,050,964	$174,837,228	$7,061,758	$26,966,589	$32,768,962	$19,582,090

Outstanding units
Contract owners	3,582,421	3,054,222	5,325,923	9,820,494	673,998	1,376,480	1,267,445	1,022,590

UNIT VALUE
Panorama Premier	$23.89	$-	$41.11	$22.55	$12.00	$-	$36.68	$-
Panorama Passage®
Tier 1	23.54	-	40.51	22.03	10.30	-	23.59	-
Tier 2	22.92	-	39.45	21.45	10.03	-	22.97	-
Tier 3	24.76	-	42.62	23.18	10.84	-	24.82	-
Tier 4	23.71	-	40.81	22.19	10.38	-	23.77	-
MassMutual Artistry	13.24	-	28.49	22.45	10.54	-	17.57	-
MassMutual Transitions®
Custom Plan	33.67	-	36.97	22.10	10.49	-	28.48	-
Package Plan I	33.67	-	36.97	22.10	10.49	-	28.48	-
Package Plan II	31.66	-	34.77	20.78	9.86	-	26.78	-
Package Plan III	30.29	-	33.27	19.89	9.44	-	25.62	-

See Notes to Financial Statements.

F-6

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global Strategic Income	Invesco Oppenheimer V.I. Government Money	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. Main Street
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series I)		(Series II)	(Series I)	(Series II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	29.11	-	28.65	16.42	9.51	-	23.60	-
Tier 2	27.33	-	26.90	15.42	8.92	-	22.15	-
Tier 3	26.27	-	25.85	14.82	8.58	-	21.29	-
Tier 4	27.28	-	26.85	15.39	8.91	-	22.12	-
Tier 5	25.61	-	25.21	14.45	8.36	-	20.76	-
Tier 6	24.61	-	24.23	13.89	8.04	-	19.95	-
Tier 7	26.96	-	26.54	15.21	8.81	-	21.86	-
Tier 8	25.27	-	24.87	14.26	8.25	-	20.48	-
Tier 9	-	25.22	-	-	-	20.76	-	23.47
Tier 10	-	27.23	-	-	-	22.41	-	25.34
Tier 11	-	23.64	-	-	-	19.45	-	21.99
Tier 12	-	26.03	-	-	-	21.42	-	24.22
Tier 13	-	22.63	-	-	-	18.62	-	21.06
Tier 14	-	24.15	-	-	-	19.87	-	22.47
MassMutual RetireEase SelectSM
Tier 1	21.29	-	17.95	13.57	-	-	12.97	-
Tier 2	22.68	-	19.12	14.45	-	-	13.81	-
MassMutual Transitions SelectSM
Tier 1	33.34	-	33.91	17.42	10.15	-	27.99	-
Tier 2	-	32.97	-	-	-	27.19	-	29.72
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	14.30	-	-	-	11.79	-	14.79
Tier 2	-	14.09	-	-	-	11.62	-	14.58
Tier 3	-	14.30	-	-	-	11.79	-	14.79
MassMutual Capital VantageSM
Tier 1	-	14.27	-	-	-	11.76	-	14.76
Tier 2	-	14.48	-	-	-	11.94	-	14.98
Tier 3	-	14.00	-	-	-	11.54	-	14.49
Tier 4	-	14.27	-	-	-	11.76	-	14.76
Tier 5	-	14.21	-	-	-	11.71	-	14.70
Tier 6	-	14.48	-	-	-	11.94	-	14.98

See Notes to Financial Statements.

F-7

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	Invesco Oppenheimer V.I. Main Street	Invesco Oppenheimer V.I. Total Return Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Diversified Dividend	Invesco V.I. Health Care	Invesco V.I. Health Care	Invesco V.I. Technology	Invesco V.I. Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
ASSETS
Investments
Number of shares	1,107,183	250,715	248,680	524,673	381,906	470,036	272,030	396,272
Identified cost	$29,559,147	$1,931,431	$5,992,274	$13,439,899	$10,712,674	$12,488,328	$5,879,818	$8,572,053
Value	$32,595,452	$1,988,168	$6,771,550	$14,181,916	$11,545,022	$13,391,318	$7,407,376	$10,156,441
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	2	-	-
Total assets	32,595,452	1,988,168	6,771,550	14,181,916	11,545,022	13,391,320	7,407,376	10,156,441

LIABILITIES
Annuitant mortality fluctuation reserve	1,254	-	-	-	350	-	5	-
Payable to Massachusetts Mutual Life Insurance Company	103	1	76	12	93	-	93	7
Total liabilities	1,357	1	76	12	443	-	98	7

NET ASSETS	$32,594,095	$1,988,167	$6,771,474	$14,181,904	$11,544,579	$13,391,320	$7,407,278	$10,156,434

Net Assets:
Accumulation units - value	$32,334,877	$1,988,167	$6,535,538	$14,181,904	$11,138,825	$13,391,320	$7,246,042	$10,156,434
Contracts in payout (annuitization) period	259,218	-	235,936	-	405,754	-	161,236	-

Net assets	$32,594,095	$1,988,167	$6,771,474	$14,181,904	$11,544,579	$13,391,320	$7,407,278	$10,156,434

Outstanding units
Contract owners	1,159,288	129,518	517,444	1,203,871	355,234	424,441	409,274	300,092

UNIT VALUE
Panorama Premier	$24.47	$15.35	$14.34	$-	$32.06	$-	$8.24	$-
Panorama Passage®
Tier 1	24.88	-	14.09	-	31.50	-	8.10	-
Tier 2	24.22	-	13.72	-	30.67	-	7.88	-
Tier 3	26.17	-	14.80	-	33.09	-	8.51	-
Tier 4	25.06	-	14.17	-	31.68	-	8.14	-
MassMutual Artistry	22.79	-	13.02	-	28.87	-	8.10	-
MassMutual Transitions®
Custom Plan	31.55	-	13.91	-	35.65	-	31.73	-
Package Plan I	31.55	-	13.91	-	35.65	-	31.73	-
Package Plan II	29.67	-	13.07	-	33.52	-	29.83	-
Package Plan III	28.39	-	12.51	-	32.08	-	28.55	-

See Notes to Financial Statements.

F-8

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	Invesco Oppenheimer V.I. Main Street	Invesco Oppenheimer V.I. Total Return Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Diversified Dividend	Invesco V.I. Health Care	Invesco V.I. Health Care	Invesco V.I. Technology	Invesco V.I. Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	26.66	-	10.96	-	28.92	-	28.81	-
Tier 2	25.02	-	10.29	-	27.14	-	27.04	-
Tier 3	24.05	-	9.89	-	26.09	-	25.99	-
Tier 4	24.98	-	10.27	-	27.10	-	27.00	-
Tier 5	23.45	-	9.64	-	25.43	-	25.34	-
Tier 6	22.54	-	9.27	-	24.45	-	24.36	-
Tier 7	24.69	-	10.15	-	26.78	-	26.69	-
Tier 8	23.14	-	9.52	-	25.10	-	25.01	-
Tier 9	-	-	-	9.67	-	25.45	-	25.35
Tier 10	-	-	-	10.44	-	27.48	-	27.37
Tier 11	-	-	-	9.06	-	23.85	-	23.75
Tier 12	-	-	-	9.98	-	26.26	-	26.16
Tier 13	-	-	-	8.68	-	22.83	-	22.74
Tier 14	-	-	-	9.26	-	24.37	-	24.27
MassMutual RetireEase SelectSM
Tier 1	19.86	-	8.64	-	23.74	-	25.03	-
Tier 2	21.15	-	9.20	-	25.28	-	26.66	-
MassMutual Transitions SelectSM
Tier 1	30.57	-	12.77	-	33.95	-	38.33	-
Tier 2	-	-	-	12.44	-	33.00	-	37.25
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
MassMutual Capital VantageSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
Tier 5	-	-	-	-	-	-	-	-
Tier 6	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

F-9

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	Ivy VIP	MML	MML	MML	MML	MML
	Asset	Aggressive	Aggressive	Asset	Balanced	Balanced	MML	MML
	Strategy	Allocation	Allocation	Momentum	Allocation	Allocation	Blend	Blend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	1,305,605	3,691,811	9,573,213	156,374	10,012,762	41,725,566	2,746,676	7,076,652
Identified cost	$11,800,603	$37,657,476	$98,841,495	$1,738,444	$102,749,773	$424,516,646	$58,820,990	$155,586,700
Value	$12,403,379	$37,508,795	$95,636,403	$1,893,686	$99,026,211	$408,910,546	$62,982,049	$161,858,731
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	2	-	1
Total assets	12,403,379	37,508,795	95,636,403	1,893,686	99,026,211	408,910,548	62,982,049	161,858,732

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	-	-	1,145	-
Payable to Massachusetts Mutual Life Insurance Company	19	27	1	-	43	-	98	-
Total liabilities	19	27	1	-	43	-	1,243	-

NET ASSETS	$12,403,360	$37,508,768	$95,636,402	$1,893,686	$99,026,168	$408,910,548	$62,980,806	$161,858,732

Net Assets:
Accumulation units - value	$12,403,360	$37,508,768	$95,636,402	$1,893,686	$99,026,168	$408,910,548	$61,376,336	$161,858,732
Contracts in payout (annuitization) period	-	-	-	-	-	-	1,604,470	-

Net assets	$12,403,360	$37,508,768	$95,636,402	$1,893,686	$99,026,168	$408,910,548	$62,980,806	$161,858,732

Outstanding units
Contract owners	943,855	1,821,022	5,325,759	120,799	5,809,475	26,645,694	2,419,280	9,995,211

UNIT VALUE
Panorama Premier	$-	$20.19	$-	$-	$16.87	$-	$22.71	$-
Panorama Passage®
Tier 1	-	19.97	-	-	16.69	-	24.02	-
Tier 2	-	19.59	-	-	16.38	-	23.39	-
Tier 3	-	20.58	-	-	17.20	-	25.27	-
Tier 4	-	19.95	-	-	16.67	-	24.19	-
MassMutual Artistry	-	20.72	-	-	17.32	-	25.03	-
MassMutual Transitions®
Custom Plan	-	21.30	-	-	17.80	-	29.64	-
Package Plan I	-	21.30	-	-	17.80	-	29.64	-
Package Plan II	-	20.43	-	-	17.08	-	27.87	-
Package Plan III	-	19.83	-	-	16.57	-	26.67	-

See Notes to Financial Statements.

F-10

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	Ivy VIP	MML	MML	MML	MML	MML
	Asset	Aggressive	Aggressive	Asset	Balanced	Balanced	MML	MML
	Strategy	Allocation	Allocation	Momentum	Allocation	Allocation	Blend	Blend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	13.55	19.83	-	-	16.57	-	24.61	-
Tier 2	13.17	18.90	-	-	15.80	-	23.10	-
Tier 3	12.94	18.35	-	-	15.34	-	22.20	-
Tier 4	13.17	18.90	-	-	15.80	-	23.06	-
Tier 5	12.80	18.02	-	-	15.06	-	21.65	-
Tier 6	12.57	17.49	-	-	14.62	-	20.81	-
Tier 7	13.08	18.68	-	-	15.61	-	22.79	-
Tier 8	12.71	17.81	-	-	14.88	-	21.36	-
Tier 9	12.89	-	17.73	-	-	14.85	-	21.66
Tier 10	13.36	-	18.82	-	-	15.77	-	23.39
Tier 11	12.53	-	16.90	-	-	14.16	-	20.30
Tier 12	12.98	-	17.99	-	-	15.07	-	22.35
Tier 13	12.13	-	16.18	-	-	13.56	-	19.44
Tier 14	12.48	-	16.98	-	-	14.22	-	20.74
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	-	-	19.51	-
Tier 2	-	-	-	-	-	-	20.78	-
MassMutual Transitions SelectSM
Tier 1	13.95	20.80	-	-	17.38	-	27.33	-
Tier 2	13.95	-	20.19	-	-	16.92	-	26.57
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	12.12	-	13.48	-	-	12.17	-	13.58
Tier 2	11.95	-	13.28	-	-	11.99	-	13.39
Tier 3	12.12	-	13.48	-	-	12.17	-	13.58
MassMutual Capital VantageSM
Tier 1	12.10	-	13.45	15.45	-	12.14	-	13.56
Tier 2	12.27	-	13.65	15.68	-	12.32	-	13.76
Tier 3	11.87	-	13.20	15.17	-	11.92	-	13.30
Tier 4	12.10	-	13.45	15.45	-	12.14	-	13.56
Tier 5	12.05	-	13.40	15.39	-	12.09	-	13.50
Tier 6	12.27	-	13.65	15.68	-	12.32	-	13.76

See Notes to Financial Statements.

F-11

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	MML Blue Chip Growth	MML Blue Chip Growth	MML Conservative Allocation	MML Conservative Allocation	MML Core Allocation	MML Dynamic Bond	MML Equity	MML Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Service Class I)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	3,418,288	8,741,802	7,516,991	31,780,708	84,428,381	1,007,383	892,847	3,506,993
Identified cost	$53,757,374	$137,956,493	$74,322,743	$313,544,466	$1,003,751,494	$9,982,898	$23,047,202	$96,516,457
Value	$56,367,569	$137,333,705	$74,794,060	$312,722,161	$989,500,624	$10,144,350	$25,085,404	$97,057,936
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	7
Total assets	56,367,569	137,333,705	74,794,060	312,722,161	989,500,624	10,144,350	25,085,404	97,057,943

LIABILITIES
Annuitant mortality fluctuation reserve	1,042	-	-	-	-	-	349	-
Payable to Massachusetts Mutual Life Insurance Company	95	8	32	17	135	-	90	-
Total liabilities	1,137	8	32	17	135	-	439	-

NET ASSETS	$56,366,432	$137,333,697	$74,794,028	$312,722,144	$989,500,489	$10,144,350	$25,084,965	$97,057,943

Net Assets:
Accumulation units - value	$55,168,405	$137,333,697	$74,654,709	$312,722,144	$989,135,664	$10,144,350	$24,282,551	$97,057,943
Contracts in payout (annuitization) period	1,198,027	-	139,319	-	364,825	-	802,414	-

Net assets	$56,366,432	$137,333,697	$74,794,028	$312,722,144	$989,500,489	$10,144,350	$25,084,965	$97,057,943

Outstanding units
Contract owners	1,289,749	5,915,556	4,480,056	20,930,050	57,034,873	918,215	1,097,055	4,923,227

UNIT VALUE
Panorama Premier	$48.31	$-	$16.38	$-	$-	$-	$18.33	$-
Panorama Passage®
Tier 1	47.59	-	16.21	-	-	-	20.34	-
Tier 2	46.34	-	15.90	-	-	-	19.81	-
Tier 3	49.61	-	16.70	-	-	-	21.40	-
Tier 4	47.51	-	16.19	-	-	-	20.49	-
MassMutual Artistry	50.11	-	16.82	-	23.42	-	21.87	-
MassMutual Transitions®
Custom Plan	45.84	-	17.29	-	-	-	27.51	-
Package Plan I	45.84	-	17.29	-	-	-	27.51	-
Package Plan II	43.10	-	16.58	-	-	-	25.87	-
Package Plan III	41.25	-	16.09	-	-	-	24.76	-

See Notes to Financial Statements.

F-12

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	MML Blue Chip Growth	MML Blue Chip Growth	MML Conservative Allocation	MML Conservative Allocation	MML Core Allocation	MML Dynamic Bond	MML Equity	MML Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Service Class I)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	37.88	-	16.09	-	17.86	-	22.79	-
Tier 2	35.55	-	15.34	-	17.07	-	21.39	-
Tier 3	34.17	-	14.89	-	16.60	-	20.56	-
Tier 4	35.50	-	15.34	-	17.07	-	21.36	-
Tier 5	33.32	-	14.62	-	16.32	-	20.05	-
Tier 6	32.02	-	14.19	-	15.86	-	19.27	-
Tier 7	35.08	-	15.16	-	16.88	-	21.11	-
Tier 8	32.88	-	14.45	-	16.14	-	19.78	-
Tier 9	-	33.35	-	14.39	16.50	-	-	20.07
Tier 10	-	36.01	-	15.27	17.46	-	-	21.67
Tier 11	-	31.25	-	13.72	15.77	-	-	18.81
Tier 12	-	34.42	-	14.60	16.69	-	-	20.71
Tier 13	-	29.92	-	13.13	15.10	-	-	18.01
Tier 14	-	31.93	-	13.77	15.80	-	-	19.21
MassMutual RetireEase SelectSM
Tier 1	29.47	-	-	-	-	-	15.48	-
Tier 2	31.38	-	-	-	-	-	16.49	-
MassMutual Transitions SelectSM
Tier 1	44.28	-	16.88	-	18.69	-	25.28	-
Tier 2	-	43.06	-	16.38	18.69	-	-	24.58
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	17.23	-	11.88	13.06	11.00	-	13.57
Tier 2	-	16.98	-	11.71	12.87	10.84	-	13.37
Tier 3	-	17.23	-	11.88	13.06	11.00	-	13.57
MassMutual Capital VantageSM
Tier 1	-	17.20	-	11.86	13.04	10.98	-	13.54
Tier 2	-	17.45	-	12.03	13.23	11.14	-	13.74
Tier 3	-	16.88	-	11.64	12.79	10.78	-	13.29
Tier 4	-	17.20	-	11.86	13.04	10.98	-	13.54
Tier 5	-	17.12	-	11.81	12.98	10.93	-	13.49
Tier 6	-	17.45	-	12.03	13.23	11.14	-	13.74

See Notes to Financial Statements.

F-13

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

			MML	MML	MML	MML
	MML	MML	Equity	Equity	Equity	Focused	MML
	Equity Income	Equity Income	Index	Index	Rotation	Equity	Foreign
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)		(Initial Class)
ASSETS
Investments
Number of shares	14,044,813	7,863,913	1,018,027	1,466,436	140,882	2,707,500	12,684,111
Identified cost	$157,887,820	$89,510,955	$27,446,909	$38,287,956	$1,776,909	$17,570,738	$124,091,978
Value	$157,021,014	$86,738,956	$33,045,152	$45,972,781	$1,741,305	$17,679,975	$128,109,519
Dividends receivable	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	157,021,014	86,738,956	33,045,152	45,972,781	1,741,305	17,679,975	128,109,519

LIABILITIES
Annuitant mortality fluctuation reserve	1,658	-	-	-	-	-	1,148
Payable to Massachusetts Mutual Life Insurance Company	94	16	77	11	-	52	70
Total liabilities	1,752	16	77	11	-	52	1,218

NET ASSETS	$157,019,262	$86,738,940	$33,045,075	$45,972,770	$1,741,305	$17,679,923	$128,108,301

Net Assets:
Accumulation units - value	$153,040,533	$86,738,940	$31,604,536	$45,972,770	$1,741,305	$17,679,923	$124,358,593
Contracts in payout (annuitization) period	3,978,729	-	1,440,539	-	-	-	3,749,708

Net assets	$157,019,262	$86,738,940	$33,045,075	$45,972,770	$1,741,305	$17,679,923	$128,108,301

Outstanding units
Contract owners	5,987,062	4,049,182	1,204,817	1,507,010	113,361	887,636	8,271,919

UNIT VALUE
Panorama Premier	$31.58	$-	$24.34	$-	$-	$24.55	$14.57
Panorama Passage®
Tier 1	31.11	-	25.26	-	-	24.38	14.67
Tier 2	30.30	-	24.60	-	-	24.08	14.29
Tier 3	32.44	-	26.57	-	-	24.85	15.43
Tier 4	31.06	-	25.45	-	-	24.36	14.78
MassMutual Artistry	32.76	-	23.12	-	-	24.96	13.76
MassMutual Transitions®
Custom Plan	29.10	-	33.84	-	-	25.41	17.22
Package Plan I	29.10	-	33.84	-	-	25.41	17.22
Package Plan II	27.36	-	31.81	-	-	24.74	16.19
Package Plan III	26.18	-	30.45	-	-	24.27	15.49

See Notes to Financial Statements.

F-14

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	MML	MML	MML	MML	MML	MML
	Equity	Equity	Equity	Equity	Equity	Focused	MML
	Income	Income	Index	Index	Rotation	Equity	Foreign
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)		(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	24.15	-	28.34	-	-	24.27	14.57
Tier 2	22.67	-	26.60	-	-	23.53	13.68
Tier 3	21.79	-	25.57	-	-	23.09	13.15
Tier 4	22.63	-	26.56	-	-	23.53	13.66
Tier 5	21.24	-	24.93	-	-	22.82	12.82
Tier 6	20.42	-	23.96	-	-	22.39	12.32
Tier 7	22.37	-	26.25	-	-	23.35	13.50
Tier 8	20.96	-	24.60	-	-	22.65	12.65
Tier 9	-	21.26	-	24.94	-	23.00	-
Tier 10	-	22.95	-	26.93	-	23.90	-
Tier 11	-	19.92	-	23.38	-	22.30	-
Tier 12	-	21.94	-	25.74	-	23.18	-
Tier 13	-	19.07	-	22.38	-	21.55	-
Tier 14	-	20.35	-	23.88	-	22.22	-
MassMutual RetireEase SelectSM
Tier 1	16.83	-	21.17	-	-	-	8.88
Tier 2	17.92	-	22.55	-	-	-	9.46
MassMutual Transitions SelectSM
Tier 1	26.82	-	32.31	-	-	25.02	16.41
Tier 2	-	26.07	-	31.41	-	25.02	-
MassMutual Equity EdgeSM
Tier 1	-	-	24.73	-	-	-	-
Tier 2	-	-	25.07	-	-	-	-
Tier 3	-	-	25.94	-	-	-	-
Tier 4	-	-	25.94	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	14.51	-	-	-	17.13	-
Tier 2	-	14.30	-	-	-	16.88	-
Tier 3	-	14.51	-	-	-	17.13	-
MassMutual Capital VantageSM
Tier 1	-	14.48	-	-	15.14	17.09	-
Tier 2	-	14.69	-	-	15.36	17.34	-
Tier 3	-	14.21	-	-	14.86	16.77	-
Tier 4	-	14.48	-	-	15.14	17.09	-
Tier 5	-	14.42	-	-	15.08	17.02	-
Tier 6	-	14.69	-	-	15.36	17.34	-

See Notes to Financial Statements.

F-15

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

		MML	MML					MML
	MML	Fundamental	Fundamental	MML	MML	MML	MML	Growth
	Foreign	Growth	Value	Global	Global	Global	Growth	& Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)
ASSETS
Investments
Number of shares	977,631	1,526,117	1,173,044	444,627	1,347,890	327,724	13,380,736	3,776,052
Identified cost	$10,037,721	$16,349,701	$16,190,668	$5,261,293	$16,072,540	$3,755,477	$181,251,977	$38,578,638
Value	$9,815,418	$14,803,332	$15,050,150	$5,717,903	$17,104,725	$4,316,119	$191,745,945	$73,368,692
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	9,815,418	14,803,332	15,050,150	5,717,903	17,104,725	4,316,119	191,745,945	73,368,692

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	-	7	-	5,858
Payable to Massachusetts Mutual Life Insurance Company	2	57	48	82	4	9	56	235
Total liabilities	2	57	48	82	4	16	56	6,093

NET ASSETS	$9,815,416	$14,803,275	$15,050,102	$5,717,821	$17,104,721	$4,316,103	$191,745,889	$73,362,599

Net Assets:
Accumulation units - value	$9,815,416	$14,793,092	$15,050,102	$5,359,507	$17,104,721	$4,315,873	$191,745,889	$72,972,979
Contracts in payout (annuitization) period	-	10,183	-	358,314	-	230	-	389,620

Net assets	$9,815,416	$14,803,275	$15,050,102	$5,717,821	$17,104,721	$4,316,103	$191,745,889	$73,362,599

Outstanding units
Contract owners	700,188	797,684	1,016,383	266,210	944,518	274,411	8,104,921	2,322,666

UNIT VALUE
Panorama Premier	$-	$23.98	$18.48	$-	$-	$17.68	$-	$32.02
Panorama Passage®
Tier 1	-	23.82	18.35	-	-	17.13	-	31.54
Tier 2	-	23.53	18.12	-	-	16.68	-	30.71
Tier 3	-	24.28	18.70	-	-	18.02	-	32.88
Tier 4	-	23.80	18.33	-	-	17.25	-	31.49
MassMutual Artistry	-	24.39	18.79	-	-	12.68	40.60	33.22
MassMutual Transitions®
Custom Plan	-	24.82	19.12	21.96	-	-	-	34.51
Package Plan I	-	24.82	19.12	21.96	-	-	-	34.51
Package Plan II	-	24.17	18.62	20.64	-	-	-	32.56
Package Plan III	-	23.71	18.26	19.76	-	-	-	31.23

See Notes to Financial Statements.

F-16

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

		MML	MML					MML
	MML	Fundamental	Fundamental	MML	MML	MML	MML	Growth
	Foreign	Growth	Value	Global	Global	Global	Growth	& Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	23.71	18.26	19.62	-	-	27.78	23.85
Tier 2	-	22.99	17.71	18.41	-	-	26.55	22.39
Tier 3	-	22.56	17.38	17.70	-	-	25.81	21.52
Tier 4	-	22.99	17.71	18.38	-	-	26.55	22.35
Tier 5	-	22.30	17.18	17.26	-	-	25.37	20.98
Tier 6	-	21.87	16.85	16.59	-	-	24.67	20.17
Tier 7	-	22.82	17.58	18.17	-	-	26.25	22.09
Tier 8	-	22.13	17.05	17.03	-	-	25.09	20.70
Tier 9	12.84	22.47	17.31	-	17.34	-	25.66	-
Tier 10	13.86	23.35	17.99	-	18.72	-	27.16	-
Tier 11	12.03	21.79	16.79	-	16.25	-	24.53	-
Tier 12	13.24	22.64	17.44	-	17.89	-	25.96	-
Tier 13	11.52	21.05	16.22	-	15.56	-	23.48	-
Tier 14	12.29	21.71	16.72	-	16.60	-	24.57	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	15.74	-	-	-	18.72
Tier 2	-	-	-	16.76	-	-	-	19.93
MassMutual Transitions SelectSM
Tier 1	-	24.45	18.83	23.80	-	-	29.06	27.16
Tier 2	15.96	24.45	18.83	-	23.23	-	29.06	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	10.39	16.70	13.16	-	14.37	-	17.04	-
Tier 2	10.24	16.46	12.97	-	14.16	-	16.80	-
Tier 3	10.39	16.70	13.16	-	14.37	-	17.04	-
MassMutual Capital VantageSM
Tier 1	10.37	16.67	13.14	-	14.34	-	17.01	-
Tier 2	10.52	16.91	13.33	-	14.55	-	17.26	-
Tier 3	10.18	16.36	12.89	-	14.07	-	16.69	-
Tier 4	10.37	16.67	13.14	-	14.34	-	17.01	-
Tier 5	10.33	16.60	13.08	-	14.28	-	16.94	-
Tier 6	10.52	16.91	13.33	-	14.55	-	17.26	-

See Notes to Financial Statements.

F-17

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

							MML	MML
	MML	MML	MML		MML	MML	Inflation-	Inflation-
	Growth	Growth	Growth	MML	Income	Income	Protected	Protected
	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	2,388,209	56,859,731	109,241,099	4,531,993	2,434,462	3,010,153	13,338,860	4,226,523
Identified cost	$37,069,589	$547,881,647	$1,049,932,018	$44,450,711	$25,156,734	$32,245,796	$137,297,144	$43,038,222
Value	$45,996,904	$514,011,966	$978,800,252	$43,189,894	$24,198,556	$29,439,300	$137,123,481	$43,237,333
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	24	-	-	-	-	-
Total assets	45,996,904	514,011,966	978,800,276	43,189,894	24,198,556	29,439,300	137,123,481	43,237,333

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	112	170	-	1,928	-
Payable to Massachusetts Mutual Life Insurance Company	3	10	-	29	84	2	139	6
Total liabilities	3	10	-	141	254	2	2,067	6

NET ASSETS	$45,996,901	$514,011,956	$978,800,276	$43,189,753	$24,198,302	$29,439,298	$137,121,414	$43,237,327

Net Assets:
Accumulation units - value	$45,996,901	$514,011,956	$978,723,854	$43,186,033	$23,273,435	$29,439,298	$133,735,995	$43,237,327
Contracts in payout (annuitization) period	-	-	76,422	3,720	924,867	-	3,385,419	-

Net assets	$45,996,901	$514,011,956	$978,800,276	$43,189,753	$24,198,302	$29,439,298	$137,121,414	$43,237,327

Outstanding units
Contract owners	2,471,418	26,884,888	53,783,791	2,982,701	1,014,616	1,681,966	9,934,572	3,451,539

UNIT VALUE
Panorama Premier	$-	$18.90	$-	$17.11	$26.65	$-	$14.42	$-
Panorama Passage®
Tier 1	-	18.69	-	16.96	20.52	-	14.20	-
Tier 2	-	18.34	-	16.70	19.98	-	13.83	-
Tier 3	-	19.26	-	17.38	21.59	-	14.81	-
Tier 4	-	18.67	-	16.94	20.67	-	14.18	-
MassMutual Artistry	-	19.40	-	17.48	19.44	-	14.96	-
MassMutual Transitions®
Custom Plan	-	19.94	-	17.87	26.04	-	15.54	-
Package Plan I	-	19.94	-	17.87	26.04	-	15.54	-
Package Plan II	-	19.12	-	17.28	24.48	-	14.66	-
Package Plan III	-	18.56	-	16.86	23.43	-	14.06	-

See Notes to Financial Statements.

F-18

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

							MML	MML
	MML	MML	MML		MML	MML	Inflation-	Inflation-
	Growth	Growth	Growth	MML	Income	Income	Protected	Protected
	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	18.56	-	16.86	21.21	-	13.19	-
Tier 2	-	17.69	-	16.22	19.91	-	12.38	-
Tier 3	-	17.17	-	15.84	19.14	-	11.90	-
Tier 4	-	17.69	-	16.22	19.88	-	12.36	-
Tier 5	-	16.87	-	15.61	18.66	-	11.60	-
Tier 6	-	16.37	-	15.24	17.93	-	11.15	-
Tier 7	-	17.48	-	16.07	19.64	-	12.21	-
Tier 8	-	16.67	-	15.46	18.41	-	11.45	-
Tier 9	20.99	-	16.63	15.76	-	18.68	-	11.60
Tier 10	22.66	-	17.65	16.54	-	20.17	-	12.53
Tier 11	19.67	-	15.86	15.16	-	17.50	-	10.87
Tier 12	21.66	-	16.87	15.91	-	19.27	-	11.97
Tier 13	18.83	-	15.18	14.52	-	16.76	-	10.41
Tier 14	20.10	-	15.92	15.09	-	17.88	-	11.11
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	15.13	-	12.72	-
Tier 2	-	-	-	-	16.11	-	13.55	-
MassMutual Transitions SelectSM
Tier 1	-	19.47	-	17.53	23.90	-	14.04	-
Tier 2	26.39	-	18.94	17.53	-	23.24	-	13.64
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	15.63	-	12.97	12.30	-	14.04	-	10.74
Tier 2	15.40	-	12.78	12.12	-	13.84	-	10.59
Tier 3	15.63	-	12.97	12.30	-	14.04	-	10.74
MassMutual Capital VantageSM
Tier 1	15.59	-	12.94	12.28	-	14.01	-	10.72
Tier 2	15.82	-	13.13	12.46	-	14.22	-	10.88
Tier 3	15.30	-	12.70	12.05	-	13.75	-	10.52
Tier 4	15.59	-	12.94	12.28	-	14.01	-	10.72
Tier 5	15.53	-	12.89	12.23	-	13.95	-	10.67
Tier 6	15.82	-	13.13	12.46	-	14.22	-	10.88

See Notes to Financial Statements.

F-19

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

		MML	MML	MML	MML	MML	MML	MML
	MML	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	International	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	6,036,315	663,682	1,427,218	1,537,598	9,326,761	20,685,648	7,727,551	2,355,084
Identified cost	$61,000,286	$6,971,396	$15,432,663	$15,965,177	$116,899,999	$258,154,110	$97,703,551	$30,226,756
Value	$61,510,047	$6,643,456	$15,827,844	$16,390,793	$117,810,273	$260,703,023	$101,211,508	$30,590,869
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	61,510,047	6,643,456	15,827,844	16,390,793	117,810,273	260,703,023	101,211,508	30,590,869

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	196	-	1,662	-	1,178	-
Payable to Massachusetts Mutual Life Insurance Company	41	24	81	1	137	3	118	11
Total liabilities	41	24	277	1	1,799	3	1,296	11

NET ASSETS	$61,510,006	$6,643,432	$15,827,567	$16,390,792	$117,808,474	$260,703,020	$101,210,212	$30,590,858

Net Assets:
Accumulation units - value	$61,510,006	$6,643,432	$15,733,454	$16,390,792	$114,833,250	$260,703,020	$98,647,235	$30,590,858
Contracts in payout (annuitization) period	-	-	94,113	-	2,975,224	-	2,562,977	-

Net assets	$61,510,006	$6,643,432	$15,827,567	$16,390,792	$117,808,474	$260,703,020	$101,210,212	$30,590,858

Outstanding units
Contract owners	4,069,542	571,549	577,917	896,562	7,123,945	18,130,096	5,894,344	1,951,793

UNIT VALUE
Panorama Premier	$-	$-	$21.66	$-	$-	$13.47	$15.64	$-
Panorama Passage®
Tier 1	-	-	21.86	-	20.33	-	15.37	-
Tier 2	-	-	21.28	-	19.79	-	14.96	-
Tier 3	-	-	22.99	-	21.38	-	16.14	-
Tier 4	-	-	22.01	-	20.48	-	15.46	-
MassMutual Artistry	20.73	10.86	17.81	-	20.55	-	16.19	-
MassMutual Transitions®
Custom Plan	-	11.01	30.85	-	18.91	-	20.28	-
Package Plan I	-	11.01	30.85	-	18.91	-	20.28	-
Package Plan II	-	10.79	29.01	-	17.78	-	19.07	-
Package Plan III	-	10.64	27.76	-	17.02	-	18.25	-

See Notes to Financial Statements.

F-20

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

		MML	MML	MML	MML	MML	MML	MML
	MML	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	International	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	15.01	10.64	26.28	-	15.28	-	15.86	-
Tier 2	14.34	10.40	24.67	-	14.35	-	14.89	-
Tier 3	13.94	10.25	23.71	-	13.79	-	14.31	-
Tier 4	14.34	10.40	24.63	-	14.32	-	14.86	-
Tier 5	13.71	10.17	23.12	-	13.44	-	13.95	-
Tier 6	13.33	10.02	22.22	-	12.92	-	13.41	-
Tier 7	14.18	10.34	24.34	-	14.16	-	14.69	-
Tier 8	13.55	10.11	22.81	-	13.27	-	13.77	-
Tier 9	13.86	10.22	-	23.11	-	13.45	-	13.96
Tier 10	14.67	10.52	-	24.95	-	14.53	-	15.08
Tier 11	13.25	9.99	-	21.65	-	12.61	-	13.09
Tier 12	14.02	10.28	-	23.84	-	13.88	-	14.41
Tier 13	12.69	9.74	-	20.73	-	12.07	-	12.53
Tier 14	13.27	9.97	-	22.12	-	12.88	-	13.37
MassMutual RetireEase SelectSM
Tier 1	-	-	23.06	-	14.21	-	11.57	-
Tier 2	-	-	24.56	-	15.13	-	12.32	-
MassMutual Transitions SelectSM
Tier 1	15.70	10.88	32.53	-	16.32	-	17.98	-
Tier 2	15.70	10.88	-	31.58	-	15.87	-	17.48
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	12.92	11.84	-	16.09	-	10.83	-	11.34
Tier 2	12.73	11.67	-	15.86	-	10.67	-	11.17
Tier 3	12.92	11.84	-	16.09	-	10.83	-	11.34
MassMutual Capital VantageSM
Tier 1	12.90	11.82	-	16.06	-	10.81	-	11.31
Tier 2	13.09	11.99	-	16.30	-	10.96	-	11.48
Tier 3	12.65	11.60	-	15.76	-	10.60	-	11.10
Tier 4	12.90	11.82	-	16.06	-	10.81	-	11.31
Tier 5	12.84	11.77	-	15.99	-	10.76	-	11.26
Tier 6	13.09	11.99	-	16.30	-	10.96	-	11.48

See Notes to Financial Statements.

F-21

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

							MML
	MML	MML	MML	MML	MML	MML	Short-	MML
	Mid Cap	Mid Cap	Mid Cap	Mid Cap	Moderate	Moderate	Duration	Small Cap
	Growth	Growth	Value	Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
ASSETS
Investments
Number of shares	5,264,157	7,205,270	13,677,805	5,122,523	29,514,992	168,310,365	3,323,736	2,860,076
Identified cost	$79,436,349	$108,189,752	$150,368,422	$55,800,950	$317,830,259	$1,829,647,153	$32,273,403	$26,499,451
Value	$83,594,807	$108,799,571	$144,984,740	$53,223,011	$310,792,858	$1,752,110,903	$32,173,763	$26,711,731
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	83,594,807	108,799,571	144,984,740	53,223,011	310,792,858	1,752,110,903	32,173,763	26,711,731

LIABILITIES
Annuitant mortality fluctuation reserve	1,819	-	4,239	-	-	-	97	982
Payable to Massachusetts Mutual Life Insurance Company	110	11	212	13	69	102	23	92
Total liabilities	1,929	11	4,451	13	69	102	120	1,074

NET ASSETS	$83,592,878	$108,799,560	$144,980,289	$53,222,998	$310,792,789	$1,752,110,801	$32,173,643	$26,710,657

Net Assets:
Accumulation units - value	$81,796,287	$108,799,560	$141,060,602	$53,222,998	$310,792,789	$1,752,110,801	$32,170,423	$26,462,676
Contracts in payout (annuitization) period	1,796,591	-	3,919,687	-	-	-	3,220	247,981

Net assets	$83,592,878	$108,799,560	$144,980,289	$53,222,998	$310,792,789	$1,752,110,801	$32,173,643	$26,710,657

Outstanding units
Contract owners	1,710,217	4,497,792	4,044,150	2,380,279	17,179,709	105,177,875	3,025,222	831,548

UNIT VALUE
Panorama Premier	$83.50	$-	$45.12	$-	$17.80	$-	$10.83	$39.19
Panorama Passage®
Tier 1	61.89	-	47.82	-	17.61	-	10.73	35.31
Tier 2	60.26	-	46.56	-	17.28	-	10.57	34.38
Tier 3	65.11	-	50.31	-	18.14	-	11.00	37.15
Tier 4	62.35	-	48.17	-	17.59	-	10.72	35.57
MassMutual Artistry	49.91	-	51.03	-	18.27	-	11.06	34.08
MassMutual Transitions®
Custom Plan	56.35	-	41.14	-	18.78	-	11.31	33.03
Package Plan I	56.35	-	41.14	-	18.78	-	11.31	33.03
Package Plan II	52.99	-	38.68	-	18.01	-	10.93	31.06
Package Plan III	50.71	-	37.02	-	17.48	-	10.67	29.72

See Notes to Financial Statements.

F-22

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

							MML
	MML	MML	MML	MML	MML	MML	Short-	MML
	Mid Cap	Mid Cap	Mid Cap	Mid Cap	Moderate	Moderate	Duration	Small Cap
	Growth	Growth	Value	Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	33.58	-	32.37	-	17.48	-	10.67	26.16
Tier 2	31.80	-	30.39	-	16.67	-	10.27	24.56
Tier 3	30.73	-	29.21	-	16.18	-	10.02	23.61
Tier 4	31.80	-	30.34	-	16.67	-	10.27	24.52
Tier 5	30.11	-	28.48	-	15.89	-	9.88	23.01
Tier 6	29.09	-	27.37	-	15.42	-	9.64	22.12
Tier 7	31.38	-	29.98	-	16.47	-	10.17	24.23
Tier 8	29.71	-	28.10	-	15.70	-	9.78	22.71
Tier 9	-	29.82	-	28.50	-	15.66	9.97	-
Tier 10	-	31.92	-	30.77	-	16.63	10.47	-
Tier 11	-	28.23	-	26.71	-	14.93	9.60	-
Tier 12	-	30.50	-	29.41	-	15.89	10.07	-
Tier 13	-	27.03	-	25.57	-	14.30	9.19	-
Tier 14	-	28.55	-	27.29	-	15.00	9.55	-
MassMutual RetireEase SelectSM
Tier 1	29.03	-	22.52	-	-	-	-	19.79
Tier 2	30.92	-	23.99	-	-	-	-	21.07
MassMutual Transitions SelectSM
Tier 1	35.47	-	35.51	-	18.34	-	11.09	30.69
Tier 2	-	34.48	-	34.52	-	17.84	11.09	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	-	16.03	-	14.25	-	12.51	10.36	-
Tier 2	-	15.79	-	14.04	-	12.32	10.21	-
Tier 3	-	16.03	-	14.25	-	12.51	10.36	-
MassMutual Capital VantageSM
Tier 1	-	15.99	-	14.22	-	12.48	10.34	-
Tier 2	-	16.23	-	14.43	-	12.66	10.49	-
Tier 3	-	15.69	-	13.96	-	12.25	10.15	-
Tier 4	-	15.99	-	14.22	-	12.48	10.34	-
Tier 5	-	15.93	-	14.16	-	12.43	10.29	-
Tier 6	-	16.23	-	14.43	-	12.66	10.49	-

See Notes to Financial Statements.

F-23

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	MML Small Cap Equity	MML Small Cap Growth Equity	MML Small Cap Growth Equity	MML Small Company Value	MML Small/Mid Cap Value	MML Small/Mid Cap Value	MML Special Situations	MML Strategic Emerging Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)
ASSETS
Investments
Number of shares	2,482,523	6,703,914	1,980,100	1,735,760	9,557,374	2,132,487	64,636	1,241,254
Identified cost	$23,024,120	$89,528,600	$26,604,716	$26,457,004	$112,871,103	$25,731,348	$718,980	$12,779,227
Value	$22,694,631	$94,748,227	$26,026,128	$24,665,153	$105,704,551	$23,286,753	$835,745	$15,739,095
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	22,694,631	94,748,227	26,026,128	24,665,153	105,704,551	23,286,753	835,745	15,739,095

LIABILITIES
Annuitant mortality fluctuation reserve	-	3,179	-	-	1,605	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	2	176	17	31	132	3	-	76
Total liabilities	2	3,355	17	31	1,737	3	-	76

NET ASSETS	$22,694,629	$94,744,872	$26,026,111	$24,665,122	$105,702,814	$23,286,750	$835,745	$15,739,019

Net Assets:
Accumulation units - value	$22,694,629	$92,056,412	$26,026,111	$24,665,122	$102,637,271	$23,286,750	$835,745	$15,739,019
Contracts in payout (annuitization) period	-	2,688,460	-	-	3,065,543	-	-	-

Net assets	$22,694,629	$94,744,872	$26,026,111	$24,665,122	$105,702,814	$23,286,750	$835,745	$15,739,019

Outstanding units
Contract owners	1,184,188	2,488,164	1,127,320	1,254,816	3,898,914	1,156,012	56,690	1,150,619

UNIT VALUE
Panorama Premier	$-	$45.77	$-	$-	$35.50	$-	$-	$-
Panorama Passage®
Tier 1	-	40.44	-	-	34.97	-	-	-
Tier 2	-	39.38	-	-	34.05	-	-	-
Tier 3	-	42.54	-	-	36.46	-	-	-
Tier 4	-	40.74	-	-	34.91	-	-	-
MassMutual Artistry	-	28.88	-	31.12	36.82	-	-	16.39
MassMutual Transitions®
Custom Plan	-	44.79	-	-	38.26	-	-	-
Package Plan I	-	44.79	-	-	38.26	-	-	-
Package Plan II	-	42.12	-	-	36.09	-	-	-
Package Plan III	-	40.30	-	-	34.62	-	-	-

See Notes to Financial Statements.

F-24

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

	MML Small Cap Equity	MML Small Cap Growth Equity	MML Small Cap Growth Equity	MML Small Company Value	MML Small/Mid Cap Value	MML Small/Mid Cap Value	MML Special Situations	MML Strategic Emerging Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)
UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	-	33.34	-	29.92	24.86	-	-	12.83
Tier 2	-	31.29	-	28.67	23.33	-	-	12.26
Tier 3	-	30.08	-	27.92	22.42	-	-	11.92
Tier 4	-	31.24	-	28.67	23.29	-	-	12.26
Tier 5	-	29.32	-	27.47	21.86	-	-	11.72
Tier 6	-	28.19	-	26.75	21.01	-	-	11.39
Tier 7	-	30.88	-	28.37	23.02	-	-	12.12
Tier 8	-	28.93	-	27.18	21.57	-	-	11.58
Tier 9	22.99	-	29.34	27.77	-	21.88	-	11.85
Tier 10	24.82	-	31.68	29.29	-	23.62	-	12.54
Tier 11	21.55	-	27.50	26.61	-	20.51	-	11.32
Tier 12	23.72	-	30.28	28.06	-	22.58	-	11.98
Tier 13	20.63	-	26.33	25.47	-	19.63	-	10.84
Tier 14	22.01	-	28.09	26.59	-	20.95	-	11.34
MassMutual RetireEase SelectSM
Tier 1	-	23.49	-	-	16.38	-	-	-
Tier 2	-	25.02	-	-	17.45	-	-	-
MassMutual Transitions SelectSM
Tier 1	-	40.62	-	31.22	27.17	-	-	13.42
Tier 2	29.78	-	39.48	31.22	-	26.42	-	13.42
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-
MassMutual Transitions SelectSM II
Tier 1	14.34	-	16.21	14.52	-	13.17	-	14.01
Tier 2	14.14	-	15.97	14.31	-	12.98	-	13.81
Tier 3	14.34	-	16.21	14.52	-	13.17	-	14.01
MassMutual Capital VantageSM
Tier 1	14.31	-	16.18	14.49	-	13.14	14.53	13.98
Tier 2	14.53	-	16.41	14.70	-	13.34	14.75	14.19
Tier 3	14.05	-	15.87	14.22	-	12.90	14.26	13.72
Tier 4	14.31	-	16.18	14.49	-	13.14	14.53	13.98
Tier 5	14.25	-	16.11	14.43	-	13.09	14.47	13.93
Tier 6	14.53	-	16.41	14.70	-	13.34	14.75	14.19

See Notes to Financial Statements.

F-25

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

			PIMCO	VY®
		MML U.S.	Commodity	Clarion
	MML Total	Government	RealReturn®	Global
	Return Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

ASSETS
Investments
Number of shares	3,010,719	75,535,683	1,391,996	1,207,968
Identified cost	$31,133,476	$75,530,231	$10,617,739	$14,534,860
Value	$31,973,838	$75,535,680	$9,034,055	$15,751,903
Dividends receivable	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	213	-	-
Total assets	31,973,838	75,535,893	9,034,055	15,751,903

LIABILITIES
Annuitant mortality fluctuation reserve	-	1,671	78	91
Payable to Massachusetts Mutual Life Insurance Company	31	-	103	56
Total liabilities	31	1,671	181	147

NET ASSETS	$31,973,807	$75,534,222	$9,033,874	$15,751,756

Net Assets:
Accumulation units - value	$31,973,807	$74,788,774	$8,787,214	$15,142,540
Contracts in payout (annuitization) period	-	745,448	246,660	609,216

Net assets	$31,973,807	$75,534,222	$9,033,874	$15,751,756

Outstanding units
Contract owners	2,936,027	8,074,717	1,661,426	948,461

UNIT VALUE
Panorama Premier	$11.00	$8.93	$5.36	$16.48
Panorama Passage®
Tier 1	10.92	8.84	5.29	16.28
Tier 2	10.79	8.67	5.18	15.93
Tier 3	11.13	9.10	5.47	16.85
Tier 4	10.92	8.83	5.28	16.26
MassMutual Artistry	11.19	9.17	5.52	16.98
MassMutual Transitions®
Custom Plan	11.39	9.42	5.70	17.53
Package Plan I	11.39	9.42	5.70	17.53
Package Plan II	11.08	9.04	5.43	16.71
Package Plan III	10.87	8.77	5.25	16.15

See Notes to Financial Statements.

F-26

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2019

			PIMCO	VY®
		MML U.S.	Commodity	Clarion
	MML Total	Government	RealReturn®	Global
	Return Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

UNIT VALUE (continued)
MassMutual EvolutionSM
Tier 1	10.87	8.77	5.24	16.14
Tier 2	10.55	8.36	4.97	15.28
Tier 3	10.34	8.12	4.80	14.77
Tier 4	10.55	8.36	4.97	15.28
Tier 5	10.23	7.97	4.70	14.47
Tier 6	10.03	7.74	4.54	13.98
Tier 7	10.46	8.26	4.90	15.08
Tier 8	10.15	7.88	4.64	14.28
Tier 9	10.31	8.08	4.79	14.74
Tier 10	10.71	8.58	5.13	15.78
Tier 11	9.99	7.70	4.54	13.96
Tier 12	10.38	8.20	4.90	15.08
Tier 13	9.66	7.37	4.34	13.36
Tier 14	9.96	7.74	4.59	14.12
MassMutual RetireEase SelectSM
Tier 1	-	9.05	5.31	13.06
Tier 2	-	9.29	5.66	13.91
MassMutual Transitions SelectSM
Tier 1	11.21	9.20	5.54	17.05
Tier 2	11.21	9.20	5.54	17.05
MassMutual Equity EdgeSM
Tier 1	-	8.93	-	-
Tier 2	-	-	-	-
Tier 3	-	-	-	-
Tier 4	-	9.20	-	-
MassMutual Transitions SelectSM II
Tier 1	10.69	9.81	-	-
Tier 2	10.54	9.66	-	-
Tier 3	10.69	9.81	-	-
MassMutual Capital VantageSM
Tier 1	10.67	9.79	-	-
Tier 2	10.83	9.93	-	-
Tier 3	10.47	9.60	-	-
Tier 4	10.67	9.79	-	-
Tier 5	10.63	9.75	-	-
Tier 6	10.83	9.93	-	-

See Notes to Financial Statements.

F-27

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2019

	BlackRock 60/40 Target Allocation ETF V.I.	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Discovery Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Investment income
Dividends	$63,619	$1,031,459	$383,073	$-	$98,041	$1,436	$155,492	$-

Expenses
Mortality and expense risk fee and administrative charges	15,576	2,831,394	2,252,071	165,124	2,015,235	1,034	78,807	188,124

Net Investment income (loss)	48,043	(1,799,935)	(1,868,998)	(165,124)	(1,917,194)	402	76,685	(188,124)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	21,130	20,486,032	4,165,800	(287,724)	6,138,714	2,285	209,796	20,027
Realized gain distribution	31,781	26,730,567	19,673,650	1,215,071	15,438,471	1,154	110,137	1,950,061
Realized gain (loss)	52,911	47,216,599	23,839,450	927,347	21,577,185	3,439	319,933	1,970,088

Change in net unrealized appreciation/ depreciation of investments	172,192	14,339,328	22,307,326	2,828,645	28,148,314	6,345	642,199	2,552,659

Net gain (loss) on investments	225,103	61,555,927	46,146,776	3,755,992	49,725,499	9,784	962,132	4,522,747

Net increase (decrease) in net assets resulting from operations	273,146	59,755,992	44,277,778	3,590,868	47,808,305	10,186	1,038,817	4,334,623

Capital transactions:
Transfer of net premiums	2,352,817	2,005,517	20,128,525	258,032	957,594	-	12,626	3,493,349
Transfers due to death benefits	-	(1,287,714)	(988,830)	(160,906)	(1,316,677)	-	(108,365)	(79,387)
Transfers due to annuity benefit payments	-	(639,595)	-	-	(295,422)	-	(7,390)	-
Transfers due to withdrawal of funds	(50,176)	(26,306,517)	(19,660,946)	(1,583,089)	(21,843,667)	(4,505)	(765,392)	(1,646,226)
Transfers due to loans, net of repayments	-	(3,155)	-	-	(2,505)	-	551	-
Transfers due to cost of insurance	-	(651,127)	(147,774)	(13,461)	(545,922)	21	(5,898)	(5,710)
Transfers due to contingent deferred sales charges	-	(1,040)	-	-	(377)	-	(83)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	97,460	-	-	83,973	-	2,932	-
Transfers between Sub-Accounts and to/from Fixed Account	(51,014)	(13,001,508)	(2,267,590)	(228,902)	(14,225,111)	(1)	(19,821)	746,734

Net increase (decrease) in net assets resulting from capital transactions	2,251,627	(39,787,679)	(2,936,615)	(1,728,326)	(37,188,114)	(4,485)	(890,840)	2,508,760
Total increase (decrease)	2,524,773	19,968,313	41,341,163	1,862,542	10,620,191	5,701	147,977	6,843,383

NET ASSETS, at beginning of the year	1,051,057	212,143,084	150,211,346	11,026,041	150,727,803	66,010	6,725,065	11,178,908

NET ASSETS, at end of the year	$3,575,830	$232,111,397	$191,552,509	$12,888,583	$161,347,994	$71,711	$6,873,042	$18,022,291

See Notes to Financial Statements.

F-28

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global Strategic Income	Invesco Oppenheimer V.I. Global Strategic Income	Invesco Oppenheimer V.I. Government Money	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. International Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)		(Series II)	(Series I)
Investment income
Dividends	$-	$424,340	$1,558,872	$2,446,735	$6,649,244	$122,182	$181,114	$337,841

Expenses
Mortality and expense risk fee and administrative charges	1,371,376	857,020	2,124,329	925,238	2,193,467	80,722	321,450	379,862

Net Investment income (loss)	(1,371,376)	(432,680)	(565,457)	1,521,497	4,455,777	41,460	(140,336)	(42,021)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	13,318,154	1,443,645	14,304,507	(1,109,341)	(3,142,770)	-	422,436	1,473,017
Realized gain distribution	13,843,266	9,583,142	24,623,412	-	-	-	1,252,186	1,656,553
Realized gain (loss)	27,161,420	11,026,787	38,927,919	(1,109,341)	(3,142,770)	-	1,674,622	3,129,570

Change in net unrealized appreciation/ depreciation of investments	8,693,739	6,457,530	7,534,847	5,915,099	14,432,197	-	4,435,578	4,578,494

Net gain (loss) on investments	35,855,159	17,484,317	46,462,766	4,805,758	11,289,427	-	6,110,200	7,708,064

Net increase (decrease) in net assets resulting from operations	34,483,783	17,051,637	45,897,309	6,327,255	15,745,204	41,460	5,969,864	7,666,043

Capital transactions:
Transfer of net premiums	846,960	3,998,368	1,343,993	4,106,953	1,382,765	465,601	1,607,203	270,377
Transfers due to death benefits	(780,422)	(402,402)	(1,130,674)	(316,017)	(1,870,164)	(132,243)	(149,846)	(177,061)
Transfers due to annuity benefit payments	(212,706)	-	(325,379)	-	(341,262)	(9,447)	-	(79,400)
Transfers due to withdrawal of funds	(14,669,535)	(7,102,098)	(19,812,113)	(8,139,311)	(22,400,256)	(1,877,281)	(3,043,515)	(3,166,155)
Transfers due to loans, net of repayments	19,201	-	721	-	(479)	6,721	-	(359)
Transfers due to cost of insurance	(379,813)	(168,620)	(459,844)	(262,142)	(675,617)	14,157	(61,880)	(115,825)
Transfers due to contingent deferred sales charges	(150)	-	(663)	-	(546)	(415)	-	(237)
Transfers due to net charge (credit) to annuitant mortality fluctuation	58,468	-	94,020	-	93,073	2,847	-	17,347
Transfers between Sub-Accounts and to/from Fixed Account	(12,360,018)	(1,841,257)	(10,595,545)	3,005,528	9,654,837	714,026	(985,075)	(1,690,800)

Net increase (decrease) in net assets resulting from capital transactions	(27,478,015)	(5,516,009)	(30,885,484)	(1,604,989)	(14,157,649)	(816,034)	(2,633,113)	(4,942,113)
Total increase (decrease)	7,005,768	11,535,628	15,011,825	4,722,266	1,587,555	(774,574)	3,336,751	2,723,930

NET ASSETS, at beginning of the year	99,470,922	58,317,027	161,039,139	70,206,556	173,249,673	7,836,332	23,629,838	30,045,032

NET ASSETS, at end of the year	$106,476,690	$69,852,655	$176,050,964	$74,928,822	$174,837,228	$7,061,758	$26,966,589	$32,768,962

See Notes to Financial Statements.

F-29

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

	Invesco Oppenheimer V.I.	Invesco Oppenheimer V.I.	Invesco Oppenheimer V.I. Total Return	Invesco V.I. Diversified	Invesco V.I. Diversified	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Main Street	Main Street	Bond	Dividend	Dividend	Health Care	Health Care	Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)
Investment income
Dividends	$144,284	$339,072	$69,198	$194,279	$384,177	$4,470	$-	$-

Expenses
Mortality and expense risk fee and administrative charges	223,032	355,970	27,243	74,454	201,762	119,524	162,048	79,523

Net Investment income (loss)	(78,748)	(16,898)	41,955	119,825	182,415	(115,054)	(162,048)	(79,523)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(81,269)	2,031,625	(72,863)	354,836	560,348	14,228	(1,048,946)	371,991
Realized gain distribution	2,862,220	5,104,342	-	360,544	781,526	248,462	311,373	600,781
Realized gain (loss)	2,780,951	7,135,967	(72,863)	715,380	1,341,874	262,690	(737,573)	972,772

Change in net unrealized appreciation/ depreciation of investments	1,782,839	1,265,119	193,430	582,389	1,633,360	2,701,215	4,223,352	1,127,027

Net gain (loss) on investments	4,563,790	8,401,086	120,567	1,297,769	2,975,234	2,963,905	3,485,779	2,099,799

Net increase (decrease) in net assets resulting from operations	4,485,042	8,384,188	162,522	1,417,594	3,157,649	2,848,851	3,323,731	2,020,276

Capital transactions:
Transfer of net premiums	1,615,212	207,202	-	135,299	163,728	185,100	219,770	126,743
Transfers due to death benefits	(64,820)	(246,034)	(49,227)	(69,543)	(36,521)	(100,551)	(52,250)	(80,759)
Transfers due to annuity benefit payments	-	(17,022)	-	(22,395)	-	(36,727)	-	(13,965)
Transfers due to withdrawal of funds	(1,435,312)	(3,079,307)	(167,887)	(482,620)	(3,879,312)	(999,953)	(1,983,721)	(709,263)
Transfers due to loans, net of repayments	-	13,983	-	(570)	-	(4,969)	-	815
Transfers due to cost of insurance	(3,949)	(31,480)	-	(6,633)	(2,293)	(15,284)	(6,033)	(11,513)
Transfers due to contingent deferred sales charges	-	(337)	(31)	(6)	-	(165)	-	(84)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	4,303	-	4,519	-	7,858	-	5,546
Transfers between Sub-Accounts and to/from Fixed Account	309,564	(1,631,978)	(29,862)	(464,336)	(204,922)	(25,105)	161,302	26,038

Net increase (decrease) in net assets resulting from capital transactions	420,695	(4,780,670)	(247,007)	(906,285)	(3,959,320)	(989,796)	(1,660,932)	(656,442)
Total increase (decrease)	4,905,737	3,603,518	(84,485)	511,309	(801,671)	1,859,055	1,662,799	1,363,834

NET ASSETS, at beginning of the year	14,676,353	28,990,577	2,072,652	6,260,165	14,983,575	9,685,524	11,728,521	6,043,444

NET ASSETS, at end of the year	$19,582,090	$32,594,095	$1,988,167	$6,771,474	$14,181,904	$11,544,579	$13,391,320	$7,407,278

See Notes to Financial Statements.

F-30

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

		Ivy VIP	MML	MML	MML	MML	MML
	Invesco V.I.	Asset	Aggressive	Aggressive	Asset	Balanced	Balanced	MML
	Technology	Strategy	Allocation	Allocation	Momentum	Allocation	Allocation	Blend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$-	$252,128	$701,564	$1,532,835	$11,125	$2,487,669	$9,417,853	$1,477,989

Expenses
Mortality and expense risk fee and administrative charges	134,886	160,806	433,410	1,105,512	16,385	1,257,566	5,351,668	727,089

Net Investment income (loss)	(134,886)	91,322	268,154	427,323	(5,260)	1,230,103	4,066,185	750,900

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	709,623	(247,527)	(235,566)	(1,570,531)	13,151	(1,778,522)	(7,423,221)	1,057,206
Realized gain distribution	901,658	480,737	3,182,935	7,977,684	82,458	4,474,621	18,903,620	3,001,460
Realized gain (loss)	1,611,281	233,210	2,947,369	6,407,153	95,609	2,696,099	11,480,399	4,058,666

Change in net unrealized appreciation/ depreciation of investments	1,459,573	1,843,362	3,765,968	10,968,570	399,315	9,658,376	41,306,061	6,115,051

Net gain (loss) on investments	3,070,854	2,076,572	6,713,337	17,375,723	494,924	12,354,475	52,786,460	10,173,717

Net increase (decrease) in net assets resulting from operations	2,935,968	2,167,894	6,981,491	17,803,046	489,664	13,584,578	56,852,645	10,924,617

Capital transactions:
Transfer of net premiums	89,531	887,307	915,247	5,042,933	51,199	822,191	23,585,504	704,086
Transfers due to death benefits	(5,090)	(68,520)	(10,572)	(377,679)	-	(1,059,605)	(5,526,818)	(811,623)
Transfers due to annuity benefit payments	-	-	-	-	-	-	-	(164,737)
Transfers due to withdrawal of funds	(2,168,617)	(1,586,502)	(2,848,186)	(7,817,189)	(108,009)	(10,426,606)	(56,175,493)	(4,709,066)
Transfers due to loans, net of repayments	-	-	(16,185)	-	-	161	-	10,879
Transfers due to cost of insurance	(3,865)	1,624	(99,361)	(68,304)	-	(676,653)	(1,975,339)	(97,048)
Transfers due to contingent deferred sales charges	-	-	(5)	-	-	-	-	(884)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	-	-	-	18,606
Transfers between Sub-Accounts and to/from Fixed Account	(257,207)	(122,301)	1,501,250	(2,134,615)	80,219	5,251,910	1,032,323	528,310

Net increase (decrease) in net assets resulting from capital transactions	(2,345,248)	(888,392)	(557,812)	(5,354,854)	23,409	(6,088,602)	(39,059,823)	(4,521,477)
Total increase (decrease)	590,720	1,279,502	6,423,679	12,448,192	513,073	7,495,976	17,792,822	6,403,140

NET ASSETS, at beginning of the year	9,565,714	11,123,858	31,085,089	83,188,210	1,380,613	91,530,192	391,117,726	56,577,666

NET ASSETS, at end of the year	$10,156,434	$12,403,360	$37,508,768	$95,636,402	$1,893,686	$99,026,168	$408,910,548	$62,980,806

See Notes to Financial Statements.

F-31

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

		MML	MML	MML	MML	MML	MML
	MML	Blue Chip	Blue Chip	Conservative	Conservative	Core	Dynamic	MML
	Blend	Growth	Growth	Allocation	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Service Class I)	(Initial Class)
Investment income
Dividends	$3,100,730	$-	$-	$1,978,322	$7,830,240	$23,331,103	$274,456	$485,153

Expenses
Mortality and expense risk fee and administrative charges	1,813,433	647,645	1,566,365	911,282	4,261,074	13,092,232	95,181	296,446

Net Investment income (loss)	1,287,297	(647,645)	(1,566,365)	1,067,040	3,569,166	10,238,871	179,275	188,707

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(73,179)	405,776	(348,578)	(1,662,609)	(7,575,750)	12,980,725	1,427	749,881
Realized gain distribution	6,623,292	7,087,372	16,705,052	2,740,736	12,038,400	69,255,848	-	1,256,784
Realized gain (loss)	6,550,113	7,493,148	16,356,474	1,078,127	4,462,650	82,236,573	1,427	2,006,665

Change in net unrealized appreciation/ depreciation of investments	16,815,310	6,405,103	13,746,567	7,402,973	31,647,572	56,642,518	346,144	2,950,898

Net gain (loss) on investments	23,365,423	13,898,251	30,103,041	8,481,100	36,110,222	138,879,091	347,571	4,957,563

Net increase (decrease) in net assets resulting from operations	24,652,720	13,250,606	28,536,676	9,548,140	39,679,388	149,117,962	526,846	5,146,270

Capital transactions:
Transfer of net premiums	28,306,885	599,469	17,920,830	913,574	16,370,995	27,613,079	2,974,296	185,153
Transfers due to death benefits	(759,035)	(397,075)	(594,311)	(435,446)	(4,488,827)	(6,184,778)	(45,005)	(158,112)
Transfers due to annuity benefit payments	-	(103,503)	-	(12,388)	-	(31,165)	-	(53,342)
Transfers due to withdrawal of funds	(10,775,020)	(5,162,760)	(9,890,716)	(10,938,468)	(51,013,859)	(120,703,201)	(344,139)	(2,317,806)
Transfers due to loans, net of repayments	-	1,770	-	1,349	-	14,964	-	16,384
Transfers due to cost of insurance	(47,055)	(96,492)	(50,196)	(507,759)	(1,464,941)	(6,271,281)	-	(57,173)
Transfers due to contingent deferred sales charges	-	(416)	-	(9)	-	-	-	(138)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	24,967	-	3,148	-	5,696	-	18,777
Transfers between Sub-Accounts and to/from Fixed Account	1,874,532	39,107	1,943,125	4,034,277	7,483,468	961,143	762,486	346,927

Net increase (decrease) in net assets resulting from capital transactions	18,600,307	(5,094,933)	9,328,732	(6,941,722)	(33,113,164)	(104,595,543)	3,347,638	(2,019,330)
Total increase (decrease)	43,253,027	8,155,673	37,865,408	2,606,418	6,566,224	44,522,419	3,874,484	3,126,940

NET ASSETS, at beginning of the year	118,605,705	48,210,759	99,468,289	72,187,610	306,155,920	944,978,070	6,269,866	21,958,025

NET ASSETS, at end of the year	$161,858,732	$56,366,432	$137,333,697	$74,794,028	$312,722,144	$989,500,489	$10,144,350	$25,084,965

See Notes to Financial Statements.

F-32

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

		MML	MML	MML	MML	MML	MML
	MML	Equity	Equity	Equity	Equity	Equity	Focused	MML
	Equity	Income	Income	Index	Index	Rotation	Equity	Foreign
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)		(Initial Class)
Investment income
Dividends	$1,676,046	$3,576,268	$1,717,767	$884,171	$1,149,404	$3,009	$6,699	$2,272,943

Expenses
Mortality and expense risk fee and administrative charges	1,200,457	1,961,158	1,075,963	447,557	571,371	16,022	175,527	1,633,343

Net Investment income (loss)	475,589	1,615,110	641,804	436,614	578,033	(13,013)	(168,828)	639,600

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	777,595	5,871,611	(1,050,516)	4,484,017	2,224,443	9,364	(2,184,422)	3,539,573
Realized gain distribution	4,947,171	14,400,377	7,762,803	2,865,640	4,048,456	28,617	337,215	1,885,363
Realized gain (loss)	5,724,766	20,271,988	6,712,287	7,349,657	6,272,899	37,981	(1,847,207)	5,424,936

Change in net unrealized appreciation/ depreciation of investments	13,402,010	12,687,501	10,590,788	902,994	4,403,413	199,355	5,321,730	7,941,866

Net gain (loss) on investments	19,126,776	32,959,489	17,303,075	8,252,651	10,676,312	237,336	3,474,523	13,366,802

Net increase (decrease) in net assets resulting from operations	19,602,365	34,574,599	17,944,879	8,689,265	11,254,345	224,323	3,305,695	14,006,402

Capital transactions:
Transfer of net premiums	6,706,389	1,087,477	4,776,915	471,599	527,775	70,159	3,164,542	941,022
Transfers due to death benefits	(412,527)	(1,086,408)	(375,312)	(256,839)	(271,227)	-	-	(923,814)
Transfers due to annuity benefit payments	-	(313,693)	-	(276,703)	-	-	-	(279,323)
Transfers due to withdrawal of funds	(9,491,666)	(19,508,804)	(9,422,654)	(5,842,613)	(4,858,285)	(52,309)	(1,070,252)	(17,512,310)
Transfers due to loans, net of repayments	-	253	-	356	-	-	212	969
Transfers due to cost of insurance	(399,000)	(542,262)	(377,941)	(20,905)	(174,466)	-	2,442	(511,222)
Transfers due to contingent deferred sales charges	-	(197)	-	(205)	-	-	-	(64)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	92,785	-	36,550	-	-	-	84,269
Transfers between Sub-Accounts and to/from Fixed Account	(1,923,228)	(5,876,500)	(1,147,099)	(2,645,108)	(1,330,691)	36,723	1,897,869	8,100,781

Net increase (decrease) in net assets resulting from capital transactions	(5,520,032)	(26,147,349)	(6,546,091)	(8,533,868)	(6,106,894)	54,573	3,994,813	(10,099,692)
Total increase (decrease)	14,082,333	8,427,250	11,398,788	155,397	5,147,451	278,896	7,300,508	3,906,710

NET ASSETS, at beginning of the year	82,975,610	148,592,012	75,340,152	32,889,678	40,825,319	1,462,409	10,379,415	124,201,591

NET ASSETS, at end of the year	$97,057,943	$157,019,262	$86,738,940	$33,045,075	$45,972,770	$1,741,305	$17,679,923	$128,108,301

See Notes to Financial Statements.

F-33

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

		MML	MML					MML
	MML	Fundamental	Fundamental	MML	MML	MML	MML	Growth
	Foreign	Growth	Value	Global	Global	Global	Growth	& Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)
Investment income
Dividends	$144,438	$54,648	$232,145	$37,767	$54,838	$22,489	$566,898	$672,195

Expenses
Mortality and expense risk fees and administrative charges	122,796	154,034	170,309	63,754	205,129	47,771	2,313,930	757,278

Net Investment income (loss)	21,642	(99,386)	61,836	(25,987)	(150,291)	(25,282)	(1,747,032)	(85,083)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(145,497)	(326,200)	(294,936)	211,854	(142,953)	33,609	1,672,272	5,522,284
Realized gain distribution	142,048	2,557,420	1,571,320	179,921	500,867	121,283	22,925,352	6,384,555
Realized gain (loss)	(3,449)	2,231,220	1,276,384	391,775	357,914	154,892	24,597,624	11,906,839

Change in net unrealized appreciation/ depreciation of investments	1,003,675	1,140,270	1,220,745	1,037,749	3,656,323	783,827	21,658,126	6,966,573

Net gain (loss) on investments	1,000,226	3,371,490	2,497,129	1,429,524	4,014,237	938,719	46,255,750	18,873,412

Net increase (decrease) in net assets resulting from operations	1,021,868	3,272,104	2,558,965	1,403,537	3,863,946	913,437	44,508,718	18,788,329

Capital transactions:
Transfer of net premiums	526,877	2,037,236	1,671,731	42,259	1,915,690	86,452	15,223,124	468,473
Transfers due to death benefits	(154,274)	(7,178)	(106,796)	(48,380)	(18,406)	(20,300)	(1,092,483)	(446,328)
Transfers due to annuity benefit payments	-	(1,461)	-	(24,812)	-	(31)	-	(42,347)
Transfers due to withdrawal of funds	(1,087,729)	(772,024)	(1,610,521)	(680,605)	(2,496,196)	(172,591)	(18,770,012)	(8,116,917)
Transfers due to loans, net of repayments	-	21	359	-	-	(142)	(22,550)	(1,516)
Transfers due to cost of insurance	(24,191)	326	914	(19,424)	(46,045)	-	(600,221)	(99,638)
Transfers due to contingent deferred sales charges	-	-	-	-	-	(121)	-	(316)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	611	-	10,956	-	2	-	16,840
Transfers between Sub-Accounts and to/from Fixed Account	205,070	293,384	429,042	(47,233)	(99,849)	382,365	(5,959,275)	(1,888,680)

Net increase (decrease) in net assets resulting from capital transactions	(534,247)	1,550,915	384,729	(767,239)	(744,806)	275,634	(11,221,417)	(10,110,429)
Total increase (decrease)	487,621	4,823,019	2,943,694	636,298	3,119,140	1,189,071	33,287,301	8,677,900

NET ASSETS, at beginning of the year	9,327,795	9,980,256	12,106,408	5,081,523	13,985,581	3,127,032	158,458,588	64,684,699

NET ASSETS, at end of the year	$9,815,416	$14,803,275	$15,050,102	$5,717,821	$17,104,721	$4,316,103	$191,745,889	$73,362,599

See Notes to Financial Statements.

F-34

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

							MML	MML
	MML	MML	MML		MML	MML	Inflation-	Inflation-
	Growth	Growth	Growth	MML	Income	Income	Protected	Protected
	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$307,225	$11,446,890	$19,537,848	$2,412,973	$460,893	$492,319	$3,272,991	$933,563

Expenses
Mortality and expense risk fees and administrative charges	513,163	6,572,344	11,876,132	504,446	272,859	356,924	1,769,421	548,685

Net Investment income (loss)	(205,938)	4,874,546	7,661,716	1,908,527	188,034	135,395	1,503,570	384,878

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,017,856	10,475,690	1,737,755	(513,435)	173,854	(782,735)	(2,007,838)	(1,017,498)
Realized gain distribution	3,734,294	41,510,815	80,232,504	-	874,162	1,063,492	-	-
Realized gain (loss)	5,752,150	51,986,505	81,970,259	(513,435)	1,048,016	280,757	(2,007,838)	(1,017,498)

Change in net unrealized appreciation/ depreciation of investments	4,836,076	33,540,151	80,413,697	2,476,461	3,452,493	5,080,163	9,764,163	3,323,559

Net gain (loss) on investments	10,588,226	85,526,656	162,383,956	1,963,026	4,500,509	5,360,920	7,756,325	2,306,061

Net increase (decrease) in net assets resulting from operations	10,382,288	90,401,202	170,045,672	3,871,553	4,688,543	5,496,315	9,259,895	2,690,939

Capital transactions:
Transfer of net premiums	5,785,071	5,339,237	14,997,556	5,998,856	270,832	2,340,640	1,117,735	4,480,483
Transfers due to death benefits	(271,180)	(1,529,300)	(3,096,552)	(263,938)	(190,348)	(233,995)	(1,850,026)	(336,538)
Transfers due to annuity benefit payments	-	-	(2,263)	(574)	(83,618)	-	(305,244)	-
Transfers due to withdrawal of funds	(3,515,917)	(42,098,972)	(103,778,660)	(3,872,436)	(2,022,827)	(2,523,761)	(18,756,163)	(6,401,188)
Transfers due to loans, net of repayments	-	(5,141)	-	(2,837)	3,648	-	(10,131)	-
Transfers due to cost of insurance	(66,959)	(4,240,050)	(5,630,300)	1,308	(37,073)	(40,500)	(534,538)	(113,632)
Transfers due to contingent deferred sales charges	-	(190)	-	-	(375)	-	(32)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	(1,112)	229	25,034	-	92,098	-
Transfers between Sub-Accounts and to/from Fixed Account	(129,602)	(18,071,826)	(9,001,361)	1,464,730	675,415	(35,132)	12,314,609	1,518,047

Net increase (decrease) in net assets resulting from capital transactions	1,801,413	(60,606,242)	(106,512,692)	3,325,338	(1,359,312)	(492,748)	(7,931,692)	(852,828)
Total increase (decrease)	12,183,701	29,794,960	63,532,980	7,196,891	3,329,231	5,003,567	1,328,203	1,838,111

NET ASSETS, at beginning of the year	33,813,200	484,216,996	915,267,296	35,992,862	20,869,071	24,435,731	135,793,211	41,399,216

NET ASSETS, at end of the year	$45,996,901	$514,011,956	$978,800,276	$43,189,753	$24,198,302	$29,439,298	$137,121,414	$43,237,327

See Notes to Financial Statements.

F-35

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

		MML	MML	MML	MML	MML	MML	MML
	MML	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	International	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$1,620,351	$99,692	$90,420	$61,834	$4,354,846	$8,767,931	$1,635,550	$407,250

Expenses
Mortality and expense risk fees and administrative charges	761,627	68,125	167,366	176,307	1,467,059	3,283,312	1,297,370	390,199

Net Investment income (loss)	858,724	31,567	(76,946)	(114,473)	2,887,787	5,484,619	338,180	17,051

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	510,970	(68,061)	(387,196)	(196,708)	(851,705)	(1,741,366)	2,643,757	46,512
Realized gain distribution	2,987,202	371,778	1,911,728	1,827,707	-	-	-	-
Realized gain (loss)	3,498,172	303,717	1,524,532	1,630,999	(851,705)	(1,741,366)	2,643,757	46,512

Change in net unrealized appreciation/ depreciation of investments	6,690,165	817,753	2,626,699	1,837,611	7,653,288	16,063,860	6,951,075	2,813,553

Net gain (loss) on investments	10,188,337	1,121,470	4,151,231	3,468,610	6,801,583	14,322,494	9,594,832	2,860,065

Net increase (decrease) in net assets resulting from operations	11,047,061	1,153,037	4,074,285	3,354,137	9,689,370	19,807,113	9,933,012	2,877,116

Capital transactions:
Transfer of net premiums	2,454,248	1,159,841	181,779	3,688,983	1,149,609	10,318,815	735,111	1,065,432
Transfers due to death benefits	(241,490)	(47,888)	(202,147)	(91,936)	(1,637,188)	(1,884,956)	(761,097)	(207,031)
Transfers due to annuity benefit payments	-	-	(6,748)	-	(251,526)	-	(212,082)	-
Transfers due to withdrawal of funds	(5,897,403)	(404,412)	(1,947,654)	(1,230,296)	(16,207,043)	(32,989,096)	(14,004,484)	(3,280,834)
Transfers due to loans, net of repayments	1,705	-	7,935	-	(5,917)	-	(3,155)	-
Transfers due to cost of insurance	(257,470)	(543)	(19,547)	(5,144)	(380,702)	(1,373,407)	(419,452)	(147,142)
Transfers due to contingent deferred sales charges	-	-	(170)	-	(170)	(75)	(296)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	1,960	-	(19,363)	-	58,766	-
Transfers between Sub-Accounts and to/from Fixed Account	(199,607)	114,017	(541,528)	87,387	7,827,258	16,536,477	6,896,791	1,319,963

Net increase (decrease) in net assets resulting from capital transactions	(4,140,017)	821,015	(2,526,120)	2,448,994	(9,525,042)	(9,392,242)	(7,709,898)	(1,249,612)
Total increase (decrease)	6,907,044	1,974,052	1,548,165	5,803,131	164,328	10,414,871	2,223,114	1,627,504

NET ASSETS, at beginning of the year	54,602,962	4,669,380	14,279,402	10,587,661	117,644,146	250,288,149	98,987,098	28,963,354

NET ASSETS, at end of the year	$61,510,006	$6,643,432	$15,827,567	$16,390,792	$117,808,474	$260,703,020	$101,210,212	$30,590,858

See Notes to Financial Statements.

F-36

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

							MML
	MML	MML	MML	MML	MML	MML	Short-	MML
	Mid Cap	Mid Cap	Mid Cap	Mid Cap	Moderate	Moderate	Duration	Small Cap
	Growth	Growth	Value	Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$17,189	$-	$2,343,586	$717,625	$7,705,794	$39,415,583	$877,443	$123,700

Expenses
Mortality and expense risk fees and administrative charges	945,631	1,335,109	1,798,227	645,484	3,855,856	22,874,917	362,171	294,425

Net Investment income (loss)	(928,442)	(1,335,109)	545,359	72,141	3,849,938	16,540,666	515,272	(170,725)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,225,081	75,254	(4,702,859)	(1,449,968)	2,787,411	(8,168,525)	(93,672)	(56,468)
Realized gain distribution	10,776,125	14,186,832	14,458,779	5,181,581	18,234,185	104,673,927	-	2,221,545
Realized gain (loss)	14,001,206	14,262,086	9,755,920	3,731,613	21,021,596	96,505,402	(93,672)	2,165,077

Change in net unrealized appreciation/ depreciation of investments	7,882,228	12,770,845	24,652,920	7,917,263	22,949,084	157,224,534	353,421	3,755,794

Net gain (loss) on investments	21,883,434	27,032,931	34,408,840	11,648,876	43,970,680	253,729,936	259,749	5,920,871

Net increase (decrease) in net assets resulting from operations	20,954,992	25,697,822	34,954,199	11,721,017	47,820,618	270,270,602	775,021	5,750,146

Capital transactions:
Transfer of net premiums	591,856	8,319,419	1,124,564	4,670,803	2,308,004	44,475,190	4,828,347	192,318
Transfers due to death benefits	(366,600)	(418,095)	(937,553)	(155,184)	(2,197,148)	(8,476,592)	(420,870)	(273,705)
Transfers due to annuity benefit payments	(194,349)	-	(341,749)	-	-	-	(508)	(18,708)
Transfers due to withdrawal of funds	(7,949,060)	(11,424,523)	(18,654,446)	(5,522,537)	(27,842,530)	(230,383,971)	(5,436,024)	(2,806,611)
Transfers due to loans, net of repayments	4,159	-	4,968	-	(3,523)	-	163	2,935
Transfers due to cost of insurance	(111,621)	(206,235)	(459,683)	(130,856)	(2,362,558)	(10,686,266)	721	(34,306)
Transfers due to contingent deferred sales charges	(1,359)	-	(1,429)	-	(7)	-	-	(303)
Transfers due to net charge (credit) to annuitant mortality fluctuation	34,192	-	84,838	-	-	-	211	(2,268)
Transfers between Sub-Accounts and to/from Fixed Account	(2,929,978)	(2,106,070)	(6,718,743)	(613,538)	2,149,241	(2,995,200)	4,955,519	(129,646)

Net increase (decrease) in net assets resulting from capital transactions	(10,922,760)	(5,835,504)	(25,899,233)	(1,751,312)	(27,948,521)	(208,066,839)	3,927,559	(3,070,294)
Total increase (decrease)	10,032,232	19,862,318	9,054,966	9,969,705	19,872,097	62,203,763	4,702,580	2,679,852

NET ASSETS, at beginning of the year	73,560,646	88,937,242	135,925,323	43,253,293	290,920,692	1,689,907,038	27,471,063	24,030,805

NET ASSETS, at end of the year	$83,592,878	$108,799,560	$144,980,289	$53,222,998	$310,792,789	$1,752,110,801	$32,173,643	$26,710,657

See Notes to Financial Statements.

F-37

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

	MML Small Cap Equity	MML Small Cap Growth Equity	MML Small Cap Growth Equity	MML Small Company Value	MML Small/Mid Cap Value	MML Small/Mid Cap Value	MML Special Situations	MML Strategic Emerging Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)
Investment income
Dividends	$54,890	$-	$-	$17,086	$643,843	$84,555	$-	$808

Expenses
Mortality and expense risk fees and administrative charges	273,113	1,230,552	297,507	279,820	1,335,767	282,219	7,493	177,655

Net Investment income (loss)	(218,223)	(1,230,552)	(297,507)	(262,734)	(691,924)	(197,664)	(7,493)	(176,847)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(528,103)	(2,139,360)	(411,252)	(268,857)	5,032,444	(586,307)	18,818	308,458
Realized gain distribution	1,868,747	16,362,801	4,375,793	3,270,006	12,450,021	2,708,057	-	-
Realized gain (loss)	1,340,644	14,223,441	3,964,541	3,001,149	17,482,465	2,121,750	18,818	308,458

Change in net unrealized appreciation/ depreciation of investments	3,410,403	14,231,752	2,583,821	1,810,489	1,273,499	1,671,298	133,505	2,888,283

Net gain (loss) on investments	4,751,047	28,455,193	6,548,362	4,811,638	18,755,964	3,793,048	152,323	3,196,741

Net increase (decrease) in net assets resulting from operations	4,532,824	27,224,641	6,250,855	4,548,904	18,064,040	3,595,384	144,830	3,019,894

Capital transactions:
Transfer of net premiums	2,409,137	646,149	3,650,727	2,704,368	780,026	2,345,390	72,574	1,793,029
Transfers due to death benefits	(219,187)	(765,536)	(215,011)	(122,337)	(654,097)	(176,395)	-	(192,291)
Transfers due to annuity benefit payments	-	(201,492)	-	-	(255,812)	-	-	-
Transfers due to withdrawal of funds	(2,372,962)	(13,247,148)	(2,421,982)	(1,627,235)	(13,952,871)	(1,904,858)	(15,077)	(1,469,743)
Transfers due to loans, net of repayments	-	762	-	(3,997)	(2,780)	-	-	755
Transfers due to cost of insurance	(10,528)	(369,155)	(30,616)	(14,126)	(382,430)	(42,655)	-	(16,440)
Transfers due to contingent deferred sales charges	-	(220)	-	-	(13)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	54,368	-	-	69,768	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(69,857)	(7,676,486)	(488,533)	156,888	1,652,039	275,047	(9,017)	(90,869)

Net increase (decrease) in net assets resulting from capital transactions	(263,397)	(21,558,758)	494,585	1,093,561	(12,746,170)	496,529	48,480	24,441
Total increase (decrease)	4,269,427	5,665,883	6,745,440	5,642,465	5,317,870	4,091,913	193,310	3,044,335

NET ASSETS, at beginning of the year	18,425,202	89,078,989	19,280,671	19,022,657	100,384,944	19,194,837	642,435	12,694,684

NET ASSETS, at end of the year	$22,694,629	$94,744,872	$26,026,111	$24,665,122	$105,702,814	$23,286,750	$835,745	$15,739,019

See Notes to Financial Statements.

F-38

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2019

				PIMCO	VY®
		MML U.S.	Oppenheimer	Commodity	Clarion
	MML Total	Government	Global Multi-	RealReturn®	Global
	Return Bond	Money Market	Alternatives	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income
Dividends	$840,729	$1,236,319	$25,745	$395,402	402,148

Expenses
Mortality and expense risk fees and administrative charges	345,638	853,495	9,712	116,223	198,024

Net Investment income (loss)	495,091	382,824	16,033	279,179	204,124

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	44,377	9,172	(52,512)	(1,242,030)	279,825
Realized gain distribution	-	-	-	-	-
Realized gain (loss)	44,377	9,172	(52,512)	(1,242,030)	279,825

Change in net unrealized appreciation/ depreciation of investments	1,325,845	(9,171)	105,766	1,820,946	2,648,085

Net gain (loss) on investments	1,370,222	1	53,254	578,916	2,927,910

Net increase (decrease) in net assets resulting from operations	1,865,313	382,825	69,287	858,095	3,132,034

Capital transactions:
Transfer of net premiums	6,878,184	7,178,793	77,299	245,228	244,406
Transfers due to death benefits	(207,413)	(695,051)	-	(25,266)	(96,548)
Transfers due to annuity benefit payments	-	(54,531)	-	(19,829)	(49,653)
Transfers due to withdrawal of funds	(2,032,460)	(24,972,215)	(97,676)	(1,162,008)	(1,750,988)
Transfers due to loans, net of repayments	1,485	11,537	-	635	2,106
Transfers due to cost of insurance	466	(87,585)	251	(35,387)	(45,552)
Transfers due to contingent deferred sales charges	-	(382)	-	(7)	(17)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	16,604	-	4,098	11,761
Transfers between Sub-Accounts and to/from Fixed Account	1,792,124	16,989,570	(2,332,862)	201,011	129,245

Net increase (decrease) in net assets resulting from capital transactions	6,432,386	(1,613,260)	(2,352,988)	(791,525)	(1,555,240)
Total increase (decrease)	8,297,699	(1,230,435)	(2,283,701)	66,570	1,576,794

NET ASSETS, at beginning of the year	23,676,108	76,764,657	2,283,703	8,967,304	14,174,962

NET ASSETS, at end of the year	$31,973,807	$75,534,222	$2	$9,033,874	15,751,756

See Notes to Financial Statements.

F-39

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2018

	BlackRock iShares® Alternative Strategies V.I.	BlackRock iShares® Dynamic Allocation V.I.	BlackRock iShares® Dynamic Fixed Income V.I.	BlackRock iShares® Equity Appreciation V.I.	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Invesco V.I. Diversified Dividend	Invesco V.I. Diversified Dividend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)
Investment income
Dividends	$-	$8,531	$-	$-	$1,718,640	$723,298	$167,430	$364,723

Expenses
Mortality and expense risk fees and administrative charges	6,786	9,864	4,210	2,978	3,141,958	2,107,407	79,461	230,327

Net Investment income (loss)	(6,786)	(1,333)	(4,210)	(2,978)	(1,423,318)	(1,384,109)	87,969	134,396

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	78,081	13,168	(44,795)	85,884	20,729,684	5,476,975	262,741	422,206
Realized gain distribution	-	15,008	-	-	22,805,553	13,688,350	240,396	585,200
Realized gain (loss)	78,081	28,176	(44,795)	85,884	43,535,237	19,165,325	503,137	1,007,406

Change in net unrealized appreciation/ depreciation of investments	(58,084)	(96,579)	13,456	(107,350)	(57,345,911)	(30,696,695)	(1,197,579)	(2,653,493)

Net gain (loss) on investments	19,997	(68,403)	(31,339)	(21,466)	(13,810,674)	(11,531,370)	(694,442)	(1,646,087)

Net increase (decrease) in net assets resulting from operations	13,211	(69,736)	(35,549)	(24,444)	(15,233,992)	(12,915,479)	(606,473)	(1,511,691)

Capital transactions:
Transfer of net premiums	84,504	233,922	31,557	75,867	3,201,808	23,122,567	216,457	243,807
Transfers due to death benefits	-	-	-	-	(2,833,015)	(828,135)	(33,895)	(79,285)
Transfers due to annuity benefit payments	-	-	-	-	(614,625)	-	(24,108)	-
Transfers due to withdrawal of funds	(10,780)	(13,409)	(1,642,202)	(1,204,212)	(32,637,790)	(13,513,971)	(484,889)	(1,512,570)
Transfers due to loans, net of repayments	-	-	-	-	(16,076)	-	5,232	-
Transfers due to cost of insurance	-	-	-	-	(694,398)	(152,574)	(7,767)	(4,257)
Transfers due to contingent deferred sales charges	-	-	-	-	(1,130)	-	(24)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	26,099	-	3,661	-
Transfers between Sub-Accounts and to/from Fixed Account	(1,134,771)	16,260	(26,358)	269,971	(9,311,210)	(380,843)	(528,941)	691,842

Net increase (decrease) in net assets resulting from capital transactions	(1,061,047)	236,773	(1,637,003)	(858,374)	(42,880,337)	8,247,044	(854,274)	(660,463)
Total increase (decrease)	(1,047,836)	167,037	(1,672,552)	(882,818)	(58,114,329)	(4,668,435)	(1,460,747)	(2,172,154)

NET ASSETS, at beginning of the year	1,047,836	884,020	1,672,552	882,818	270,257,413	154,879,781	7,720,912	17,155,729

NET ASSETS, at end of the year	$-	$1,051,057	$-	$-	$212,143,084	$150,211,346	$6,260,165	$14,983,575

See Notes to Financial Statements.

F-40

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

					Ivy VIP	MML	MML	MML
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Asset	Aggressive	Aggressive	Asset
	Health Care	Health Care	Technology	Technology	Strategy	Allocation	Allocation	Momentum
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)
Investment income
Dividends	$-	$-	$-	$-	$226,690	$479,054	$1,050,835	$1,458

Expenses
Mortality and expense risk fees and administrative charges	125,521	177,163	82,709	145,931	171,460	447,294	1,122,028	16,157

Net Investment income (loss)	(125,521)	(177,163)	(82,709)	(145,931)	55,230	31,760	(71,193)	(14,699)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	311,212	(1,210,825)	514,501	361,684	(270,033)	1,281,995	260,515	34,041
Realized gain distribution	1,388,052	1,784,374	321,621	538,449	496,314	1,744,273	4,592,385	149,700
Realized gain (loss)	1,699,264	573,549	836,122	900,133	226,281	3,026,268	4,852,900	183,741

Change in net unrealized appreciation/ depreciation of investments	(1,531,994)	(412,785)	(761,053)	(1,056,607)	(1,101,809)	(6,193,537)	(13,511,866)	(463,365)

Net gain (loss) on investments	167,270	160,764	75,069	(156,474)	(875,528)	(3,167,269)	(8,658,966)	(279,624)

Net increase (decrease) in net assets resulting from operations	41,749	(16,399)	(7,640)	(302,405)	(820,298)	(3,135,509)	(8,730,159)	(294,323)

Capital transactions:
Transfer of net premiums	176,701	222,589	170,808	181,340	1,667,654	2,258,258	6,206,667	188,990
Transfers due to death benefits	(99,658)	(37,102)	(48,608)	(93,192)	(9,959)	(5,437)	(259,980)	-
Transfers due to annuity benefit payments	(33,150)	-	(12,102)	-	-	-	-	-
Transfers due to withdrawal of funds	(1,351,007)	(1,969,248)	(1,215,104)	(1,491,611)	(1,458,101)	(6,004,153)	(7,034,493)	(43,010)
Transfers due to loans, net of repayments	3,954	-	(310)	-	-	16,669	-	-
Transfers due to cost of insurance	(14,155)	(6,876)	(10,829)	(3,251)	1,507	(82,349)	(79,203)	-
Transfers due to contingent deferred sales charges	(176)	-	(93)	-	-	(5)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	993	-	5,331	-	-	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(292,522)	(452,899)	122,607	1,857,458	(31,842)	22,293	2,842,907	10,143

Net increase (decrease) in net assets resulting from capital transactions	(1,609,020)	(2,243,536)	(988,300)	450,744	169,259	(3,794,724)	1,675,898	156,123
Total increase (decrease)	(1,567,271)	(2,259,935)	(995,940)	148,339	(651,039)	(6,930,233)	(7,054,261)	(138,200)

NET ASSETS, at beginning of the year	11,252,795	13,988,456	7,039,384	9,417,375	11,774,897	38,015,322	90,242,471	1,518,813

NET ASSETS, at end of the year	$9,685,524	$11,728,521	$6,043,444	$9,565,714	$11,123,858	$31,085,089	$83,188,210	$1,380,613

See Notes to Financial Statements.

F-41

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

	MML	MML			MML	MML	MML	MML
	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative
	Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$2,414,842	$9,025,738	$1,347,183	$2,160,355	$-	$-	$2,045,252	$7,756,239

Expenses
Mortality and expense risk fees and administrative charges	1,382,718	5,907,802	766,027	1,415,960	664,174	1,254,735	1,001,261	4,735,705

Net Investment income (loss)	1,032,124	3,117,936	581,156	744,395	(664,174)	(1,254,735)	1,043,991	3,020,534

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,005,974)	(4,330,604)	1,545,972	986,561	3,490,799	712,700	(2,815,219)	(8,227,464)
Realized gain distribution	3,968,144	16,702,234	4,357,465	6,640,494	10,506,190	19,580,122	1,600,365	6,777,412
Realized gain (loss)	2,962,170	12,371,630	5,903,437	7,627,055	13,996,989	20,292,822	(1,214,854)	(1,450,052)

Change in net unrealized appreciation/ depreciation of investments	(9,668,770)	(40,932,361)	(9,675,198)	(16,086,761)	(12,196,429)	(21,052,548)	(3,435,101)	(18,104,366)

Net gain (loss) on investments	(6,706,600)	(28,560,731)	(3,771,761)	(8,459,706)	1,800,560	(759,726)	(4,649,955)	(19,554,418)

Net increase (decrease) in net assets resulting from operations	(5,674,476)	(25,442,795)	(3,190,605)	(7,715,311)	1,136,386	(2,014,461)	(3,605,964)	(16,533,884)

Capital transactions:
Transfer of net premiums	1,386,948	28,698,583	648,968	42,190,012	676,442	24,790,403	1,271,140	18,001,372
Transfers due to death benefits	(1,648,163)	(3,835,271)	(720,532)	(663,604)	(1,302,327)	(470,560)	(3,145,514)	(6,488,833)
Transfers due to annuity benefit payments	(2,507)	-	(155,603)	-	(82,110)	-	(1,990)	-
Transfers due to withdrawal of funds	(11,875,273)	(57,536,512)	(6,886,811)	(5,946,935)	(7,071,886)	(6,474,528)	(11,931,723)	(54,346,067)
Transfers due to loans, net of repayments	(7,268)	-	3,757	-	5,615	-	(1,447)	-
Transfers due to cost of insurance	(707,962)	(2,161,507)	(100,645)	(53,729)	(96,052)	(52,403)	(523,740)	(1,624,976)
Transfers due to contingent deferred sales charges	-	-	(917)	-	(391)	-	(10)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	102	-	38,504	-	13,924	-	258	-
Transfers between Sub-Accounts and to/from Fixed Account	(2,226,646)	(8,314,389)	740,072	2,676,032	(2,091,921)	6,617,798	5,146,231	(1,575,388)

Net increase (decrease) in net assets resulting from capital transactions	(15,080,769)	(43,149,096)	(6,433,207)	38,201,776	(9,948,706)	24,410,710	(9,186,795)	(46,033,892)
Total increase (decrease)	(20,755,245)	(68,591,891)	(9,623,812)	30,486,465	(8,812,320)	22,396,249	(12,792,759)	(62,567,776)

NET ASSETS, at beginning of the year	112,285,437	459,709,617	66,201,478	88,119,240	57,023,079	77,072,040	84,980,369	368,723,696

NET ASSETS, at end of the year	$91,530,192	$391,117,726	$56,577,666	$118,605,705	$48,210,759	$99,468,289	$72,187,610	$306,155,920

See Notes to Financial Statements.

F-42

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

	MML	MML			MML	MML	MML	MML
	Core Allocation	Dynamic Bond	MML Equity	MML Equity	Equity Income	Equity Income	Equity Index	Equity Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)
Investment income
Dividends	$17,983,423	$177,628	$464,555	$1,474,295	$3,353,091	$1,428,016	$628,058	$638,157

Expenses
Mortality and expense risk fees and administrative charges	14,523,185	62,596	324,541	1,257,215	2,237,842	1,111,858	551,271	614,037

Net Investment income (loss)	3,460,238	115,032	140,014	217,080	1,115,249	316,158	76,787	24,120

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	27,636,849	(24,032)	1,628,931	3,116,690	12,819,137	1,577,598	5,817,283	2,579,616
Realized gain distribution	72,049,027	-	3,668,755	13,356,153	17,327,744	8,407,927	1,459,357	1,713,347
Realized gain (loss)	99,685,876	(24,032)	5,297,686	16,472,843	30,146,881	9,985,525	7,276,640	4,292,963

Change in net unrealized appreciation/ depreciation of investments	(165,551,325)	(153,469)	(8,164,351)	(27,104,690)	(48,556,654)	(19,156,024)	(9,095,166)	(6,789,045)

Net gain (loss) on investments	(65,865,449)	(177,501)	(2,866,665)	(10,631,847)	(18,409,773)	(9,170,499)	(1,818,526)	(2,496,082)

Net increase (decrease) in net assets resulting from operations	(62,405,211)	(62,469)	(2,726,651)	(10,414,767)	(17,294,524)	(8,854,341)	(1,741,739)	(2,471,962)

Capital transactions:
Transfer of net premiums	29,780,244	2,292,479	192,892	6,067,443	1,317,260	4,575,712	366,871	414,948
Transfers due to death benefits	(2,535,575)	(7,295)	(108,946)	(548,571)	(1,781,273)	(233,660)	(255,565)	(284,953)
Transfers due to annuity benefit payments	(30,139)	-	(54,098)	-	(319,121)	-	(258,059)	-
Transfers due to withdrawal of funds	(110,650,088)	(295,430)	(3,004,882)	(8,618,854)	(23,727,025)	(7,666,281)	(8,475,008)	(5,014,348)
Transfers due to loans, net of repayments	14,566	-	(11,942)	-	(7,442)	-	3,439	-
Transfers due to cost of insurance	(6,714,719)	-	(57,890)	(418,904)	(590,002)	(392,141)	(21,946)	(185,751)
Transfers due to contingent deferred sales charges	-	-	(177)	-	(194)	-	(195)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(50,707)	-	19,496	-	64,242	-	21,125	-
Transfers between Sub-Accounts and to/from Fixed Account	14,292,669	(68,495)	(123,041)	2,094,047	(1,666,000)	1,703,371	(1,079,261)	(348,011)

Net increase (decrease) in net assets resulting from capital transactions	(75,893,749)	1,921,259	(3,148,588)	(1,424,839)	(26,709,555)	(2,012,999)	(9,698,599)	(5,418,115)
Total increase (decrease)	(138,298,960)	1,858,790	(5,875,239)	(11,839,606)	(44,004,079)	(10,867,340)	(11,440,338)	(7,890,077)

NET ASSETS, at beginning of the year	1,083,277,030	4,411,076	27,833,264	94,815,216	192,596,091	86,207,492	44,330,016	48,715,396

NET ASSETS, at end of the year	$944,978,070	$6,269,866	$21,958,025	$82,975,610	$148,592,012	$75,340,152	$32,889,678	$40,825,319

See Notes to Financial Statements.

F-43

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

	MML	MML			MML	MML
	Equity	Focused	MML	MML	Fundamental	Fundamental	MML	MML
	Rotation	Equity	Foreign	Foreign	Growth	Value	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)
Investment income
Dividends	$10,970	$280,406	$3,332,613	$214,292	$97,985	$203,261	$67,160	$145,802

Expenses
Mortality and expense risk fees and administrative charges	14,870	126,161	1,912,568	140,802	105,305	166,351	68,618	209,485

Net Investment income (loss)	(3,900)	154,245	1,420,045	73,490	(7,320)	36,910	(1,458)	(63,683)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	34,940	(1,360,328)	5,191,546	190,828	(133,603)	(61,638)	271,327	131,101
Realized gain distribution	199,580	6,125,369	-	-	2,662,012	1,239,951	738,305	1,964,128
Realized gain (loss)	234,520	4,765,041	5,191,546	190,828	2,528,409	1,178,313	1,009,632	2,095,229

Change in net unrealized appreciation/ depreciation of investments	(400,954)	(4,976,985)	(32,294,765)	(2,160,993)	(2,877,599)	(2,819,324)	(1,622,364)	(3,734,004)

Net gain (loss) on investments	(166,434)	(211,944)	(27,103,219)	(1,970,165)	(349,190)	(1,641,011)	(612,732)	(1,638,775)

Net increase (decrease) in net assets resulting from operations	(170,334)	(57,699)	(25,683,174)	(1,896,675)	(356,510)	(1,604,101)	(614,190)	(1,702,458)

Capital transactions:
Transfer of net premiums	394,973	1,978,099	909,617	621,793	3,454,887	2,377,417	21,909	1,348,127
Transfers due to death benefits	(6,795)	(18,213)	(1,564,454)	(44,031)	(68,244)	(92,144)	(35,976)	(33,479)
Transfers due to annuity benefit payments	-	-	(285,802)	-	(1,397)	-	(37,263)	-
Transfers due to withdrawal of funds	(13,602)	(1,180,738)	(19,556,444)	(1,251,204)	(569,718)	(1,149,579)	(645,387)	(1,879,329)
Transfers due to loans, net of repayments	-	137	6,314	-	137	492	-	-
Transfers due to cost of insurance	-	1,866	(565,587)	(25,003)	(11)	1,517	(19,432)	(46,827)
Transfers due to contingent deferred sales charges	-	-	(74)	-	-	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	58,510	-	564	-	11,970	-
Transfers between Sub-Accounts and to/from Fixed Account	(28,615)	612,838	10,968,678	438,615	1,018,935	667,989	(124,730)	306,833

Net increase (decrease) in net assets resulting from capital transactions	345,961	1,393,989	(10,029,242)	(259,830)	3,835,153	1,805,692	(828,909)	(304,675)
Total increase (decrease)	175,627	1,336,290	(35,712,416)	(2,156,505)	3,478,643	201,591	(1,443,099)	(2,007,133)

NET ASSETS, at beginning of the year	1,286,782	9,043,125	159,914,007	11,484,300	6,501,613	11,904,817	6,524,622	15,992,714

NET ASSETS, at end of the year	$1,462,409	$10,379,415	$124,201,591	$9,327,795	$9,980,256	$12,106,408	$5,081,523	$13,985,581

See Notes to Financial Statements.

F-44

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

			MML	MML	MML	MML		MML
	MML	MML	Growth	Growth	Growth	Growth	MML	Income
	Global	Growth	& Income	& Income	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$41,432	$478,567	$645,064	$242,772	$9,780,259	$15,838,312	$2,250,889	$438,765

Expenses
Mortality and expense risk fees and administrative charges	47,906	2,268,356	804,682	442,719	7,259,153	12,963,458	466,635	294,195

Net Investment income (loss)	(6,474)	(1,789,789)	(159,618)	(199,947)	2,521,106	2,874,854	1,784,254	144,570

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	87,816	7,304,196	5,650,297	2,382,461	3,819,327	28,911,513	(523,965)	1,319,566
Realized gain distribution	453,627	19,542,991	-	-	34,925,796	65,895,636	-	5,838,217
Realized gain (loss)	541,443	26,847,187	5,650,297	2,382,461	38,745,123	94,807,149	(523,965)	7,157,783

Change in net unrealized appreciation/ depreciation of investments	(920,133)	(27,863,924)	(9,533,325)	(4,758,831)	(84,117,325)	(180,062,498)	(3,057,997)	(10,373,312)

Net gain (loss) on investments	(378,690)	(1,016,737)	(3,883,028)	(2,376,370)	(45,372,202)	(85,255,349)	(3,581,962)	(3,215,529)

Net increase (decrease) in net assets resulting from operations	(385,164)	(2,806,526)	(4,042,646)	(2,576,317)	(42,851,096)	(82,380,495)	(1,797,708)	(3,070,959)

Capital transactions:
Transfer of net premiums	104,741	16,969,035	742,836	9,423,976	4,805,536	30,119,148	7,263,488	210,484
Transfers due to death benefits	(18,856)	(583,949)	(1,792,882)	(109,809)	(1,686,140)	(2,643,677)	(212,566)	(352,221)
Transfers due to annuity benefit payments	(24)	-	(41,280)	-	-	(7,066)	(586)	(88,055)
Transfers due to withdrawal of funds	(333,128)	(15,795,684)	(7,559,258)	(1,859,609)	(59,830,803)	(111,528,567)	(3,238,934)	(3,099,658)
Transfers due to loans, net of repayments	5,759	6,055	7,877	-	(21,594)	-	(919)	8,476
Transfers due to cost of insurance	-	(642,651)	(108,731)	(65,173)	(4,406,205)	(5,848,096)	(127)	(36,456)
Transfers due to contingent deferred sales charges	(159)	-	(297)	-	(179)	-	-	(473)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(24)	-	15,524	-	-	(7,489)	243	24,565
Transfers between Sub-Accounts and to/from Fixed Account	(107,992)	(6,432,423)	(1,470,227)	(1,613,617)	(1,621,709)	6,668,933	(441,912)	(330,963)

Net increase (decrease) in net assets resulting from capital transactions	(349,683)	(6,479,617)	(10,206,438)	5,775,768	(62,761,094)	(83,246,814)	3,368,687	(3,664,301)
Total increase (decrease)	(734,847)	(9,286,143)	(14,249,084)	3,199,451	(105,612,190)	(165,627,309)	1,570,979	(6,735,260)

NET ASSETS, at beginning of the year	3,861,879	167,744,731	78,933,783	30,613,749	589,829,186	1,080,894,605	34,421,883	27,604,331

NET ASSETS, at end of the year	$3,127,032	$158,458,588	$64,684,699	$33,813,200	$484,216,996	$915,267,296	$35,992,862	$20,869,071

See Notes to Financial Statements.

F-45

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

		MML	MML
	MML	Inflation-	Inflation-		MML	MML	MML	MML
	Income	Protected	Protected	MML	International	Large Cap	Large Cap	Managed
	& Growth	and Income	and Income	International	Equity	Growth	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$435,578	$4,822,517	$1,280,315	$500,007	$75,595	$105,071	$55,232	$4,572,005

Expenses
Mortality and expense risk fees and administrative charges	359,338	2,024,761	596,476	806,921	58,603	180,753	130,814	1,658,966

Net Investment income (loss)	76,240	2,797,756	683,839	(306,914)	16,992	(75,682)	(75,582)	2,913,039

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	562,733	(6,955,939)	(1,845,870)	1,148,471	65,526	449,571	(305,447)	(2,272,563)
Realized gain distribution	6,573,055	-	-	2,002,517	38,042	1,187,005	771,709	-
Realized gain (loss)	7,135,788	(6,955,939)	(1,845,870)	3,150,988	103,568	1,636,576	466,262	(2,272,563)

Change in net unrealized appreciation/ depreciation of investments	(10,889,296)	(27,981)	(143,259)	(12,024,521)	(1,528,167)	(1,946,989)	(922,260)	(3,144,989)

Net gain (loss) on investments	(3,753,508)	(6,983,920)	(1,989,129)	(8,873,533)	(1,424,599)	(310,413)	(455,998)	(5,417,552)

Net increase (decrease) in net assets resulting from operations	(3,677,268)	(4,186,164)	(1,305,290)	(9,180,447)	(1,407,607)	(386,095)	(531,580)	(2,504,513)

Capital transactions:
Transfer of net premiums	4,173,459	1,112,413	3,346,502	3,368,146	2,064,061	180,123	3,560,280	864,797
Transfers due to death benefits	(134,488)	(1,578,478)	(372,845)	(137,700)	-	(166,270)	(17,292)	(1,342,403)
Transfers due to annuity benefit payments	-	(317,508)	-	-	-	(6,514)	-	(266,460)
Transfers due to withdrawal of funds	(2,309,739)	(22,263,600)	(6,344,429)	(5,172,103)	(275,644)	(2,163,319)	(652,755)	(21,078,587)
Transfers due to loans, net of repayments	-	372	-	(2,213)	-	4,128	-	8,412
Transfers due to cost of insurance	(35,219)	(589,473)	(123,954)	(257,876)	84	(21,501)	(3,653)	(414,139)
Transfers due to contingent deferred sales charges	-	(37)	-	-	-	(195)	-	(186)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	17,506	-	-	-	1,292	-	2,863
Transfers between Sub-Accounts and to/from Fixed Account	(1,265,992)	(2,900,708)	76,603	1,270,104	434,017	(447,331)	725,845	(686,200)

Net increase (decrease) in net assets resulting from capital transactions	428,021	(26,519,513)	(3,418,123)	(931,642)	2,222,518	(2,619,587)	3,612,425	(22,911,903)
Total increase (decrease)	(3,249,247)	(30,705,677)	(4,723,413)	(10,112,089)	814,911	(3,005,682)	3,080,845	(25,416,416)

NET ASSETS, at beginning of the year	27,684,978	166,498,888	46,122,629	64,715,051	3,854,469	17,285,084	7,506,816	143,060,562

NET ASSETS, at end of the year	$24,435,731	$135,793,211	$41,399,216	$54,602,962	$4,669,380	$14,279,402	$10,587,661	$117,644,146

See Notes to Financial Statements.

F-46

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

	MML	MML	MML	MML	MML	MML	MML	MML
	Managed	Managed	Managed	Mid Cap	Mid Cap	Mid Cap	Mid Cap	Moderate
	Bond	Volatility	Volatility	Growth	Growth	Value	Value	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$8,748,567	$1,405,463	$306,248	$-	$-	$2,473,218	$650,770	$6,998,631

Expenses
Mortality and expense risk fees and administrative charges	3,604,714	1,516,741	426,630	987,166	1,266,472	2,054,849	649,625	4,188,812

Net Investment income (loss)	5,143,853	(111,278)	(120,382)	(987,166)	(1,266,472)	418,369	1,145	2,809,819

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(3,827,867)	8,428,121	141,264	4,831,988	1,637,111	3,914,435	(201,527)	12,579,150
Realized gain distribution	-	-	-	10,702,289	12,765,952	16,948,063	5,255,201	14,960,021
Realized gain (loss)	(3,827,867)	8,428,121	141,264	15,534,277	14,403,063	20,862,498	5,053,674	27,539,171

Change in net unrealized appreciation/ depreciation of investments	(7,010,184)	(14,955,901)	(1,947,332)	(16,520,497)	(16,662,162)	(43,296,259)	(12,189,252)	(51,329,474)

Net gain (loss) on investments	(10,838,051)	(6,527,780)	(1,806,068)	(986,220)	(2,259,099)	(22,433,761)	(7,135,578)	(23,790,303)

Net increase (decrease) in net assets resulting from operations	(5,694,198)	(6,639,058)	(1,926,450)	(1,973,386)	(3,525,571)	(22,015,392)	(7,134,433)	(20,980,484)

Capital transactions:
Transfer of net premiums	12,141,637	797,576	1,373,655	835,055	11,365,918	1,262,259	5,232,576	2,123,898
Transfers due to death benefits	(832,391)	(1,217,488)	(93,670)	(733,039)	(381,743)	(1,707,272)	(411,270)	(2,045,653)
Transfers due to annuity benefit payments	-	(214,308)	-	(126,681)	-	(274,879)	-	-
Transfers due to withdrawal of funds	(32,784,662)	(15,540,301)	(4,318,393)	(8,426,020)	(9,619,457)	(21,841,932)	(5,520,492)	(40,087,582)
Transfers due to loans, net of repayments	-	5,762	-	(4,522)	-	(24,371)	-	(81,607)
Transfers due to cost of insurance	(1,495,785)	(466,310)	(159,303)	(117,800)	(216,033)	(500,433)	(133,522)	(2,428,177)
Transfers due to contingent deferred sales charges	(69)	(351)	-	(1,303)	-	(1,457)	-	(7)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	35,129	-	(34,000)	-	(14,029)	-	-
Transfers between Sub-Accounts and to/from Fixed Account	5,377,606	(2,177,678)	389,539	(2,663,338)	183,145	3,153,201	1,480,055	2,803,818

Net increase (decrease) in net assets resulting from capital transactions	(17,593,664)	(18,777,969)	(2,808,172)	(11,271,648)	1,331,830	(19,948,913)	647,347	(39,715,310)
Total increase (decrease)	(23,287,862)	(25,417,027)	(4,734,622)	(13,245,034)	(2,193,741)	(41,964,305)	(6,487,086)	(60,695,794)

NET ASSETS, at beginning of the year	273,576,011	124,404,125	33,697,976	86,805,680	91,130,983	177,889,628	49,740,379	351,616,486

NET ASSETS, at end of the year	$250,288,149	$98,987,098	$28,963,354	$73,560,646	$88,937,242	$135,925,323	$43,253,293	$290,920,692

See Notes to Financial Statements.

F-47

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

		MML			MML	MML	MML	MML
	MML	Short-	MML	MML	Small Cap	Small Cap	Small	Small/Mid
	Moderate Allocation	Duration Bond	Small Cap Equity	Small Cap Equity	Growth Equity	Growth Equity	Company Value	Cap Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Investment income
Dividends	$36,289,252	$735,650	$145,369	$62,810	$-	$-	$40,388	$569,270

Expenses
Mortality and expense risk fees and administrative charges	25,954,133	350,855	336,859	259,921	1,398,514	248,333	267,976	1,552,345

Net Investment income (loss)	10,335,119	384,795	(191,490)	(197,111)	(1,398,514)	(248,333)	(227,588)	(983,075)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	17,824,231	(180,057)	1,067,859	(83,046)	(4,426,946)	(571,934)	(374,974)	10,323,547
Realized gain distribution	88,381,848	-	3,620,398	2,506,397	11,516,682	2,377,009	1,298,098	12,862,617
Realized gain (loss)	106,206,079	(180,057)	4,688,257	2,423,351	7,089,736	1,805,075	923,124	23,186,164

Change in net unrealized appreciation/ depreciation of investments	(245,352,926)	(212,492)	(7,364,211)	(4,708,715)	(9,020,696)	(3,250,743)	(3,874,060)	(40,476,136)

Net gain (loss) on investments	(139,146,847)	(392,549)	(2,675,954)	(2,285,364)	(1,930,960)	(1,445,668)	(2,950,936)	(17,289,972)

Net increase (decrease) in net assets resulting from operations	(128,811,728)	(7,754)	(2,867,444)	(2,482,475)	(3,329,474)	(1,694,001)	(3,178,524)	(18,273,047)

Capital transactions:
Transfer of net premiums	67,593,666	5,270,046	253,151	4,065,173	779,527	4,543,322	3,646,221	920,482
Transfers due to death benefits	(7,165,299)	(467,066)	(108,336)	(199,482)	(919,277)	(74,232)	(29,103)	(1,190,204)
Transfers due to annuity benefit payments	-	(520)	(15,145)	-	(194,466)	-	-	(243,361)
Transfers due to withdrawal of funds	(243,366,570)	(5,180,829)	(3,229,787)	(1,398,895)	(14,962,898)	(1,658,349)	(1,449,090)	(16,035,997)
Transfers due to loans, net of repayments	-	82	9,659	-	(281)	-	(4,237)	(5,758)
Transfers due to cost of insurance	(11,807,876)	174	(36,561)	(10,551)	(400,925)	(29,158)	(12,907)	(420,407)
Transfers due to contingent deferred sales charges	-	-	(316)	-	(224)	-	-	(17)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	211	4,212	-	11,393	-	-	47,050
Transfers between Sub-Accounts and to/from Fixed Account	(33,860,866)	594,121	(542,569)	807,217	(7,237,286)	2,069,157	541,795	2,918,223

Net increase (decrease) in net assets resulting from capital transactions	(228,606,945)	216,219	(3,665,692)	3,263,462	(22,924,437)	4,850,740	2,692,679	(14,009,989)
Total increase (decrease)	(357,418,673)	208,465	(6,533,136)	780,987	(26,253,911)	3,156,739	(485,845)	(32,283,036)

NET ASSETS, at beginning of the year	2,047,325,711	27,262,598	30,563,941	17,644,215	115,332,900	16,123,932	19,508,502	132,667,980

NET ASSETS, at end of the year	$1,689,907,038	$27,471,063	$24,030,805	$18,425,202	$89,078,989	$19,280,671	$19,022,657	$100,384,944

See Notes to Financial Statements.

F-48

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

	MML		MML		MML U.S.
	Small/Mid	MML	Strategic	MML Total	Government	Oppenheimer	Oppenheimer	Oppenheimer
	Cap	Special	Emerging	Return	Money	Capital	Capital	Conservative
	Value	Situations	Markets	Bond	Market	Appreciation	Appreciation	Balanced
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Service Class I)				(Service)	(Non-Service)	(Service)
Investment income
Dividends	$57,899	$2,301	$-	$384,807	$973,994	$-	$600,068	$1,289

Expenses
Mortality and expense risk fees and administrative charges	291,863	5,653	170,957	273,484	855,121	179,733	2,284,186	1,104

Net Investment income (loss)	(233,964)	(3,352)	(170,957)	111,323	118,873	(179,733)	(1,684,118)	185

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	696,909	37,174	444,175	(99,434)	16,811	(119,928)	17,301,345	2,724
Realized gain distribution	2,449,766	22,225	-	-	-	1,021,673	14,112,734	1,771
Realized gain (loss)	3,146,675	59,399	444,175	(99,434)	16,811	901,745	31,414,079	4,495

Change in net unrealized appreciation/ depreciation of investments	(6,549,721)	(107,871)	(2,231,503)	(301,768)	(16,811)	(1,537,619)	(38,534,862)	(9,973)

Net gain (loss) on investments	(3,403,046)	(48,472)	(1,787,328)	(401,202)	-	(635,874)	(7,120,783)	(5,478)

Net increase (decrease) in net assets resulting from operations	(3,637,010)	(51,824)	(1,958,285)	(289,879)	118,873	(815,607)	(8,804,901)	(5,293)

Capital transactions:
Transfer of net premiums	2,100,258	123,127	2,620,216	5,687,392	11,757,748	155,602	1,122,664	-
Transfers due to death benefits	(36,551)	-	(27,132)	(128,978)	(574,721)	(63,856)	(1,928,237)	-
Transfers due to annuity benefit payments	-	-	-	-	(56,744)	-	(292,107)	-
Transfers due to withdrawal of funds	(2,440,674)	(16,352)	(1,241,501)	(1,794,036)	(22,877,553)	(1,274,116)	(23,755,690)	(6,747)
Transfers due to loans, net of repayments	-	-	(8,968)	1,518	26,540	-	(7,991)	-
Transfers due to cost of insurance	(40,615)	-	(16,626)	(1,057)	(79,957)	(15,078)	(600,166)	15
Transfers due to contingent deferred sales charges	-	-	-	-	(401)	-	(372)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	14,348	-	30,800	-
Transfers between Sub-Accounts and to/from Fixed Account	869,935	101,721	(53,745)	244,584	21,348,772	(612,052)	(10,160,264)	(1)

Net increase (decrease) in net assets resulting from capital transactions	452,353	208,496	1,272,244	4,009,423	9,558,032	(1,809,500)	(35,591,363)	(6,733)
Total increase (decrease)	(3,184,657)	156,672	(686,041)	3,719,544	9,676,905	(2,625,107)	(44,396,264)	(12,026)

NET ASSETS, at beginning of the year	22,379,494	485,763	13,380,725	19,956,564	67,087,752	13,651,148	195,124,067	78,036

NET ASSETS, at end of the year	$19,194,837	$642,435	$12,694,684	$23,676,108	$76,764,657	$11,026,041	$150,727,803	$66,010

See Notes to Financial Statements.

F-49

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

		Oppenheimer	Oppenheimer			Oppenheimer	Oppenheimer	Oppenheimer
	Oppenheimer	Discovery	Discovery			Global	Global	Global
	Conservative	Mid Cap	Mid Cap	Oppenheimer	Oppenheimer	Multi-	Strategic	Strategic
	Balanced	Growth	Growth	Global	Global	Alternatives	Income	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Investment income
Dividends	$149,150	$-	$-	$495,450	$1,938,951	$4,022	$3,468,885	$9,637,379

Expenses
Mortality and expense risk fees and administrative charges	85,966	154,508	1,545,187	853,723	2,402,943	30,855	995,595	2,502,305

Net Investment income (loss)	63,184	(154,508)	(1,545,187)	(358,273)	(463,992)	(26,833)	2,473,290	7,135,074

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	215,222	464,172	19,550,448	3,246,899	17,813,101	(10,749)	(1,496,219)	(5,702,132)
Realized gain distribution	176,367	1,728,984	16,937,208	4,621,010	13,708,298	-	-	-
Realized gain (loss)	391,589	2,193,156	36,487,656	7,867,909	31,521,399	(10,749)	(1,496,219)	(5,702,132)

Change in net unrealized appreciation/ depreciation of investments	(931,975)	(3,014,861)	(40,863,069)	(17,241,844)	(57,198,224)	(72,468)	(5,490,225)	(12,759,947)

Net gain (loss) on investments	(540,386)	(821,705)	(4,375,413)	(9,373,935)	(25,676,825)	(83,217)	(6,986,444)	(18,462,079)

Net increase (decrease) in net assets resulting from operations	(477,202)	(976,213)	(5,920,600)	(9,732,208)	(26,140,817)	(110,050)	(4,513,154)	(11,327,005)

Capital transactions:
Transfer of net premiums	16,890	2,497,029	697,671	8,903,351	1,597,333	383,416	5,895,776	1,491,492
Transfers due to death benefits	(139,727)	(44,360)	(1,018,309)	(260,111)	(1,754,896)	(5,839)	(456,113)	(2,279,454)
Transfers due to annuity benefit payments	(6,896)	-	(206,010)	-	(306,338)	-	-	(326,798)
Transfers due to withdrawal of funds	(677,290)	(1,423,607)	(16,634,014)	(6,294,876)	(25,270,591)	(201,538)	(7,155,776)	(27,062,348)
Transfers due to loans, net of repayments	(908)	-	4,757	-	2,329	-	-	5,034
Transfers due to cost of insurance	(6,872)	(6,254)	(414,059)	(171,621)	(496,923)	400	(269,290)	(728,467)
Transfers due to contingent deferred sales charges	(100)	-	(186)	-	(758)	-	-	(682)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(238)	-	23,277	-	48,477	-	-	31,530
Transfers between Sub-Accounts and to/from Fixed Account	(96,975)	165,274	(7,455,404)	668,866	(1,294,955)	(29,439)	1,383,420	1,610,086

Net increase (decrease) in net assets resulting from capital transactions	(912,116)	1,188,082	(25,002,277)	2,845,609	(27,476,322)	147,000	(601,983)	(27,259,607)
Total increase (decrease)	(1,389,318)	211,869	(30,922,877)	(6,886,599)	(53,617,139)	36,950	(5,115,137)	(38,586,612)

NET ASSETS, at beginning of the year	8,114,383	10,967,039	130,393,799	65,203,626	214,656,278	2,246,753	75,321,693	211,836,285

NET ASSETS, at end of the year	$6,725,065	$11,178,908	$99,470,922	$58,317,027	$161,039,139	$2,283,703	$70,206,556	$173,249,673

See Notes to Financial Statements.

F-50

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2018

							PIMCO	VY®
	Oppenheimer	Oppenheimer	Oppenheimer			Oppenheimer	Commodity	Clarion
	Government	International	International	Oppenheimer	Oppenheimer	Total Return	RealReturn®	Global
	Money	Growth	Growth	Main Street	Main Street	Bond	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
		(Service)	(Non-Service)	(Service)	(Non-Service)
Investment income
Dividends	$108,186	$161,303	$316,337	$139,495	$395,775	$72,527	$220,032	$864,247

Expenses
Mortality and expense risk fees and administrative charges	89,526	344,979	434,117	198,083	381,623	28,693	143,785	212,578

Net Investment income (loss)	18,660	(183,676)	(117,780)	(58,588)	14,152	43,834	76,247	651,669

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1	608,458	2,294,080	229,639	1,557,601	(128,093)	(1,748,025)	92,153
Realized gain distribution	-	511,262	715,852	1,359,327	2,976,877	-	-	-
Realized gain (loss)	1	1,119,720	3,009,932	1,588,966	4,534,478	(128,093)	(1,748,025)	92,153

Change in net unrealized appreciation/ depreciation of investments	-	(6,805,333)	(10,522,944)	(3,044,518)	(7,343,714)	29,112	7,916	(2,439,549)

Net gain (loss) on investments	1	(5,685,613)	(7,513,012)	(1,455,552)	(2,809,236)	(98,981)	(1,740,109)	(2,347,396)

Net increase (decrease) in net assets resulting from operations	18,661	(5,869,289)	(7,630,792)	(1,514,140)	(2,795,084)	(55,147)	(1,663,862)	(1,695,727)

Capital transactions:
Transfer of net premiums	710,555	2,932,988	321,302	2,746,768	236,325	-	181,854	179,713
Transfers due to death benefits	(47,309)	(77,665)	(178,084)	(107,904)	(313,487)	(58,466)	(44,145)	(175,495)
Transfers due to annuity benefit payments	(10,797)	-	(78,866)	-	(15,822)	-	(22,865)	(52,331)
Transfers due to withdrawal of funds	(1,216,070)	(2,487,674)	(3,313,722)	(1,144,297)	(2,767,917)	(183,718)	(1,373,183)	(1,741,330)
Transfers due to loans, net of repayments	-	-	(20,048)	-	(12,968)	-	(893)	(1,361)
Transfers due to cost of insurance	28,160	(62,276)	(119,828)	(4,941)	(33,533)	-	(37,768)	(44,975)
Transfers due to contingent deferred sales charges	(266)	-	(249)	-	(425)	(32)	(7)	(21)
Transfers due to net charge (credit) to annuitant mortality fluctuation	2,482	-	14,881	-	3,899	-	4,047	10,902
Transfers between Sub-Accounts and to/from Fixed Account	460,734	643,756	163,451	(126,751)	(666,159)	(43,825)	19,153	(408,698)

Net increase (decrease) in net assets resulting from capital transactions	(72,511)	949,129	(3,211,163)	1,362,875	(3,570,087)	(286,041)	(1,273,807)	(2,233,596)
Total increase (decrease)	(53,850)	(4,920,160)	(10,841,955)	(151,265)	(6,365,171)	(341,188)	(2,937,669)	(3,929,323)

NET ASSETS, at beginning of the year	7,890,182	28,549,998	40,886,987	14,827,618	35,355,748	2,413,840	11,904,973	18,104,285

NET ASSETS, at end of the year	$7,836,332	$23,629,838	$30,045,032	$14,676,353	$28,990,577	$2,072,652	$8,967,304	$14,174,962

See Notes to Financial Statements.

F-51

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 9, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains ten segments within the Separate Account, they are: Panorama Premier, Panorama Passage®, MassMutual Artistry, MassMutual Transitions®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual Equity EdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage®. Seven of the ten segments within the Separate Account: Panorama Passage®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM, MassMutual EquityEdgeSM, MassMutual Transitions SelectSM II and MassMutual Capital Vantage® have multiple tiers. The unit values of these tiers differ based on the associated expense ratios.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

F-52

Notes To Financial Statements (Continued)

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2019, the Separate Account consists of ninety-two sub-accounts which invest in the following mutual funds. All of the funds may not be available to all of the ten segments of the Separate Account:

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column

BlackRock 60/40 Target Allocation ETF V.I. Sub-Account (Class III)	BlackRock 60/40 Target Allocation ETF V.I. Fund(Class III)[7,9]
Fidelity® VIP Contrafund® Sub-Account (Initial Class)	Fidelity® VIP Contrafund® Portfolio (Initial Class)[1]
Fidelity® VIP Contrafund® Sub-Account (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)[1]
Invesco Oppenheimer V.I. Capital Appreciation Sub-Account (Series II)	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)[3,10]
Invesco Oppenheimer V.I. Capital Appreciation Sub-Account (Series I)	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series I)[3,10]
Invesco Oppenheimer V.I. Conservative Balanced Sub-Account (Series II)	Invesco Oppenheimer V.I. Conservative Balanced Fund (Series II)[3,10]
Invesco Oppenheimer V.I. Conservative Balanced Sub-Account (Series I)	Invesco Oppenheimer V.I. Conservative Balanced Fund (Series I)[3,10]
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account (Series II)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series II)[3,10]
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account (Series I)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)[3,10]
Invesco Oppenheimer V.I. Global Sub-Account (Series II)	Invesco Oppenheimer V.I. Global Fund (Series II)[3,10]
Invesco Oppenheimer V.I. Global Sub-Account (Series I)	Invesco Oppenheimer V.I. Global Fund (Series I)[3,10]
Invesco Oppenheimer V.I. Global Strategic Income Sub-Account (Series I)	Invesco Oppenheimer V.I. Global Strategic Income Fund (Series I)[3,10]
Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. Government Money Fund[3,10]
Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)	Invesco Oppenheimer V.I. International Growth Fund (Series II)[3,10]
Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)	Invesco Oppenheimer V.I. International Growth Fund (Series I)[3,10]
Invesco Oppenheimer V.I. Main Street Sub-Account (Series II)	Invesco Oppenheimer V.I. Main Street Fund® (Series II)[3,10]
Invesco Oppenheimer V.I. Main Street Sub-Account (Series I)	Invesco Oppenheimer V.I. Main Street Fund® (Series I)[3,10]
Invesco Oppenheimer V.I. Total Return Bond Sub-Account	Invesco Oppenheimer V.I. Total Return Bond Fund[3,10]
Invesco V.I. Diversified Dividend Sub-Account (Series I)	Invesco V.I. Diversified Dividend Fund (Series I)[3]
Invesco V.I. Diversified Dividend Sub-Account (Series II)	Invesco V.I. Diversified Dividend Fund (Series II)[3]
Invesco V.I. Health Care Sub-Account (Series I)	Invesco V.I. Health Care Fund (Series I)[3]
Invesco V.I. Health Care Sub-Account (Series II)	Invesco V.I. Health Care Fund (Series II)[3,8]
Invesco V.I. Technology Sub-Account (Series I)	Invesco V.I. Technology Fund (Series I)[3,8]
Invesco V.I. Technology Sub-Account (Series II)	Invesco V.I. Technology Fund (Series II)[3]
Ivy VIP Asset Strategy Sub-Account	Ivy VIP Asset Strategy Portfolio[6]
MML Aggressive Allocation Sub-Account (Initial Class)	MML Aggressive Allocation Fund (Initial Class)[4]
MML Aggressive Allocation Sub-Account (Service Class)	MML Aggressive Allocation Fund (Service Class)[4]
MML Asset Momentum Sub-Account (Service Class I)	MML Asset Momentum Fund (Service Class I)[4]
MML Balanced Allocation Sub-Account (Initial Class)	MML Balanced Allocation Fund (Initial Class)[4]
MML Balanced Allocation Sub-Account (Service Class)	MML Balanced Allocation Fund (Service Class)[4]
MML Blend Sub-Account (Initial Class)	MML Blend Fund (Initial Class)[4]
MML Blend Sub-Account (Service Class)	MML Blend Fund (Service Class)[4]
MML Blue Chip Growth Sub-Account (Initial Class)	MML Blue Chip Growth Fund (Initial Class)[4]

F-53

Notes To Financial Statements (Continued)

MML Blue Chip Growth Sub-Account (Service Class)	MML Blue Chip Growth Fund (Service Class)[4]
MML Conservative Allocation Sub-Account (Initial Class)	MML Conservative Allocation Fund (Initial Class)[4]
MML Conservative Allocation Sub-Account (Service Class)	MML Conservative Allocation Fund (Service Class)[4]
MML Core Allocation Sub-Account	MML Core Allocation Fund[4]
MML Dynamic Bond Sub-Account (Service Class I)	MML Dynamic Bond Fund (Service Class I)[4]
MML Equity Sub-Account (Initial Class)	MML Equity Fund (Initial Class)[4]
MML Equity Sub-Account (Service Class)	MML Equity Fund (Service Class)[4]
MML Equity Income Sub-Account (Initial Class)	MML Equity Income Fund (Initial Class)[4]
MML Equity Income Sub-Account (Service Class)	MML Equity Income Fund (Service Class)[4]
MML Equity Index Sub-Account (Class I)	MML Equity Index Fund (Class I)[4]
MML Equity Index Sub-Account (Service Class I)	MML Equity Index Fund (Service Class I)[4]
MML Equity Rotation Sub-Account (Service Class I)	MML Equity Rotation Fund (Service Class I)[4]
MML Focused Equity Sub-Account	MML Focused Equity Fund (Initial Class)[4]
MML Foreign Sub-Account (Initial Class)	MML Foreign Fund (Initial Class)[4]
MML Foreign Sub-Account (Service Class)	MML Foreign Fund (Service Class)[4]
MML Fundamental Growth Sub-Account	MML Fundamental Growth Fund (Initial Class)[4]
MML Fundamental Value Sub-Account	MML Fundamental Value Fund (Initial Class)[4]
MML Global Sub-Account (Class I)	MML Global Fund (Class I)[4]
MML Global Sub-Account (Service Class I)	MML Global Fund (Service Class I)[4]
MML Global Sub-Account (Class II)	MML Global Fund (Class II)[4]
MML Growth Sub-Account	MML Growth Fund[4]
MML Growth & Income Sub-Account (Initial Class)	MML Growth & Income Fund (Initial Class)[4]
MML Growth & Income Sub-Account (Service Class)	MML Growth & Income Fund (Service Class)[4]
MML Growth Allocation Sub-Account (Initial Class)	MML Growth Allocation Fund (Initial Class)[4]
MML Growth Allocation Sub-Account (Service Class)	MML Growth Allocation Fund (Service Class)[4]
MML High Yield Sub-Account	MML High Yield Fund[4]
MML Income & Growth Sub-Account (Initial Class)	MML Income & Growth Fund (Initial Class)[4]
MML Income & Growth Sub-Account (Service Class)	MML Income & Growth Fund (Service Class)[4]
MML Inflation-Protected and Income Sub-Account (Initial Class)	MML Inflation-Protected and Income Fund (Initial Class)[4]
MML Inflation-Protected and Income Sub-Account (Service Class)	MML Inflation-Protected and Income Fund (Service Class)[4]
MML International Sub-Account	MML International Fund[4]
MML International Equity Sub-Account	MML International Equity Fund[4]
MML Large Cap Growth Sub-Account (Initial Class)	MML Large Cap Growth Fund (Initial Class)[4]
MML Large Cap Growth Sub-Account (Service Class)	MML Large Cap Growth Fund (Service Class)[4]
MML Managed Bond Sub-Account (Initial Class)	MML Managed Bond Fund (Initial Class)[4]
MML Managed Bond Sub-Account (Service Class)	MML Managed Bond Fund (Service Class)[4]
MML Managed Volatility Sub-Account (Initial Class)	MML Managed Volatility Sub-Account (Initial Class)[4]
MML Managed Volatility Sub-Account (Service Class)	MML Managed Volatility Fund (Service Class)[4]
MML Mid Cap Growth Sub-Account (Initial Class)	MML Mid Cap Growth Fund (Initial Class)[4]
MML Mid Cap Growth Sub-Account (Service Class)	MML Mid Cap Growth Fund (Service Class)[4]
MML Mid Cap Value Sub-Account (Initial Class)	MML Mid Cap Value Fund (Initial Class)[4]
MML Mid Cap Value Sub-Account (Service Class)	MML Mid Cap Value Fund (Service Class)[4]
MML Moderate Allocation Sub-Account (Initial Class)	MML Moderate Allocation Fund (Initial Class)[4]
MML Moderate Allocation Sub-Account (Service Class)	MML Moderate Allocation Fund (Service Class)[4]
MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[4]

F-54

Notes To Financial Statements (Continued)

MML Small Cap Equity Sub-Account (Initial Class)	MML Small Cap Equity Fund (Initial Class)[4]
MML Small Cap Equity Sub-Account (Service Class)	MML Small Cap Equity Fund (Service Class)[4]
MML Small Cap Growth Equity Sub-Account (Initial Class)	MML Small Cap Growth Equity Fund (Initial Class)[4]
MML Small Cap Growth Equity Sub-Account (Service Class)	MML Small Cap Growth Equity Fund (Service Class)[4]
MML Small Company Value Sub-Account	MML Small Company Value Fund[4]
MML Small/Mid Cap Value Sub-Account (Initial Class)	MML Small/Mid Cap Value Fund (Initial Class)[4]
MML Small/Mid Cap Value Sub-Account (Service Class)	MML Small/Mid Cap Value Fund (Service Class)[4]
MML Special Situations Sub-Account (Service Class I)	MML Special Situations Fund (Service Class I)[4]
MML Strategic Emerging Markets Sub-Account	MML Strategic Emerging Markets Fund[4]
MML Total Return Bond Sub-Account	MML Total Return Bond Fund[4]
MML U.S. Government Money Market Sub-Account	MML U.S. Government Money Market Fund[4]
Oppenheimer Global Multi-Alternatives Sub-Account	Oppenheimer Global Multi-Alternatives Fund/VA11
PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio[5]
VY® Clarion Global Real Estate Sub-Account	VY® Clarion Global Real Estate Portfolio[2]

In addition to the ninety-two sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1] Fidelity Management & Research Company is the investment adviser to this Portfolio.
[2] Voya Investments, LLC is the investment adviser to this Portfolio.
[3] Invesco Advisers, Inc. is the investment adviser to this Fund.
[4] MML Investment Advisers, LLC is the investment adviser to this Fund.
[5] Pacific Investment Management Company LLC is the investment adviser to this Portfolio.
[6] Ivy Investment Management Company is the investment adviser to this Portfolio.
[7] BlackRock Advisors, LLC is the investment adviser for this Fund.
[8]Invesco V.I. Health Care was formerly known as Invesco V.I. Global Health Care.
[9]BlackRock 60/40 Target Allocation ETF V.I. was formerly known as BlackRock iShares® Dynamic Allocation V.I.
[10]Effective after the close of the New York Stock Exchange on May 24, 2019, Invesco Ltd. completed its acquisition of OppenheimerFunds, Inc. The Acquiring Funds/Sub-Accounts assume the accounting and performance history of the corresponding Merging Funds/Sub-Accounts. In connection with that transaction the following Funds/Sub-Accounts merged:

MERGING FUND/SUB-ACCOUNT	ACQUIRING FUND/SUB-ACCOUNT
Fund: Oppenheimer Capital Appreciation Fund/VA	Fund: Invesco Oppenheimer V.I. Capital Appreciation Fund
Sub-Account: Oppenheimer Capital Appreciation Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Capital Appreciation Sub-Account
Fund: Oppenheimer Conservative Balanced Fund/VA	Fund: Invesco Oppenheimer V.I. Conservative Balanced Fund
Sub-Account: Oppenheimer Conservative Balanced Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Conservative Balanced Sub-Account
Fund: Oppenheimer Discovery Mid Cap Growth Fund/VA	Fund: Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Sub-Account: Oppenheimer Discovery Mid Cap Growth Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account
Fund: Oppenheimer Global Fund/VA	Fund: Invesco Oppenheimer V.I. Global Fund
Sub-Account: Oppenheimer Global Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Global Sub-Account
Fund: Oppenheimer Global Strategic Income Fund/VA	Fund: Invesco Oppenheimer V.I. Global Strategic Income Fund
Sub-Account: Oppenheimer Global Strategic Income Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Global Strategic Income Sub-Account
Fund: Oppenheimer Government Money Fund/VA	Fund: Invesco Oppenheimer V.I. Government Money Fund
Sub-Account: Oppenheimer Government Money Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Government Money Sub-Account
Fund: Oppenheimer International Growth Fund/VA	Fund: Invesco Oppenheimer V.I. International Growth Fund
Sub-Account: Oppenheimer International Growth Sub-Account	Sub-Account: Invesco Oppenheimer V.I. International Growth Sub-Account
Fund: Oppenheimer Main Street Fund®/VA	Fund: Invesco Oppenheimer V.I. Main Street Fund®
Sub-Account: Oppenheimer Main Street Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Main Street Sub-Account
Fund: Oppenheimer Total Return Bond Fund/VA	Fund: Invesco Oppenheimer V.I. Total Return Bond Fund
Sub-Account: Oppenheimer Total Return Bond Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Total Return Bond Sub-Account

[11]Effective April 29, 2019 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on April 29, 2019 was automatically transferred to the MML U.S. Government Money Sub-Account.

F-55

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account Massachusetts Mutual Variable Annuity Separate Account 4 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the investment sub-accounts are valued at the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date, and they are generally reinvested in the underlying investment sub-accounts.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the participants may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of the Separate Account by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

The Separate Account maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate

F-56

Notes To Financial Statements (Continued)

share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the Separate Account. Net transfers from the Separate Account to MassMutual totaled $1,216,739 for the year ended December 31, 2019. Net transfers from the Separate Account to MassMutual totaled $502,918 for the year ended December 31, 2018. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table, except for the MassMutual RetireEase Select SM Segment which uses the Annuity 2000 table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The net assets of the Separate Account are measured at fair value. All the net assets are categorized as Level 1 as of December 31, 2019. There have been no transfers between levels for the year ended December 31, 2019.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (“MSD”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those

F-57

Notes To Financial Statements (Continued)

broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and the Separate Account.

F-58

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales investments for the year ended December 31, 2019 were as follows:

	BlackRock 60/40 Target Allocation ETF V.I.	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Discovery Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)

Cost of purchases	$2,489,390	$31,371,572	$39,938,501	$1,719,999	$16,160,863	$2,598	$307,792	$6,632,916
Proceeds from sales	(157,939)	(46,229,732)	(25,070,473)	(2,398,376)	(39,828,004)	(5,529)	(1,012,217)	(2,362,207)

	Invesco Oppenheimer V.I. Discovery Mid Cap	Invesco Oppenheimer V.I.	Invesco Oppenheimer V.I.	Invesco Oppenheimer V.I. Global Strategic	Invesco Oppenheimer V.I. Global Strategic	Invesco Oppenheimer V.I. Government	Invesco Oppenheimer V.I. International	Invesco Oppenheimer V.I. International
	Growth	Global	Global	Income	Income	Money	Growth	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)		(Series II)	(Series I)

Cost of purchases	$15,635,112	$14,992,079	$31,088,139	$10,416,195	$19,752,833	$1,880,744	$3,323,904	$2,734,680
Proceeds from sales	(30,641,335)	(11,357,610)	(37,917,001)	(10,499,673)	(29,455,087)	(2,650,232)	(4,845,161)	(6,062,176)

	Invesco	Invesco	Invesco Oppenheimer
	Oppenheimer	Oppenheimer	V.I.	Invesco V.I.	Invesco V.I.
	V.I.	V.I.	Total Return	Diversified	Diversified	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Main Street	Main Street	Bond	Dividend	Dividend	Health Care	Health Care	Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)

Cost of purchases	$5,642,149	$5,660,687	$69,884	$1,180,281	$1,455,356	$1,072,585	$1,079,089	$1,204,658
Proceeds from sales	(2,437,968)	(5,353,923)	(274,934)	(1,606,152)	(4,450,735)	(1,928,884)	(2,590,698)	(1,339,811)

	Ivy VIP	MML	MML	MML	MML	MML
	Invesco V.I.	Asset	Aggressive	Aggressive	Asset	Balanced	Balanced	MML
	Technology	Strategy	Allocation	Allocation	Momentum	Allocation	Allocation	Blend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Series II)		(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)
Cost of purchases	$1,977,385	$1,847,918	$6,925,335	$17,217,628	$265,788	$14,569,646	$58,567,588	$7,570,652
Proceeds from sales	(3,555,853)	(2,164,238)	(4,032,048)	(14,167,484)	(165,181)	(14,953,511)	(74,657,585)	(8,338,954)

F-59

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		MML	MML	MML	MML	MML	MML
	MML	Blue Chip	Blue Chip	Conservative	Conservative	Core	Dynamic	MML
	Blend	Growth	Growth	Allocation	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Service Class I)	(Initial Class)

Cost of purchases	$39,842,309	$10,841,425	$38,128,290	$13,466,500	$52,621,079	$124,332,103	$4,268,417	$2,557,434
Proceeds from sales	(13,331,416)	(9,497,333)	(13,660,862)	(16,600,416)	(70,126,658)	(149,432,800)	(741,505)	(3,131,359)

				MML	MML	MML	MML
	MML	MML	MML	Equity	Equity	Equity	Focused	MML
	Equity	Equity Income	Equity Income	Index	Index	Rotation	Equity	Foreign
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)		(Initial Class)

Cost of purchases	$14,236,632	$19,084,143	$15,380,882	$9,568,393	$6,828,740	$195,745	$6,429,375	$15,324,478
Proceeds from sales	(14,333,913)	(29,216,742)	(13,522,350)	(14,799,962)	(8,309,139)	(125,567)	(2,266,136)	(22,899,531)

		MML	MML					MML
	MML	Fundamental	Fundamental	MML	MML	MML	MML	Growth
	Foreign	Growth	Value	Global	Global	Global	Growth	& Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)

Cost of purchases	$1,216,330	$5,697,522	$4,045,911	$850,108	$3,557,152	$654,464	$39,831,008	$7,942,426
Proceeds from sales	(1,586,881)	(1,688,526)	(2,027,986)	(1,463,367)	(3,951,376)	(282,827)	(29,874,073)	(11,752,313)

							MML	MML
	MML	MML	MML		MML	MML	Inflation-	Inflation-
	Growth	Growth	Growth	MML	Income	Income	Protected	Protected
	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Cost of purchases	$10,318,504	$60,667,352	$114,810,369	$10,530,335	$2,784,442	$4,335,321	$18,837,392	$7,522,894
Proceeds from sales	(4,988,743)	(74,888,275)	(133,428,945)	(5,296,469)	(3,081,666)	(3,629,186)	(25,266,160)	(7,990,843)

F-60

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		MML	MML	MML	MML	MML	MML	MML
	MML	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	International	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Cost of purchases	$8,713,915	$2,126,761	$2,544,169	$6,706,513	$15,540,036	$35,538,238	$11,333,402	$3,223,169
Proceeds from sales	(9,007,983)	(902,367)	(3,235,647)	(2,544,285)	(22,179,892)	(39,445,903)	(18,705,276)	(4,455,724)

							MML	MML
	MML	MML	MML	MML	MML	MML	Short-	Small
	Mid Cap Growth	Mid Cap Growth	Mid Cap Value	Mid Cap Value	Moderate Allocation	Moderate Allocation	Duration Bond	Cap Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Cost of purchases	$12,187,874	$23,140,770	$18,109,386	$11,330,814	$34,028,815	$188,084,090	$13,982,752	$3,150,610
Proceeds from sales	(13,262,711)	(16,124,545)	(29,004,577)	(7,828,387)	(39,893,282)	(274,936,280)	(9,539,901)	(4,169,231)

		MML	MML	MML	MML	MML		MML
	MML	Small Cap	Small Cap	Small	Small/Mid	Small/Mid	MML	Strategic
	Small Cap	Growth	Growth	Company	Cap	Cap	Special	Emerging
	Equity	Equity	Equity	Value	Value	Value	Situations	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)

Cost of purchases	$4,807,365	$19,181,382	$8,712,502	$6,748,332	$17,321,543	$6,033,934	$100,116	$2,197,144
Proceeds from sales	(3,420,235)	(25,607,737)	(4,139,618)	(2,647,500)	(18,309,759)	(3,027,009)	(59,129)	(2,349,498)

		MML U.S.	Oppenheimer	PIMCO	VY®
	MML Total	Government	Global	Commodity	Clarion
	Return Bond	Money Market	Multi- Alternatives	RealReturn® Strategy	Global Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Cost of purchases	$10,238,901	41,608,733	161,821	1,099,119	1,810,946
Proceeds from sales	(3,311,408)	(42,839,684)	(2,498,794)	(1,611,409)	(3,162,016)

F-61

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2019 were as follows:

	BlackRock 60/40 Target Allocation ETF V.I.	Fidelity® VIP Contrafund®	Fidelity® VIP Contrafund®	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Discovery Mid Cap Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019	(Class III)	(Initial Class)	(Service Class 2)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)

Units purchased	189,641	69,290	1,419,698	11,187	44,075	-	939	283,614
Units withdrawn	(12,054)	(863,590)	(839,360)	(73,709)	(967,794)	(340)	(56,007)	(82,102)
Units transferred between Sub-Accounts and to/from the Fixed Account	6	(372,643)	(65,201)	(9,752)	(563,198)	-	(1,028)	647
Net increase (decrease)	177,593	(1,166,943)	515,136	(72,274)	(1,486,917)	(340)	(56,096)	202,159

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global Strategic Income	Invesco Oppenheimer V.I. Global Strategic Income	Invesco Oppenheimer V.I. Government Money	Invesco Oppenheimer V.I. International Growth	Invesco Oppenheimer V.I. International Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)		(Series II)	(Series I)

Units purchased	39,716	331,553	51,327	397,597	84,446	44,577	160,185	15,166
Units withdrawn	(574,727)	(315,390)	(725,975)	(597,553)	(1,462,923)	(192,075)	(180,072)	(147,834)
Units transferred between Sub-Accounts and to/from the Fixed Account	(418,531)	(84,041)	(335,364)	183,604	605,055	71,689	(37,247)	(69,215)
Net increase (decrease)	(953,542)	(67,879)	(1,010,012)	(16,352)	(773,422)	(75,809)	(57,133)	(201,884)

			Invesco
	Invesco	Invesco	Oppenheimer
	Oppenheimer V.I.	Oppenheimer V.I.	V.I. Total Return	Invesco V.I. Diversified	Invesco V.I. Diversified	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Main Street	Main Street	Bond	Dividend	Dividend	Health Care	Health Care	Technology
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Series II)	(Series I)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)

Units purchased	175,511	9,713	-	12,016	14,434	7,121	8,085	10,555
Units withdrawn	(109,465)	(130,272)	(14,333)	(48,130)	(359,475)	(40,819)	(77,472)	(36,289)
Units transferred between Sub-Accounts and to/from the Fixed Account	2,086	(62,497)	(1,978)	(36,696)	(19,259)	(271)	6,417	(5,272)
Net increase (decrease)	68,131	(183,056)	(16,311)	(72,810)	(364,300)	(33,968)	(62,970)	(31,007)

		Ivy VIP	MML	MML	MML	MML	MML
	Invesco V.I.	Asset	Aggressive	Aggressive	Asset	Balanced	Balanced	MML
	Technology	Strategy	Allocation	Allocation	Momentum	Allocation	Allocation	Blend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)

Units purchased	2,943	98,698	48,661	518,013	10,949	51,675	2,026,029	31,846
Units withdrawn	(72,251)	(132,535)	(157,042)	(705,473)	(11,172)	(751,487)	(4,286,597)	(239,671)
Units transferred between Sub-Accounts and to/from the Fixed Account	(8,507)	(31,304)	79,963	(46,440)	1,100	335,689	60,045	22,527
Net increase (decrease)	(77,815)	(65,141)	(28,418)	(233,899)	877	(364,123)	(2,200,522)	(185,299)

F-62

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MML	MML	MML	MML	MML	MML
	MML	Blue Chip	Blue Chip	Conservative	Conservative	Core	Dynamic	MML
	Blend	Growth	Growth	Allocation	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Service Class I)	(Initial Class)

Units purchased	2,186,950	14,769	1,252,468	57,489	1,984,269	1,978,329	373,967	11,847
Units withdrawn	(536,822)	(140,292)	(386,909)	(744,924)	(3,982,691)	(8,189,022)	(64,240)	(122,354)
Units transferred between Sub-Accounts and to/from the Fixed Account	13,622	7,172	(19,589)	251,390	116,375	216,201	617	16,937
Net increase (decrease)	1,663,751	(118,351)	845,970	(436,045)	(1,882,047)	(5,994,492)	310,344	(93,570)

		MML	MML	MML	MML	MML	MML
	MML	Equity	Equity	Equity	Equity	Equity	Focused	MML
	Equity	Income	Income	Index	Index	Rotation	Equity	Foreign
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)		(Initial Class)

Units purchased	572,428	48,820	426,641	18,812	19,212	11,709	306,026	72,025
Units withdrawn	(572,820)	(893,149)	(489,311)	(261,713)	(200,527)	(7,852)	(106,994)	(1,284,160)
Units transferred between Sub-Accounts and to/from the Fixed Account	(93,101)	(232,217)	(86,845)	(97,852)	(43,951)	(137)	49,220	552,356
Net increase (decrease)	(93,493)	(1,076,546)	(149,516)	(340,752)	(225,266)	3,720	248,252	(659,779)

		MML	MML					MML
	MML	Fundamental	Fundamental	MML	MML	MML	MML	Growth
	Foreign	Growth	Value	Global	Global	Global	Growth	& Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)

Units purchased	57,192	161,905	163,886	2,929	169,454	7,328	979,415	17,084
Units withdrawn	(94,883)	(78,808)	(110,948)	(38,382)	(146,613)	(12,577)	(851,095)	(300,163)
Units transferred between Sub-Accounts and to/from the Fixed Account	12,533	17,465	7,247	(4,534)	(22,378)	23,931	(236,456)	(63,095)
Net increase (decrease)	(25,158)	100,562	60,185	(39,987)	463	18,682	(108,135)	(346,174)

							MML	MML
	MML	MML	MML		MML	MML	Inflation-	Inflation-
	Growth	Growth	Growth	MML	Income	Income	Protected	Protected
	& Income	Allocation	Allocation	High Yield	& Growth	& Growth	and Income	and Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	422,955	300,417	1,283,599	517,866	14,723	175,355	87,978	425,361
Units withdrawn	(233,929)	(2,695,267)	(6,518,290)	(253,007)	(103,285)	(167,158)	(1,589,248)	(531,945)
Units transferred between Sub-Accounts and to/from the Fixed Account	(9,485)	(1,037,634)	(675,511)	47,905	38,841	7,150	924,600	102,712
Net increase (decrease)	179,541	(3,432,485)	(5,910,202)	312,764	(49,721)	15,347	(576,671)	(3,872)

F-63

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MML	MML	MML	MML	MML	MML	MML
	MML	International	Large Cap	Large Cap	Managed	Managed	Managed	Managed
	International	Equity	Growth	Growth	Bond	Bond	Volatility	Volatility
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)			(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	228,772	123,717	9,302	299,671	70,250	1,013,292	48,854	122,389
Units withdrawn	(462,063)	(66,586)	(85,570)	(121,404)	(1,156,891)	(2,512,273)	(924,097)	(258,555)

Units transferred between Sub-Accounts and to/from the Fixed Account	(40,316)	18,466	(22,608)	2,287	507,733	989,459	411,250	76,516
Net increase (decrease)	(273,607)	75,597	(98,876)	180,554	(578,908)	(509,522)	(463,993)	(59,650)

							MML
	MML	MML	MML	MML	MML	MML	Short-	MML
	Mid Cap	Mid Cap	Mid Cap	Mid Cap	Moderate	Moderate	Duration	Small Cap
	Growth	Growth	Value	Value	Allocation	Allocation	Bond	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Units purchased	15,093	585,095	36,333	395,313	139,009	3,285,111	1,086,005	8,190
Units withdrawn	(195,489)	(438,756)	(628,848)	(236,738)	(1,913,048)	(15,368,442)	(816,570)	(108,640)

Units transferred between Sub-Accounts and to/from the Fixed Account	(67,953)	(108,466)	(205,384)	(39,390)	122,343	(369,316)	121,323	(3,227)
Net increase (decrease)	(248,350)	37,873	(797,899)	119,185	(1,651,696)	(12,452,647)	390,758	(103,677)

		MML	MML	MML	MML	MML		MML
	MML Small Cap	Small Cap Growth	Small Cap Growth	Small Company	Small/Mid Cap	Small/Mid Cap	MML Special	Strategic Emerging
	Equity	Equity	Equity	Value	Value	Value	Situations	Markets
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Service Class I)

Units purchased	204,885	20,979	255,914	219,444	33,233	227,459	7,042	148,852
Units withdrawn	(147,945)	(413,608)	(123,478)	(110,020)	(592,164)	(137,352)	(3,669)	(143,182)

Units transferred between Sub-Accounts and to/from the Fixed Account	(4,027)	(213,516)	(13,270)	4,945	70,526	4,449	39	(10,233)
Net increase (decrease)	52,913	(606,145)	119,167	114,369	(488,404)	94,556	3,412	(4,563)

					VY®
		MML U.S.	Oppenheimer	PIMCO	Clarion
	MML Total	Government	Global	Commodity	Global
	Return Bond	Money Market	Multi- Alternatives	RealReturn® Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2019 (Continued)

Units purchased	736,983	1,648,532	11,797	47,261	17,200
Units withdrawn	(192,058)	(3,609,517)	(141,453)	(237,753)	(124,378)

Units transferred between Sub-Accounts and to/from the Fixed Account	69,784	1,750,432	(117,338)	39,024	6,478
Net increase (decrease)	614,710	(210,553)	(246,994)	(151,467)	(100,700)

F-64

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	BlackRock	BlackRock	BlackRock	BlackRock
	iShares®	iShares®	iShares®	iShares®
	Alternative	Dynamic	Dynamic	Equity	Fidelity®	Fidelity®	Invesco V.I.	Invesco V.I.
	Strategies V.I.	Allocation V.I.	Fixed Income V.I.	Appreciation V.I.	VIP Contrafund®	VIP Contrafund®	Diversified Dividend	Diversified Dividend
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018	(Class III)	(Class III)	(Class III)	(Class III)	(Initial Class)	(Service Class 2)	(Series I)	(Series II)

Units purchased	(26)	26,904	(155)	29,737	107,755	1,816,573	20,193	22,689
Units withdrawn	(102,819)	(6,519)	(170,086)	(107,038)	(1,163,790)	(661,238)	(48,830)	(157,909)
Units transferred between Sub-Accounts and to/from the Fixed Account	10,722	-	7,607	6,401	(270,766)	(57,046)	(57,527)	60,321
Net increase (decrease)	(92,123)	20,385	(162,634)	(70,900)	(1,326,801)	1,098,289	(86,164)	(74,899)

					Ivy	MML	MML	MML
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Asset	Aggressive	Aggressive	Asset
	Health Care	Health Care	Technology	Technology	Strategy	Allocation	Allocation	Momentum
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)	(Service Class I)

Units purchased	8,167	8,824	14,397	6,427	161,654	122,603	682,218	20,519
Units withdrawn	(57,009)	(82,293)	(58,405)	(56,462)	(119,301)	(328,742)	(471,956)	(9,599)
Units transferred between Sub-Accounts and to/from the Fixed Account	(11,420)	(18,121)	(819)	63,391	(15,844)	939	41,013	502
Net increase (decrease)	(60,261)	(91,591)	(44,826)	13,356	26,508	(205,200)	251,275	11,422

	MML	MML			MML	MML	MML	MML
	Balanced	Balanced	MML	MML	Blue Chip	Blue Chip	Conservative	Conservative
	Allocation	Allocation	Blend	Blend	Growth	Growth	Allocation	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	88,970	2,551,852	31,793	3,547,060	17,554	1,920,177	85,073	1,975,266
Units withdrawn	(905,854)	(4,267,681)	(328,089)	(263,314)	(226,471)	(256,591)	(1,019,830)	(4,932,118)
Units transferred between Sub-Accounts and to/from the Fixed Account	(160,483)	(664,556)	30,381	(48,342)	(58,658)	63,591	335,149	(2,252)
Net increase (decrease)	(977,367)	(2,380,385)	(265,915)	3,235,403	(267,576)	1,727,176	(599,608)	(2,959,104)

	MML	MML			MML	MML	MML	MML
	Core	Dynamic	MML	MML	Equity	Equity	Equity	Equity
	Allocation	Bond	Equity	Equity	Income	Income	Index	Index
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)		(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)

Units purchased	2,411,185	248,842	11,304	499,069	59,259	387,680	15,393	15,717
Units withdrawn	(7,565,389)	(82,328)	(146,412)	(581,135)	(1,123,783)	(394,065)	(396,657)	(216,110)
Units transferred between Sub-Accounts and to/from the Fixed Account	738,633	20,254	(4,572)	137,018	(58,023)	58,982	(49,182)	(10,128)
Net increase (decrease)	(4,415,571)	186,768	(139,681)	54,952	(1,122,548)	52,597	(430,445)	(210,521)

F-65

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML	MML			MML	MML
	Equity	Focused	MML	MML	Fundamental	Fundamental	MML	MML
	Rotation	Equity	Foreign	Foreign	Growth	Value	Global	Global
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)

Units purchased	30,080	197,543	63,480	69,836	326,538	248,847	1,907	119,460
Units withdrawn	(9,585)	(64,343)	(1,353,630)	(83,980)	(41,454)	(70,941)	(39,393)	(118,906)
Units transferred between Sub-Accounts and to/from the Fixed Account	2,294	(8,652)	697,909	19,797	(3,111)	(13,684)	(6,330)	11,404
Net increase (decrease)	22,789	124,548	(592,241)	5,652	281,973	164,223	(43,816)	11,958

			MML	MML	MML	MML		MML
	MML	MML	Growth	Growth	Growth	Growth	MML	Income
	Global	Growth	& Income	& Income	Allocation	Allocation	High Yield	& Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Units purchased	10,264	1,170,031	27,604	759,271	273,506	2,313,889	641,449	12,365
Units withdrawn	(25,155)	(714,900)	(355,478)	(148,843)	(3,784,789)	(7,210,414)	(281,795)	(157,836)
Units transferred between Sub-Accounts and to/from the Fixed Account	(9,212)	(323,489)	(55,465)	(85,040)	(81,298)	449,883	(8,312)	(14,582)
Net increase (decrease)	(24,104)	131,642	(383,339)	525,389	(3,592,581)	(4,446,643)	351,343	(160,053)

		MML	MML
	MML	Inflation-	Inflation-		MML	MML	MML	MML
	Income	Protected	Protected	MML	International	Large Cap	Large Cap	Managed
	& Growth	and Income	and Income	International	Equity	Growth	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Service Class)	(Initial Class)	(Service Class)			(Initial Class)	(Service Class)	(Initial Class)

Units purchased	341,516	89,993	344,343	316,011	199,859	9,231	323,840	60,944
Units withdrawn	(148,931)	(1,904,258)	(564,337)	(403,764)	(29,889)	(97,385)	(34,899)	(1,518,288)
Units transferred between Sub-Accounts and to/from the Fixed Account	(67,528)	(237,915)	(6,611)	71,845	13,814	(17,741)	82	(50,440)
Net increase (decrease)	125,057	(2,052,180)	(226,605)	(15,908)	183,784	(105,895)	289,023	(1,507,783)

	MML	MML	MML	MML	MML	MML	MML	MML
	Managed	Managed	Managed	Mid Cap	Mid Cap	Mid Cap	Mid Cap	Moderate
	Bond	Volatility	Volatility	Growth	Growth	Value	Value	Allocation
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)

Units purchased	1,141,018	52,773	149,351	21,261	890,632	39,860	425,697	128,972
Units withdrawn	(2,515,562)	(1,054,879)	(297,140)	(236,986)	(383,865)	(760,213)	(252,232)	(2,705,215)
Units transferred between Sub-Accounts and to/from the Fixed Account	302,119	(141,448)	2,070	(71,542)	(50,755)	125,642	38,446	170,748
Net increase (decrease)	(1,072,425)	(1,143,554)	(145,718)	(287,267)	456,013	(594,711)	211,911	(2,405,495)

F-66

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MML			MML	MML	MML	MML
	MML	Short-	MML	MML	Small Cap	Small Cap	Small	Small/Mid
	Moderate	Duration	Small Cap	Small Cap	Growth	Growth	Company	Cap
	Allocation	Bond	Equity	Equity	Equity	Equity	Value	Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Units purchased	5,300,053	576,110	8,852	349,682	26,449	407,391	336,352	36,617
Units withdrawn	(16,748,181)	(803,387)	(113,051)	(72,075)	(494,496)	(62,433)	(75,396)	(658,249)
Units transferred between Sub-Accounts and to/from the Fixed Account	(2,230,891)	262,225	(15,418)	(1,976)	(190,391)	16,489	(11,609)	159,685
Net increase (decrease)	(13,679,018)	34,949	(119,617)	275,630	(658,437)	361,447	249,347	(461,948)

			MML		MML U.S.
	MML	MML	Strategic	MML Total	Government	Oppenheimer	Oppenheimer	Oppenheimer
	Small/Mid Cap Value	Special Situations	Emerging Markets	Return Bond	Money Market	Capital Appreciation	Capital Appreciation	Conservative Balanced
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Service Class)	(Service Class I)				(Service)	(Non-Service)	(Service)

Units purchased	205,428	22,902	250,375	619,138	2,421,471	6,884	54,942	-
Units withdrawn	(109,777)	(4,904)	(142,058)	(189,372)	(3,768,777)	(60,871)	(1,150,913)	(560)
Units transferred between Sub-Accounts and to/from the Fixed Account	3,178	(2,554)	(14,624)	(20,914)	2,329,962	(29,092)	(395,157)	-
Net increase (decrease)	98,828	15,444	93,694	408,852	982,656	(83,079)	(1,491,129)	(560)

		Oppenheimer	Oppenheimer			Oppenheimer	Oppenheimer	Oppenheimer
	Oppenheimer	Discovery	Discovery			Global	Global	Global
	Conservative	Mid Cap	Mid Cap	Oppenheimer	Oppenheimer	Multi-	Strategic	Strategic
	Balanced	Growth	Growth	Global	Global	Alternatives	Income	Income
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)

Units purchased	2,661	226,664	38,124	738,485	59,665	51,227	611,629	88,776
Units withdrawn	(57,503)	(76,000)	(718,213)	(283,370)	(932,117)	(33,665)	(584,000)	(1,817,894)
Units transferred between Sub-Accounts and to/from the Fixed Account	(6,252)	(9,515)	(262,827)	(1,052)	(17,938)	(3,416)	65,348	82,409
Net increase (decrease)	(61,093)	141,149	(942,916)	454,063	(890,390)	14,146	92,977	(1,646,709)

							PIMCO	VY®
	Oppenheimer	Oppenheimer	Oppenheimer			Oppenheimer	Commodity	Clarion
	Government	International	International	Oppenheimer	Oppenheimer	Total Return	RealReturn®	Global
	Money	Growth	Growth	Main Street	Main Street	Bond	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2018 (Continued)		(Service)	(Non-Service)	(Service)	(Non-Service)

Units purchased	69,303	291,128	16,725	230,339	11,798	-	32,578	13,285
Units withdrawn	(121,637)	(144,854)	(152,082)	(81,755)	(129,165)	(16,808)	(262,520)	(140,990)
Units transferred between Sub-Accounts and to/from the Fixed Account	43,648	27,710	18,499	(5,389)	(25,573)	(3,111)	5,016	(32,636)
Net increase (decrease)	(8,686)	173,985	(116,857)	143,196	(142,940)	(19,920)	(224,926)	(160,342)

F-67

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2019 follows:

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
BlackRock iShares® Alternatives Strategies V.I. Sub-Account (Class III)
2019	-	$-	to	$-	$-	-%	-	to	-%	-%	to	-%
2018[7]	-	11.29	to	11.55	-	-	1.00	to	1.80	0.98	to	1.52
2017	92,123	11.18	to	11.37	1,047,836	2.98	1.00	to	1.80	10.45	to	11.33
2016	54,350	10.12	to	10.22	555,192	4.32	1.00	to	1.80	4.33	to	5.16
2015	9,053	9.70	to	9.72	87,946	0.54	1.00	to	1.80	(2.99)	to	(2.85)

BlackRock 60/40 Target Allocation ETF V.I. Sub-Account (Class III)
2019	274,313	12.62	to	13.05	3,575,830	4.15	1.00	to	1.80	19.06	to	20.02
2018	96,720	10.60	to	10.87	1,051,057	0.87	1.00	to	1.80	(6.88)	to	(6.13)
2017	76,335	11.38	to	11.58	884,020	2.54	1.00	to	1.80	12.69	to	13.59
2016	35,649	10.10	to	10.20	363,359	2.71	1.00	to	1.80	4.27	to	5.10
2015	12,314	9.69	to	9.70	119,445	0.62	1.00	to	1.80	(3.14)	to	(3.00)

BlackRock iShares® Dynamic Fixed Income V.I. Sub-Account (Class III)
2019	-	-	to	-	-	-	-	to	-	-	to	-
2018[8]	-	9.88	to	10.07	-	-	1.00	to	1.80	(2.29)	to	(2.10)
2017	162,634	10.11	to	10.29	1,672,552	2.52	1.00	to	1.80	1.76	to	2.57
2016	111,228	9.94	to	10.03	1,115,162	2.42	1.00	to	1.80	1.48	to	2.29
2015	39,486	9.79	to	9.81	387,172	4.74	1.00	to	1.80	(2.09)	to	(1.95)

BlackRock iShares® Equity Appreciation V.I. Sub-Account (Class III)
2019	-	-	to	-	-	-	-	to	-	-	to	-
2018[8]	-	11.96	to	12.20	-	-	1.00	to	1.80	(2.34)	to	(2.15)
2017	70,900	12.25	to	12.47	882,818	1.88	1.00	to	1.80	19.41	to	20.36
2016	59,162	10.26	to	10.36	612,291	2.98	1.00	to	1.80	7.11	to	7.97
2015	6,772	9.58	to	9.59	64,955	0.45	1.00	to	1.80	(4.21)	to	(4.07)

Fidelity® VIP Contrafund® Sub-Account (Initial Class)
2019	6,319,467	27.86	to	42.16	232,111,397	0.45	0.95	to	2.60	28.20	to	30.33
2018	7,486,410	21.73	to	32.34	212,143,084	0.68	0.95	to	2.60	(8.79)	to	(7.27)
2017	8,813,211	23.83	to	34.88	270,257,413	0.98	0.95	to	2.60	18.76	to	20.73
2016	10,065,234	20.07	to	28.89	256,505,001	0.79	0.95	to	2.60	5.24	to	6.99
2015	11,133,409	19.07	to	27.00	266,752,622	1.01	0.95	to	2.60	(1.91)	to	(0.28)

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)
2019	8,336,046	15.32	to	26.03	191,552,509	0.22	1.00	to	3.10	27.27	to	29.97
2018	7,820,910	11.79	to	20.45	150,211,346	0.45	1.00	to	3.10	(9.51)	to	(7.57)
2017	6,722,621	12.76	to	22.60	154,879,781	0.80	1.00	to	3.10	17.89	to	20.38
2016	5,476,326	10.60	to	19.17	118,297,754	0.66	1.00	to	3.10	4.45	to	6.66
2015	4,717,837	9.93	to	18.35	106,079,060	0.86	1.00	to	3.10	(2.65)	to	(0.66)

Invesco Oppenheimer V.I. Capital Appreciation Sub-Account (Series II)[9]
2019	481,175	19.83	to	28.22	12,888,583	-	1.15	to	3.10	31.70	to	34.29
2018	553,449	15.06	to	21.01	11,026,041	-	1.15	to	3.10	(8.84)	to	(7.04)
2017	636,528	16.52	to	22.60	13,651,148	0.01	1.15	to	3.10	22.66	to	25.06
2016	669,136	13.47	to	18.07	11,507,034	0.11	1.15	to	3.10	(5.40)	to	(3.54)
2015	719,485	14.24	to	18.74	12,694,135	-	1.15	to	3.10	0.12	to	2.09

Invesco Oppenheimer V.I. Capital Appreciation Sub-Account (Series I)[9]
2019	5,846,107	21.24	to	29.72	161,347,994	0.06	0.95	to	2.60	32.70	to	34.91
2018	7,333,024	16.00	to	22.03	150,727,803	0.33	0.95	to	2.60	(8.16)	to	(6.63)
2017	8,824,152	17.42	to	23.59	195,124,067	0.24	0.95	to	2.60	23.59	to	25.64
2016	10,289,099	14.10	to	18.78	181,883,596	0.42	0.95	to	2.60	(4.71)	to	(3.12)
2015	11,140,031	14.79	to	19.38	204,161,032	0.09	0.95	to	2.60	0.89	to	2.56

F-68

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco Oppenheimer V.I. Conservative Balanced Sub-Account (Series II)[9]
2019	5,079	$11.42	to	$15.09	$71,711	2.00%	1.15%	to	2.65%	14.15%	to	15.88%
2018	5,419	10.01	to	13.03	66,010	1.73	1.15	to	2.65	(8.02)	to	(6.62)
2017	5,979	10.88	to	13.95	78,036	1.69	1.15	to	2.65	6.11	to	7.71
2016	6,910	10.25	to	12.95	84,787	2.12	1.15	to	2.65	2.22	to	3.77
2015	9,360	10.03	to	12.48	112,578	2.05	1.15	to	2.65	(2.06)	to	(0.58)

Invesco Oppenheimer V.I. Conservative Balanced Sub-Account (Series I)[9]
2019	417,214	11.71	to	17.70	6,873,042	2.24	0.95	to	2.60	14.50	to	16.40
2018	473,310	10.23	to	15.21	6,725,065	1.97	0.95	to	2.60	(7.77)	to	(6.22)
2017	534,403	11.09	to	16.22	8,114,383	1.96	0.95	to	2.60	6.46	to	8.22
2016	630,503	10.42	to	14.99	8,876,450	2.39	0.95	to	2.60	2.57	to	4.27
2015	703,999	10.16	to	14.37	9,535,222	2.25	0.95	to	2.60	(1.76)	to	(0.12)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account (Series II)[9]
2019	875,114	16.40	to	22.99	18,022,291	-	1.00	to	3.10	34.77	to	37.63
2018	672,955	11.92	to	17.06	11,178,908	-	1.00	to	3.10	(9.18)	to	(7.24)
2017	531,806	12.85	to	18.78	10,967,039	-	1.00	to	3.10	24.55	to	27.18
2016	413,368	10.10	to	15.08	7,455,029	-	1.00	to	3.10	(1.03)	to	1.06
2015	418,015	10.00	to	15.24	7,838,962	-	1.00	to	3.10	(0.05)	to	3.10

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Sub-Account (Series I)[9]
2019	3,582,421	24.61	to	33.67	106,476,690	-	0.95	to	2.60	35.79	to	38.05
2018	4,535,962	18.13	-	24.39	99,470,922	-	0.95	-	2.60	(8.51)	-	(6.98)
2017	5,478,879	19.81	-	26.22	130,393,799	0.03	0.95	-	2.60	25.50	-	27.58
2016	6,350,802	15.79	-	20.55	119,229,530	-	0.95	-	2.60	(0.29)	-	1.37
2015	7,089,700	15.83	-	20.27	132,434,269	-	0.95	-	2.60	3.87	-	5.60

Invesco Oppenheimer V.I. Global Sub-Account (Series II)[9]
2019	3,054,222	14.48	to	22.63	$69,852,655	0.64	1.00	to	3.10	27.44	to	30.15
2018	3,122,101	11.13	to	17.76	58,317,027	0.76	1.00	to	3.10	(16.05)	to	(14.26)
2017	2,668,038	12.98	to	21.15	65,203,626	0.72	1.00	to	3.10	32.17	to	34.97
2016	2,429,442	9.61	to	16.00	47,830,566	0.77	1.00	to	3.10	(3.20)	to	(1.15)
2015	2,296,397	9.73	to	16.53	48,068,966	1.05	1.00	to	3.10	(2.74)	to	0.51

Invesco Oppenheimer V.I. Global Sub-Account (Series I)[9]
2019	5,325,923	24.23	to	36.97	176,050,964	0.89	0.95	to	2.60	28.41	to	30.54
2018	6,335,935	18.87	to	28.32	161,039,139	0.99	0.95	to	2.60	(15.42)	to	(14.01)
2017	7,226,325	22.31	to	32.94	214,656,278	0.94	0.95	to	2.60	33.17	to	35.38
2016	8,685,167	16.75	to	24.33	191,007,098	1.07	0.95	to	2.60	(2.48)	to	(0.86)
2015	9,468,058	17.18	to	24.54	211,458,450	1.30	0.95	to	2.60	1.28	to	2.96

Invesco Oppenheimer V.I. Global Strategic Income Sub-Account (Series II)[9]
2019	4,957,887	11.12	to	12.97	74,928,822	3.39	1.00	to	3.10	7.23	to	9.51
2018	4,974,238	10.16	to	12.10	70,206,556	4.56	1.00	to	3.10	(7.47)	to	(5.49)
2017	4,881,261	10.75	to	13.07	75,321,693	1.95	1.00	to	3.10	2.81	to	4.99
2016	4,528,125	10.24	to	12.72	68,620,181	4.57	1.00	to	3.10	3.03	to	5.21
2015	4,740,022	9.73	to	12.34	69,114,608	5.35	1.00	to	3.10	(5.47)	to	(2.71)

Invesco Oppenheimer V.I. Global Strategic Income Sub-Account (Series I)[9]
2019	9,820,494	13.89	to	22.10	174,837,228	3.80	0.95	to	2.60	7.96	to	9.76
2018	10,593,916	12.86	to	20.14	173,249,673	4.84	0.95	to	2.60	(6.86)	to	(5.31)
2017	12,240,624	13.81	to	21.27	211,836,285	2.29	0.95	to	2.60	3.55	to	5.27
2016	13,230,514	13.34	to	20.20	218,695,233	5.00	0.95	to	2.60	3.81	to	5.53
2015	15,133,537	12.85	to	19.14	237,820,282	5.89	0.95	to	2.60	(4.77)	to	(3.18)

F-69

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco Oppenheimer V.I. Government Money Sub-Account[9]
2019	673,998	$8.04	to	$10.49	$7,061,758	1.70%	0.95%	to	2.60%	(0.90)%	to	0.75%
2018	749,807	8.11	to	10.41	7,836,332	1.34	0.95	to	2.60	(1.26)	to	0.39
2017	758,493	8.21	to	10.37	7,890,182	0.38	0.95	to	2.60	(2.18)	to	(0.56)
2016	769,084	8.40	to	10.43	8,057,894	0.01	0.95	to	2.60	(2.55)	to	(0.93)
2015	976,501	8.62	to	10.53	10,336,029	0.01	0.95	to	2.60	(2.56)	to	(0.94)

Invesco Oppenheimer V.I. International Growth Sub-Account (Series II)[9]
2019	1,376,480	11.94	to	18.62	26,966,589	0.71	1.00	to	3.10	24.05	to	26.68
2018	1,433,614	9.42	to	15.01	23,629,838	0.60	1.00	to	3.10	(22.02)	to	(20.36)
2017	1,259,629	11.83	to	19.25	28,549,998	1.14	1.00	to	3.10	22.60	to	25.19
2016	1,142,092	9.45	to	15.70	22,105,225	0.82	1.00	to	3.10	(5.68)	to	(3.68)
2015	1,111,652	9.81	to	16.65	23,682,945	0.90	1.00	to	3.10	(1.89)	to	(0.04)

Invesco Oppenheimer V.I. International Growth Sub-Account (Series I)[9]
2019	1,267,445	19.95	to	28.48	32,768,962	1.05	0.95	to	2.60	25.30	to	27.39
2018	1,469,329	15.92	to	22.36	30,045,032	0.86	0.95	to	2.60	(21.50)	to	(20.18)
2017	1,586,186	20.29	to	28.01	40,886,987	1.43	0.95	to	2.60	23.06	to	25.10
2016	1,727,776	16.48	to	22.39	35,872,901	1.10	0.95	to	2.60	(4.62)	to	(3.04)
2015	1,953,465	17.28	to	23.09	42,333,615	1.17	0.95	to	2.60	0.78	to	2.45

Invesco Oppenheimer V.I. Main Street Sub-Account (Series II)[9]
2019	1,022,590	14.98	to	21.06	19,582,090	0.81	1.00	to	3.10	27.72	to	30.43
2018	954,458	11.49	to	16.49	14,676,353	0.90	1.00	to	3.10	(10.92)	to	(9.02)
2017	811,263	12.62	to	18.51	14,827,618	1.01	1.00	to	3.10	13.09	to	15.48
2016	578,264	10.93	to	16.37	10,570,828	0.81	1.00	to	3.10	7.91	to	10.19
2015	350,633	9.92	to	15.17	6,571,579	0.59	1.00	to	3.10	(0.80)	to	(0.04)

Invesco Oppenheimer V.I. Main Street Sub-Account (Series I)[9]
2019	1,159,288	22.54	to	31.55	32,594,095	1.06	0.95	to	2.60	28.69	to	30.83
2018	1,342,344	17.52	to	24.12	28,990,577	1.17	0.95	to	2.60	(10.26)	to	(8.76)
2017	1,485,284	19.52	to	26.43	35,355,748	1.25	0.95	to	2.60	13.92	to	15.81
2016	1,636,217	17.13	to	22.82	33,814,437	1.12	0.95	to	2.60	8.76	to	10.56
2015	1,773,958	15.75	to	20.64	33,344,658	0.93	0.95	to	2.60	0.68	to	2.35

Invesco Oppenheimer V.I. Total Return Bond Sub-Account[9]
2019	129,518	-	-	15.35	1,988,167	3.32	-	-	1.40	-	-	8.00
2018	145,829	-	-	14.21	2,072,652	3.33	-	-	1.40	-	-	(2.41)
2017	165,749	-	-	14.56	2,413,840	2.43	-	-	1.40	-	-	3.14
2016	187,107	-	-	14.12	2,642,040	3.70	-	-	1.40	-	-	1.84
2015	211,390	-	-	13.87	2,931,050	4.06	-	-	1.40	-	-	(0.44)

Invesco V.I. Diversified Dividend Sub-Account (Series I)[9]
2019	517,444			13.91	6,771,474	2.90			2.60			23.91
2018	590,254			11.22	6,260,165	2.36			2.60			(8.45)
2017	676,418			12.26	7,720,912	1.65			2.60			7.55
2016	736,362			11.40	7,837,640	1.38			2.60			13.73
2015	683,000			10.02	6,428,727	1.74			2.60			1.10

Invesco V.I. Diversified Dividend Sub-Account (Series II)
2019	1,203,871	8.68	to	12.44	14,181,904	2.53	1.15	to	3.10	20.97	to	23.35
2018	1,568,171	7.17	to	10.09	14,983,575	2.15	1.15	to	3.10	(10.64)	to	(8.87)
2017	1,643,070	8.03	to	11.07	17,155,729	1.50	1.15	to	3.10	5.05	to	7.11
2016	1,687,179	7.64	to	10.34	16,407,276	1.27	1.15	to	3.10	11.05	to	13.23
2015	1,432,504	6.88	to	9.13	12,233,723	1.59	1.15	to	3.10	(1.29)	to	0.65

F-70

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Health Care Sub-Account (Series I)
2019	355,234	$24.45	to	$35.65	$11,544,579	0.04%	0.95%	to	2.60%	29.10%	to	31.25%
2018	389,202	18.94	to	27.16	9,685,524	-	0.95	to	2.60	(1.70)	to	(0.05)
2017	449,464	19.26	to	27.18	11,252,795	0.36	0.95	to	2.60	12.86	to	14.73
2016	550,239	17.07	to	23.69	12,141,263	-	0.95	to	2.60	(13.73)	to	(12.30)
2015	624,469	19.78	to	27.01	15,699,247	-	0.95	to	2.60	0.51	to	2.19

Invesco V.I. Health Care Sub-Account (Series II)
2019	424,441	22.83	to	33.00	13,391,320	-	1.15	to	3.10	28.15	to	30.67
2018	487,410	17.82	to	25.26	11,728,521	-	1.15	to	3.10	(2.47)	to	(0.54)
2017	579,001	18.27	to	25.40	13,988,456	0.08	1.15	to	3.10	12.03	to	14.23
2016	665,130	16.31	to	22.23	14,005,123	-	1.15	to	3.10	(14.37)	to	(12.69)
2015	873,197	19.05	to	25.46	20,829,685	-	1.15	to	3.10	(0.25)	to	1.71

Invesco V.I. Technology Sub-Account (Series I)
2019	409,274	24.36	to	31.73	7,407,278	-	0.95	to	2.60	32.39	to	34.59
2018	440,280	18.40	to	23.57	6,043,444	-	0.95	to	2.60	(3.02)	to	(1.40)
2017	485,107	18.97	to	23.91	7,039,384	-	0.95	to	2.60	31.68	to	33.86
2016	477,318	14.41	to	17.86	5,520,565	-	0.95	to	2.60	(3.30)	to	(1.69)
2015	527,089	14.90	to	18.17	6,455,998	-	0.95	to	2.60	4.07	to	5.80

Invesco V.I. Technology Sub-Account (Series II)
2019	300,092	22.74	to	37.25	10,156,434	-	1.15	to	3.10	31.42	to	34.01
2018	377,907	17.30	to	27.79	9,565,714	-	1.15	to	3.10	(3.76)	to	(1.85)
2017	364,551	17.98	to	28.32	9,417,375	-	1.15	to	3.10	30.64	to	33.20
2016	347,245	13.76	to	21.26	6,782,767	-	1.15	to	3.10	(4.02)	to	(2.14)
2015	404,745	14.34	to	21.72	8,025,462	-	1.15	to	3.10	3.31	to	5.34

Ivy VIP Asset Strategy Sub-Account
2019	943,855	12.13	to	12.27	12,403,360	2.13	1.00	to	3.10	18.06	to	20.57
2018	1,008,997	10.18	to	10.27	11,123,858	1.88	1.00	to	3.10	(8.34)	to	(6.39)
2017	982,489	10.88	to	11.21	11,774,897	1.59	1.00	to	3.10	14.67	to	17.10
2016	1,062,865	9.29	to	9.77	11,011,299	0.59	1.00	to	3.10	(5.53)	to	(3.54)
2015	1,184,806	9.63	to	10.35	12,900,869	0.34	1.00	to	3.10	(11.15)	to	(3.72)

MML Aggressive Allocation Sub-Account (Initial Class)
2019	1,821,022	17.49	to	21.30	37,508,768	1.99	0.95	to	2.60	20.75	to	22.76
2018	1,849,440	14.49	to	17.35	31,085,089	1.34	0.95	to	2.60	(10.49)	to	(8.99)
2017	2,054,640	16.18	to	19.07	38,015,322	1.11	0.95	to	2.60	15.73	to	17.65
2016	2,239,323	13.98	to	16.21	35,369,015	1.55	0.95	to	2.60	5.76	to	7.52
2015	2,429,282	13.22	to	15.07	35,674,422	2.03	0.95	to	2.60	(3.39)	to	(1.78)

MML Aggressive Allocation Sub-Account (Service Class)
2019	5,325,759	13.65	to	16.18	95,636,402	1.71	1.00	to	3.10	19.87	to	22.42
2018	5,559,658	11.15	to	13.50	83,188,210	1.17	1.00	to	3.10	(11.26)	to	(9.36)
2017	5,308,383	12.30	to	15.21	90,242,471	0.96	1.00	to	3.10	14.83	to	17.26
2016	4,946,142	10.49	to	13.25	73,642,938	1.34	1.00	to	3.10	4.98	to	7.20
2015	4,734,855	9.79	to	12.62	68,002,165	1.87	1.00	to	3.10	(4.09)	to	(2.14)

MML Asset Momentum Sub-Account (Service Class I)
2019	120,799	15.17	to	15.68	1,893,686	0.68	1.00	to	1.80	35.06	to	36.14
2018	119,922	11.23	to	11.52	1,380,613	0.09	1.00	to	1.80	(18.42)	to	(17.76)
2017	108,500	13.77	to	14.01	1,518,813	1.42	1.00	to	1.80	31.40	to	32.45
2016	78,083	10.48	to	10.58	824,965	0.85	1.00	to	1.80	7.89	to	8.76
2015	14,164	9.71	to	9.72	137,680	-	1.00	to	1.80	(2.90)	to	(2.76)

MML Balanced Allocation Sub-Account (Initial Class)
2019	5,809,475	14.62	to	17.80	99,026,168	2.57	0.95	to	2.60	13.75	to	15.65
2018	6,173,598	12.85	to	15.40	91,530,192	2.29	0.95	to	2.60	(6.93)	to	(5.38)
2017	7,150,965	13.81	to	16.27	112,285,437	1.92	0.95	to	2.60	8.63	to	10.43
2016	7,704,110	12.71	to	14.73	110,199,123	2.28	0.95	to	2.60	3.43	to	5.15
2015[6]	8,867,495	12.29	to	14.01	121,174,809	2.69	0.95	to	2.60	(2.92)	to	(1.30)

F-71

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Balanced Allocation Sub-Account (Service Class)
2019	26,645,694	$12.32	to	$13.56	$408,910,548	2.31%	1.00%	to	3.10%	13.05%	to	15.45%
2018	28,846,215	10.67	to	11.99	391,117,726	2.07	1.00	to	3.10	(7.69)	to	(5.72)
2017	31,226,600	11.32	to	12.99	459,709,617	1.71	1.00	to	3.10	7.82	to	10.11
2016	32,113,847	10.28	to	12.05	438,781,835	2.11	1.00	to	3.10	2.60	to	4.77
2015	32,206,801	9.81	to	11.75	427,863,488	2.54	1.00	to	3.10	(3.65)	to	(1.85)

MML Blend Sub-Account (Initial Class)
2019	2,419,280	20.81	to	29.64	62,980,806	2.43	0.95	to	2.60	18.27	to	20.23
2018	2,604,579	17.59	to	24.65	56,577,666	2.11	0.95	to	2.60	(6.81)	to	(5.25)
2017	2,870,494	18.88	to	26.02	66,201,478	2.11	0.95	to	2.60	12.31	to	14.17
2016	3,185,857	16.81	to	22.79	64,599,999	2.13	0.95	to	2.60	6.62	to	8.39
2015	3,423,305	15.77	to	21.02	64,229,985	2.13	0.95	to	2.60	(2.49)	to	(0.87)

MML Blend Sub-Account (Service Class)
2019	9,995,211	13.76	to	19.44	161,858,732	2.20	1.00	to	3.10	17.38	to	19.87
2018	8,331,460	11.47	to	16.56	118,605,705	2.01	1.00	to	3.10	(7.51)	to	(5.53)
2017	5,096,057	12.15	to	17.90	88,119,240	1.97	1.00	to	3.10	11.47	to	13.83
2016	3,435,697	10.67	to	16.06	60,017,383	1.94	1.00	to	3.10	5.82	to	8.06
2015	2,627,633	9.88	to	15.18	47,553,483	1.92	1.00	to	3.10	(3.22)	to	(1.25)

MML Blue Chip Growth Sub-Account (Initial Class)
2019	1,289,749	32.02	to	45.84	56,366,432	-	0.95	to	2.60	26.51	to	28.62
2018	1,408,101	25.31	to	35.64	48,210,759	-	0.95	to	2.60	(0.75)	to	0.91
2017	1,675,677	25.51	to	35.32	57,023,079	0.01	0.95	to	2.60	32.74	to	34.94
2016	1,882,269	19.22	to	26.17	47,571,672	-	0.95	to	2.60	(1.68)	to	(0.04)
2015	2,020,094	19.54	to	26.19	51,367,155	-	0.95	to	2.60	8.25	to	10.05

MML Blue Chip Growth Sub-Account (Service Class)
2019	5,915,556	17.45	to	29.92	137,333,697	-	1.00	to	3.10	25.60	to	28.27
2018	5,069,585	13.60	to	23.82	99,468,289	-	1.00	to	3.10	(1.44)	to	0.66
2017	3,342,409	13.51	to	24.17	77,072,040	-	1.00	to	3.10	31.76	to	34.55
2016	2,352,355	10.04	to	18.35	47,399,149	-	1.00	to	3.10	(2.41)	to	(0.35)
2015	1,846,448	10.08	to	18.80	42,473,882	-	1.00	to	3.10	0.80	to	7.37

MML Conservative Allocation Sub-Account (Initial Class)
2019	4,480,056	14.19	to	17.29	74,794,028	2.68	0.95	to	2.60	12.24	to	14.11
2018	4,916,102	12.65	to	15.15	72,187,610	2.52	0.95	to	2.60	(5.99)	to	(4.41)
2017	5,515,710	13.45	to	15.85	84,980,369	2.17	0.95	to	2.60	6.81	to	8.59
2016	6,405,735	12.59	to	14.59	91,123,910	2.33	0.95	to	2.60	3.08	to	4.79
2015	7,080,010	12.22	to	13.93	96,367,633	2.82	0.95	to	2.60	(2.94)	to	(1.32)

MML Conservative Allocation Sub-Account (Service Class)
2019	20,930,050	12.03	to	13.13	312,722,144	2.47	1.00	to	3.10	11.42	to	13.79
2018	22,812,097	10.57	to	11.79	306,155,920	2.26	1.00	to	3.10	(6.65)	to	(4.66)
2017	25,771,201	11.09	to	12.63	368,723,696	1.97	1.00	to	3.10	6.01	to	8.25
2016	27,042,671	10.25	to	11.91	364,206,497	2.16	1.00	to	3.10	2.27	to	4.43
2015	25,757,742	9.81	to	11.65	338,660,784	2.68	1.00	to	3.10	(3.67)	to	(1.89)

MML Core Allocation Sub-Account
2019	57,034,873	13.23	to	15.10	989,500,489	2.39	1.00	to	3.10	14.51	to	16.94
2018	63,029,364	11.31	to	13.19	944,978,070	1.71	1.00	to	3.10	(7.76)	to	(5.79)
2017	67,444,935	12.01	to	14.30	1,083,277,030	1.41	1.00	to	3.10	11.44	to	13.80
2016	64,956,863	10.55	to	12.83	932,979,667	1.87	1.00	to	3.10	5.65	to	7.89
2015	59,347,906	9.78	to	12.14	807,083,244	1.36	1.00	to	3.10	(4.14)	to	(2.20)

MML Dynamic Bond Sub-Account (Service Class I)
2019	918,215	10.78	to	11.14	10,144,350	3.42	1.00	to	1.80	6.59	to	7.45
2018	607,871	10.11	to	10.37	6,269,866	3.31	1.00	to	1.80	(2.11)	to	(1.32)
2017	421,103	10.33	to	10.51	4,411,076	3.26	1.00	to	1.80	2.26	to	3.08
2016	275,395	10.10	to	10.20	2,803,633	3.26	1.00	to	1.80	2.80	to	3.63
2015	28,823	9.82	to	9.84	283,543	0.36	1.00	to	1.80	(1.75)	to	(1.61)

F-72

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Equity Sub-Account (Initial Class)
2019	1,097,055	$19.27	to	$27.51	$25,084,965	2.04%	0.95%	to	2.60%	22.69%	to	24.73%
2018	1,190,624	15.71	to	22.06	21,958,025	1.77	0.95	to	2.60	(12.32)	to	(10.85)
2017	1,330,305	17.91	to	24.74	27,833,264	1.82	0.95	to	2.60	12.83	to	14.70
2016	1,478,690	15.88	to	21.57	27,122,827	1.72	0.95	to	2.60	9.71	to	11.53
2015[6]	1,601,017	14.47	to	19.34	26,423,971	2.07	0.95	to	2.60	(5.91)	to	(4.34)

MML Equity Sub-Account (Service Class)
2019	4,923,227	13.74	to	18.01	97,057,943	1.82	1.00	to	3.10	21.78	to	24.36
2018	5,016,720	11.05	to	14.79	82,975,610	1.58	1.00	to	3.10	(12.97)	to	(11.12)
2017	4,961,769	12.43	to	16.99	94,815,216	1.67	1.00	to	3.10	11.99	to	14.36
2016	4,623,570	10.87	to	15.17	82,044,629	1.56	1.00	to	3.10	8.89	to	11.19
2015	4,116,196	9.78	to	13.93	69,099,138	1.93	1.00	to	3.10	(6.61)	to	(2.23)

MML Equity Income Sub-Account (Initial Class)
2019	5,987,062	20.42	to	29.10	157,019,262	2.28	0.95	to	2.60	23.21	to	25.26
2018	7,063,608	16.57	to	23.23	148,592,012	1.88	0.95	to	2.60	(11.70)	to	(10.23)
2017	8,186,156	18.77	to	25.88	192,596,091	2.14	0.95	to	2.60	13.36	to	15.24
2016	9,518,731	16.56	to	22.46	194,949,078	2.01	0.95	to	2.60	15.65	to	17.56
2015	10,985,217	14.32	to	19.10	192,181,207	1.87	0.95	to	2.60	(9.27)	to	(7.76)

MML Equity Income Sub-Account (Service Class)
2019	4,049,182	14.69	to	19.07	86,738,940	2.07	1.00	to	3.10	22.27	to	24.86
2018	4,198,697	11.77	to	15.60	75,340,152	1.70	1.00	to	3.10	(12.37)	to	(10.50)
2017	4,146,101	13.15	to	17.80	86,207,492	1.98	1.00	to	3.10	12.44	to	14.82
2016	4,106,682	11.45	to	15.83	77,668,627	1.83	1.00	to	3.10	14.86	to	17.29
2015	3,753,254	9.76	to	13.79	63,274,981	1.70	1.00	to	3.10	(9.94)	to	(2.36)

MML Equity Index Sub-Account (Class I)
2019	1,204,817	23.96	to	33.84	33,045,075	2.57	0.95	to	2.60	27.50	to	29.62
2018	1,545,569	18.79	to	26.10	32,889,678	1.51	0.95	to	2.60	(7.26)	to	(5.71)
2017	1,976,015	20.26	to	27.68	44,330,016	0.94	0.95	to	2.60	18.24	to	20.20
2016	2,503,591	17.14	to	23.03	46,624,051	1.61	0.95	to	2.60	8.63	to	10.43
2015	3,284,749	15.78	to	20.86	55,127,031	1.43	0.95	to	2.60	(1.60)	to	0.04

MML Equity Index Sub-Account (Service Class I)
2019	1,507,010	22.38	to	31.41	45,972,770	2.57	1.15	to	3.10	26.57	to	29.06
2018	1,732,277	17.68	to	24.34	40,825,319	1.36	1.15	to	3.10	(7.96)	to	(6.13)
2017	1,942,798	19.21	to	25.93	48,715,396	0.87	1.15	to	3.10	17.37	to	19.68
2016	2,014,920	16.37	to	21.66	42,156,829	1.57	1.15	to	3.10	7.81	to	9.93
2015	2,034,531	15.18	to	19.71	38,684,734	1.52	1.15	to	3.10	(2.37)	to	(0.45)

MML Equity Rotation Sub-Account (Service Class I)
2019	113,361	14.86	to	15.36	1,741,305	0.19	1.00	to	1.80	14.22	to	15.14
2018	109,641	13.01	to	13.34	1,462,409	0.76	1.00	to	1.80	(10.73)	to	(10.01)
2017	86,852	14.57	to	14.83	1,286,782	0.82	1.00	to	1.80	27.38	to	28.40
2016	27,425	11.44	to	11.55	316,663	1.69	1.00	to	1.80	15.13	to	16.06
2015	2,973	9.93	to	9.95	29,575	0.02	1.00	to	1.80	(0.65)	to	(0.51)

MML Focused Equity Sub-Account
2019	887,636	21.55	to	25.41	17,679,923	0.05	0.95	to	3.10	25.77	to	28.50
2018	639,384	17.13	to	19.77	10,379,415	2.82	0.95	to	3.10	(2.11)	to	0.03
2017	514,836	17.50	to	19.77	9,043,125	2.54	0.95	to	3.10	17.91	to	20.46
2016	389,111	14.84	to	16.41	6,163,329	1.17	0.95	to	3.10	14.16	to	16.63
2015[6]	457,854	13.00	to	14.07	6,339,348	1.40	0.95	to	3.10	(11.93)	to	(10.02)

MML Foreign Sub-Account (Initial Class)
2019	8,271,919	12.32	to	17.22	128,108,301	1.79	0.95	to	2.60	10.26	to	12.10
2018	8,931,698	11.18	to	15.36	124,201,591	2.25	0.95	to	2.60	(18.07)	to	(16.70)
2017	9,523,939	13.64	to	18.44	159,914,007	2.06	0.95	to	2.60	18.62	to	20.59
2016	11,158,817	11.50	to	15.29	156,153,111	2.02	0.95	to	2.60	(1.16)	to	0.48
2015	12,120,917	11.63	to	15.22	169,934,072	2.76	0.95	to	2.60	(6.63)	to	(5.08)

F-73

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Foreign Sub-Account (Service Class)
2019	700,188	$10.52	to	$11.52	$9,815,416	1.52%	1.00%	to	3.10%	9.34%	to	11.66%
2018	725,345	9.43	to	10.53	9,327,795	2.00	1.00	to	3.10	(18.61)	to	(16.87)
2017	719,693	11.34	to	12.94	11,484,300	1.85	1.00	to	3.10	17.76	to	20.25
2016	751,624	9.43	to	10.99	10,230,593	1.76	1.00	to	3.10	(1.90)	to	0.18
2015	831,677	9.41	to	11.20	11,398,372	2.71	1.00	to	3.10	(7.42)	to	(5.87)

MML Fundamental Growth Sub-Account
2019	797,684	21.05	to	24.82	14,803,275	0.44	0.95	to	3.10	29.26	to	32.07
2018	697,122	16.29	to	18.80	9,980,256	1.16	0.95	to	3.10	(2.43)	to	(0.30)
2017	415,149	16.69	to	18.85	6,501,613	1.01	0.95	to	3.10	23.44	to	26.12
2016	298,369	13.52	to	14.95	4,030,111	0.55	0.95	to	3.10	0.38	to	2.56
2015	196,105	13.47	to	14.58	2,797,767	0.58	0.95	to	3.10	2.68	to	4.91

MML Fundamental Value Sub-Account
2019	1,016,383	16.22	to	19.12	15,050,102	1.71	0.95	to	3.10	18.75	to	21.33
2018	956,198	13.66	to	15.76	12,106,408	1.56	0.95	to	3.10	(13.31)	to	(11.41)
2017	791,976	15.75	to	17.79	11,904,817	1.83	0.95	to	3.10	11.29	to	13.70
2016	586,038	14.16	to	15.65	8,339,048	1.20	0.95	to	3.10	9.61	to	11.99
2015[5]	519,426	12.91	to	13.97	7,073,271	1.04	0.95	to	3.10	(6.14)	to	(4.10)

MML Global Sub-Account (Class I)
2019	266,210	16.59	to	21.96	5,717,821	0.68	0.95	to	2.60	27.24	to	29.36
2018	306,197	13.04	to	16.97	5,081,523	1.12	0.95	to	2.60	(11.87)	to	(10.39)
2017	350,013	14.79	to	18.94	6,524,622	1.21	0.95	to	2.60	20.99	to	22.99
2016	386,442	12.22	to	15.40	5,876,396	1.16	0.95	to	2.60	4.80	to	6.54
2015	447,293	11.66	to	14.45	6,410,226	1.14	0.95	to	2.60	(3.89)	to	(2.29)

MML Global Sub-Account (Service Class I)
2019	944,518	14.55	to	15.56	17,104,721	0.35	1.00	to	3.10	26.30	to	28.98
2018	944,055	11.28	to	12.32	13,985,581	0.94	1.00	to	3.10	(12.61)	to	(10.74)
2017	932,097	12.64	to	14.10	15,992,714	1.10	1.00	to	3.10	20.18	to	22.72
2016	824,746	10.30	to	11.73	12,126,653	1.02	1.00	to	3.10	4.08	to	6.28
2015	737,898	9.69	to	11.27	10,640,884	0.73	1.00	to	3.10	(4.63)	to	(3.09)

MML Global Sub-Account (Class II)
2019	274,411	12.68	to	16.68	4,316,103	0.60	1.18	to	1.65	28.45	to	29.05
2018	255,730	9.82	to	12.98	3,127,032	1.12	1.18	to	1.65	(11.06)	to	(10.64)
2017	279,833	10.99	to	14.60	3,861,879	1.21	1.18	to	1.65	22.27	to	22.84
2016	279,376	8.95	to	11.94	3,199,295	1.15	1.18	to	1.65	5.78	to	6.28
2015	272,832	8.42	to	11.29	3,042,505	1.13	1.18	to	1.65	(2.97)	to	(2.51)

MML Growth Sub-Account
2019	8,104,921	17.26	to	23.48	191,745,889	0.32	1.00	to	3.10	26.25	to	28.93
2018	8,213,057	13.39	to	18.60	158,458,588	0.28	1.00	to	3.10	(3.70)	to	(1.65)
2017	8,081,415	13.61	to	19.32	167,744,731	0.30	1.00	to	3.10	23.90	to	26.52
2016	7,943,777	10.76	to	15.59	136,717,100	0.21	1.00	to	3.10	5.69	to	7.92
2015	7,525,113	9.97	to	14.75	125,050,050	0.69	1.00	to	3.10	(0.32)	to	3.16

MML Growth & Income Sub-Account (Initial Class)
2019	2,322,666	20.17	to	34.51	73,362,599	0.94	0.95	to	2.60	28.71	to	30.85
2018	2,668,840	15.67	to	26.38	64,684,699	0.85	0.95	to	2.60	(7.65)	to	(6.10)
2017	3,052,179	16.97	to	28.09	78,933,783	0.92	0.95	to	2.60	20.53	to	22.53
2016	3,454,803	14.08	to	22.93	72,981,281	1.05	0.95	to	2.60	5.99	to	7.75
2015	3,828,340	13.28	to	21.28	75,205,174	1.15	0.95	to	2.60	(2.09)	to	(0.46)

F-74

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Growth & Income Sub-Account (Service Class)
2019	2,471,418	$15.82	to	$18.83	$45,996,901	0.76%	1.00%	to	3.10%	27.79%	to	30.51%
2018	2,291,878	12.12	to	14.74	33,813,200	0.71	1.00	to	3.10	(8.37)	to	(6.41)
2017	1,766,489	12.95	to	16.08	30,613,749	0.78	1.00	to	3.10	19.66	to	22.19
2016	1,516,385	10.60	to	13.44	23,199,559	0.85	1.00	to	3.10	5.20	to	7.43
2015	1,200,044	9.87	to	12.78	18,797,162	0.97	1.00	to	3.10	(2.88)	to	(1.31)

MML Growth Allocation Sub-Account (Initial Class)
2019	26,884,888	16.37	to	19.94	514,011,956	2.27	0.95	to	2.60	18.10	to	20.06
2018	30,317,373	13.86	to	16.61	484,216,996	1.76	0.95	to	2.60	(9.31)	to	(7.79)
2017	33,909,954	15.29	to	18.01	589,829,186	1.49	0.95	to	2.60	13.10	to	14.98
2016	36,689,881	13.52	to	15.66	556,965,915	1.90	0.95	to	2.60	4.82	to	6.56
2015	39,202,730	12.89	to	14.70	560,532,042	2.39	0.95	to	2.60	(3.26)	to	(1.65)

MML Growth Allocation Sub-Account (Service Class)
2019	53,783,791	13.13	to	15.18	978,800,276	2.03	1.00	to	3.10	17.24	to	19.73
2018	59,693,993	10.97	to	12.95	915,267,296	1.53	1.00	to	3.10	(9.95)	to	(8.03)
2017	64,140,636	11.93	to	14.38	1,080,894,605	1.26	1.00	to	3.10	12.28	to	14.66
2016	67,568,784	10.40	to	12.81	1,001,300,773	1.66	1.00	to	3.10	3.96	to	6.16
2015	71,299,878	9.80	to	12.32	1,003,379,241	2.18	1.00	to	3.10	(3.99)	to	(2.01)

MML High Yield Sub-Account
2019	2,982,701	14.52	to	17.87	43,189,753	6.00	0.95	to	3.10	8.45	to	10.80
2018	2,669,937	13.39	to	16.13	35,992,862	6.18	0.95	to	3.10	(6.50)	to	(4.46)
2017	2,318,594	14.32	to	16.88	34,421,883	7.05	0.95	to	3.10	4.60	to	6.87
2016	1,814,841	13.69	to	15.80	26,901,271	7.19	0.95	to	3.10	12.72	to	15.16
2015	1,708,634	12.14	to	13.72	22,858,526	6.47	0.95	to	3.10	(4.40)	to	(2.32)

MML Income & Growth Sub-Account (Initial Class)
2019	1,014,616	17.93	to	26.04	24,198,302	1.99	0.95	to	2.60	21.24	to	23.26
2018	1,064,337	14.79	to	21.13	20,869,071	1.74	0.95	to	2.60	(13.96)	to	(12.52)
2017	1,224,390	17.19	to	24.15	27,604,331	1.65	0.95	to	2.60	14.43	to	16.33
2016	1,362,608	15.02	to	20.76	26,577,770	1.78	0.95	to	2.60	13.42	to	15.30
2015	1,502,734	13.25	to	18.01	25,603,280	1.87	0.95	to	2.60	(2.66)	to	(1.04)

MML Income & Growth Sub-Account (Service Class)
2019	1,681,966	14.22	to	16.76	29,439,298	1.78	1.00	to	3.10	20.35	to	22.90
2018	1,666,619	11.57	to	13.93	24,435,731	1.59	1.00	to	3.10	(14.64)	to	(12.82)
2017	1,541,562	13.27	to	16.31	27,684,978	1.52	1.00	to	3.10	13.65	to	16.05
2016	1,231,768	11.43	to	14.36	20,617,145	1.56	1.00	to	3.10	12.56	to	14.94
2015	1,085,648	9.95	to	12.75	16,899,723	1.72	1.00	to	3.10	(3.39)	to	(0.53)

MML Inflation-Protected and Income Sub-Account (Initial Class)
2019	9,934,572	11.15	to	15.54	137,121,414	2.38	0.95	to	2.60	5.53	to	7.29
2018	10,511,243	10.56	to	14.49	135,793,211	3.09	0.95	to	2.60	(3.84)	to	(2.23)
2017	12,563,423	10.99	to	14.82	166,498,888	3.30	0.95	to	2.60	0.56	to	2.23
2016	12,945,199	10.92	to	14.49	168,517,535	2.36	0.95	to	2.60	2.52	to	4.22
2015	14,833,791	10.66	to	13.91	185,830,534	1.10	0.95	to	2.60	(4.04)	to	(2.44)

MML Inflation-Protected and Income Sub-Account (Service Class)
2019	3,451,539	10.41	to	10.88	43,237,327	2.22	1.00	to	3.10	4.76	to	6.98
2018	3,455,411	9.94	to	10.17	41,399,216	2.86	1.00	to	3.10	(4.57)	to	(2.53)
2017	3,682,017	10.41	to	10.43	46,122,629	3.07	1.00	to	3.10	(0.17)	to	1.94
2016	3,768,338	10.23	to	10.43	47,031,894	2.09	1.00	to	3.10	1.71	to	3.86
2015	3,940,287	9.85	to	10.26	47,814,632	1.01	1.00	to	3.10	(4.65)	to	(1.48)

MML International Sub-Account
2019	4,069,542	12.69	to	13.09	61,510,006	2.74	1.00	to	3.10	18.58	to	21.09
2018	4,343,149	10.70	to	10.81	54,602,962	0.82	1.00	to	3.10	(16.18)	to	(14.39)
2017	4,359,057	12.62	to	12.76	64,715,051	0.82	1.00	to	3.10	27.64	to	30.35
2016	4,560,968	9.68	to	10.00	52,316,709	1.16	1.00	to	3.10	(0.16)	to	1.95
2015	4,780,197	9.50	to	10.02	54,170,932	0.91	1.00	to	3.10	(7.84)	to	(5.01)

F-75

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML International Equity Sub-Account
2019	571,549	$9.74	to	$11.01	$6,643,432	1.79%	0.95%	to	3.10%	20.55%	to	23.17%
2018	495,952	8.08	to	8.94	4,669,380	1.59	0.95	to	3.10	(26.38)	to	(24.77)
2017	312,168	10.98	to	11.88	3,854,469	1.76	0.95	to	3.10	26.20	to	28.94
2016	98,906	8.70	to	9.21	931,432	1.70	0.95	to	3.10	4.68	to	6.95
2015	162,216	8.31	to	8.61	1,395,293	0.23	0.95	to	3.10	(8.00)	to	(5.99)

MML Large Cap Growth Sub-Account (Initial Class)
2019	577,917	22.22	to	30.85	15,827,567	0.58	0.95	to	2.60	28.60	to	30.74
2018	676,794	17.28	to	23.60	14,279,402	0.63	0.95	to	2.60	(4.79)	to	(3.19)
2017	782,688	18.15	to	24.38	17,285,084	0.37	0.95	to	2.60	30.09	to	32.25
2016	891,625	13.95	to	18.43	15,027,089	0.13	0.95	to	2.60	(2.93)	to	(1.32)
2015	972,773	14.37	to	18.68	16,674,788	-	0.95	to	2.60	2.42	to	4.13

MML Large Cap Growth Sub-Account (Service Class)
2019	896,562	16.30	to	$20.73	16,390,792	0.46	1.00	to	3.10	27.64	to	30.35
2018	716,008	12.50	to	16.24	10,587,661	0.56	1.00	to	3.10	(5.46)	to	(3.44)
2017	426,985	12.95	to	17.18	7,506,816	0.24	1.00	to	3.10	28.96	to	31.69
2016	239,844	9.83	to	13.32	3,605,074	-	1.00	to	3.10	(3.55)	to	(1.51)
2015	208,322	9.98	to	13.81	3,500,375	-	1.00	to	3.10	(0.18)	to	1.60

MML Managed Bond Sub-Account (Initial Class)
2019	7,123,945	12.92	to	18.91	117,808,474	3.67	0.95	to	2.60	6.99	to	8.77
2018	7,702,853	12.08	to	17.39	117,644,146	3.44	0.95	to	2.60	(3.01)	to	(1.38)
2017	9,210,636	12.45	to	17.63	143,060,562	3.15	0.95	to	2.60	2.02	to	3.71
2016	9,792,140	12.21	to	17.00	147,103,492	2.81	0.95	to	2.60	0.12	to	1.78
2015	10,976,835	12.19	to	16.70	162,466,573	2.80	0.95	to	2.60	(3.30)	to	(1.69)

MML Managed Bond Sub-Account (Service Class)
2019	18,130,096	10.96	to	12.07	260,703,020	3.46	1.00	to	3.10	6.19	to	8.45
2018	18,639,618	10.11	to	11.37	250,288,149	3.23	1.00	to	3.10	(3.73)	to	(1.68)
2017	19,712,043	10.28	to	11.81	273,576,011	2.94	1.00	to	3.10	1.25	to	3.40
2016	18,648,805	9.94	to	11.66	255,334,043	2.61	1.00	to	3.10	(0.63)	to	1.47
2015	17,304,346	9.80	to	11.74	240,006,415	2.65	1.00	to	3.10	(4.02)	to	(2.00)

MML Managed Volatility Sub-Account (Initial Class)
2019	5,894,344	13.41	to	20.28	101,210,212	1.62	0.95	to	2.60	9.03	to	10.84
2018	6,358,338	12.30	to	18.30	98,987,098	1.20	0.95	to	2.60	(7.15)	to	(5.59)
2017	7,501,892	13.25	to	19.38	124,404,125	1.26	0.95	to	2.60	6.24	to	8.01
2016	8,129,791	12.47	to	17.95	125,435,320	1.74	0.95	to	2.60	1.03	to	2.71
2015	8,921,793	12.34	to	17.47	134,713,231	1.76	0.95	to	2.60	0.36	to	2.03

MML Managed Volatility Sub-Account (Service Class)
2019	1,951,793	11.48	to	12.53	30,590,858	1.37	1.00	to	3.10	8.21	to	10.51
2018	2,011,443	10.39	to	11.58	28,963,354	0.95	1.00	to	3.10	(7.84)	to	(5.88)
2017	2,157,161	11.04	to	12.56	33,697,976	1.04	1.00	to	3.10	5.45	to	7.69
2016	2,218,201	10.25	to	11.91	32,568,807	1.53	1.00	to	3.10	0.27	to	2.39
2015[6]	2,279,987	10.01	to	11.88	33,182,620	1.56	1.00	to	3.10	(0.38)	to	0.08

MML Mid Cap Growth Sub-Account (Initial Class)
2019	1,710,217	29.09	to	56.35	83,592,878	0.02	0.95	to	2.60	27.93	to	30.05
2018	1,958,567	22.74	to	43.33	73,560,646	-	0.95	to	2.60	(4.70)	to	(3.10)
2017	2,245,834	23.86	to	44.72	86,805,680	0.03	0.95	to	2.60	21.62	to	23.64
2016	2,524,036	19.62	to	36.17	79,181,316	-	0.95	to	2.60	3.57	to	5.29
2015	2,771,617	18.95	to	34.35	83,239,769	-	0.95	to	2.60	4.04	to	5.77

MML Mid Cap Growth Sub-Account (Service Class)
2019	4,497,792	16.23	to	27.03	108,799,560	-	1.00	to	3.10	27.01	to	29.71
2018	4,459,919	12.51	to	21.28	88,937,242	-	1.00	to	3.10	(5.45)	to	(3.43)
2017	4,003,907	12.96	to	22.51	91,130,983	-	1.00	to	3.10	20.68	to	23.24
2016	3,514,218	10.51	to	18.65	71,215,184	-	1.00	to	3.10	2.80	to	4.97
2015	3,224,695	10.01	to	18.14	66,933,690	-	1.00	to	3.10	0.15	to	3.34

F-76

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Mid Cap Value Sub-Account (Initial Class)
2019	4,044,150	$27.37	to	$41.14	$144,980,289	1.62%	0.95%	to	2.60%	25.82%	to	27.91%
2018	4,842,049	21.75	to	32.16	135,925,323	1.50	0.95	to	2.60	(15.24)	to	(13.82)
2017	5,436,760	25.67	to	37.32	177,889,628	1.55	0.95	to	2.60	8.84	to	10.65
2016	6,226,253	23.58	to	33.73	184,615,243	1.57	0.95	to	2.60	20.08	to	22.07
2015	7,429,027	19.64	to	27.63	180,891,281	1.89	0.95	to	2.60	(3.98)	to	(2.39)

MML Mid Cap Value Sub-Account (Service Class)
2019	2,380,279	14.43	to	25.57	53,222,998	1.44	1.00	to	3.10	24.97	to	27.62
2018	2,261,094	11.31	to	20.46	43,253,293	1.33	1.00	to	3.10	(15.97)	to	(14.18)
2017	2,049,183	13.18	to	24.35	49,740,379	1.41	1.00	to	3.10	8.07	to	10.36
2016	1,782,027	11.94	to	22.53	44,150,408	1.48	1.00	to	3.10	19.12	to	21.64
2015	1,457,283	9.82	to	18.92	32,963,955	1.74	1.00	to	3.10	(4.60)	to	(1.84)

MML Moderate Allocation Sub-Account (Initial Class)
2019	17,179,709	15.42	to	18.78	310,792,789	2.52	0.95	to	2.60	15.54	to	17.46
2018	18,831,405	13.35	to	15.99	290,920,692	2.12	0.95	to	2.60	(7.92)	to	(6.38)
2017	21,236,900	14.50	to	17.08	351,616,486	1.79	0.95	to	2.60	10.43	to	12.26
2016	23,743,681	13.13	to	15.21	351,322,644	2.08	0.95	to	2.60	4.15	to	5.88
2015	25,711,819	12.60	to	14.37	360,342,353	2.32	0.95	to	2.60	(3.19)	to	(1.58)

MML Moderate Allocation Sub-Account (Service Class)
2019	105,177,875	12.66	to	14.30	1,752,110,801	2.26	1.00	to	3.10	14.75	to	17.18
2018	117,630,522	10.81	to	12.46	1,689,907,038	1.88	1.00	to	3.10	(8.60)	to	(6.65)
2017	131,309,540	11.58	to	13.63	2,047,325,711	1.58	1.00	to	3.10	9.55	to	11.87
2016	139,446,724	10.35	to	12.44	1,969,560,365	1.88	1.00	to	3.10	3.34	to	5.53
2015	141,229,826	9.81	to	12.04	1,923,028,021	2.19	1.00	to	3.10	(3.89)	to	(1.94)

MML Short-Duration Bond Sub-Account
2019	3,025,222	9.19	to	11.31	32,173,643	3.11	0.95	to	3.10	0.99	to	3.19
2018	2,634,464	9.10	to	10.96	27,471,063	2.75	0.95	to	3.10	(1.82)	to	0.33
2017	2,599,515	9.26	to	10.92	27,262,598	2.47	0.95	to	3.10	(0.82)	to	1.33
2016	2,606,803	9.34	to	10.78	27,104,043	2.00	0.95	to	3.10	(0.57)	to	1.58
2015	1,981,811	9.40	to	10.61	20,479,215	2.08	0.95	to	3.10	(2.40)	to	(0.28)

MML Small Cap Equity Sub-Account (Initial Class)
2019	831,548	22.12	to	33.03	26,710,657	0.47	0.95	to	2.60	23.22	to	25.27
2018	935,224	17.95	to	26.37	24,030,805	0.49	0.95	to	2.60	(12.51)	to	(11.04)
2017	1,054,841	20.52	to	29.64	30,563,941	0.83	0.95	to	2.60	11.44	to	13.29
2016	1,204,534	18.41	to	26.16	30,878,286	1.05	0.95	to	2.60	15.19	to	17.10
2015	1,338,615	15.98	to	22.34	29,368,550	0.83	0.95	to	2.60	(8.06)	to	(6.53)

MML Small Cap Equity Sub-Account (Service Class)
2019	1,184,188	14.53	to	20.63	22,694,629	0.26	1.00	to	3.10	22.30	to	24.89
2018	1,131,275	11.63	to	16.87	18,425,202	0.32	1.00	to	3.10	(13.16)	to	(11.31)
2017	855,645	13.11	to	19.42	17,644,215	0.69	1.00	to	3.10	10.61	to	12.96
2016	631,631	11.61	to	17.56	13,279,472	0.85	1.00	to	3.10	14.33	to	16.75
2015	582,740	9.94	to	15.36	11,155,140	0.68	1.00	to	3.10	(8.74)	to	(0.56)

MML Small Cap Growth Equity Sub-Account (Initial Class)
2019	2,488,164	28.19	to	44.79	94,744,872	-	0.95	to	2.60	30.88	to	33.06
2018	3,094,310	21.54	to	33.66	89,078,989	-	0.95	to	2.60	(7.33)	to	(5.78)
2017	3,752,747	23.24	to	35.73	115,332,900	-	0.95	to	2.60	19.67	to	21.66
2016	4,504,045	19.42	to	29.37	114,360,455	-	0.95	to	2.60	9.86	to	11.68
2015	5,264,907	17.68	to	26.30	120,557,605	-	0.95	to	2.60	(7.53)	to	(6.00)

F-77

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Small Cap Growth Equity Sub-Account (Service Class)
2019	1,127,320	$16.41	to	$26.33	$26,026,111	-%	1.00%	to	3.10%	29.90%	to	32.66%
2018	1,008,153	12.37	to	20.27	19,280,671	-	1.00	to	3.10	(8.03)	to	(6.06)
2017	646,706	13.17	to	22.03	16,123,932	-	1.00	to	3.10	18.78	to	21.29
2016	559,854	10.86	to	18.55	12,968,514	-	1.00	to	3.10	9.04	to	11.35
2015	511,015	9.75	to	17.01	11,374,847	-	1.00	to	3.10	(8.22)	to	(2.48)

MML Small Company Value Sub-Account
2019	1,254,816	14.70	to	25.47	24,665,122	0.08	1.00	to	3.10	21.43	to	24.01
2018	1,140,446	11.85	to	20.98	19,022,657	0.19	1.00	to	3.10	(15.86)	to	(14.06)
2017	891,099	13.79	to	24.93	19,508,502	0.48	1.00	to	3.10	8.03	to	10.31
2016	612,066	12.50	to	23.08	14,305,376	0.41	1.00	to	3.10	28.14	to	30.85
2015	504,061	9.56	to	18.01	10,034,823	0.14	1.00	to	3.10	(8.53)	to	(4.44)

MML Small/Mid Cap Value Sub-Account (Initial Class)
2019	3,898,914	21.01	to	38.26	105,702,814	0.61	0.95	to	2.60	17.19	to	19.14
2018	4,387,318	17.93	to	32.11	100,384,944	0.46	0.95	to	2.60	(17.12)	to	(15.73)
2017	4,849,266	21.64	to	38.11	132,667,980	0.50	0.95	to	2.60	10.54	to	12.37
2016	5,653,797	19.57	to	33.91	138,163,724	0.55	0.95	to	2.60	21.90	to	23.92
2015	6,739,936	16.06	to	27.37	133,194,000	0.71	0.95	to	2.60	(7.96)	to	(6.43)

MML Small/Mid Cap Value Sub-Account (Service Class)
2019	1,156,012	13.34	to	19.63	23,286,750	0.39	1.00	to	3.10	16.32	to	18.78
2018	1,061,456	11.23	to	16.88	19,194,837	0.26	1.00	to	3.10	(17.73)	to	(15.97)
2017	962,628	13.36	to	20.51	22,379,494	0.30	1.00	to	3.10	9.63	to	11.96
2016	886,931	11.93	to	18.71	19,564,381	0.32	1.00	to	3.10	21.03	to	23.58
2015	858,472	9.66	to	15.46	15,923,597	0.50	1.00	to	3.10	(8.62)	to	(3.44)

MML Special Situations Sub-Account (Service Class I)
2019	56,690	14.26	to	14.75	835,745	-	1.00	to	1.80	21.29	to	22.27
2018	53,278	11.76	to	12.06	642,435	0.41	1.00	to	1.80	(6.83)	to	(6.08)
2017	37,834	12.62	to	12.84	485,763	-	1.00	to	1.80	16.47	to	17.40
2016	23,898	10.83	to	10.94	261,283	0.54	1.00	to	1.80	13.48	to	14.39
2015	10,346	9.55	to	9.56	98,920	-	1.00	to	1.80	(4.52)	to	(4.38)

MML Strategic Emerging Markets Sub-Account
2019	1,150,619	10.84	to	14.19	15,739,019	0.01	1.00	to	3.10	21.36	to	23.93
2018	1,155,182	8.93	to	11.45	12,694,684	-	1.00	to	3.10	(15.28)	to	(13.47)
2017	1,061,488	10.55	to	13.23	13,380,725	-	1.00	to	3.10	29.77	to	32.51
2016	947,781	8.13	to	9.99	8,983,421	0.24	1.00	to	3.10	2.88	to	5.05
2015[6]	844,443	7.90	to	9.51	7,591,791	0.86	1.00	to	3.10	(16.97)	to	(4.95)

MML Total Return Bond Sub-Account
2019	2,936,027	9.66	to	11.39	31,973,807	3.02	0.95	to	3.10	5.34	to	7.63
2018	2,321,318	9.17	to	10.58	23,676,108	1.76	0.95	to	3.10	(3.41)	to	(1.29)
2017	1,912,466	9.49	to	10.72	19,956,564	1.84	0.95	to	3.10	(0.40)	to	1.76
2016	1,691,159	9.53	to	10.53	17,462,137	1.68	0.95	to	3.10	(0.82)	to	1.33
2015	1,533,107	9.61	to	10.39	15,732,127	3.17	0.95	to	3.10	(3.10)	to	(0.99)

MML U.S. Government Money Market Sub-Account
2019	8,074,717	7.37	to	9.42	75,534,222	1.69	0.95	to	3.10	(1.40)	to	0.75
2018	8,285,272	7.48	to	9.35	76,764,657	1.34	0.95	to	3.10	(1.77)	to	0.37
2017	7,302,616	7.61	to	9.32	67,087,752	0.35	0.95	to	3.10	(2.70)	to	(0.59)
2016	7,886,513	7.83	to	9.37	72,659,675	-	0.95	to	3.10	(2.94)	to	(0.84)
2015	8,011,374	8.06	to	9.45	74,519,144	0.01	0.95	to	3.10	(3.05)	to	(0.94)

Oppenheimer Global Multi-Alternatives Sub-Account
2019[10]	2	8.54	to	9.51	-	1.11	0.95	to	3.10	2.36	to	3.08
2018	246,995	8.34	to	9.22	2,283,703	0.17	0.95	to	3.10	(6.27)	to	(4.22)
2017	232,850	8.90	to	9.63	2,246,753	0.79	0.95	to	3.10	(2.86)	to	(0.76)
2016	179,042	9.16	to	9.70	1,736,290	1.31	0.95	to	3.10	0.34	to	2.51
2015	142,078	9.13	to	9.46	1,340,687	0.08	0.95	to	3.10	(6.81)	to	(4.78)

F-78

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
PIMCO CommodityRealReturn® Strategy Sub-Account
2019	1,661,426	$4.34	to	$5.70	$9,033,874	4.33%	0.95%	to	3.10%	7.95%	to	10.30%
2018	1,812,893	4.02	to	5.16	8,967,304	1.98	0.95	to	3.10	(16.84)	to	(15.02)
2017	2,037,819	4.84	to	6.08	11,904,973	10.98	0.95	to	3.10	(1.06)	to	1.09
2016	2,151,246	4.89	to	6.01	12,471,316	1.01	0.95	to	3.10	11.37	to	13.79
2015	2,168,257	4.39	to	5.28	11,086,242	4.52	0.95	to	3.10	(27.94)	to	(26.37)

VY® Clarion Global Real Estate Sub-Account
2019	948,461	13.36	to	17.53	15,751,756	2.58	0.95	to	3.10	20.55	to	23.17
2018	1,049,161	11.09	to	14.23	14,174,962	5.26	0.95	to	3.10	(11.55)	to	(9.61)
2017	1,209,503	12.53	to	15.74	18,104,285	3.51	0.95	to	3.10	7.14	to	9.46
2016	1,330,784	11.70	to	14.38	18,270,700	1.09	0.95	to	3.10	(2.44)	to	(0.33)
2015	1,451,985	11.99	to	14.43	20,135,679	3.05	0.95	to	3.10	(4.27)	to	(2.19)

[1]The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

[4] For the period January 1, 2014 through April 27, 2014. Effective April 28, 2014, MML China Fund merged into MML Foreign Fund.

[5] For the period May 1, 2014 through December 31, 2014. Effective May 1, 2014, this fund became available as an investment option in the Separate Account.

[6] For the period of October 26, 2015, through December 31, 2015. Effective October 26, 2015, these funds became available as an investment option in the Separate Account.

[7]For the period January 1, 2018 through March 29, 2018. Effective March 29, 2018 this Sub-Account after the close of the New York Stock Exchange on March 29, 2018 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

[8]For the period January 1, 2018 through August 31, 2018. Effective August 31, 2018 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on August 31, 2018 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

[9] Effective after the close of the New York Stock Exchange on May 24, 2019, Invesco Ltd. completed its acquisition of OppenheimerFunds, Inc. See Note 2 to the financial statements for information regarding the merger of this Sub-Account.

[10]For the period January 1, 2019 through April 29, 2019. Effective April 29, 2019 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on April 29, 2019 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

F-79

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account. The assessment of charges is based on the actual product and additional benefits or riders purchased.

Mortality and Expense Risk Charge*	This charge is equal, on an annual basis, to 0.80% - 1.60% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
Administrative Charge	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
Administrative Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.
Contingent Deferred Sales Charge/Surrender Charge	0% - 8%
This charge is assessed through the redemption of units.
Payment Protector Charge	This charge is equal, on an annual basis, to 0.00% - 0.50% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
Additional Death Benefit Options
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.
A. Reset Death Benefit**	0.00% - 0.20%
B. Ratchet Death Benefit***	0.00% - 0.70%
C. 5% roll Up Death Benefit	0.00% - 0.40%
D. Basic Death Benefit with Combination Feature	0.00% - 0.45%
E. Return of Purchase Payment	0.00% - 0.35%

F-80

Notes To Financial Statements (Continued)

8.	Financial Highlights (Continued)

Rider Charges
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.
A. Equalizer Benefit	0.00% - 0.50%
B. Nursing Home Waiver	0.00% - 0.05%
C. Earnings Enhancement Benefit	0.00% - 0.30%
D. 10% / 20% Free Withdrawal Amount	0.00% - 0.25%
E. 15% / 30% Free Withdrawal Amount	0.00% - 0.15%
F. Guaranteed Minimum Income Benefit (GMIB)	0.00% - 0.80%
G. Guaranteed Minimum Accumulation Benefit (GMAB)	0.00% - 1.40%
H. Guaranteed Minimum Withdrawal Benefit (GMWB)	0.00% - 0.95%

*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, certificates issued on or after September 10, 2001 will receive an increase in the certificate value allocated to the fund by 0.15% on each certificate anniversary.
**	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the certificate value allocated to the funds.
***	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at certificate issue, 0.50% if age 61 through age 70 at certificate issue, and 0.70% if age 71 or older at certificate issue, of the certificate value allocated to the funds.

Certain contracts may offer credits which will result in the purchase of units.

9.	SUBSEQUENT EVENTS

The spread of the coronavirus, causing increased cases of COVID-19, around the world in the first quarter of 2020 has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies and, as such, MassMutual is actively monitoring the extent of the impact to its operations.

The Separate Account’s management has reviewed events occurring through April 3, 2020, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-81

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

As of December 31, 2019 and 2018 and

for the years ended December 31, 2019, 2018 and 2017

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Independent Auditors’ Report

The Board of Directors and Policyholders of
Massachusetts Mutual Life Insurance Company:

We have audited the accompanying statutory financial statements of Massachusetts Mutual Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in surplus, and cash flows for the three-year period ended December 31, 2019, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the statutory financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the statutory financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for the three-year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance described in Note 2.

/s/ KPMG LLP

Hartford, Connecticut
February 24, 2020

2

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	As of December 31,
	2019	2018
	(In Millions)
Assets:
Bonds	$101,907	$97,079
Preferred stocks	749	744
Common stocks – subsidiaries and affiliates	16,971	12,327
Common stocks – unaffiliated	1,185	500
Mortgage loans	27,473	23,624
Policy loans	14,725	13,873
Real estate	358	488
Partnerships and limited liability companies	9,012	8,599
Derivatives	12,064	8,741
Cash, cash equivalents and short-term investments	3,793	4,318
Other invested assets	2,036	943
Total invested assets	190,273	171,236
Investment income due and accrued	2,687	3,018
Federal income taxes	—	612
Net deferred income taxes	1,108	983
Other than invested assets	3,951	3,320
Total assets excluding separate accounts	198,019	179,169
Separate account assets	70,230	64,478
Total assets	$268,249	$243,647

Liabilities and Surplus:
Policyholders’ reserves	$130,479	$121,978
Liabilities for deposit-type contracts	15,297	14,370
Contract claims and other benefits	474	479
Policyholders’ dividends	1,684	1,713
General expenses due or accrued	1,214	1,096
Federal income taxes	23	—
Asset valuation reserve	4,670	3,307
Repurchase agreements	3,834	4,768
Commercial paper	250	250
Collateral	3,285	2,946
Derivatives	9,608	4,912
Funds held under coinsurance	4,252	4,099
Other liabilities	4,056	3,641
Total liabilities excluding separate accounts	179,126	163,559
Separate account liabilities	70,230	64,478
Total liabilities	249,356	228,037
Surplus	18,893	15,610
Total liabilities and surplus	$268,249	$243,647

See notes to statutory financial statements

3

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Revenue:
Premium income	$22,781	$22,929	$17,486
Net investment income	7,693	7,774	6,542
Fees and other income	1,381	1,018	1,425
Total revenue	31,855	31,721	25,453
Benefits, expenses and other deductions:
Policyholders’ benefits	24,573	22,818	20,001
Change in policyholders’ reserves	2,409	4,499	740
Change in group annuity reserves assumed	(1,271)	(1,221)	(887)
General insurance expenses	2,391	2,366	2,604
Commissions	1,067	1,062	1,009
State taxes, licenses and fees	271	258	245
Other deductions	298	189	18
Total benefits, expenses and other deductions	29,738	29,971	23,730
Net gain from operations before dividends and federal income taxes	2,117	1,750	1,723
Dividends to policyholders	1,671	1,695	1,569
Net gain from operations before federal income taxes	446	55	154
Federal income tax benefit	(15)	(168)	(320)
Net gain from operations	461	223	474
Net realized capital losses	(37)	(1,044)	(422)
Net income (loss)	$424	$(821)	$52

See notes to statutory financial statements

4

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN SURPLUS

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Surplus, beginning of year	$15,610	$15,705	$15,423
Net increase/(decrease) due to:
Net income (loss)	424	(821)	52
Change in net unrealized capital gains (losses), net of tax	3,433	1,779	368
Change in net unrealized foreign exchange capital (losses) gains, net of tax	282	(594)	721
Change in other net deferred income taxes	(55)	291	(1,084)
Change in nonadmitted assets	747	(716)	124
Change in asset valuation reserve	(1,363)	(100)	(29)
Change in surplus notes	(33)	—	36
Change in minimum pension liability	(68)	128	61
Prior period adjustments	(70)	(47)	45
Other	(14)	(15)	(12)
Net increase (decrease)	3,283	(95)	282
Surplus, end of year	$18,893	$15,610	$15,705

See notes to statutory financial statements

5

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Cash from operations:
Premium and other income collected	$22,979	$23,625	$22,194
Net investment income	8,303	6,762	6,542
Benefit payments	(24,526)	(22,916)	(19,718)
Net transfers from separate accounts	5,814	3,091	3,510
Net receipts from group annuity reserves assumed	1,271	1,221	887
Commissions and other expenses	(3,816)	(3,924)	(3,523)
Dividends paid to policyholders	(1,700)	(1,588)	(1,577)
Federal and foreign income taxes recovered (paid)	552	162	(3)
Net cash from operations	8,877	6,433	8,312

Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	22,233	19,214	19,838
Preferred and common stocks – unaffiliated	839	985	516
Common stocks – affiliated	5	1,723	346
Mortgage loans	2,418	2,330	3,062
Real estate	192	276	226
Partnerships and limited liability companies	1,207	2,155	1,972
Derivatives	996	633	54
Other	(995)	(548)	(273)
Total investment proceeds	26,895	26,768	25,741
Cost of investments acquired:
Bonds	(25,867)	(26,526)	(24,910)
Preferred and common stocks – unaffiliated	(1,443)	(311)	(887)
Common stocks – affiliated	(204)	(583)	(230)
Mortgage loans	(6,211)	(3,698)	(4,543)
Real estate	(120)	233	(267)
Partnerships and limited liability companies	(1,368)	(1,653)	(1,851)
Derivatives	(302)	(927)	(598)
Other	(81)	202	(89)
Total investments acquired	(35,596)	(33,263)	(33,375)
Net increase in policy loans	(852)	(546)	(867)
Net cash from investing activities	(9,553)	(7,041)	(8,501)

Cash from financing and miscellaneous sources:
Net deposits on deposit-type contracts	868	87	1,360
Cash (applied to) provided by surplus note issuance	(39)	—	36
Change in repurchase agreements	(935)	565	(525)
Change in collateral	550	50	(180)
Other cash (used) provided	(293)	644	(648)
Net cash from financing and miscellaneous sources	151	1,346	43
Net change in cash, cash equivalents and short-term investments	(525)	738	(146)
Cash, cash equivalents and short-term investments:
Beginning of year	4,318	3,580	3,726
End of year	$3,793	$4,318	$3,580

See notes to statutory financial statements

6

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

Massachusetts Mutual Life Insurance Company (MassMutual or the Company), a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts (GIC) to individual and institutional customers in all 50 states of the United States of America (U.S.), the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s MassMutual Financial Advisors (MMFA), Digital Direct to Consumer and Business to Business (DTC&B2B), Institutional Solutions (IS) and Workplace Solutions (WS) distribution channels.

MMFA is a sales force that includes financial advisors that operate in the U.S. MMFA sells individual life, individual annuities and disability insurance. The Company’s DTC&B2B distribution channel sells individual life and supplemental health insurance primarily through direct response television advertising, digital media, search engine optimization and search engine marketing. The Company’s IS distribution channel sells group annuities, group life and GIC primarily through retirement advisory firms, actuarial consulting firms, investment banks, insurance benefit advisors and investment management companies. The Company’s WS distribution channel sells group life insurance and annuity products as well as individual life insurance, critical illness and long term care (LTC) products distributed through investment advisors.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (the Division).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The more significant differences between statutory accounting practices and U.S. GAAP are as follows:

Invested assets

●	Bonds are generally carried at amortized cost, whereas U.S. GAAP reports bonds at fair value for bonds available for sale and trading or at amortized cost for bonds held to maturity

●	Changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes as revenue unless deemed an effective hedge

●	Interest rate and credit default swaps associated with replicated asset transactions are carried at amortized cost, whereas U.S. GAAP would carry them at fair value

●	Embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately at fair value

●	Income recognition on partnerships and limited liability companies (LLCs), which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP is without limitation

●	Certain majority-owned subsidiaries and variable interest entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities

Policyholders’ liabilities

●	Statutory policy reserves are based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method, Commissioners’ Annuity Reserve Valuation Method (CARVM) or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions at the time of issuance, whereas U.S. GAAP policy reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates, at time of issuance, of future mortality, morbidity, persistency and interest

7

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

●	Liabilities for policyholders’ reserves, unearned premium, and unpaid claims are presented net of reinsurance ceded, whereas U.S. GAAP would present the liabilities on a direct basis and report an asset for the amounts due from reinsurers for the amounts ceded

●	Payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances

General insurance expenses and commissions

●	Certain acquisition costs, such as commissions and other variable costs, directly related to successfully acquiring new business are charged to current operations as incurred, whereas U.S. GAAP generally would capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over the premium payment period

Net realized capital gains (losses)

●	After-tax realized capital gains (losses) that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue

Surplus

●	Changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income without limitation

●	Assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, net of any valuation allowances

●	An asset valuation reserve (AVR) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of real estate, partnerships and LLCs and certain common stocks as well as credit-related changes in the value of bonds, mortgage loans and certain derivatives, whereas U.S. GAAP does not record this reserve

●	Changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Statutory Statements of Changes in Surplus, whereas U.S. GAAP reports these changes in net realized capital gains (losses)

●	The overfunded status of pension and other postretirement plans, which is the excess of the fair value of the plan assets over the projected benefit obligation, is a nonadmitted asset for statutory accounting whereas U.S. GAAP recognizes the overfunded status as an asset

●	Surplus notes are reported in surplus, whereas U.S. GAAP reports these notes as liabilities

●	Statutory Statements of Changes in Surplus includes net income, change in net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in other net deferred income taxes, change in nonadmitted assets, change in AVR prior period adjustments and change in minimum pension liability, whereas U.S. GAAP presents net income as retained earnings and net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in minimum pension liability as other comprehensive income

●	The change in the fair value for unaffiliated common stock is recorded in surplus, whereas the change in the fair value for ownership interests in an entity not accounted for under the equity method or consolidated are recorded in revenue for U.S. GAAP

Other

●	Assets and liabilities associated with certain group annuity and variable universal life contracts, which do not pass-through all investment experience to contract holders, are maintained in separate accounts and are

8

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts as general investments and liabilities of the Company

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates and assumptions include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment(s) (OTTI), the value of the investment in MassMutual Holding LLC (MMHLLC), the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTA), the liability for taxes and the liability for litigation or other contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

Certain prior year amounts within these financial statements have been reclassified to conform to the current year presentation.

b.	Corrections of errors and reclassifications

For the years ended December 31, 2019 and 2018, corrections of prior years’ errors were recorded in surplus, net of tax:

	Years Ended December 31, 2019 and 2018
	Increase (Decrease) to:
	Prior		Current		Asset
	Years’		Year		or Liability
	(In Millions)
	2019	2018	2019	2018	2019	2018
Other than invested assets	$(13)	(13)	$106	(13)	$106	13
Liabilities for deposit-type contracts	42	—	42	—	(42)	—
Other Liabilities	(7)	(2)	(7)	(2)	7	2
Contract claims and other benefits	(5)	—	(5)	—	5	—
Policyholders’ reserves	(87)	(29)	(87)	(29)	87	29
Partnerships and limited liability companies	—	—	—	(59)	—	(59)
Deferred income taxes	—	—	—	(36)	—	(36)
Policyholders’ dividends	—	(3)	—	(3)	—	3
Total	$(70)	(47)	$49	(142)	$163	(48)

c.	Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other investments. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date.

For loan-backed and structured securities, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies.

Fixed income securities, with the highest ratings from a rating agency follow the retrospective method of accounting.

9

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

d.	Preferred stocks

Preferred stocks in good standing, those that are rated Categories 1 through 3 by the Securities Valuation Office (SVO) of the NAIC, are generally valued at amortized cost. Preferred stocks not in good standing, those that are rated Categories 4 through 6 by the SVO, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, values provided by third-party organizations are used. If values provided by third-party organizations are unavailable, fair value is estimated using internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

e.	Common stocks – subsidiaries and affiliates

Common stocks of unconsolidated subsidiaries, primarily C.M. Life Insurance Company (C.M. Life), MML Bay State Life Insurance Company (MML Bay State), and MMHLLC, are accounted for using the statutory equity method. The Company accounts for the value of MMHLLC at its underlying U.S. GAAP equity value less an adjustment of $733 million as of December 31, 2019 for a portion of its noncontrolling interests (NCI). Operating results, less dividends declared, for MMHLLC is reflected as net unrealized capital gains (losses) in the Statutory Statements of Changes in Surplus. Dividends declared from MMHLLC are recorded in net investment income when declared and are limited to MMHLLC’s U.S. GAAP retained earnings. The cost basis of common stocks – subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary.

MassMutual International LLC (MMI) was classified as common stocks – subsidiaries and affiliates as of December 31, 2017 and as partnerships and LLCs as of December 31, 2018 and December 31, 2019. MMI was accounted for using the statutory equity method in both years. Prior to December 31, 2018, the Company accounted for the value of MMI at its underlying U.S. GAAP equity value adjusted to remove certain nonadmitted and intangible assets. Beginning on December 31, 2018, the value of MMI is recorded at its underlying U.S. GAAP equity value. For the three years and the period ended December 31, 2019 the change in the value of MMI is reflected as net unrealized capital gains (losses) in the Statutory Statements of Changes in Surplus.

Refer to Note 5b. “Common stocks – subsidiaries and affiliates” for further information on the valuation of MMHLLC and MMI.

10

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Common stocks – unaffiliated

Unaffiliated common stocks are carried at fair value, which is based on quoted market prices when available. If quoted market prices are not available, values provided by third-party organizations are used. If values from third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

g.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium, discount, mortgage origination fees and valuation allowances. Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for (a) impaired loans more than 60 days past due, (b) delinquent loans more than 90 days past due, or (c) loans that have interest that is not expected to be collected. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

h.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy and amounts ceded to reinsurers.

i.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company are carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

Real estate held for sale is initially carried at the lower of depreciated cost or fair value less estimated selling costs and is no longer depreciated. Adjustments to carrying value, including for further declines in fair value, are recorded in a valuation reserve, which is included in net realized capital gains (losses).

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks, net of encumbrances. The Company also obtains external appraisals for a rotating selection of properties annually. If an external appraisal is not obtained, an internal appraisal is performed.

j.	Partnerships and limited liability companies

Partnerships and limited liability companies, except for partnerships that generate and realize low income housing tax credits (LIHTCs), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships that generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into net investment income during the period in which tax benefits are recognized.

11

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

k.	Derivatives

Interest rate swaps and credit default swaps associated with replicated assets are valued at amortized cost and all other derivative types are carried at fair value, which is based primarily upon quotations obtained from counterparties and independent sources. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based on an internal valuation process using market observable inputs that other market participants would use. Changes in the fair value of these instruments other than interest rate swaps and credit default swaps associated with replicated assets are recorded as unrealized capital gains (losses) in surplus. Gains and losses realized on settlement, termination, closing or assignment of contracts are recorded in net realized capital gains (losses). Amounts receivable and payable are accrued as net investment income.

l.	Cash, cash equivalents and short-term investments

Cash and cash equivalents, which are carried at amortized cost, consist of all highly liquid investments purchased with original maturities of three months or less.

Short-term investments, which are carried at amortized cost, consist of short-term bonds, money market mutual funds and all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

m.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date.

n.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and DTAs or deferred tax assets or liabilities. Current tax expense (benefit) is reported in the Statutory Statements of Operations as federal income tax expense (benefit) if resulting from operations and within net realized capital gains (losses) if resulting from invested asset transactions. Changes in the balances of net deferred taxes, which provide for book-to-tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of book-to-tax temporary differences, such as reserves and policy acquisition costs, and of book-to-tax permanent differences, such as tax-exempt interest and tax credits, may result in effective tax rates in the Statutory Statements of Operations that differ from the federal statutory tax rate.

12

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

o.	Other than invested assets

Other than invested assets primarily includes the Company’s investment in corporate-owned life insurance, deferred and uncollected life insurance premium, receivable from subsidiaries and affiliates, reinsurance recoverable, fixed assets and other receivables.

p.	Separate accounts

Separate accounts and sub-accounts are segregated funds administered and invested by the Company, the performance of which primarily benefits the policyholders/contract holders with an interest in the separate accounts. Group and individual variable annuity, variable life and other insurance policyholders/contract holders select from among the separate accounts and sub-accounts made available by the Company. The separate accounts and sub-accounts are offered as investment options under certain insurance contracts or policies. The returns produced by separate account assets increase or decrease separate account reserves. Separate account assets consist principally of marketable securities reported at fair value. Except for the Company’s seed money, supplemental accounts and certain guaranteed separate accounts issued in Minnesota, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. Separate account administrative and investment advisory fees are included in fees and other income.

Assets may be transferred from the general investments of the Company to seed the separate accounts. When assets are transferred, they are transferred at fair market value. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the underlying assets are sold. Losses associated with these transfers are recognized immediately.

Separate accounts reflect two categories of risk assumption: nonguaranteed separate accounts for which the policyholder/contract holder assumes the investment risk and guaranteed separate accounts for which the Company contractually guarantees a minimum return, a minimum account value, or both to the policyholder/contract holder. For certain guaranteed separate account products such as interest rate guaranteed products and indexed separate account products, reserve adequacy is performed on a contract-by-contract basis using, as applicable, prescribed interest rates, mortality rates and asset risk deductions. If the outcome from this adequacy analysis produces a deficiency relative to the current account value, a liability is recorded in policyholders’ reserves or liabilities for deposit-type contracts in the Statutory Statements of Financial Position with the corresponding change in the liability recorded as change in policyholders’ reserves or policyholders’ benefits in the Statutory Statements of Operations.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Operations with the offset recorded in the change in policyholders’ reserves. Investment income, realized capital gains (losses) and unrealized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to policyholders/contract holders and are not recorded in the Statutory Statements of Operations.

q.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include pension plan assets, intangibles, certain electronic data processing (EDP) equipment, advances and prepayments, certain investments in partnerships and LLCs for which qualifying audits are not performed, the amount of DTAs (subject to certain limitations) that will not be realized by the end of the third calendar year following the current year end, furniture and equipment, certain other receivables and uncollected premium greater than 90 days past due. Due and accrued income is nonadmitted on: (a) bonds delinquent more than 90 days or where collection of interest is improbable; (b) impaired bonds more than 60 days past due; (c) bonds in default; (d) mortgage loans in default where interest is 180 days past due; (e) rent in arrears for more than 90 days; and (f) policy loan interest due and accrued more than 90 days past due and included in the unpaid balance of the policy loan in excess of the cash surrender value of the underlying contract. Assets that are designated as nonadmitted are excluded from the Statutory Statements of Financial Position through a change in nonadmitted assets on the Statutory Statements of Changes in Surplus.

13

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

r.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk or to assume business.

Premium income, policyholders’ benefits (including unpaid claims) and policyholders’ reserves are reported net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid, but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance (Modco) reserve adjustments on reinsurance ceded are recorded as revenue. Commissions and expense allowances on Retirement Plan Group reinsurance assumed and Modco reserve adjustments on reinsurance assumed are recorded as an expense.

s.	Policyholders’ reserves

Policyholders’ reserves are developed by actuarial methods and are determined based on statutory prescribed mortality/morbidity tables using specified interest rates and valuation methods that will provide for the present value of estimated future obligations in excess of estimated future premium on policies in force.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The Company charges a higher premium on certain contracts that cover substandard mortality risk. For these policies, the reserve calculations are based on a substandard mortality rate, which is a multiple of the standard mortality tables.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDBs and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statements of Operations.

Certain individual variable annuity and fixed annuity products have a variety of additional guarantees such as GMDBs and variable annuity guaranteed living benefits (VAGLB). The primary types of VAGLBs include guaranteed minimum accumulation benefits (GMAB), guaranteed minimum income benefits (GMIB) including GMIB Basic and GMIB Plus and guaranteed minimum withdrawal benefits (GMWB). In general, these benefit guarantees require the contract owner or policyholder to adhere to a company-approved asset allocation strategy. The liabilities for individual variable annuity GMDBs and VAGLBs are included in policyholders’ reserves in the Statements of Financial Position and the related changes in these liabilities are included in change in policyholders’ reserves in the Statutory Statements of Operations.

Separate accounts include certain group annuity contracts used to fund retirement plans that offer a guarantee of a contract holder’s principal, which can be withdrawn over a stated period of time. These contracts offer a stated rate of return backed by the Company. Contract payments are not contingent upon the life of the retirement plan participants.

Unpaid claims and claim expense reserves are related to disability and LTC claims. Unpaid disability claim liabilities are projected based on the average of the last three disability payments. LTC unpaid claim liabilities are projected using policy specific daily benefit amounts and aggregate utilization factors. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by year incurred.

Tabular interest, tabular reserves, reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account

14

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

value. For contracts without an account value (e.g., a Single Premium Immediate Annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are presented net of reinsurance. Management believes that these liabilities and accruals represent management’s best estimate and will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

t.	Liabilities for deposit-type contracts

Liabilities for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

u.	Participating contracts

Participating contracts are those that may be eligible to share in any dividends declared by the Company. Participating contracts issued by the Company represented 55% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2019 and 56% as of December 31, 2018.

v.	Policyholders’ dividends

Dividends expected to be paid to policyholders in the following year are approved annually by MassMutual’s Board of Directors and are recorded as an expense in the current year. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses and taxes. The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends. A settlement dividend is an extra dividend payable at termination of a policy upon maturity, death or surrender.

w.	Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize surplus against fluctuations in the carrying value of common stocks, real estate, partnerships and limited liability companies as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives. The AVR is reported as a liability within the Statutory Statements of Financial Position and the change in AVR, net of tax, is reported within the Statutory Statements of Changes in Surplus.

x.	Repurchase agreements

Repurchase agreements are contracts under which the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are carried at cost and accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability while the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

The carrying value reported in the Statutory Statements of Financial Position for repurchase agreements approximates the fair value.

15

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

y.	Commercial paper

The Company issues commercial paper (CP) in the form of unsecured notes. Interest on CP is calculated using a 360-day year based on the actual number of days elapsed. Due to the short-term nature of CP, the carrying value approximates fair value.

z.	Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in interest rates for all types of fixed-income investments and interest-related derivatives, are deferred into the IMR and amortized into net investment income using the grouped amortization method. In the grouped amortization method, assets are grouped based on years of maturity. IMR is reduced by the amount ceded to reinsurers when entering into in force coinsurance ceding agreements. The IMR is included in other liabilities, or if negative, is recorded as a nonadmitted asset.

aa.	Employee compensation plans

The Company has a long-term incentive compensation plan, under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include Phantom Stock Appreciation Rights (PSARs) and Phantom Restricted Stock (PRS). These awards do not grant an equity or ownership interest in the Company.

PSARs provide the participant with the opportunity to share in the value created in the total enterprise. The PSAR value is the appreciation in the phantom stock price between the grant price and the share price at the time of exercise. Awards can only be settled in cash. PSARs typically cliff vest at the end of three years and expire five years after the date of grant. Vested PSARs may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

PRS provide the participant with the opportunity to share in the value created in the total enterprise. Participants receive the full phantom share value (grant price plus/minus any change in share price) over the award period. Awards can only be settled in cash. PRS typically vests on a graded basis over five years, one third per year after years three, four and five. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

All awards granted under the Company’s plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSARs (current share price less grant price per share not less than zero) and PRS (current share price per share), considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period.

At the time of death or disability, awards contain vesting conditions, whereby employees’ unvested awards immediately vest on an accelerated basis with a one-year exercise period for PSARs, full accelerated vesting and settlement for PRS awards granted 2016 and after. For PRS awards granted prior to 2016, awards vest on a pro-rata basis with immediate settlement.

At the time of retirement, for awards granted beginning in 2016, both PRS and PSAR vest according to the original grant terms. For awards granted prior to 2016, unvested awards immediately vest on an accelerated basis with a two-year exercise period for PSARs, and a pro-rata basis with immediate settlement for PRS.

16

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The phantom share price is determined as the greater of the share price calculated using management basis core operating income or the share price calculated using management basis equity. This phantom share price is calculated and communicated to all participants quarterly and is used in calculating the liability of the Company based on intrinsic value.

bb.	Other liabilities

Other liabilities primarily consist of the derivative interest expense liability, remittances and items not allocated, other miscellaneous liabilities, liabilities for employee benefits and accrued separate account transfers.

cc.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received. Disability income and LTC premium is recognized as revenue when due.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.

Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

dd.	Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)

Net realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of bonds. OTTI is evaluated in a manner consistent with market participant assumptions. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

When a bond is other-than-temporarily impaired, a new cost basis is established.

Bonds - corporate

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date.

17

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company analyzes investments whose fair value is below the cost for impairment. Generally, if the investment experiences significant credit or interest rate related deterioration, the cost of the investment is not recoverable, or the Company intends to sell the investment before anticipated recovery, an OTTI is recognized as realized investment loss.

Bonds - loan-backed and structured securities

For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance, prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority.

ABS and MBS are evaluated for OTTI using scenarios and assumptions based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Cash flow estimates are based on these assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the underlying collateral values.

The Company has a review process for determining if CDOs are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using multiple scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each CDO. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these multiple scenarios are assigned an expectation weight according to current market and economic conditions and fed into a final scenario. OTTI is recorded if this final scenario results in the loss of any principal or interest payments due.

For the most subordinated junior CDO tranches, the present value of the projected cash flows in the final scenario is measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all of the scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign currency denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected remaining life of the bond.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

18

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

Mortgage loans are considered to be impaired when, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Such information or events could include property performance, capital budgets, future lease roll, a property inspection as well as payment trends. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral.

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment is recorded when the property’s estimated future net operating cash flows over ten years, undiscounted and without interest charges, is less than book value.

Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve as realized capital losses when the fair value less estimated selling costs is less than the carrying value.

Partnerships and limited liability companies

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair values of limited partnership interests are generally based on the Company’s share of the net asset value (NAV) as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

For determining impairments in partnerships that generate LIHTCs, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate for future benefits of ten or more years and compares the results to its current book value. Impairments are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment.

19

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Unrealized capital gains (losses)

Unrealized capital gains (losses) include changes in the fair value of derivatives, excluding interest rate swaps and credit default index swaps associated with replicated assets; currency translation adjustments on foreign-denominated bonds; changes in the fair value of unaffiliated common stocks; changes in the fair value of bonds and preferred stocks that are carried at fair value; and changes in the inflation adjustments on U.S Treasury inflation-indexed securities. Changes in the Company’s equity investments in partnerships and LLCs, including the earnings as reported on the financial statements, earnings recorded as accumulated undistributed earnings, foreign exchange asset valuation and mark-to-market on operating assets, and certain subsidiaries and affiliates are also reported as changes in unrealized capital gains (losses). Unrealized capital gains (losses) are recorded as a change in net unrealized capital gains (losses), net of tax, within the Statutory Statements of Changes in Surplus.

3.	New accounting standards

Adoption of new accounting standards

In October 2018, the NAIC issued modifications to Statements of Statutory Accounting Principles (SSAP) No. 86, Derivatives, effective January 1, 2019. This guidance permits the use of the Overnight Index Swap (OIS) rate based on the Secured Overnight Financing Rate as a U.S. benchmark interest rate in addition to the U.S. Treasury rate, the LIBOR swap rate, the OIS rate based on the Fed Funds Effective Rate, and the SIFMA Municipal Swap Rate. The Company has not elected to apply hedge accounting, therefore adoption of this guidance did not have an impact on the Company’s financial statements.

In November 2018, the NAIC issued SSAP No. 30R, Unaffiliated Common Stock, effective January 1, 2019. The modification included a clarification to the scope for unaffiliated common stock including Securities Exchange Commission registered investment companies, such as closed-end mutual funds and unit investments trusts. The modification also includes public stock warrants, while nonpublic stock warrants would be classified as derivative instruments. The modifications did not have a material effect on the Company’s financial statements.

In November 2018, the NAIC adopted modifications to the liquidity risk disclosure requirements of SSAP No. 51R, Life Contracts, No. 52, Deposit-Type Contracts, and No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, effective December 31, 2019. The modifications require the Company to provide additional liquidity risk information such as current surrender charges, amount of account value, cash value and reserves breakouts by withdrawal characteristics for certain general and separate account products and groups of products. Additionally, a reconciliation of amounts of total reserves disclosed to the applicable annual statement exhibits, and the corresponding financial statement line items is required. The modifications did not have a material effect on the Company’s financial statements.

In April 2019, the NAIC adopted modifications to SSAP No. 16R, Electronic Data Processing Equipment and Software, effective January 1, 2020, the Company elected to early adopt effective April 1, 2019. This guidance aligns and clarifies the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract, with the requirement for capitalizing implementation costs incurred to develop or obtain internal-use software. Costs for implementation activities in the application development stage is capitalized, depending on the nature of the costs and would be nonadmitted, while costs incurred during preliminary project or post implementation stages are expensed as incurred. The amendments also require the entity to expense the capitalized implementation costs of a hosting arrangement that is a service contract over the lesser of the expected term of the hosting arrangement or five years. The Company adopted this guidance on a prospective basis and the adoption did not have a material impact to its financial statements.

In April 2019, the NAIC adopted modifications to SSAP Nos. 26R, Bonds, 43R, Loan-Backed and Structured Securities, and 86, Derivatives, reclassifying structured notes as specifically defined that expose the investor to the risk of principal loss as derivative instruments, effective December 31, 2019. These types of structured notes where there is an embedded derivative wrapped by a bond include underlying risks that are not linked to the issuer’s credit. Structured notes are currently reported as long-term bonds valued at amortized cost; while as derivative instruments,

20

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

structured notes would be carried at fair value. The adoption of these modifications did not have a material impact on the Company’s financial statements.

Future adoption of new accounting standards

In June 2016, the NAIC adopted modifications to SSAP No. 51R, Life Contracts, to incorporate references to the Valuation Manual and to facilitate the implementation of principles-based reserving (PBR), which were effective on January 1, 2017. The adoption of PBR only applies to new life insurance policies issued after January 1, 2017, however the Company plans to adopt these revisions to SSAP No. 51R using the 3-year phased in approach by no later than January 1, 2020. The Company currently uses formulas and assumptions to determine reserves as prescribed by state laws and regulations. Under PBR, the Company will be required to hold the higher of (a) the reserve using prescribed factors and (b) the PBR reserve which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses. At the time of adoption, the modifications are not expected to have a material effect on the Company’s total life reserves and surplus in the financial statements.

In November 2018, the NAIC issued SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, to provide special accounting guidance for limited derivatives hedging variable annuity guarantee benefits that are subject to fluctuations from interest rates, effective January 1, 2020 with early adoption permitted as of January 1, 2019. This modification applies to variable annuity contracts and other contracts involving certain guaranteed benefits that are valued under principles-based reserving. This modification permits an insurer to use macro-hedging by designating as the host contract, an entire book of business or subsection consisting of interest sensitive variable annuity guarantee benefits, in a fair value hedge. The Company is required to record at fair value the interest rate sensitive variable annuity guarantee (that is, the hedged item) and the related derivative hedging instrument. Changes in the fair value of the derivatives attributable to the hedged item are recorded in realized gains and losses to offset the changes in the fair value of the hedged item. The excess or deficiency of the change in fair value of the derivative compared to the change in the fair value of the hedged item should be recorded as an admitted deferred asset or deferred liability, and amortized through realized capital gains and losses over the remaining term of the interest rate sensitive variable annuity, not to exceed 10 years. The Company is also required to record a special surplus allocation of an amount equal to the deferred asset and deferred liability from unassigned surplus. Changes in the fair value of the derivative that is not attributable to the hedge risk should be recorded in unrealized gains and losses. The Company will be required to disclose information about the derivative and related hedged items. The Company is currently evaluating this guidance, but it’s not expected to have a material impact on its financial statements.

In August 2019, the NAIC adopted modifications to SSAP No. 51R, Life Contracts, to incorporate references to the Valuation Manual and to facilitate the implementation of principles-based reserving (PBR). The adoption, effective January 1, 2020, only applies to certain annuity products and includes inforce policies issued after 1980. The Company currently uses formulas and assumptions to determine reserves as prescribed by state laws and regulations. Under PBR, the aggregate reserve for contracts falling within the scope of these requirements shall equal the stochastic reserve plus the additional standard projection amount less the projected IMR included in the starting assets. These requirements constitute the CARVM for all contracts encompassed by the scope. The modifications are not expected to have a material effect on the Company’s total annuity reserves and surplus in the financial statements.

21

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company’s financial instruments:

	December 31, 2019
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$4,361	$4,944	$—	$4,944	$—
All other governments	1,589	1,762	—	1,693	69
States, territories and possessions	547	603	—	603	—
Political subdivisions	517	569	—	569	—
Special revenue	5,807	6,594	—	6,584	10
Industrial and miscellaneous	82,586	88,206	10	48,715	39,481
Parent, subsidiaries and affiliates	6,500	6,658	—	381	6,277
Preferred stocks	749	787	11	—	776
Common stocks - subsidiaries and affiliates	282	282	162	—	120
Common stocks - unaffiliated	1,185	1,185	917	—	268
Mortgage loans - commercial	24,163	25,090	—	—	25,090
Mortgage loans - residential	3,310	3,304	—	—	3,304
Derivatives:
Interest rate swaps	10,571	11,983	—	11,983	—
Options	575	575	40	535	—
Currency swaps	880	880	—	880	—
Forward contracts	11	11	—	11	—
Credit default swaps	22	31	—	31	—
Financial futures	5	5	5	—	—
Cash, cash equivalents and short-term investments	3,793	3,793	206	3,587	—
Separate account assets	70,230	70,230	48,151	21,113	966
Financial liabilities:
Guaranteed interest contracts	9,815	9,909	—	—	9,909
Group annuity contracts and other deposits	17,963	18,600	—	—	18,600
Individual annuity contracts	8,338	10,317	—	—	10,317
Supplementary contracts	1,185	1,186	—	—	1,186
Repurchase agreements	3,834	3,834	—	3,834	—
Commercial paper	250	250	—	250	—
Derivatives:
Interest rate swaps	9,124	9,972	—	9,972	—
Options	2	2	2	—	—
Currency swaps	212	212	—	212	—
Forward contracts	158	158	—	158	—
Financial futures	112	112	112	—	—

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $16,689 million.

22

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2018
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$5,854	$6,193	$—	$6,193	$—
All other governments	1,487	1,481	—	1,415	66
States, territories and possessions	614	647	—	647	—
Political subdivisions	547	571	—	571	—
Special revenue	5,927	6,421	—	6,412	9
Industrial and miscellaneous	75,124	74,538	10	42,695	31,833
	7,526	7,570	—	1,172	6,398
Preferred stocks	744	734	12	—	722
Common stocks - subsidiaries and affiliates	398	398	233	—	165
Common stocks - unaffiliated	500	500	194	—	306
Mortgage loans - commercial	22,357	22,794	—	—	22,794
Mortgage loans - residential	1,267	1,211	—	—	1,211
Derivatives:
Interest rate swaps	6,629	6,858	—	6,858	—
Options	911	911	—	911	—
Currency swaps	843	843	—	843	—
Forward contracts	106	113	—	113	—
Credit default swaps	18	6	—	6	—
Interest rate caps and floors	18	18	—	18	—
Financial futures	216	216	—	216	—
Cash, cash equivalents and short-term investments	4,318	4,318	175	4,143	—
Separate account assets	64,478	64,478	41,358	22,569	551
Financial liabilities:
Guaranteed interest contracts	8,825	8,729	—	—	8,729
Group annuity contracts and other deposits	17,863	17,951	—	—	17,951
Individual annuity contracts	8,131	8,925	—	—	8,925
Supplementary contracts	1,178	1,179	—	—	1,179
Repurchase agreements	4,768	4,768	—	4,768	—
Commercial paper	250	250	—	250	—
Derivatives:
Interest rate swaps	4,647	5,111	—	5,111	—
Options	5	5	—	5	—
Currency swaps	232	232	—	232	—
Forward contracts	12	28	—	28	—
Credit default swaps	2	3	—	3	—
Financial futures	14	14	—	14	—

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $11,929 million.

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance for fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

23

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments, and classifies such items within Level 1 of the fair value hierarchy. If quoted prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as London Inter-Bank Offered Rate (LIBOR), cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

The fair value of group annuity contracts and other deposits is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay’s Aggregate Bond Index, subject to certain adjustments, and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For contracts with longer durations, guaranteed interest contracts and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company’s asset/liability management analysis.

24

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$10	$143	$111	$264
Preferred stocks	—	—	13	13
Common stocks - subsidiaries and affiliates	162	—	120	282
Common stocks - unaffiliated	917	—	268	1,185
Derivatives:
Interest rate swaps	—	10,571	—	10,571
Options	40	535	—	575
Currency swaps	—	880	—	880
Forward contracts	—	11	—	11
Financial futures	5	—	—	5
Separate account assets	48,151	21,113	966	70,230
Total financial assets carried at fair value	$49,285	$33,253	$1,478	$84,016

Financial liabilities:
Derivatives:
Interest rate swaps	$—	$9,124	$—	$9,124
Options	2	—	—	2
Currency swaps	—	212	—	212
Forward contracts	—	158	—	158
Financial futures	112	—	—	112
Total financial liabilities carried at fair value	$114	$9,494	$—	$9,608

For the year ended December 31, 2019, the Company does not have any financial instruments that were carried at NAV as a practical expedient.

25

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	10	30	64	104
Parent, subsidiaries and affiliates	—	82	66	148
Common stocks - subsidiaries and affiliates	233	—	165	398
Common stocks - unaffiliated	194	—	306	500
Derivatives:
Interest rate swaps	—	6,629	—	6,629
Options	—	911	—	911
Currency swaps	—	843	—	843
Interest rate caps and floors	—	18	—	18
Forward contracts	—	106	—	106
Financial futures	—	216	—	216
Separate account assets	41,358	22,569	551	64,478
Total financial assets carried at fair value	$41,795	$31,404	$1,152	$74,351

Financial liabilities:
Derivatives:
Interest rate swaps	$—	$4,647	$—	$4,647
Options	—	5	—	5
Currency swaps	—	232	—	232
Forward contracts	—	12	—	12
Financial futures	—	15	—	15
Total financial liabilities carried at fair value	$—	$4,911	$—	$4,911

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes and the level of market activity may result in a reclassification of certain financial assets or liabilities between fair value hierarchy classifications. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur.

Valuation Techniques and Inputs

The Company determines the fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

26

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Separate account assets – These assets primarily include bonds (industrial and miscellaneous; U.S. government and agencies), and derivatives. Their fair values are determined as follows:

Bonds (Industrial and miscellaneous) – These securities are principally valued using the market or the income approaches. Level 2 valuations are based primarily on quoted prices in markets that are not active, broker quotes, matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads versus benchmark yields, new issuances, issuer ratings, duration, and trades of identical or comparable securities. Privately placed securities are valued using discounted cash flow models using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issuances that incorporate the credit quality and industry sector of the issuer. This level also includes securities priced by independent pricing services that use observable inputs. Valuations based on matrix pricing or other similar techniques that utilize significant unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including adjustments for illiquidity, delta spread adjustments or spreads to reflect industry trends or specific credit−related issues are classified as Level 3. In addition, inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 are classified as Level 3.

Bonds (U.S. government and agencies) – These securities are principally valued using the market approach. Level 2 valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spreads versus the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

Derivative assets and liabilities – These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily on quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps and LIBOR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company’s valuation techniques.

27

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents changes in the Company’s Level 3 assets carried at fair value:

		Gains	Losses
	Balance	(Losses)	(Gains)								Balance
	as of	in Net	in					Transfers			as of
	1/1/19	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/19
	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$64	$(1)	$(2)	$28	$1	$—	$(5)	$2	$—	$24	$111
Parent, subsidiaries, and affiliates	66	—	—	—	—	—	—	—	(8)	(58)	—
Preferred stocks	—	—	(1)	2	—	—	—	—	—	12	13
Common stocks - subsidiaries and affiliates	165	1	(41)	1	—	—	(6)	—	—	—	120
Common stocks - unaffiliated	306	18	9	4	—	(60)	(9)	—	—	—	268
Separate account assets	551	42	(1)	797	—	(423)	—	—	—	—	966
Total financial assets	$1,152	$60	$(36)	$832	$1	$(483)	$(20)	$2	$(8)	$(22)	$1,478

Other transfers include assets that are either no longer carried at fair value, or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis. Industrial and miscellaneous bonds in other contain assets that are now carried at fair value due to ratings changes and assets are no longer carried at fair value where the fair value is now higher than the book value.

		Gains	Losses
	Balance	(Losses)	(Gains)								Balance
	as of	in Net	in					Transfers			as of
	1/1/18	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/18
	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$55	$(4)	$(5)	$—	$1	$—	$(9)	$—	$—	$26	$64
Parent, subsidiaries, and affiliates	61	4	(7)	9	—	—	(6)	5		—	66
Preferred stocks	2	—	—	—	—	—	—	—	—	(2)	—
Common stocks - subsidiaries and affiliates	110	—	41	5	6	—	(10)	9	—	4	165
Common stocks - unaffiliated	311	6	14	16	3	—	(44)	—	—	—	306
Derivatives:
Currency swaps	1	—	—	—	—	—	—	—	(1)	—	—
Separate account assets	709	7	1	112	—	(278)	—	—	—	—	551
Total financial assets	$1,249	$13	$44	$142	$10	$(278)	$(69)	$14	$(1)	$28	$1,152

Financial liabilities Derivatives:
Currency swaps	$8	—	—	—	—	—	—	—	(8)	—	$—

Level 3 transfers in are assets that are consistently carried at fair value but have had a level change. Common stocks unaffiliated assets were transferred from Level 2 to Level 3 due to a change in the observability of pricing inputs, at the beginning fair value for the reporting period.

28

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2019
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(In Millions)

U.S. government and agencies	$4,361	$585	$2	$4,944
All other governments	1,589	174	1	1,762
States, territories and possessions	547	56	—	603
Political subdivisions	517	52	—	569
Special revenue	5,807	789	2	6,594
Industrial and miscellaneous	82,586	5,900	280	88,206
Parent, subsidiaries and affiliates	6,500	158	—	6,658
Total	$101,907	$7,714	$285	$109,336

The December 31, 2019 gross unrealized losses exclude $26 million of losses included in the carrying value. These losses include $25 million from NAIC Class 6 bonds and $1 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

	December 31, 2018
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(In Millions)

U.S. government and agencies	$5,854	$360	$21	$6,193
All other governments	1,487	29	35	1,481
States, territories and possessions	614	35	2	647
Political subdivisions	547	27	3	571
Special revenue	5,927	517	23	6,421
Industrial and miscellaneous	75,124	1,337	1,923	74,538
Parent, subsidiaries and affiliates	7,526	112	68	7,570
Total	$97,079	$2,417	$2,075	$97,421

The December 31, 2018 gross unrealized losses exclude $30 million of losses included in the carrying value. These losses include $28 million from NAIC Class 6 bonds and $2 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

29

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use outside modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS:

		December 31,
		2019		2018
NAIC	Equivalent Rating	Carrying	% of	Carrying	% of
Class	Agency Designation	Value	Total	Value	Total
		($ In Millions)

1	Aaa/ Aa/ A	$52,828	52%	$53,587	55%
2	Baa	38,740	38	36,789	38
3	Ba	6,214	6	2,852	3
4	B	1,747	2	2,005	2
5	Caa and lower	1,907	2	1,495	2
6	In or near default	471	—	351	—
	Total	$101,907	100%	$97,079	100%

The following summarizes NAIC ratings for RMBS and CMBS investments subject to NAIC modeling:

	December 31,
	2019				2018
	RMBS		CMBS		RMBS		CMBS
NAIC	Carrying	% of	Carrying	% of	Carrying	% of	Carrying	% of
Class	Value	Total	Value	Total	Value	Total	Value	Total
	($ In Millions)

1	$1,100	92%	$2,474	88%	$968	100%	$2,109	95%
2	92	8	213	8	—	—	23	1
3	—	—	42	1	—	—	—	—
4	—	—	21	1	—	—	11	1
5	—	—	35	1	—	—	48	2
6	—	—	40	1	—	—	24	1
	$1,192	100%	$2,825	100%	$968	100%	$2,215	100%

The following is a summary of the carrying value and fair value of bonds as of December 31, 2019 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities with more than one maturity date are included in the table using the final maturity date.

	Carrying	Fair
	Value	Value
	(In Millions)

Due in one year or less	$2,787	$2,816
Due after one year through five years	21,355	22,051
Due after five years through ten years	22,965	24,455
Due after ten years	54,800	60,014
Total	$101,907	$109,336

30

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended
	December 31,
	2019	2018	2017
	(In Millions)

Proceeds from sales	$13,979	$10,742	$6,669
Gross realized capital gains from sales	256	151	114
Gross realized capital losses from sales	(96)	(199)	(153)

The following is a summary of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position:

	December 31, 2019
	Less Than 12 Months			12 Months or Longer
			Number			Number
	Fair	Unrealized	of	Fair	Unrealized	of
	Value	Losses	Issuers	Value	Losses	Issuers
	($ In Millions)

U.S. government and agencies	$49	$1	6	$31	$1	6
All other governments	32	—	10	16	—	5
States, territories and possessions	46	—	5	—	—	—
Political subdivisions	6	—	3	—	—	—
Special revenue	83	1	36	27	1	12
Industrial and miscellaneous	4,995	82	699	7,616	225	559
Parent, subsidiaries and affiliates	155	—	1	13	—	1
Total	$5,366	$84	760	$7,703	$227	583

The December 31, 2019 gross unrealized losses include $26 million of losses included in the carrying value. These losses include $25 million from NAIC Class 6 bonds and $1 million from RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

31

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2018
	Less Than 12 Months			12 Months or Longer
			Number			Number
	Fair	Unrealized	of	Fair	Unrealized	of
	Value	Losses	Issuers	Value	Losses	Issuers
	($ In Millions)

U.S. government and agencies	$10	$—	7	$1,459	$21	14
All other governments	586	20	35	255	16	22
States, territories and possessions	9	—	2	88	2	5
Political subdivisions	23	—	4	115	2	7
Special revenue	362	5	52	534	18	96
Industrial and miscellaneous	29,105	865	1,748	16,852	1,071	1,145
Parent, subsidiaries and affiliates	2,146	37	25	3,582	48	8
Total	$32,241	$927	1,873	$22,885	$1,178	1,297

The December 31, 2018 gross unrealized losses include $30 million of losses included in the carrying value. These losses include $30 million from NAIC Class 6 bonds and primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2019 and 2018, management has not deemed these unrealized losses to be other than temporary because the investment’s carrying value is expected to be realized and the Company has the ability and intent not to sell these investments until recovery, which may be at maturity.

As of December 31, 2019, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $7,496 million. Securities in an unrealized loss position for less than 12 months had a fair value of $2,268 million and unrealized losses of $24 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $5,228 million and unrealized losses of $92 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2018, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $9,992 million. Securities in an unrealized loss position for less than 12 months had a fair value of $7,859 million and unrealized losses of $141 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $2,133 million and unrealized losses of $78 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the NAIC Designation 3 or below for the 12 months ended December 31, 2019 or 2018, that were reacquired within 30 days of the sale date.

The Company had assets on deposit with government authorities or trustees, as required by law, in the amount of $10 million as of December 31, 2019, and $9 million as of December 31, 2018.

Residential mortgage-backed exposure

Residential mortgage-backed securities (RMBS) are included in the U.S. government and agencies, special revenue, and industrial and miscellaneous bond categories. The Alt-A category includes option adjustable-rate mortgages and the subprime category includes ’scratch and dent’ or reperforming pools, high loan-to-value pools, and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

32

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2019, RMBS had a total carrying value of $1,780 million and a fair value of $1,892 million, of which approximately 18%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $883 million and a fair value of $945 million. As of December 31, 2018, RMBS had a total carrying value of $1,287 million and a fair value of $1,395 million, of which approximately 20%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $472 million and a fair value of $553 million. .

During the year ended December 31, 2019, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans, reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2019, total leveraged loans and leveraged loan CDOs had a carrying value of $14,133 million and a fair value of $14,209 million, of which approximately 80%, based on carrying value, were domestic leveraged loans and CDOs. As of December 31, 2018, total leveraged loans and leveraged loan CDOs had a carrying value of $12,376 million and a fair value of $12,290 million, of which approximately 82%, based on carrying value, were domestic leveraged loans and CDOs.

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower’s risk profile and ability to refinance and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $ 2,827 million and fair value of $ 2,932 million as of December 31, 2019 and a carrying value of $ 2,231 million and fair value of $ 2,238 million as of December 31, 2018.

b.	Preferred stocks

The carrying value and fair value of preferred stocks were as follows:

	December 31,
	2019	2018
	(In Millions)

Carrying value	$749	$744
Gross unrealized gains	52	28
Gross unrealized losses	(15)	(38)
Fair value	$786	$734

As of December 31, 2019, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $133 million in three issuers, $131 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2018, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $507 million in 11 issuers, $506 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2019 or 2018.

The Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements

33

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

with carrying values of $684 million as of December 31, 2019 and $681 million as of December 31, 2018.

c.	Common stocks – subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life, which primarily provides fixed and variable annuities and universal life insurance business, and MML Bay State, a subsidiary of C.M. Life, which primarily issues variable life and bank-owned life insurance (BOLI) policies.

Summarized below is certain combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for the Years Ended
	December 31,
	2019	2018	2017
	(In Millions)

Total revenue	$792	$782	$691
Net income	130	105	82
Assets	13,463	12,863	13,323
Liabilities	11,728	11,226	11,750
Shareholder’s equity	1,735	1,637	1,573

MMHLLC, a wholly-owned subsidiary of the Company, is the parent of subsidiaries that include Barings LLC (Barings) and deals in markets that include retail and institutional asset management entities and registered broker dealers.

The MMHLLC statutory carrying value was $13.9 billion as of December 31, 2019 and $9.3 billion as of December 31, 2018.

MMHLLC declared $500 million of dividends, of which $300 million was paid to MassMutual for the year ended December 31, 2019 and declared $900 million of dividends, of which $250 million was paid for the year ended December 31, 2018 and declared and paid $425 million for the year ended December 31, 2017.

MassMutual contributed capital of $290 million to MMHLLC for the year ended December 31, 2019 and $343 million for the year ended December 31, 2018.

Summarized below is certain U.S. GAAP financial information for MMHLLC:

	As of and for the Years Ended
	December 31,
	2019			2018			2017
	(In Billions)
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
Total revenue	$3.6	$5.2	$8.8	$3.1	$2.2	$5.3	$2.8	$1.9	$4.7
Net income	0.9	3.5	4.4	0.5	0.5	1.0	0.4	0.4	0.8
Assets	22.9	—	22.9	16.5	2.6	19.1	14.7	2.4	17.1
Liabilities	8.3	—	8.3	7.5	0.8	8.3	5.7	0.9	6.6
Member’s equity	14.6	—	14.6	10.8	—	10.8	10.5	—	10.5

34

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiaries of MMHLLC are involved in litigation and investigations arising in the ordinary course of their business, which seek compensatory damages, punitive damages and equitable remedies. Although the Company is not aware of any actions or allegations that reasonably could give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s Statutory Statements of Changes in Surplus for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s changes in surplus for the period.

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements. For the domestic life insurance subsidiaries, substantially all of their statutory shareholder’s equity of $1,735 million as of December 31, 2019 was subject to dividend restrictions imposed by the State of Connecticut.

On May 24, 2019, an indirectly wholly owned subsidiary of MassMutual, MM Asset Management Holding LLC (MMAMH) executed the sale of its retail asset management affiliate, Oppenheimer Acquisition Corp. (OAC), to Invesco Ltd (Invesco), a global asset manager. Under the terms of the sale, MMAMH and OAC employee shareholders received 81.8 million of Invesco common shares and $4.0 billion in perpetual, non-cumulative preference shares with a fixed cash dividend rate of 5.9%. MMAMH is a directly wholly owned subsidiary of MMHLLC. In turn, at the time of the transaction, MMAMH received a 15.7% common equity interest in post transaction Invesco and MMAMH entered into a shareholder agreement pursuant to which MMAMH has customary minority shareholder rights, including the appointment of a director to Invesco’s board of directors. MassMutual’s investment in MMHLLC was increased from the impact of this sale through change in unrealized capital gains of $3,361 million, with an approximate net increase to surplus of $2,500 million.

MMI, a wholly-owned subsidiary of the Company, includes investments in international life insurance companies. On December 31, 2018, MMI was transferred from Common stocks - subsidiaries and affiliates to Partnerships and limited liability companies due to the sale of majority interests in two international life insurance operating subsidiaries in 2018.

MMI completed the sale of MassMutual Asia Limited (MM Asia) to Yunfeng Financial Group (Yunfeng FG) and several Asia-based investors. Under the terms of the agreement, MMI received $1,012 million in cash and 800 million shares of Yunfeng FG, which represented approximately 24.8% ownership at the time of the close. In turn, Yunfeng FG held, at the time of closing, a 60% interest in MM Asia and the other investors held the remainder. The transaction was signed and announced in August 2017.

In March 2018, MassMutual and MMI entered into an agreement to sell 85.1% of MassMutual Life Insurance Company in Japan (MM Japan), a wholly-owned life insurance and wealth management subsidiary of MMI, to Nippon Life. MMI estimated the fair value of the retained portion of MM Japan based upon an internal valuation model. The sale of MM Japan closed in May 2018. MMI received $960 million in cash proceeds from the sale.

The amount of the proceeds from the sale of MM Japan and MM Asia was less than MMI’s book value. As such, MMI’s book value was reduced to an estimated fair value of $2,700 million and an impairment of $1,257 million was recorded in net realized capital gains (losses) in 2018.

MassMutual contributed additional capital of $214 million to MMI during the year ended December 31, 2018. During the year ended December 31, 2018, MassMutual received $1,583 million as a return of capital from MMI.

For further information on related party transactions with subsidiaries and affiliates, see Note 17. “Related party transactions”.

35

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

d.	Common stocks - unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2019	2018
	(In Millions)

Adjusted cost basis	$1,076	$453
Gross unrealized gains	155	84
Gross unrealized losses	(46)	(37)
Carrying value	$1,185	$500

As of December 31, 2019, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $273 million in 95 issuers, $123 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2018, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $98 million in 75 issuers, $51 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2019 or 2018.

The Company held common stocks, for which the transfer of ownership was restricted by contractual requirements, with carrying values of $112 million as of December 31, 2019 and $159 million as of December 31, 2018.

e.	Mortgage loans

Mortgage loans comprised commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of real estate properties throughout the U.S., the United Kingdom and Canada. The Company holds commercial mortgage loans for which it is the primary lender or a participant or co-lender in a mortgage loan agreement and mezzanine loans that are subordinate to senior secured first liens. The Company’s loan agreements with the senior lender contain negotiated provisions that are designed to maximize the Company’s influence with the objective of mitigating the Company’s risks as the secondary lender for mezzanine loans. Commercial mortgage loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

Residential mortgage loans include seasoned pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees. As of December 31, 2019 and 2018, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant collateral concentrations in any particular geographic region as of December 31, 2019 or 2018.

36

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The carrying value and fair value of the Company’s mortgage loans were as follows:

	December 31, 2019		December 31, 2018
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(In Millions)
Commercial mortgage loans:
Primary lender	$24,163	$25,090	$22,287	$22,723
Mezzanine loans	—	—	70	71
Total commercial mortgage loans	24,163	25,090	22,357	22,794

Residential mortgage loans:
FHA insured and VA guaranteed	2,590	2,581	1,263	1,207
Other residential loans	720	723	4	4
Total residential mortgage loans	3,310	3,304	1,267	1,211
Total mortgage loans	$27,473	$28,394	$23,624	$24,005

As of December 31, 2019 and December 31, 2018, the loan-to-value ratios of 99% of the Company’s commercial mortgage loans were less than 81%.

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio rating, translated into the equivalent rating agency designation:

	December 31, 2019
					CCC and
	AAA/AA/A	BBB	BB	B	Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$12,176	$10,373	$1,466	$120	$28	$24,163
Total commercial mortgage loans	12,176	10,373	1,466	120	28	24,163
Residential mortgage loans:
FHA insured and VA guaranteed	2,590	—	—	—	—	2,590
Other residential loans	67	653	—	—	—	720
Total residential mortgage loans	2,657	653	—	—	—	3,310
Total mortgage loans	$14,833	$11,026	$1,466	$120	$28	$27,473

37

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2018
	AAA/AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$10,903	$10,314	$874	$168	$28	$22,287
Mezzanine loans	—	—	70	—	—	70
Total commercial mortgage loans	10,903	10,314	944	168	28	22,357
Residential mortgage loans:
FHA insured and VA guaranteed	1,263	—	—	—	—	1,263
Other residential loans	4	—	—	—	—	4
Total residential mortgage loans	1,267	—	—	—	—	1,267
Total mortgage loans	$12,170	$10,314	$944	$168	$28	$23,624

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 81.2% as of December 31, 2019 and 81.6% as of December 31, 2018.

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2019
	Carrying Value	Average Loan-to-Value Ratio
	($ In Millions)

California	$5,678	48%
New York	2,396	49%
United Kingdom	2,445	51%
Illinois	2,152	52%
Texas	1,961	53%
Washington	1,514	49%
District of Columbia	1,184	53%
All other	6,833	52%
Total commercial mortgage loans	$24,163	51%

All other consists of 30 jurisdictions, with no individual exposure exceeding $970 million.

38

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2018
	Carrying Value	Average Loan-to-Value Ratio
	($ In Millions)

California	$5,304	50%
New York	2,470	49%
United Kingdom	2,024	48%
Illinois	1,934	49%
Texas	1,818	55%
Washington	1,383	48%
District of Columbia	1,137	53%
All other	6,287	52%
Total commercial mortgage loans	$22,357	51%

All other consists of 28 jurisdictions, with no individual exposure exceeding $818 million.

Interest rates, including fixed and variable, on the Company’s portfolio of mortgage loans were:

	Years Ended December 31
	2019		2018

	Low	High	Low	High

Commercial mortgage loans	3.0%	10.0%	3.1%	10.6%
Residential mortgage loans	3.3%	10.0%	3.0%	11.4%
Mezzanine mortgage loans	—%	—%	11.4%	12.0%

Interest rates, including fixed and variable, on new mortgage loans were:

	Years Ended December 31,
	2019		2018

	Low	High	Low	High

Commercial mortgage loans	3.0%	8.7%	3.7%	8.9%
Residential mortgage loans	4.2%	6.1%	3.7%	4.6%

As of December 31, 2019 and December 31, 2018, the Company had no impaired mortgage loans with or without a valuation allowance or mortgage loans derecognized as a result of foreclosure, including mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction or mortgage loan derecognized as a result of a foreclosure.

As of December 31, 2019 and 2018, the Company had no valuation allowance recorded for commercial mortgage loans.

39

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company did not hold any restructured mortgage loans, mortgage loans with principal or interest past due, or mortgage loans with suspended interest accruals as of December 31, 2019 or 2018. The carrying value of commercial mortgage loans subject to a participant or co-lender mortgage loan agreement was $657 million as of December 31, 2019 and $665 million as of December 31, 2018.

f.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2019	2018
	(In Millions)

Held for the production of income	$1,784	$1,898
Accumulated depreciation	(711)	(721)
Encumbrances	(924)	(904)
Held for the production of income, net	149	273

Held for sale	—	48
Accumulated depreciation	—	(1)
Encumbrances	—	(27)
Held for sale, net	—	20

Occupied by the Company	441	411
Accumulated depreciation	(232)	(216)
Occupied by the Company, net	209	195

Total real estate	$358	$488

Depreciation expense on real estate was $91 million for the year ended December 31, 2019, $84 million for the year ended December 31, 2018 and $102 million for the year ended December 31, 2017.

g.	Partnerships and limited liability companies

The carrying value of partnership and LLC holdings by annual statement category were:

	December 31,
	2019	2018
	(In Millions)
Joint venture interests:
Common stocks - subsidiaries and affiliates	$3,130	$3,108
Common stocks - unaffiliated	2,098	1,950
Real estate	1,183	1,309
Bonds/preferred stock	1,064	957
Other	274	280
LIHTCs	242	287
Mortgage loans	673	409
Surplus notes	348	299
Total	$9,012	$8,599

40

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

On December 31, 2018, MMI was transferred to Partnerships and limited liability companies from Common stocks - subsidiaries and affiliates. Refer to Note 5c. Common Stocks – subsidiaries and affiliates for additional details on MMI.

The Company held three affiliated partnerships and limited liability companies in a loss position with accumulated losses of $57 million as of December 31, 2019, and nine affiliated partnerships and limited liability companies in a loss position with accumulated losses of $43 million as of December 31, 2018.

The Company’s unexpired tax credits expire within a range of less than 1 year to 13 years.

The Company recorded tax credits on these investments of $45 million for the year ended December 31, 2019 and $47 million for the year ended December 31, 2018. The minimum holding period required for the Company’s LIHTC investments extends from 1 year to 15 years.

For determining impairments for LIHTC investments, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 1.5% for future benefits of two years to 1.8% for future benefits of ten or more years, and compares the result to its current carry value. The Company recorded $2 million of impairments for the year ended December 31, 2019. The Tax Cuts and Jobs Act, enacted into law on December 22, 2017, reduced the statutory federal tax rate from 35% to 21%, effective January 1, 2018. Due to this law change, impairments of $5 million were recorded for the year ended December 31, 2018.

There were no write-downs or reclassifications of LIHTC partnerships made during the years ended December 31, 2019 or December 31, 2018, due to forfeiture or ineligibility of tax credits or similar issues. In addition, there are no LIHTC investments subject to regulatory review for the years ended December 31, 2019 or 2018.

h.	Derivatives

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create synthetic investments. These synthetic investments are created when they are economically more attractive than the actual instrument or when similar instruments are unavailable. Synthetic investments are created either to hedge and reduce the Company’s credit and foreign currency exposure or to create an investment in a particular asset. The Company held synthetic investments with a notional amount of $17,979 million as of December 31, 2019 and $15,522 million as of December 31, 2018. These notional amounts included replicated asset transaction values of $16,039 million as of December 31, 2019 and $13,582 million as of December 31, 2018, as defined under statutory accounting practices as the result of pairing of a long derivative contract with cash instruments.

The Company’s derivative strategy employs a variety of derivative financial instruments, including: interest rate, currency, equity, bond, and credit default swaps; options; forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by statutory accounting practices, the Company intentionally has not applied hedge accounting.

Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be

41

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 15 years. A swaption is an option to enter an interest rate swap to either receive or pay a fixed rate at a future date. The Company purchases these options for the purpose of managing interest rate risks in its assets and liabilities.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in risk-based capital (RBC) calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio consists mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for GMDB and VAGLB.

The Company utilizes certain other agreements including forward contracts and financial futures. In addition, the Company also uses “to be announced” forward contracts (TBAs) to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost effective way. Typically, the price is agreed upon at contract inception and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus, accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Forward contracts and financial futures are used by the Company to reduce exposures to various risks including interest rates and currency rates.

The Company’s principal derivative exposures to market risk are interest rate risk, which includes inflation and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as a result of changes in market interest rates. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company regularly monitors counterparty credit ratings, derivative positions, valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized, and monitors its derivative credit exposure as part of its overall risk management program.

The Company enters derivative transactions through bilateral derivative agreements with counterparties, or through over the counter cleared derivatives with a counterparty and the use of a clearinghouse. To minimize credit risk for bilateral transactions, the Company and its counterparties generally enter into master netting agreements based on agreed upon requirements that outline the framework for how collateral is to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse. Certain interest rate swaps and credit default swaps are considered cleared transactions. These cleared transactions require initial and daily variation margin collateral postings. These agreements allow for contracts in a positive position, in which amounts are due to the Company, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s credit exposure.

Net collateral pledged by the counterparties was $2,270 million as of December 31, 2019 and $2,491 million as of December 31, 2018. In the event of default, the full market value exposure at risk in a net gain position, net of offsets and collateral, was $51 million as of December 31, 2019 and $146 million as of December 31, 2018. The statutory net amount at risk, defined as net collateral pledged and statement values excluding accrued interest, was $412 million as of December 31, 2019 and $695 million as of December 31, 2018.

The Company had the right to rehypothecate or repledge securities totaling $1,126 million of the $2,270 million as of December 31, 2019 and $709 million of the $2,491 million as of December 31, 2018 of net collateral pledged by counterparties. There were no securities rehypothecated to other counterparties as of December 31, 2019 or December 31, 2018.

42

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2019
	Assets		Liabilities
	Carrying	Notional	Carrying	Notional
	Value	Amount	Value	Amount
	(In Millions)

Interest rate swaps	$10,571	$88,850	$9,124	$113,150
Options	575	19,360	2	3
Currency swaps	880	10,727	212	5,511
Forward contracts	11	2,220	158	8,055
Credit default swaps	22	1,185	—	34
Financial futures	5	291	112	2,974
Total	$12,064	$122,633	$9,608	$129,727

	December 31, 2018
	Assets		Liabilities
	Carrying	Notional	Carrying	Notional
	Value	Amount	Value	Amount
	(In Millions)

Interest rate swaps	$6,629	$88,214	$4,647	$86,096
Options	911	19,657	5	3
Currency swaps	843	8,976	232	4,022
Interest rate caps and floors	18	8,465	—	—
Forward contracts	106	6,642	12	3,633
Credit default swaps	18	1,135	2	104
Financial futures	216	3,036	14	291
Total	$8,741	$136,125	$4,912	$94,149

The average fair value of outstanding derivative assets was $12,321 million for the year ended December 31, 2019 and $8,616 million for the year ended December 31, 2018. The average fair value of outstanding derivative liabilities was $8,686 million for the year ended December 31, 2019 and $5,423 million for the year ended December 31, 2018.

The following summarizes the notional amounts of the Company’s credit default swaps by contractual maturity:

	December 31,
	2019	2018
	(In Millions)

Due in one year or less	$9	$20
Due after one year through five years	1,210	1,219
Total	$1,219	$1,239

43

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company’s gross notional interest rate swap positions:

	December 31,
	2019	2018
	(In Millions)

Open interest rate swaps in a fixed pay position	$94,420	$91,240
Open interest rate swaps in a fixed receive position	103,960	81,605
Other interest related swaps	3,620	1,465
Total interest rate swaps	$202,000	$174,310

The following summarizes the Company’s net realized gains (losses) on closed contracts and change in net unrealized gains (losses) related to market fluctuations on open contracts by derivative type:

	Year Ended
	December 31, 2019
	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)

Interest rate swaps	$172	$(533)
Currency swaps	25	57
Options	(30)	(273)
Credit default swaps	13	—
Interest rate caps and floors	—	(6)
Forward contracts	228	(239)
Financial futures	524	(309)
Total	$932	$(1,303)

	Year Ended
	December 31, 2018
	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)

Interest rate swaps	$(105)	$(390)
Currency swaps	37	795
Options	(38)	112
Credit default swaps	12	2
Interest rate caps and floors	(3)	6
Forward contracts	175	170
Financial futures	(316)	200
Total	$(238)	$895

44

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended
	December 31, 2017
	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts
	(In Millions)

Interest rate swaps	$(224)	$202
Currency swaps	94	(1,082)
Options	(172)	(151)
Credit default swaps	23	—
Forward contracts	(147)	(72)
Financial futures	112	1
Total	$(314)	$(1,102)

The following summarizes gross and net information of derivative assets and liabilities, along with collateral posted in connection with master netting agreements:

	December 31, 2019			December 31, 2018
	Derivative	Derivative		Derivative	Derivative
	Assets	Liabilities	Net	Assets	Liabilities	Net
	(In Millions)

Gross	$12,064	$9,608	$2,456	$8,741	$4,912	$3,829
Due and accrued	807	1,894	(1,087)	839	1,899	(1,060)
Gross amounts offset	(9,458)	(9,458)	—	(6,034)	(6,034)	—
Net asset	3,413	2,044	1,369	3,546	777	2,769
Collateral posted	(4,407)	(2,137)	(2,270)	(3,657)	(1,166)	(2,491)
Net	$(994)	$(93)	$(901)	$(111)	$(389)	$278

i.	Repurchase agreements

The Company had repurchase agreements with carrying values of $3,834 million as of December 31, 2019 and $4,768 million as of December 31, 2018. As of December 31, 2019, the maturities of these agreements ranged from January 3, 2020 through February 14, 2020 and the interest rates ranged from 1.78% to 2.05%. The outstanding amounts were collateralized by cash and bonds with a carrying value of $3,846 million as of December 31, 2019 and $4,794 million as of December 31, 2018.

45

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

j.	Net investment income

Net investment income, including IMR amortization, comprised the following:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)

Bonds	$4,417	$4,062	$3,712
Preferred stocks	38	35	17
Common stocks - subsidiaries and affiliates	503	910	436
Common stocks - unaffiliated	40	43	39
Mortgage loans	1,084	997	928
Policy loans	927	857	797
Real estate	128	110	159
Partnerships and LLCs	878	1,030	658
Derivatives	335	313	305
Cash, cash equivalents and short-term investments	78	71	42
Other	40	6	2
Subtotal investment income	8,468	8,434	7,095
Amortization of the IMR	11	64	113
Investment expenses	(786)	(724)	(666)
Net investment income	$7,693	$7,774	$6,542

46

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

k.	Net realized capital (losses) gains

Net realized capital losses, which include other-than-temporary impairments (OTTI) and are net of deferral to the IMR, comprised the following:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)

Bonds	$56	$(169)	$(102)
Preferred stocks	—	—	(6)
Common stocks - subsidiaries and affiliates	1	(1,242)	27
Common stocks - unaffiliated	31	92	(9)
Mortgage loans	3	(1)	(27)
Real estate	33	168	68
Partnerships and LLCs	40	(57)	(87)
Derivatives	932	(238)	(314)
Other	3	(29)	(135)
Net realized capital gains (losses) before federal and state taxes and deferral to the IMR	1,099	(1,476)	(585)
Net federal and state tax (expense) benefit	(116)	48	175
Net realized capital gains (losses) before deferral to the IMR	983	(1,428)	(410)
Net after tax (gains) losses deferred to the IMR	(1,020)	384	(12)
Net realized capital (losses)	$(37)	$(1,044)	$(422)

IMR had a liability balance of $438 million as of December 31, 2019 and a nonadmitted asset balance of $563 million as of December 31, 2018. Refer to Note 14. “Surplus notes” for information on the other realized capital loss.

OTTI, included in the realized capital losses, consisted of the following:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)

Bonds	$(103)	$(121)	$(64)
Preferred stock	—	—	(6)
Common stocks- subsidiaries and affiliates	—	(1,259)	—
Common stocks - unaffiliated	(8)	(12)	(62)
Partnerships and LLCs	(86)	(62)	(53)
Total OTTI	$(197)	(1,454)	(185)

The Company recognized OTTI of $3 million for the year ended December 31, 2019 and less than $1 million for the year ended December 31, 2018 on structured and loan-backed securities, which are included in bonds, primarily due to the present value of expected cash flows being less than the amortized cost.

The Company utilized internally-developed models to determine less than 1% of the $103 million of bond OTTI for the year ended December 31, 2019, less than 1% of the $121 million of bond OTTI for the year ended December 31,

47

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

2018 and less than 1% of the $64 million of bond OTTI for the year ended December 31, 2017. The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2dd. “Net realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for more information on assumptions and inputs used in the Company’s OTTI models.

Refer to Note 20. “Impairment listing for loan-backed and structured securities” for a CUSIP level list of impaired structured securities where the present value of cash flows expected to be collected is less than the amortized cost basis.

6.	Federal income taxes

On December 22, 2017, the president signed into law H.R. 1/Public Law 115-97, commonly known as the Act. The Act contains several key provisions that have significant financial statement effects in both the current and prior reporting periods. Effective January 1, 2018, the Act reduced the corporate tax rate to 21 percent, eliminated the corporate alternative minimum tax, increased the capitalization rates for determining deferred acquisition costs and extended the amortization period, modified the life company proration rules, reduced the dividends received deduction applicable to corporate shareholders, and modified the net operating loss deduction applicable to corporate taxpayers.

The Act revised the computation of life insurance tax reserves to be the greater of the net surrender value of a contract and 92.81 percent of statutory reserves, effective for taxable years beginning after December 31, 2017. A transition rule requires life insurers to evenly spread the difference between the prior year end reserves computed on the old basis and those computed on the new basis over eight years as either income or a deduction. The transition amount, as adjusted, was a net increase to the deferred tax asset of $454 million, offset by a corresponding increase in its deferred tax liability.

The Company provides for DTAs in accordance with statutory accounting practices and has met the required threshold to utilize the three-year reversal period and 15% of surplus limitation.

48

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net DTA or deferred tax liability (DTL) recognized in the Company’s assets, liabilities and surplus is as follows:

	December 31, 2019
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$2,807	$125	$2,932
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	2,807	125	2,932
DTAs nonadmitted	—	—	—
Subtotal net admitted DTA	2,807	125	2,932
Total gross DTLs	(1,192)	(632)	(1,824)
Net admitted DTA(L)	$1,615	$(507)	$1,108

	December 31, 2018
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$2,655	$334	$2,989
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	2,655	334	2,989
DTAs nonadmitted	—	—	—
Subtotal net admitted DTA	2,655	334	2,989
Total gross DTLs	(1,548)	(458)	(2,006)
Net admitted DTA(L)	$1,107	$(124)	$983

	Change
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$152	$(209)	$(57)
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	152	(209)	(57)
DTAs nonadmitted	—	—	—
Subtotal net admitted DTA	152	(209)	(57)
Total gross DTLs	356	(174)	182
Net admitted DTA(L)	$508	$(383)	$125

49

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amount of adjusted gross DTA admitted under each component of the guidance and the resulting change by tax character are as follows:

	December 31, 2019
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$68	$68
Remaining adjusted gross DTAs expected to be realized within 3 years (lesser of 1 or 2):
1. Adjusted gross DTA to be realized	1,079	—	1,079
2. Adjusted gross DTA allowed per limitation threshold	2,663	—	2,663
Lesser of lines 1 or 2	1,079	—	1,079
Adjusted gross DTAs offset by existing DTLs	1,728	57	1,785
Total admitted DTA realized within 3 years	$2,807	$125	$2,932

	December 31, 2018
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$52	$52
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	1,019	—	1,019
2. Adjusted gross DTA allowed per limitation threshold	2,055	—	2,055
Lesser of lines 1 or 2	1,019	—	1,019
Adjusted gross DTAs offset by existing DTLs	1,636	282	1,918
Total admitted DTA realized within 3 years	$2,655	$334	$2,989

	Change
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$16	$16
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	60	—	60
2. Adjusted gross DTA allowed per limitation threshold	608	—	608
Lesser of lines 1 or 2	60	—	60
Adjusted gross DTAs offset by existing DTLs	92	(225)	(133)
Total admitted DTA realized within 3 years	$152	$(209)	$(57)

50

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s total realization threshold limitations are as follows:

	December 31,
	2019	2018
	($ In Millions)

Ratio percentage used to determine recovery period and threshold limitation	838%	861%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$18,351	$13,700

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs, including the impact of available carryback and carryforward periods, projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning strategies is as follows:

	December 31, 2019
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	46%	—%	46%

	December 31, 2018
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	77%	—%	77%

	Change
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	(31)%	—%	(31)%

There are no reinsurance strategies included in the Company’s tax-planning strategies.

51

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)

Federal income tax (benefit) on operating earnings	$(18)	$(174)	$(300)
Foreign income tax expense on operating earnings	3	1	2
Total federal and foreign income tax (benefit) before impact of change in enacted legislation	(15)	(173)	(298)
Impact of change in enacted tax legislation on operating earnings	—	5	(22)
Total federal and foreign income tax benefit on operating earnings	(15)	(168)	(320)
Federal income tax (benefit) expense on net realized capital gains (losses) before impact of change in enacted legislation	116	(48)	(178)
Impact of change in enacted tax legislation on net realized capital gains (losses)	—	—	3
Total federal and foreign income tax (benefit) expense	$101	$(216)	$(495)

52

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2019	2018	Change
	(In Millions)
DTAs:
Ordinary
Reserve items	$1,238	$1,141	$97
Policy acquisition costs	572	505	67
Nonadmitted assets	310	349	(39)
Pension and compensation related items	204	184	20
Policyholders’ dividends	192	196	(4)
Investment items	137	135	2
Expense items	61	54	7
Unrealized investment losses	7	2	5
Other	86	89	(3)
Total ordinary DTAs	2,807	2,655	152
Nonadmitted DTAs	—	—	—
Admitted ordinary DTAs	2,807	2,655	152

Capital
Unrealized investment losses	120	187	(67)
Investment items	5	147	(142)
Total capital DTAs	125	334	(209)
Admitted capital DTAs	125	334	(209)

Admitted DTAs	2,932	2,989	(57)

DTLs:
Ordinary
Reserve items	424	494	(70)
Unrealized investment gains	—	416	(416)
Deferred and uncollected premium	241	227	14
Pension items	182	214	(32)
Investment items	109	—	109
Other	237	197	40
Total ordinary DTLs	1,193	1,548	(355)

Capital
Unrealized investment gains	631	458	173
Total capital DTLs	631	458	173

Total DTLs	1,824	2,006	(182)

Net admitted DTA	$1,108	$983	$125

53

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes comprised the following:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)

Net DTA(L)	$125	$222	$(889)
Less: Items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized gains/(losses)	(180)	69	(188)
Tax-effect of changes from acquisitions/transfers	—	—	(7)
Change in net deferred income taxes	$(55)	$291	$(1,084)

As of December 31, 2019, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has no tax credit carryforwards included in deferred taxes.

The components of federal and foreign income tax are recorded in the Statutory Statements of Operations and the  Statutory Statements of Changes in Surplus and are different from those which would be obtained by applying the prevailing federal income tax rate to net gain from operations before federal income taxes.  The significant items causing this difference are as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
	21%	21%	35%

Provision computed at federal statutory rate	$324	$(299)	$(151)
Corporate rate reduction	—	—	919
Change in reserve valuation basis	(23)	(7)	15
Expense items	5	2	6
Foreign governmental income taxes	3	1	2
Investment items	(183)	(21)	(250)
Nonadmitted assets	39	(56)	67
Tax credits	(48)	(47)	(51)
Other impacts of tax reform	—	—	4
Other	39	(79)	28
Total statutory income tax expense (benefit)	$156	$(506)	$589

Federal and foreign income tax (benefit) expense	$101	$(215)	$(495)
Change in net deferred income taxes	55	(291)	1,084
Total statutory income tax expense (benefit)	$156	$(506)	$589

The Company received federal net income tax refunds of $551 million in 2019 and $162 million in 2018. Net payments in the amount of $3 million were made in 2017.

The total income taxes incurred in the current and prior years that will be available for recoupment in the event of future net capital losses totaled $54 million related to December 31, 2019, $86 million related to 2018, and $54 million related to 2017.

54

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MassMutual and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return. MassMutual and its eligible U.S. subsidiaries also file income tax returns in various states and foreign jurisdictions. MassMutual and its eligible U.S. subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides MassMutual with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Agreement provides MassMutual with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes.

Companies are generally required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns that may be challenged by various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting practices for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2019	$136
Gross change related to positions taken in prior years	(1)
Gross change related to settlements	—
Gross change related to positions taken in current year	12
Gross change related to lapse of statutes of limitations	—
Balance, December 31, 2019	$147

Included in the liability for unrecognized tax benefits as of December 31, 2019, are $139 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefits as of December 31, 2019 includes $5 million of unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate.

The Company recognized a decrease of less than $1 million in accrued interest related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized was $14 million as of December 31, 2019 and $14 million as of December 31, 2018. The Company has no accrued penalties related to the liability for unrecognized tax benefits. In the next year, the Company does not anticipate the total amount of uncertain tax positions to significantly increase or decrease.

The Internal Revenue Service (IRS) has completed its examination of MassMutual and its subsidiaries for the years 2013 and prior. The IRS commenced its exam of years 2014-2016 in September 2017. The adjustments resulting from these examinations are not expected to materially affect the financial position or liquidity of the Company.

As of December 31, 2019 and 2018, the Company did not recognize any protective deposits as admitted assets.

7.	Other than invested assets

a.	Corporate-owned life insurance

The Company holds corporate-owned life insurance issued by unaffiliated third party insurers to cover the lives of certain qualified senior employees. The primary purpose of the program is to offset future employee benefit expenses. The Company pays all premiums and is the owner and beneficiary of these policies. The Company had recorded cash surrender values of these policies of $2,290 million as of December 31, 2019 and $2,115 million as of December 31, 2018. The cash surrender value is allocated 32% bonds, 26% other invested assets, 21% cash and short-term investments, 19% stocks and 2% real estate as of December 31, 2019, and 34% other invested assets, 28% bonds, 19% cash and short-term investments, 17% stocks and 2% real estate as of December 31, 2018.

55

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as, net of loading and reinsurance:

	December 31,
	2019		2018
	Gross	Net	Gross	Net
	(In Millions)

Ordinary new business	$152	$44	$151	$48
Ordinary renewal	866	956	810	883
Group life	8	8	11	11
Total	$1,026	$1,008	$972	$942

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in deferred and uncollected life insurance premium is included in premium income. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

In certain instances, gross premium is less than net premium according to the standard valuation set by the Division and the Department. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers. The Company had life insurance in force of $46,228 million as of December 31, 2019 and $33,798 million as of December 31, 2018 for which gross premium was less than net premium.

56

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

8.	Policyholders’ liabilities

a.	Policyholders’ reserves

The Company had life insurance in force of $734,969 million as of December 31, 2019 and $676,813 million as of December 31, 2018.

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2019				2018
	Amount	Interest Rates			Amount	Interest Rates
	($ In Millions)

Individual life	$61,017	2.5%	-	6.0%	$55,059	2.5%	-	6.0%
Group annuities	28,101	2.3%	-	11.8%	26,382	2.3%	-	11.3%
Individual universal and variable life	18,700	3.0%	-	6.0%	6,355	3.5%	-	6.0%
Individual annuities	14,170	1.9%	-	11.8%	13,659	2.3%	-	11.8%
Group life	5,021	2.5%	-	4.5%	17,220	2.5%	-	4.5%
Disabled life claim reserves	1,825	3.5%	-	6.0%	1,847	3.5%	-	6.0%
Disability active life reserves	1,249	3.5%	-	6.0%	1,121	3.5%	-	6.0%
Other	396	2.5%	-	6.0%	335	2.5%	-	6.0%
Total	$130,479				$121,978

Individual life includes whole life and term insurance. Group life includes corporate-owned life insurance, bank-owned life insurance, group universal life and group variable universal life products. Individual annuities include individual annuity contracts, supplementary contracts involving life contingencies and structured settlements. Group annuities include deferred annuities and single premium annuity contracts. Disabled life claim reserves include disability income and LTC contracts and cover the future payments of known claims. Disability active life reserves include disability income and LTC contracts issued. Other is comprised of disability life and accidental death insurance. In 2019, certain corporate-owned life insurance and bank owned-life insurance policies were reclassified to individual as they did not meet the group classification qualifications.

57

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Liabilities for deposit-type contracts

The following summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2019				2018
	Amount	Interest Rates			Amount	Interest Rates
	(In Millions)
Guaranteed interest contracts:
Note programs	$6,936	1.4%	-	5.6%	$5,987	1.6%	-	6.2%
Federal Home Loan Bank of Boston	1,104	2.1%	-	3.4%	1,104	1.4%	-	3.4%
Municipal contracts	766	1.3%	-	7.3%	815	1.3%	-	7.3%
Other	1,010	1.5%	-	3.4%	919	1.2%	-	3.7%
Supplementary contracts	2,643	0.3%	-	6.8%	2,477	0.6%	-	6.8%
Dividend accumulations	493	3.0%	-	3.5%	509	3.0%	-	3.6%
Other deposits	2,345	4.0%	-	8.0%	2,559	4.0%	-	8.0%
Total	$15,297				$14,370

Note programs

Funding agreements are investment contracts sold to domestic and international institutional investors. Funding agreement liabilities are equal to the account value and are established by contract deposits, increased by interest credited and decreased by contract coupon payments and maturities. Contract holders do not have the right to terminate the contract prior to the contractually stated maturity date. The Company may retire funding agreements prior to the contractually-stated maturity date by repurchasing the agreement in the market or, in some cases, by calling the agreement. If this occurs, the difference in value is an adjustment to interest credited to liabilities for deposit-type contracts in the Statutory Statements of Operations. Credited interest rates vary by contract and can be fixed or floating. Agreements do not have put provisions or ratings-based triggers. The liability of non-U.S. dollar denominated funding agreements may increase or decrease due to changes in foreign exchange rates. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes.

Under the note programs, the Company creates special purpose entities (SPEs), which are investment vehicles or trusts, for the purpose of issuing medium-term notes to investors. Proceeds from the sale of the medium-term notes issued by these SPEs are used to purchase funding agreements from the Company. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes are currently issued from the Company’s $21.0 billion Global Medium-Term Note Program.

Federal Home Loan Bank of Boston

The Company has funding agreements with Federal Home Loan Bank of Boston (FHLB Boston) in an investment spread strategy, consistent with its other funding agreements. These funding agreements are collateralized by securities with estimated fair values of $1,137 million as of December 31, 2019. The Company’s borrowing capacity with FHLB Boston is subject to the lower of the limitation on the pledge of collateral for a loan set forth by law or by the Company’s internal limit. The Company’s unused capacity was $896 million as of December 31, 2019. As a member of FHLB Boston, the Company held common stock of FHLB Boston with a statement value of $59 million as of December 31, 2019 and $74 million as of December 31, 2018.

58

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Municipal contracts

Municipal guaranteed investment contracts (municipal contracts) include contracts that contain terms with above market crediting rates. Liabilities for these contracts includes the municipal contracts’ account values, which are established by contract deposits, increased by interest credited (fixed or floating) and decreased by contract coupon payments, additional withdrawals, maturities and amortization of premium. Certain municipal contracts allow additional deposits, subject to restrictions, which are credited based on the rates in the contracts. Contracts have scheduled payment dates and amounts and interest is paid periodically. In addition, certain contracts allow additional withdrawals above and beyond the scheduled payments. These additional withdrawals have certain restrictions on the number per year, minimum dollar amount and are limited to the maximum contract balance. The majority of the municipal contracts allow early contract termination under certain conditions.

Certain municipal contracts contain make-whole provisions, which document the formula for full contract payout. Certain municipal contracts have ratings-based triggers that allow the trustee to declare the entire balance due and payable. Municipal contracts may also have terms that require the Company to post collateral to a third party based on the contract balance in the event of a downgrade in ratings below certain levels under certain circumstances. When the collateral is other than cash, the collateral value is required to be greater than the account balance. The collateral was $148 million as of December 31, 2019 and $158 million as of December 31, 2018. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various liability risks. By performing asset liability management and performing other risk management activities, the Company believes that these contract provisions do not create an undue level of operating risk to the Company.

Other deposits

Other deposits primarily consist of investment contracts assumed as part of the indemnity reinsurance agreement discussed in Note 9. “Reinsurance”. These contracts are used to fund retirement plans. Contract payments are not contingent upon the life of the retirement plan participant.

As of December 31, 2019, the Company’s GICs by expected maturity year were as follows (in millions):

2020	$1,408
2021	1,588
2022	1,629
2023	163
2024	1,046
Thereafter	3,982
Total	$9,816

Most guaranteed interest contracts only mature on their contractual maturity date. Actual maturities for municipal contracts may differ from their contractual maturity dates, as these contracts permit early contract termination under certain conditions.

59

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of claims for individual disability and LTC policies. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that experience is an appropriate indicator of future events and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claims and claim expense reserves represent the Company’s best estimate based upon facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

The following summarizes the changes in disabled life and LTC unpaid claims and claim expense reserves:

	December 31,
	2019	2018
	(In Millions)

Claim reserves, beginning of year	$2,102	$2,069
Less: Reinsurance recoverables	228	192
Net claim reserves, beginning of year	1,874	1,877

Claims paid related to:
Current year	(13)	(13)
Prior years	(339)	(334)
Total claims paid	(352)	(347)

Incurred related to:
Current year’s incurred	240	241
Current year’s interest	3	3
Prior year’s incurred	11	22
Prior year’s interest	77	78
Total incurred	331	344

Net claim reserves, end of year	1,853	1,874
Reinsurance recoverables	242	228
Claim reserves, end of year	$2,095	$2,102

The changes in reserves for incurred claims related to prior years are generally the result of recent loss development trends. The $11 million increase in the prior years’ incurred claims for 2019 and the $22 million increase in the prior years’ incurred claims for 2018 were generally the result of differences between actual termination experience and statutorily prescribed termination tables. In 2019, claim experience included normal claim volume with higher terminations, resulting in a reduction to the incurred reserve from favorable experience, while 2018 claims incurred was due to maturing LTC business partially offset by a corresponding increase in reinsurance recoverable.

60

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders’ reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2019	2018
	(In Millions)

Disabled life claim reserves	$1,825	$1,847
Accrued claim liabilities	28	27
Net claim reserves, end of year	$1,853	$1,874

d.	Additional liability for annuity contracts

Certain individual variable annuity and fixed index annuity products have additional death or other insurance benefit features, such as GMDBs, GMIBs, GMABs and GMWBs. In general, living benefit guarantees require the contract holder or policyholder to adhere to a company approved asset-allocation strategy. Election of these benefit guarantees is generally only available at contract issue.

The following shows the changes in the liabilities for GMDB, GMIB, GMAB and GMWB (in millions):

Liability as of January 1, 2018	$512
Incurred guarantee benefits	250
Paid guarantee benefits	(6)
Liability as of December 31, 2018	756
Incurred guarantee benefits	(164)
Paid guarantee benefits	(8)
Liability as of December 31, 2019	$584

The Company held reserves in accordance with the stochastic scenarios as of December 31, 2019 and December 31, 2018.  As of December 31, 2019 and December 31, 2018, the Company held additional reserves above those indicated based on the stochastic scenarios in order to maintain a prudent level of reserve adequacy.

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDB, GMIB, GMAB and GMWB classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2019			December 31, 2018
		Net	Weighted		Net	Weighted
	Account	Amount	Average	Account	Amount	Average
	Value	at Risk	Attained Age	Value	at Risk	Attained Age
	($ In Millions)
GMDB	$18,345	$40	65	$17,392	$132	64
GMIB Basic	718	28	69	700	97	69
GMIB Plus	2,906	532	68	2,687	813	67
GMAB	2,544	2	60	2,573	74	60
GMWB	151	10	71	160	23	70

61

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2019, the GMDB account value above consists of $4,088 million of Modco assumed within the separate accounts. As of December 31, 2018, the GMDB account value above consists of $3,838 million of Modco assumed within the separate accounts.

Account values of variable annuity contracts with GMDB, GMIB, GMAB and GMWB are summarized below:

	December 31,
	2019			2018
	Separate	General		Separate	General
	Account	Account	Total	Account	Account	Total
	(In Millions)
GMDB	$14,585	$3,760	$18,345	$13,487	$3,905	$17,392
GMIB Basic	700	18	718	683	17	700
GMIB Plus	2,906	—	2,906	2,687	—	2,687
GMAB	2,504	40	2,544	2,534	39	2,573
GMWB	151	—	151	160	—	160

e.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDBs or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The following presents the changes in the liability, net of reinsurance, for guarantees on universal life and variable universal life type contracts:

	December 31,
	2019	2018
	(In Millions)

Beginning balance	$3,807	$3,453
Net liability increase	196	354
Ending balance	$4,003	$3,807

9.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to mitigate the impact of underwriting mortality and morbidity risks or to assume business. Such transfers do not relieve the Company of its primary liability to its customers and, as such, failure of reinsurers to honor their obligations could result in credit losses that could arise if a reinsurer defaults. The Company reduces reinsurance default risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations within the Company’s reinsurers and using trust structures, when appropriate. The Company reinsures a portion of its mortality risk in its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement with reinsurers. The Company also reinsures a portion of its morbidity risk in its disability and LTC business. The amounts reinsured are on a yearly renewable term, coinsurance funds withheld, coinsurance or Modco basis. The Company’s highest retention limit for new issues of life policies ranges from $15 million to $25 million.

Refer to Note 17. “Related party transactions” for information about the Company’s affiliated assumed reinsurance transactions.

62

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company did not reinsure any policies with a company chartered in a country other than the U.S., excluding U.S. branches of these companies, which was owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business. There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

If all reinsurance agreements were terminated by either party as of December 31, 2019, the resulting reduction in surplus due to loss of reinsurance reserve credits, net of unearned premium, would be approximately $5,538 million assuming no return of the assets, excluding assets in trust, backing these reserves from the reinsurer to the Company.

Reinsurance amounts included in the Statutory Statements of Operations were as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)

Direct premium	$25,407	$23,294	$21,097
Premium assumed	1,468	1,327	1,359
Premium ceded	(4,094)	(1,692)	(4,970)
Total net premium	$22,781	$22,929	$17,486

Ceded reinsurance recoveries	$757	$732	$658

Assumed losses	$171	$206	$216

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2019	2018
	(In Millions)
Reinsurance reserves:
Assumed	$8,734	$8,816
Ceded	(15,041)	(10,433)

Ceded amounts recoverable	$222	$204

Benefits payable on assumed business	$31	$34

Funds held under coinsurance
Ceded	$4,252	$4,099

Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2019 include $7,869 million associated with life insurance policies, $3,598 million for LTC, $3,543 million for annuity, $23 million for disability and $8 million for group life and health. Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2018 include $7,435 million associated with life insurance policies, $2,266 million for LTC, $696 million for annuity, $27 million for disability and $9 million for group life and health.

Effective December 31, 2017, the Company entered into a reinsurance agreement with a third-party, authorized reinsurer to reinsure certain inforce universal life policies. The agreement is structured as a combination of 90%

63

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

coinsurance funds withheld on certain universal life policies and 40% yearly renewable term on certain other universal life policies. The Company maintains responsibility for servicing the policies and managing the assets. Under the terms of the agreement, at December 31, 2017, the Company ceded policyholder reserves of $4,001 million and recorded a liability for funds held under coinsurance of $4,001 million on the Statutory Statement of Financial Position and ceded premium of $4,001 million and reduced changes in policyholder reserves of $4,001 million in the Statutory Statements of Operations.

In 2019, the Company increased its gross LTC policyholders’ reserves by $1,224 million through a combination of prior year error corrections of $729 million and various assumption changes to reflect the risk inherent in the cash flows of this business. This risk is ceded to an unaffiliated reinsurer, therefore the ceded policyholders’ reserves have also been increased by an additional $1,224 million.

In 2018, the Company increased its gross LTC policyholders’ reserves by $390 million to reflect the risk inherent in the cash flows of this business. This risk is ceded to an unaffiliated reinsurer, therefore the ceded policyholders’ reserves have also been increased by $390 million.

In 2017, the Company strengthened its gross LTC policyholders’ reserves by $270 million to reflect the risk inherent in the cash flows of this business. This risk is ceded to an unaffiliated reinsurer, therefore the ceded policyholders’ reserves have also been increased by $270 million.

In 2018, a $27 million net loss was recorded for the recapture of certain yearly renewable term life insurance treaties, with $14 million recorded in premium income and $41 million recorded in change in policyholder reserves.

As of December 31, 2019, one reinsurer accounted for 31% of the outstanding balance of the reinsurance recoverable and the next largest reinsurer had 19%. The Company continues to monitor its morbidity risk ceded to one unaffiliated reinsurer for its LTC business, in which 27% of the reserves are held in trust.

64

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

10.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2019 are illustrated below:

Individual annuities	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$29	$—	$—	$29	—%
At book value less current surrender charge of 5% or more	6,746	—	—	6,746	24
At fair value	—	—	11,132	11,132	40
Total with market value adjustment or at fair value	6,775	—	11,132	17,907	64
At book value without adjustment (minimal or no charge or adjustment)	3,869	—	—	3,869	14
Not subject to discretionary withdrawal	6,171	—	—	6,171	22
Total	$16,815	$—	$11,132	$27,947	100%
Reinsurance ceded	2,645	—	—	2,645
Total, net of reinsurance	$14,170	$—	$11,132	$25,302
Amount included in book value moving to at book value without adjustment after statement date	125	—	—	125

Group annuities	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$12,438	$—	$—	$12,438	17%
At book value less current surrender charge of 5% or more	1	—	—	1	—
At fair value	—	15,577	28,487	44,064	60
Total with market value adjustment or at fair value	12,439	15,577	28,487	56,503	77
At book value without adjustment (minimal or no charge or adjustment)	2,608	556	—	3,164	4
Not subject to discretionary withdrawal	13,951	—	—	13,951	19
Total	$28,998	$16,133	$28,487	$73,618	100%
Reinsurance ceded	897	—	—	897
Total, net of reinsurance	$28,101	$16,133	$28,487	$72,721

65

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Deposit-type contracts	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$2,358	$—	$—	$2,358	9%
At book value less current surrender At fair value	—	1,558	9,312	10,870	42
Total with market value adjustment or at fair value	2,358	1,558	9,312	13,228	51
At book value without adjustment (minimal or no charge or adjustment)	2,841	—	—	2,841	11
Not subject to discretionary withdrawal	10,098	—	—	10,098	39
Total	$15,297	$1,558	$9,312	$26,167	100%
Total, net of reinsurance	$15,297	$1,558	$9,312	$26,167

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of  December 31, 2019 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves – group annuities	$28,101
Policyholders’ reserves – individual annuities	14,170
Liabilities for deposit-type contracts	15,297
Subtotal	57,568
Separate Account Annual Statement:
Annuities	55,752
Other annuity contract deposit-funds and guaranteed interest contracts	10,870
Subtotal	66,622

Total	$124,190

66

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Analysis of Life Actuarial Reserves by Withdrawal Characteristics

The withdrawal characteristics of the Company’s life actuarial reserves as of December 31, 2019 are illustrated below:

				Separate Account
	General Account			- Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans
Term Policies with Cash Value	—	—	—	—	—	—
Universal Life	16,491	16,475	16,548	—	—	—
Universal Life with Secondary Guarantees	2,065	1,738	5,881	—	—	—
Other Permanent Cash Value Life Insurance	—	63,241	65,953	—	—	—
Variable Life	1	1	—	1	1	2
Variable Universal Life	400	392	437	2,875	2,854	2,871
Not subject to discretionary withdrawal or no cash values
Term Policies without Cash Value	—	—	2,549	—	—	—
Accidental Death Benefits	—	—	3	—	—	—
Disability - Active Lives	—	—	141	—	—	—
Disability - Disabled Lives	—	—	275	—	—	—
Miscellaneous Reserves	—	—	1,216	—	—	—
Total (gross: direct + assumed)	18,957	81,847	93,003	2,876	2,855	2,873
Reinsurance Ceded	4,253	4,384	7,869	—	—	—
Total (net)	14,704	77,463	85,134	2,876	2,855	2,873

c.	Separate accounts

The Company has guaranteed separate accounts classified as the following: nonindexed, which have multiple concurrent guarantees, including a guarantee that applies for as long as the contract is in effect and does not exceed a 4% rate of return. The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

67

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2019 is as follows:

	Guaranteed
		Nonindexed
		Less Than/	Non
	Indexed	Equal to 4%	Guaranteed	Total
	(In Millions)
Net premium, considerations or deposits for the year ended December 31, 2019	$—	$—	$7,423	$7,423

Reserves at December 31, 2019:
For accounts with assets at:
Fair value	$—	$17,691	$50,239	$67,930
Nonpolicy liabilities	—	—	734	734
Amortized cost/book value	—	1,566	—	1,566
Total separate account liabilities	$—	$19,257	$50,973	$70,230

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$—	$17,136	$50,239	$67,375
At book value without market value adjustment and current surrender charge of less than 5%	—	$2,121	$—	$2,121
Subtotal	—	$19,257	$50,239	$69,496
Nonpolicy liabilities	—	$—	$734	$734
Total separate account liabilities	$—	$19,257	$50,973	$70,230

The Company does not have any reserves in separate accounts for asset default risk in lieu of AVR.

The following is a reconciliation of amounts reported as transfers (from) to separate accounts in the Summary of Operations of the Company’s NAIC Separate Account Annual Statement to the amounts reported as net transfers (from) to separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Operations:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
From the Separate Account Annual Statement:
Transfers to separate accounts	$7,260	$8,326	$8,099
Transfers from separate accounts	(12,313)	(9,846)	(9,078)
Subtotal	(5,053)	(1,520)	(979)
Reconciling adjustments:
Net deposits on deposit-type liabilities	(967)	(1,488)	(1,902)
Net transfers from separate accounts	$(6,020)	$(3,008)	$(2,881)

Net deposits on deposit-type liabilities are not considered premium and therefore are excluded from the Statutory Statements of Operations.

68

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

11.	Debt

MassMutual issues commercial paper in the form of Notes in minimum denominations of $250 thousand up to a total aggregation of $1,000 million with maturity dates up to a maximum of 270 days from the date of issuance. Noninterest bearing Notes are sold at par less a discount representing an interest factor. Interest bearing Notes are sold at par. The Notes are not redeemable or subject to voluntary prepayments by MassMutual. The Notes had a carrying value and face amount of $250 million as of December 31, 2019 and $250 million as of 2018. Notes issued in 2019 had interest rates ranging from 1.68% to 2.60% with maturity dates ranging from 21 to 40 days. Interest expense for commercial paper was $6 million for the year ended December 31, 2019 and $5 million for the year ended December 31, 2018.

MassMutual has a $1,000 million, five-year credit facility, with a syndicate of lenders that can be used for general corporate purposes and to support commercial paper borrowings. During December 2018, the facility was renewed and the scheduled maturity is December 2023. The facility includes two one-year extension options that may be exercised with proper notification as set forth in the agreement. The facility has an upsize option for an additional $500 million. The terms of the credit facility additionally provide for, among other provisions, covenants pertaining to liens, fundamental changes, transactions with affiliates and adjusted statutory surplus. As of and for the years ended December 31, 2019 and 2018, the Company was in compliance with all covenants under the credit facility. For the years ended December 31, 2019 and 2018, there were no draws on the credit facilities. Credit facility fees were less than $1 million for the years ended December 31, 2019 and 2018.

12.	Employee benefit plans

The Company sponsors multiple employee benefit plans, providing retirement, life, health and other benefits to employees, certain employees of unconsolidated subsidiaries, agents, general agents and retirees who meet plan eligibility requirements.

a.	Pension plans

The Company has funded and unfunded noncontributory defined benefit pension plans that cover substantially all employees, agents and retirees. The qualified defined benefit plan includes a defined benefit formula and a cash balance formula. Participants earn benefits under the plan based on the defined benefit formula, the cash balance formula, or a combination of both formulas as determined by their date of hire or rehire. Under the defined benefit formula, benefits are calculated based on final average earnings and length of service. Benefits under the cash balance formula are determined based on age, service and salary during the participants’ careers.

The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. The Company did not contribute to its qualified benefit plan in 2019. The Company contributed $188 million in 2018.

b.	Defined contribution plans

The Company sponsors funded (qualified 401(k) thrift savings) and unfunded (nonqualified deferred compensation thrift savings) defined contribution plans for its employees, agents and retirees. The qualified 401(k) thrift savings plan’s net assets available for benefits were $3,385 million as of December 31, 2019 and $2,831 million as of December 31, 2018. The Company match for the qualified 401(k) thrift savings plan is limited to 5% of eligible W-2 compensation. The Company’s total matching thrift savings contributions, included in general insurance expenses were $54 million for the year ended December 31, 2019 and $51 million for the year ended December 31, 2018 and $56 million for 2017.

The Company also maintains a defined contribution plan for agents, which was frozen in 2001. The net assets available for these benefits were $174 million as of December 31, 2019 and $164 million as of December 31, 2018.

69

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Other postretirement benefits

The Company provides certain life insurance and health care benefits (other postretirement benefits) for its retired employees and agents, their beneficiaries and covered dependents. MMHLLC has the obligation to pay the Company’s other postretirement benefits. The transfer of this obligation to MMHLLC does not relieve the Company of its primary liability. MMHLLC is allocated other postretirement expenses related to interest cost, amortization of actuarial gains (losses) and expected return on plan assets, whereas service cost and prior service cost are recorded by the Company.

Substantially all of the Company’s U.S. employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as the benefits are provided to the participants. For employees who retire after 2009, except certain employees who were close to retirement in 2010, the Company’s cost is limited to a retiree health reimbursement account “RHRA” which accumulates during an employee’s career and can be drawn down by the retiree to purchase coverage outside of the Company or for other health care costs. Retired employees with a RHRA also may choose to purchase coverage through the private retiree exchange.

For other current and future retired employees, and current and future retired agents, the Company provides access to postretirement health care plans through a private retiree exchange. The Company’s cost is limited to the fixed annual subsidy provided to retirees through a Health Reimbursement Account each year that the retiree can use to purchase coverage on the exchange or for other health care costs.

Company-paid basic life insurance is provided to retirees who retired before 2010 and certain employees who retire after 2009 but were close to retirement in 2010. Supplemental life insurance is available to certain retirees on a retiree-pay-all basis.

The Company provides retiree life insurance coverage for home office employees who, as of January 1, 2010, were age 50 with at least 10 years of service or had attained 75 points, generally age plus service, with a minimum 10 years of service.

d.	Benefit obligations

Accumulated benefit obligations are the present value of pension benefits earned as of a December 31 measurement date (the Measurement Date) based on service and compensation and do not take into consideration future salary levels.

Projected benefit obligations for pension benefits are the present value of pension benefits earned as of the Measurement Date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

Refer to Note 12f. “Amounts recognized in the Statutory Statements of Financial Position,” for details on the funded status of the plans.

Accumulated and projected postretirement benefit obligations for other postretirement benefits are the present value of postretirement medical and life insurance benefits earned as of the Measurement Date projected for estimated salary and medical claim rate increases to an assumed date with respect to retirement, disability or death.

Actuarial (gains) losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation, accumulated benefit obligation and current year expense. Select assumptions used in this calculation include expected future compensation levels, healthcare cost trends, mortality and expected retirement age.

70

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the total pension and other postretirement accumulated benefit obligation:

	December 31,
	2019	2018	2019	2018
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Accumulated benefit obligation	$3,270	$2,739	$383	$341

The following sets forth the change in projected benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2019	2018	2019	2018
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Projected benefit obligation, beginning of year	$2,850	$3,036	$341	$354
Service cost	111	113	13	14
Interest cost	118	107	13	12
Actuarial (gains) losses	11	(39)	(9)	—
Benefits paid	(139)	(142)	(15)	(14)
Change in discount rate	431	(218)	34	(21)
Change in actuarial assumptions	(112)	(7)	6	(4)
Projected benefit obligation, end of year	$3,270	$2,850	$383	$341

The determination of the discount rate is based upon rates commensurate with current yields on high quality corporate bonds as of the Measurement Date. A spot yield curve is developed from this data that is used to determine the present value for the obligation. The projected plan cash flows are discounted to the Measurement Date based on the spot yield curve. A single discount rate is utilized to ensure the present value of the benefits cash flow equals the present value computed using the spot yield curve. A 25 basis point change in the discount rate results in approximately a $108 million change in the projected pension benefit obligation. The methodology includes producing a cash flow of annual accrued benefits. Refer to Note 12h. “Assumptions” for details on the discount rate. The 2019 change in actuarial assumptions consisted primarily of lowering the interest crediting rate assumptions from 6% to 5% (pension benefits only), and adopting the white collar version of the mortality table assumption.

e.	Plan assets

The assets of the qualified pension plan are invested through a MassMutual group annuity contract and investments held in a trust. The group annuity contract invests in the General Investment Account (GIA) of the Company and separate investment accounts. The separate investment accounts are managed by the Company, the Company’s indirectly wholly owned asset manager, subsidiaries, as well as unaffiliated asset managers.

71

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s qualified pension plan assets managed by the Company and its indirectly wholly owned subsidiaries are as follows:

	December 31,
	2019	2018
	(In Millions)

General Investment Account	$245	$248
Separate Investment Accounts:
Barings Long Duration Bond Fund	326	289
Invesco Oppenheimer International Growth	—	119
Alternative Investment Separate Account	—	85
Oppenheimer Large Core Fund	—	79
MM Select Large Cap Value Fund	—	55
MM Premier Strategic Emerging Markets Fund	—	46
MM Select Growth Opportunities Fund	—	39
MM Select Blue Chip Growth Fund	—	38
Oppenheimer Small Capitalization Core Fund	—	32
MM Select Small Cap Growth Fund	—	20
MM Select Small Cap Value Fund	—	20
	$571	$1,070

The approximate amount of annual benefits to be paid to plan participants covered by a group annuity contract issued by the employer or related parties is $122 million for 2020.

The Company employs a total return investment approach whereby a mix of equities and fixed-income investments are used to maximize the long-term return of plan assets with a prudent level of risk. Risk tolerance is established through consideration of plan liabilities, plan funded status and the Company’s financial condition. The investment portfolio contains a diversified blend of equity and fixed-income investments. Alternative assets such as private equity funds, hedge funds, private real estate funds, equity index exchange traded funds and bond index exchange traded funds are used to improve portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements and periodic asset and liability studies.

The target range allocations for the qualified pension plan assets are 12.5% to 22.5% domestic equity securities, 25% to 45% long duration bond securities, 5% to 15% GIA and aggregate bond assets, 12.5% to 22.5% international equity securities and 10% to 30% alternative investments. Domestic equities primarily include investments in large capitalization (large-cap) companies and small capitalization (small cap) companies. Long duration bond securities invest in several long-duration bond exchange traded funds. International equities include investments in American Depository Receipts and limited partnerships that trade primarily in foreign markets in Europe, Latin America and Asia. The pension plan assets invested in the GIA through the unallocated group annuity contract earn a fixed interest. These assets comprised approximately 9% of the plan assets as of December 31, 2019 and 10% as of December 31, 2018.

72

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the change in fair value of plan assets:

	December 31,
	2019	2018	2019	2018
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Fair value of plan assets, beginning of year	$2,403	$2,485	$4	$4
Actual return on plan assets	450	(148)	—	—
Employer contributions	24	208	13	13
Contributions by plan participants	—	—	1	1
Benefits paid	(139)	(142)	(15)	(14)
Fair value of plan assets, end of year	$2,738	$2,403	$3	$4

The General Investment Account is designed to provide stable, long-term investment growth. The account value is maintained at a stable value (generally referred to as “book value”) regardless of financial market fluctuations; however, if the plan sponsor initiates a full or partial termination, the amount liquidated is subject to an adjustment that could result in an increase or decrease in the book value of the plan’s investment.

The following presents the GIA allocation by type of investment:

	December 31,
	2019	2018

Bonds	58%	61%
Mortgage loans	16	15
Common stocks - subsidiaries and affiliates	10	6
Other investments	9	7
Partnerships and LLCs	5	7
Cash and cash equivalents	2	3
Real estate	—	1
	100%	100%

The majority of the assets of the qualified pension plan are invested in the following separate investment account options as well as certain private equity funds, hedge funds, private real estate funds and an all cap U.S. equity index exchange traded fund held in the MassMutual Pension Plan Trust (Pension Trust Assets):

Pacific Investment Management Company Long Duration Bond Fund is a separate investment account advised by Pacific Investment Management Company that invests in a diversified portfolio of fixed-income securities, including short-term, intermediate and long-term credit and government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg Barclays U.S. Long Government/Credit Bond index.

Goldman Sachs Asset Management Long Duration Bond Fund is a separate investment account advised by Goldman Sachs Asset Management that invests in a diversified portfolio of fixed-income securities, including short-term, intermediate and long-term credit, government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg Barclays U.S. Long Government/Credit Bond index.

73

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Barings Long Duration Bond Fund is a separate investment account advised by Barings with a long duration bond strategy that invests in a diversified portfolio of fixed-income securities, including, short-term, intermediate and long-term credit, government securities and cash. The specific performance objective is to outperform the total return of the Bloomberg Barclays U.S. Long Government/Credit Bond index.

Oakmark International Collective Fund is a separate investment account advised by Harris Associates that invests primarily in developed market international large-cap equity securities, which may include common stocks, preferred stocks, securities that are convertible into common stocks, depositary receipts and rights and warrants to buy common stocks. This international equity strategy seeks out companies that it believes to be trading in the market at significant discounts to their underlying values.

Invesco Oppenheimer International Growth Fund is a separate investment account investing in a mutual fund sub-advised by OFI Institutional Asset Management that invests in international large-cap securities, primarily in the developed international markets. This international equity strategy focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity.

MassMutual Pension Plan Trust is a trust account with a strategy of investing in alternative investments as directed by the Investment Fiduciary Committee. These investments include private equity, hedge funds, and private real estate, with allocations temporarily awaiting investment held in an all cap U.S. equity index exchange traded fund.

Fair Value Measurements

The Company’s fair value hierarchy is defined in Note 4. “Fair value of financial instruments”.

The following is a description of the valuation methodologies used to measure fair value for the investments in the qualified pension plan.

Separate Investment Accounts: There are two methods of determining unit value for the separate investment accounts. The portfolio method is used when the separate investment account invests in a portfolio of securities or two or more underlying mutual funds, bank collective trust funds or other investment vehicles (each an underlying fund). Under this method, the unit value of a separate investment account is determined by dividing the market value of such separate investment account on any valuation date by the total number of units in the separate investment account. The net investment factor method (NIF) is used when the separate investment account invests in shares or units of a single underlying fund. Under this method, the unit value of a separate investment account is determined by taking the unit value for the prior valuation day and multiplying it by the net investment factor for the current valuation day. Under both of these methods the separate investment accounts are therefore classified as Level 2. As of December 31, 2019, the Plan had no specific plans or intentions to sell investments at amounts other than NAV. These investments can be redeemed on a daily basis and have no lockups or funding commitments.

Corporate debt instruments: If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing and therefore, is classified as Level 2, which uses quoted market prices of debt securities with similar characteristics. Valued using the closing price reported on the active market on which the individual securities are traded.

PIMCO bond funds: Valued using the closing price reported on the active market on which the individual securities are traded and therefore classified as Level 1.

Government securities: Marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations furnished by a pricing service take into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and are therefore classified as Level 2.

Common stocks: Valued using the closing price reported on the active market on which the individual securities are traded and therefore classified as Level 1.

74

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Collective investment trust: Valued using the NAV per unit. The net asset value per unit of the Funds is calculated on each business day by dividing the total value of assets, less liabilities, by the number of units outstanding. Unit issuances and redemptions are based on the net asset value determined at the end of the current day and therefore classified as NAV.

Limited partnerships: The Plan utilizes the practical expedient to calculate fair value of its investments based on the Plan’s pro rata interest in net assets of each underlying partnership. All valuations utilize financial information supplied by the partnership, including income, expenses, gains and losses. The underlying investments of the partnership are accounted for at fair value as described in the partnership’s audited financial statements. The multi-strategy hedge fund can be redeemed semi-annually with 95 day notice. The remaining funds can be redeemed periodically with notice that generally ranges from 45 to 90 days. There are no lockups or funding commitments. These limited partnership investments are classified as Level 3.

Registered investment companies: There are two methods of determining the unit value for the registered investment companies. For the registered investment company that is valued at an unaffiliated company the investment is valued using the closing price reported on the active market on which the funds are traded and is therefore classified as Level 1. For the registered investment company that is valued in-house on the unival system the NIF method is used which takes the unit value for the prior valuation day and multiplies it by the NIF for the current valuation day and is therefore classified as Level 2.

Other: Valued using the closing price reported on the active market on which the individual securities are traded. If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing and therefore, is classified as Level 2, which uses quoted market prices with similar characteristics. Investments included in this category include short term investments, real estate investment trusts, asset backed securities, mortgage backed securities, swaps, derivatives, futures and options. Investments in multi-strategy hedge fund and real estate are based on the Plan’s pro rata interest in the net assets of the partnership and have a redemption period and are reported in the Level 3 column. The multi-strategy hedge fund is comprised of two funds, one of which has a quarterly redemption period and the other with a monthly redemption period. They both require 45 day notice. The real estate fund does not have a specific redemption period, but is dependent upon the liquidation of underlying assets. None of the funds have a lock up period or funding commitment.

Cash: Stated at cost, which is equal to fair value, and held by an unaffiliated bank.

General Investment Account option: Liquidation value based on an actuarial formula as defined under the terms of the contract.

75

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the fair value hierarchy of the Company’s pension plan assets by asset class:

	December 31, 2019
				NAV
				Practical
	Level 1	Level 2	Level 3	Expedient	Total
	(In Millions)
Investments in the qualified pension plan:
Pooled separate accounts:
Common stocks:
U.S. large capitalization	$176	—	—	—	176
International large capitalization	—	98	—	—	98
Total pooled separate accounts	176	98	—	—	274
Nonpooled separate accounts:
Common stocks:
U.S. large capitalization	316	—	—	—	316
U.S. small capitalization	18	—	—	—	18
U.S. mid-capitalization	7	—	—	—	7
International large capitalization	—	232	—	—	232
Total common stocks	341	232	—	—	573
Debt instruments:
Corporate and other bonds	—	483	—	—	483
Long-term bond mutual fund	125	—	—	—	125
Short-term bond mutual funds	14	—	—	—	14
Total debt instruments	139	483	—	—	622
Registered investment companies:
Emerging markets	—	38	—	—	38
Total registered investment companies	—	38	—	—	38

Other:
Government securities	—	389	—	—	389
Collective investment trust	—	—	—	77	—
Other	—	61	—	—	61
Total other	—	450	—	77	527
Total separate investment accounts	656	1,301	—	77	2,034
Pension trust assets:
Common stocks:
Cash Equivalent	98	—	—	—	98
Collective investment trust	—	48	—	—	48
Hedge fund	—	—	—	24	24
Limited partnerships:
Private equity/venture capital	—	—	—	142	142
Real estate	—	—	—	122	122
Hedge	—	—	—	93	93
Total pension trust assets	98	48	—	381	527
Total General Investment Account	—	—	245	—	245
Total	$754	$1,349	$245	$458	$2,806

76

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2018
				NAV
				Practical
	Level 1	Level 2	Level 3	Expedient	Total
	(In Millions)
Investments in the qualified pension plan:
Separate investment accounts:
Common stocks:
U.S. large capitalization	$66	$222	$—	$—	$288
U.S. small capitalization	19	41	—	—	60
U.S. mid capitalization	21	—	—	—	21
International small/mid capitalization	4	—	—	—	4
International large capitalization value	3	119	—	—	122
Total common stocks	113	382	—	—	495
Debt instruments:
Corporate and other bonds	—	387	—	—	387
Long-term bond mutual fund	134	—	—	—	134
Short-term bond mutual funds	15	—	—	—	15
Total debt instruments	149	387	—	—	536
Registered investment companies:
Emerging markets	—	59	—	—	59
U.S. large capitalization	16	—	—	—	16
Total registered investment companies	16	59	—	—	75
Limited partnerships:
Private equity/venture capital	—	—	—	36	36
Total limited partnerships	—	—	—	36	36
Other:
Government securities	—	353	—	—	353
Collective investment trust	—	160	—	—	160
Real estate	—	—	—	33	33
Emerging markets	—	46	—	—	46
Other	—	18	—	—	18
Total other	—	577	—	33	610
Total separate investment accounts	278	1,405	—	69	1,752
Pension trust assets:
Common stocks:
U.S. large capitalization	83	—	—	—	83
Collective investment trust	—	47	—	—	47
Hedge Fund	—	—	—	39	39
Limited partnerships:
Other	—	—	—	233	233
Other	—	2	—	—	2
Total pension trust assets	83	49	—	272	404
Total general investment account	—	—	247	—	247
Total	$361	$1,454	$247	$341	$2,403

The Company evaluated the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. Based on these criteria, there were no significant transfers into or out of Level 1, 2, or 3 for the years ended December 31, 2019 and 2018.

77

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Amounts recognized in the Statutory Statements of Financial Position

Unrecognized prior service cost is the adjustment to the projected benefit obligation as a result of plan amendments. It represents the increase or decrease in benefits for service performed in prior periods. For pension benefits, this cost is amortized into net periodic benefit cost over the average remaining service years of active employees at the time of the amendment. For other postretirement benefits, this cost is amortized into net periodic benefit cost over the average remaining lifetime of eligible employees and retirees at the time of the amendment.

Unrecognized net actuarial (gains) losses are variances between assumptions used and actual experience. These assumptions include return on assets, discount rate, demographics and mortality. The unrecognized net actuarial (gains) losses are amortized if they exceed 10% of the projected benefit obligation and are amortized starting in the period after recognition. These are amortized for pension and other postretirement benefits into net periodic benefit cost over the remaining service-years of active employees.

The prepaid pension asset is a cumulative balance of employer contributions made to the plan netted against the plan’s accumulated net periodic benefit costs. The prepaid pension asset is a nonadmitted asset.

The accrued benefit cost recognized is the funded status of the plan adjusted for the remaining balance of unrecognized prior service cost, unrecognized net actuarial loss and the nonadmitted prepaid pension asset.

The following sets forth the projected benefit obligation funded status of the plans:

	December 31,
	2019	2018	2019	2018
	Pension		Other Postretirement
	Benefits		Benefits
	(In Millions)

Projected benefit obligation	$3,270	$2,850	$383	$341
Less: fair value of plan assets	2,738	2,403	3	4
Projected benefit obligation funded status	$(532)	$(447)	$(380)	$(337)

The qualified pension plan was underfunded by $140 million as of December 31, 2019 and underfunded by $71 million as of December 31, 2018. The nonqualified pension plans are not funded and have total projected benefit obligations of $392 million as of December 31, 2019 and $377 million as of December 31, 2018.

The qualified pension plan nonadmitted pension plan asset was $642 million as of December 31, 2019 and $727 million as of December 31, 2018.

The Company intends to fund $119 million in 2020 to meet its expected current obligations under its qualified and nonqualified pension plans and other postretirement benefit plans.

78

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Net periodic cost

The net periodic cost represents the annual accounting income or expense recognized by the Company and is included in general insurance expenses in the Statutory Statements of Operations. The net periodic cost recognized is as follows:

	Years Ended December 31,
	2019	2018	2017	2019	2018	2017
	Pension			Other Postretirement
	Benefits			Benefits
	(In Millions)

Service cost	$111	$113	$126	$13	$14	$12
Interest cost	118	108	112	13	12	12
Expected return on plan assets	(160)	(172)	(147)	—	—	—
Amortization of unrecognized net actuarial and other losses	56	55	65	(1)	2	2
Amortization of unrecognized prior service cost	—	3	3	(6)	(6)	(6)
Total net periodic cost	$125	$107	$159	$19	$22	$20

The expected future pension and other postretirement benefit payments, which reflect expected future service, are as follows:

		Other
	Pension	Postretirement
	Benefits	Benefits
	(In Millions)

2020	$144	$17
2021	154	18
2022	157	18
2023	167	19
2024	179	19
2025-2029	1,023	100

79

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net expense recognized in the Statutory Statements of Operations for all employee and agent benefit plans is as follows:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)

Health	$139	$113	$159
Pension	125	107	131
Thrift	54	51	56
Postretirement	19	22	20
Disability	3	4	—
Life	4	4	4
Postemployment	8	(2)	4
Other benefits	13	23	10
Total	$365	$322	$384

h.	Assumptions

The assumptions the Company used to calculate the benefit obligations and to determine the benefit costs are as follows:

	Years Ended December 31,
	2019	2018	2017	2019	2018	2017
	Pension			Other Postretirement
	Benefits			Benefits
Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	3.05%	4.20%	3.60%	3.05%	4.05%	3.40%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Interest Crediting rate	5.00%	6.00%	6.00%	3.05%	4.05%	3.85%

Net periodic benefit cost:
Discount rate	4.20%	3.60%	4.10%	4.05%	3.40%	3.85%
Expected long-term rate of return on plan assets	6.75%	6.75%	6.75%	3.00%	3.00%	3.00%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Interest Crediting rate	6.00%	6.00%	6.00%	4.05%	3.40%	3.95%

The discount rate used to determine the benefit obligations as of yearend is used to determine the expense in the next fiscal year.

The Company determines its assumptions for the expected rate of return on plan assets for its plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted range of nominal rates is determined based on target allocations for each class of asset.

80

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

13.	Employee compensation plans

The Company has a long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom stock-based compensation awards. These awards include PSARs and PRS. These awards do not grant an equity or ownership interest in the Company.

A summary of the weighted average grant price of PSARs and PRS shares granted, the intrinsic value of PSARs shares exercised, the PRS liabilities paid and the fair value of shares vested during the year is as follows:

	December 31,
	2019	2018	2017
Weighted average grant date fair value:
PSARs granted during the year	$123.43	$98.77	$79.47
PRS granted during the year	123.29	99.75	80.09
Intrinsic value (in thousands):
PSARs options exercised	35,065	33,532	4,794
PRS liabilities paid	34,391	21,922	19,802
Fair value of shares vested during the year	69,456	42,141	35,563

A summary of PSARs and PRS shares is as follows:

	PSARs			PRS
		Weighted Average			Weighted Average
	Number		Remaining	Number		Remaining
	of		Contract	of		Contract
	Share Units	Price	Terms	Share Units	Price	Terms
	(In Thousands)		(In Years)	(In Thousands)		(In Years)

Outstanding as of December 31, 2017	3,625	$85.78	3.1	1,204	$85.46	3.0
Granted	1,898	98.77		337	99.75
Exercised	(992)	87.73		(217)	85.12
Forfeited	(133)	90.59		(12)	87.60
Outstanding as of December 31, 2018	4,398	90.81	3.7	1,312	87.84	2.8
Granted	1,677	123.43		297	123.29
Exercised	(1,074)	89.40		(279)	86.23
Forfeited	(195)	102.09		(60)	96.92
Outstanding as of December 31, 2019	4,806	102.04	3.9	1,270	96.33	2.6

Exercisable as of December 31, 2019	191	$88.81	1.0	—	$—	—

The PSARs compensation was an expense of $56 million for the year ended December 31, 2019 and an expense of $103 million for the year ended December 31, 2018 and a benefit of $4 million for the year ended December 31, 2017. The PSARs accrued compensation liability was $108 million as of December 31, 2019 and $89 million as of December 31, 2018. The unrecognized compensation expense related to nonvested PSARs awards was $35 million for the year ended December 31, 2019 and $54 million for the year ended December 31, 2018 and there was no unrecognized compensation expense related to nonvested PSARs awards for the year ended December 31, 2017. The weighted average period over which the expense is expected to be recognized is 3.9 years. The PSARs unrecognized

81

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

compensation expense represents the total intrinsic value of all shares issued if 100% vested at current stock price, minus current compensation liability.

The PRS compensation expense was $46 million for the year ended December 31, 2019 and $53 million for the year ended December 31, 2018 and $18 million for the year ended December 31, 2017. The PRS accrued compensation liability was $97 million for the year ended December 31, 2019 and $87 million for the year ended December 31, 2018. The Unrecognized compensation expense related to nonvested PRS awards was $67 million as of December 31, 2019, $69 million as of December 31, 2018 and $39 million as of December 31, 2017, respectively. The weighted average period over which the expense is expected to be recognized is 2.6 years. The PRS unrecognized compensation expense represents the total value of all shares issued if 100% vested at the current stock price, minus current compensation liability.

14.	Surplus notes

On October 11, 2019, MassMutual exchanged $57 million of its 5.625% surplus notes due 2033, $180 million of its 8.875% surplus notes due 2039, $137 million of its 5.375% surplus notes due 2041, $242 million of its 4.5% surplus notes due 2065 and $39 million cash for $838 million of 3.729% surplus notes due 2070. Interest on the 2070 surplus notes is payable semi-annually at a fixed rate of 3.729%.

The following table summarizes the surplus notes issued and outstanding as of December 31, 2019:

Issue	Face	Carrying	Interest	Maturity	Scheduled Annual Interest
Date	Amount	Value	Rate	Date	Payment Dates
($ In Millions)
11/15/1993	$250	$250	7.625%	11/15/2023	May 15 & Nov 15
03/01/1994	100	100	7.500%	03/01/2024	Mar 1 & Sept 1
05/12/2003	193	193	5.625%	05/15/2033	May 15 & Nov 15
06/01/2009	130	128	8.875%	06/01/2039	Jun 1 & Dec 1
01/17/2012	263	263	5.375%	12/01/2041	Jun 1 & Dec 1
04/15/2015	258	254	4.500%	04/15/2065	Apr 15 & Oct 15
03/20/2017	475	471	4.900%	04/01/2077	Apr 1 & Oct 1
10/11/2019	838	576	3.729%	10/15/2070	Apr 15 & Oct 15
Total	$2,507	$2,235

All payments of interest and principal are subject to the prior approval of the Division. Interest expense is not recorded until approval for payment is received from the Division. As of December 31, 2019, the unapproved interest was $24 million. Through December 31, 2019, the Company paid cumulative interest of $1,839 million on surplus notes. Interest of $132 million was approved and paid during the year ended December 31, 2019.

Anticipated sinking fund payments are due for the notes issued in 1993 and 1994 as follows: $62 million in 2021, $88 million in 2022, $150 million in 2023 and $50 million in 2024. There are no sinking fund requirements for the notes issued in 2003, 2009, 2012, 2015, 2017 or 2019.

These notes are unsecured and subordinate to all present and future indebtedness of the Company, all policy claims and all prior claims against the Company as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Division. Surplus notes are included in surplus on the Statutory Statements of Financial Position.

82

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

15.	Presentation of the Statutory Statements of Cash Flows

The following table presents those transactions that have affected the Company’s recognized assets or liabilities but have not resulted in cash receipts or payments during the years ended December 31, 2019 and 2018. Accordingly, the Company has excluded these non-cash activities from the Statutory Statements of Cash Flows for the years ended December 31, 2019 and 2018.

	Years Ended December 31,
	2019	2018	2017
	(In Millions)
Bonds received as consideration for group annuity contracts	$(916)	$(292)	$(490)
Premium recognized as for a group annuity contract	916	292	490
Bond conversions and refinancing	1,025	1,058	796
Change in market value of COLI	175	11	139
Transfer of mortgage loans to partnerships and LLCs	96	244	—
Stock conversion	64	128	331
Net investment income payment in-kind bonds	5	9	3
Dividend reinvestment	3	11	9
Transfer of common stocks - affiliated to partnerships and LLCs	—	1,334	—
Partnerships and LLCs contributed to Insurance Road LLC	—	476	743
Transfer of bonds to other than invested assets	—	200	—
Transfer of bonds to partnerships	—	81	—
Bonds and common stock contributed to EM Opportunities LLC	—	74	—
Premium ceded under new reinsurance agreement	—	—	4,002
Partnerships and LLCs contributed to MassMutual Asset Finance LLC	—	—	350
Transfer of real estate to partnerships and LLCs	—	—	138
Transfer of common stocks affiliated	—	—	103
Bond distributions from partnerships and LLCs	—	—	94
Stock to bond	—	—	74
Stock distributions from partnerships and LLCs	—	—	2
Funds held under coinsurance	—	—	(4,002)
Other	1	113	—

83

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

16.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. The principal risks include insurance and underwriting risks, investment and interest rate risks, currency exchange risk and credit risk. The combined impact of these risks could have a material, adverse effect on the Company’s financial statements or result in operating losses in future periods. The Company employs the use of reinsurance, portfolio diversification, asset/liability management processes and other risk management techniques to mitigate the impact of these risks.

Insurance and underwriting risks

The Company prices its products based on estimated benefit payments reflecting assumptions with respect to mortality, morbidity, longevity, persistency, interest rates and other factors. If actual policy experience emerges that is significantly and adversely different from assumptions used in product pricing, the effect could be material to the profitability of the Company. For participating whole life products, the Company’s dividends to policyholders primarily reflect the difference between actual investment, mortality, expense and persistency experience and the experience embedded in the whole life premiums and guaranteed elements. The Company also reinsures certain life insurance and other long-term care insurance policies to mitigate the impact of its underwriting risk.

Investment and interest rate risks

The fair value, cash flows and earnings of investments can be influenced by a variety of factors including changes in interest rates, credit spreads, equity markets, portfolio asset allocation and general economic conditions. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various investment risks, in particular interest rate risk. By effectively matching the market sensitivity of assets with the liabilities they support, the impact of interest rate changes is addressed, on an economic basis, as the change in the value of the asset is offset by a corresponding change in the value of the supported liability. The Company uses derivatives, such as interest rate swaps and swaptions, as well as synthetic assets to reduce interest rate and duration imbalances determined in asset/liability analyses.

The levels of U.S. interest rates are influenced by U.S. monetary policies and by the relative attractiveness of U.S. markets to investors versus other global markets. As interest rates increase, certain debt securities may experience amortization or prepayment speeds that are slower than those assumed at purchase, impacting the expected maturity of these securities and the ability to reinvest the proceeds at the higher yields. Rising interest rates may also result in a decrease in the fair value of the investment portfolio. As interest rates decline, certain debt securities may experience accelerated amortization and prepayment speeds than what was assumed at purchase. During such periods, the Company is at risk of lower net investment income as it may not be able to reinvest the proceeds at comparable yields. Declining interest rates may also increase the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and on interest credited to account holders. As interest rates decrease, investment spreads may contract as crediting rates approach minimum guarantees, resulting in an increased liability.

In periods of increasing interest rates, policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar denominated investments and medium-term notes along with its indirect international operations. The Company mitigates a portion of its currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

84

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Credit and other market risks

The Company manages its investments to limit credit and other market risks by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

Stressed conditions, volatility and disruptions in global capital markets or in particular markets or financial asset classes can have an adverse effect on the Company, in part because the Company has a large investment portfolio and assets supporting the Company’s insurance liabilities are sensitive to changing market factors. Global market factors, including interest rates, credit spread, equity prices, real estate markets, foreign currency exchange rates, consumer spending, business investment, government spending, the volatility and strength of the capital markets, deflation and inflation, all affect the business and economic environment and, ultimately, the profitability of the Company’s business. Disruptions in one market or asset class can also spread to other markets or asset classes. Upheavals in the financial markets can also affect the Company’s business through their effects on general levels of economic activity, employment and customer behavior.

Real estate markets are monitored continuously with attention on regional differences in price performance, absorption trends and supply and demand fundamentals that can impact the rate of foreclosures and delinquencies. Public sector strengths and weaknesses, job growth and macro-economic issues are factors that are closely monitored to identify any impact on the Company’s real estate related investments.

The CMBS, RMBS and leveraged loan sectors are sensitive to evolving conditions that can impair the cash flows realized by investors and is subject to uncertainty. Management’s judgment regarding OTTI and estimated fair value depends upon the evolving investment sector and economic conditions. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Any deterioration in economic fundamentals, especially related to the housing sector could affect management’s judgment regarding OTTI.

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDO. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDO and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lags the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of CDO may differ from the Company’s assumptions.

The Company continuously monitors its investments and assesses their liquidity and financial viability; however, the existence of the factors described above, as well as other market factors, could negatively impact the market value of the Company’s investments. If the Company sells its investments prior to maturity or market recovery, these investments may yield a return that is less than the Company otherwise would have been able to realize.

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the investment markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

Market risk arises within the Company’s employee benefit plans to the extent that the obligations of the plans are not fully matched by assets with determinable cash flows. Pension and postretirement obligations are subject to change due to fluctuations in the discount rates used to measure the liabilities as well as factors such as changes in inflation, salary increases and participants living longer. The risks are that such fluctuations could result in assets that are insufficient over time to cover the level of projected benefit obligations. In addition, increases in inflation and members living longer could increase the pension and postretirement obligations. Management determines the level of this risk using reports prepared by independent actuaries and takes action, where appropriate, in terms of setting investment strategy and determining contribution levels. In the event that the pension obligations arising under the Company’s employee benefit plans exceed the assets set aside to meet the obligations, the Company may be required to make

85

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

additional contributions or increase its level of contributions to these plans.

b.	Leases

The Company leases office space and equipment in the normal course of business under various noncancelable operating lease agreements. Additionally, the Company, as lessee, has entered various sublease agreements with affiliates for office space, such as Barings. Total rental expense on net operating leases, recorded in general insurance expenses, was $118 million for the year ended December 31, 2019 and $164 million for the year ended December 31, 2018. Net operating leases are net of sublease receipts of $10 million for the year ended December 31, 2019 and $11 million for the year ended December 31, 2018.

The Company has entered into two sale-leaseback transactions with unrelated parties to sell and leaseback certain fixed assets with book values of $110 million and $100 million, which resulted in no gain or loss. The leases have five year terms, which expire in 2020 and 2021 with annual lease payments of approximately $22 million and $20 million. At the end of the leases, the Company has the option to purchase the underlying assets at fair value.

Future minimum commitments for all lease obligations as of December 31, 2019 were as follows:

		Affiliated	Nonaffiliated
	Gross	Subleases	Subleases	Net
	(In Millions)

2020	$118	$5	$2	$111
2021	93	4	1	88
2022	62	1	1	60
2023	52	1	—	51
2024	37	—	—	37
Thereafter	59	—	—	59
Total	$421	$11	$4	$406

c.	Guaranty funds

The Company is subject to state insurance guaranty fund laws. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

d.	Litigation and regulatory matters

In the normal course of business, the Company is involved in disputes, litigation and governmental or regulatory inquiries, administrative proceedings, examinations and investigations, both pending and threatened. These matters, if resolved adversely against the Company or settled, may result in monetary damages, fines and penalties or require changes in the Company’s business practices. The resolution or settlement of these matters is inherently difficult to predict. Based upon the Company’s assessment of these pending matters, the Company does not believe that the amount of any judgment, settlement or other action arising from any pending matter is likely to have a material adverse effect on the statement of financial position. However, an adverse outcome in certain matters could have a material adverse effect on the results of operations for the period in which such matter is resolved, or an accrual is determined to be required, on the financial statement financial position, or on our reputation.

The Company evaluates the need for accruals of loss contingencies for each matter. When a liability for a matter is probable and can be estimated, the Company accrues an estimate of the loss and any related insurance recoveries, if any. An accrual is subject to subsequent adjustment as a result of additional information and other developments. The resolution of matters are inherently difficult to predict, especially in the early stages of matter. Even if a loss is

86

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

probable, due to many complex factors, such as speed of discovery and the timing of court decisions or rulings, a loss or range of loss may not be reasonably estimated until the later stages of the matter. For matters where a loss is material and it is either probable or reasonably possible then it is disclosed. For matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimated, no accrual is established, but the matter, if material, is disclosed.

e.	Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2019, the Company had approximately $622 million of these unsecured funding commitments to its subsidiaries and $387 million as of December 31, 2018. The unsecured commitments are included in private placements in the table below. As of December 31, 2019 and 2018, the Company had not funded, nor had an outstanding balance due on, these commitments.

In the normal course of business, the Company enters into letter of credit arrangements. The Company had outstanding letter of credit arrangements of approximately $145 million as of December 31, 2019 and approximately $192 million as of December 31, 2018. As of December 31, 2019 and 2018, the Company did not have any funding requests attributable to these letter of credit arrangements.

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2019, the Company had the following outstanding commitments:

	2020	2021	2022	2023	2024	Thereafter	Total
	(In Millions)
Private placements	$2,670	$340	$139	$672	$2	$1,920	$5,743
Mortgage loans	774	582	384	23	130	125	2,018
Real estate	1	—	—	—	—	—	1
Partnerships and LLC	288	168	983	388	146	518	2,491
LIHTCs (including equity
contributions)	107	158	119	1	—	6	391
Total	$3,840	$1,248	$1,625	$1,084	$278	$2,569	$10,644

In the normal course of business the Company enters into commitments related to property lease arrangements, certain indemnities, investments and other business obligations. As of December 31, 2019 and 2018, the Company had no outstanding obligations attributable to these commitments.

f.	Guarantees

In the normal course of business the Company enters into guarantees related to employee and retirement benefits, the maintenance of subsidiary regulatory capital, surplus levels and liquidity sufficient to meet certain obligations, and other property lease arrangements. If the Company were to recognize a liability, the financial statement impact would be to recognize either an expense or an investment in a subsidiary, controlled, or affiliated entity. The Company has no expectations for recoveries from third parties should these guarantees be triggered. As of December 31, 2019 and 2018, the Company had no outstanding obligations to any obligor attributable to these guarantees.

87

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following details contingent guarantees that are made on behalf of the Company’s subsidiaries and affiliates as of December 31, 2019.

Type of guarantee	Nature of guarantee (including term) and events and circumstances that would require the guarantor to perform under guarantee	Carrying amount of liability	Maximum potential amount of future payments (undiscounted) required under the guarantee

Employee and Retirement Benefits	The Company guarantees the payment of certain employee and retirement benefits for its wholly-owned subsidiary Barings, if the subsidiary is unable to pay.	—	The liabilities for these plans of $246 million have been recorded on the subsidiaries’ books and represent the Company’s maximum obligation.

Capital and Surplus Support of Subsidiaries	Certain guarantees of the Company provide for the maintenance of a subsidiary’s regulatory capital, surplus levels and liquidity sufficient to meet certain obligations. These unlimited guarantees are made on behalf of certain wholly-owned subsidiaries. (C.M. Life and MML Bay State Life).	—	These guarantees are not limited and cannot be estimated.

Other Property Lease Arrangements	The Company guarantees the payment of various lease obligations on behalf of its subsidiaries and affiliates.	—	The future maximum potential obligations are immaterial to the Company.

Real Estate Development Completion Guarantee	The Company issued a construction loan for a real estate development project. The land on which the property is to be built is subject to a ground lease. In conjunction with issuing this construction loan, the Company has also issued a completion guarantee to the land owner that pays only in the event the project is not completed. The project is expected to be completed by July 2020.	—	$350 million.

Secure Capital for Variable Annuity Separate Accounts	The Company guarantees the capital contributions required to be made by a variable annuity separate account contract holder in the event the contract holder fails to payoff a subscription line utilized to deploy capital for the separate account.	—	$35 million with the right to increase the line to $60 million.

88

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

17.	Related party transactions

MassMutual has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates where MassMutual, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services.

MassMutual has agreements with its subsidiaries and affiliates, including Insurance Road LLC (IRLLC), Copper Hill LLC (CHLLC), MML Investment Advisers LLC, The MassMutual Trust Company, FSB, MassMutual International LLC (MMI) and Baring International Investment Limited, where MassMutual receives revenue for certain recordkeeping and other services that MassMutual provides to customers who select, as investment options, mutual funds managed by these affiliates.

MassMutual has agreements with its subsidiaries, Barings, MML Investment Advisers LLC and MassMutual Intellectual Property LLC (MMIP), which provide investment advisory services and licensing agreements to MassMutual.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended
	2019	2018	2017
	(In Millions)
Fee income:
Management and service contracts and cost-sharing arrangements	$427	$440	$341
Investment advisory income	23	24	23
Recordkeeping and other services	21	22	23
Fee expense:
Investment advisory services	277	270	248
Royalty and licensing fees	58	56	26

The Company reported amounts due from subsidiaries and affiliates of $80 million as of December 31, 2019 and $99 million as of December 31, 2018. The Company reported amounts due to subsidiaries and affiliates of less than $1 million as of December 31, 2019 and 2018. Terms generally require settlement of these amounts within 30 to 90 days.

The Company’s wholly owned indirect subsidiary, Barings, invest a portion of their nonqualified compensation plan in GICs with the Company. For the year ended December 31, 2019, the Company credited interest on deposits of $3 million to the Barings contract. For the year ended December 31, 2018, the Company credited interest on deposits to the Barings contract of less than $1 million.

The Company held debt issued by MMHLLC that amounted to $1,948 million as of December 31, 2019 and $2,183 million as of December 31, 2018. The Company recorded interest income on MMHLLC debt of $80 million in 2019 and $78 million in 2018. Notes maturing as of December 2018 and March 2019 were refinanced at 4.3% annual interest for $380 million.

MassMutual and C.M. Life together, approved financing for MassMutual Asset Finance, LLC (MMAF) of $4,475 million for 2019 and 2018, which can be used to finance ongoing asset purchases and refinance existing Company provided lines of credit. As of December 31, 2019 and 2018, the Company approved financing of $4,229 million. During 2019, MMAF borrowed $1,959 million and repaid $2,068 million under the credit facility. During 2018 MMAF borrowed $1,198 million and repaid $896 million under the credit facility. Outstanding borrowings under the facility with MassMutual were $3,371 million as of December 31, 2019 and $ $3,479 million as of December 31, 2018. Interest for these borrowings was $90 million for the year ended December 31, 2019 and $79 million for the year ended December 31, 2018. The interest of this facility adjusts monthly based on the 30-day LIBOR.

89

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Together, MassMutual and C.M. Life, provide a credit facility to Jefferies Finance, LLC whereby Jefferies Finance, LLC (Jefferies) borrows cash through short-term approved financings to fund the purchase of loans for securitization. During 2019, Jefferies borrowed $405 million and repaid $359 million under the credit facility. During 2018, Jefferies borrowed $361 million and repaid $586 million under the credit facility. As of December 31, 2019, the outstanding borrowings under this facility were $46 million. All outstanding interest due under the facility, as of December 31, 2019 had been paid. The interest of this facility is calculated based on a full pass through of interest accrued on the underlying loans purchased.

In 2018, the Company contributed $476 million in private equity investments and $81 million in bonds to its subsidiary Insurance Road LLC. In 2019, IRLLC declared a distribution to the Company of $150 million. In 2018, IRLLC declared a distribution to the Company of $749 million.

The Company has reinsurance agreements with its subsidiary, C.M. Life, and its indirect subsidiary, MML Bay State, including stop-loss, Modco and yearly renewable term agreements on life insurance products. The Company also has coinsurance agreements with C.M. Life where the Company assumes substantially all of the premium on certain universal life policies.

As of December 31, 2019, the net reinsurance amounts due to C.M. Life and MML Bay State were $39 million and as of December 31, 2018, the net reinsurance amounts due to C.M. Life and MML Bay State were $40 million. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

The following table summarizes the reinsurance transactions for these reinsurance agreements:

	Years Ended December 31,
	2019	2018	2017
	(In Millions)

Premium assumed	$45	$49	$52
Modco adjustments, included in fees and other income	9	12	14
Expense allowance on reinsurance assumed, included in commissions	(14)	(20)	(20)
Policyholders’ benefits	(101)	(139)	(134)
Experience refunds (paid) received	(1)	(3)	1

For further information on common stocks - subsidiaries and affiliates, refer to Note 5c. “Common stocks - subsidiaries and affiliates.”

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. Refer to Note 16e. “Commitments” for information on the Company’s accounting policies regarding these related party commitments and Note 16f. “Guarantees” for information on the guarantees.

18.	Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2019 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries of Massachusetts Mutual Life Insurance Company

C.M. Life Insurance Company

MMAF Equipment Finance LLC

Berkshire Way LLC

MML Special Situations Investor LLC

Timberland Forest Holding LLC – 37% (remaining 63% owned by MassMutual Trad Private Equity LLC)

90

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

WP – SC, LLC – 81% (remaining 19% owned by C.M. Life Insurance Company)

MSP – SC, LLC

Insurance Road LLC

MM Copper Hill Road LLC

Jefferies Finance LLC– 50% (remaining 50% owned by Jefferies Group, Inc.)

MassMutual Retirement Services, LLC

MML Distributors LLC – 99% (remaining 1% owned by MassMutual Holding LLC)

MML Investment Advisers, LLC

Pioneers Gate LLC

MML Strategic Distributors, LLC

The MassMutual Trust Company, FSB

MassMutual Asset Finance LLC

MassMutual Mortgage Lending LLC

MML Private Placement Investment Company I, LLC

MML Private Equity Fund Investor LLC

MM Private Equity Intercontinental LLC

MassMutual Holding LLC

MassMutual International, LLC

MML Management Corporation

MML Mezzanine Investor II, LLC

MML Mezzanine Investor III, LLC

MassMutual External Benefits Group LLC

EM Opportunities LLC

MassMutual MCAM Insurance Company, Inc.

MassMutual Global Business Services India LLP

CML Global Capabilities

MM Global Capabilities I LLC

MM Global Capabilities II LLC

MM Global Capabilities III LLC

Subsidiaries of C.M. Life Insurance Company

MML Bay State Life Insurance Company

CML Mezzanine Investor III, LLC

CML Special Situations Investor LLC

Subsidiaries of MML Bay State Life Insurance Company

(No subsidiaries)

Subsidiaries of Timberland Forest Holding LLC

Lyme Adirondack Forest Company, LLC

Subsidiaries of Insurance Road LLC

MassMutual Trad Private Equity LLC

MassMutual Intellectual Property LLC

Trad Investments LLC

MML Investment Advisers, LLC

(No Subsidiaries)

Subsidiaries of MassMutual Asset Finance LLC

MMAF Equipment Finance LLC 2013-A

MMAF Equipment Finance LLC 2014-A

MMAF Equipment Finance LLC 2015-A

MMAF Equipment Finance LLC 2016-A

MMAF Equipment Finance LLC 2017-A

91

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MMAF Equipment Finance LLC 2017-B

MMAF Equipment Finance LLC 2018-A

MMAF Equipment Finance LLC 2019-A

MMAF Equipment Finance LLC 2019-B

Rozier LLC

Pioneers Gate LLC

(No subsidiaries)

Subsidiaries of MassMutual Holding LLC

Fern Street LLC

Haven Life Insurance Agency, LLC

MassMutual Assignment Company

MassMutual Capital Partners LLC

MassMutual Ventures Holding LLC

MM Rothesay Holdco US LLC

MML Investors Services, LLC

LifeScore Labs, LLC

Sleeper Street LLC

MM Asset Management Holding LLC

Subsidiaries of MassMutual International LLC

MassMutual Solutions LLC

Subsidiaries of MML Management Corporation

MassMutual Holding MSC, Inc.

MassMutual International Holding MSC, Inc.

Subsidiaries of MassMutual Ventures Holding LLC

MassMutual Ventures US I LLC

MassMutual Ventures US II LLC

MassMutual Ventures UK LLC

MassMutual Ventures Southeast Asia I LLC

MassMutual Ventures Management LLC

MassMutual Ventures SEA Management Private Limited (an indirect subsidiary of Subsidiary of MassMutual Ventures Holding LLC)

MML Investors Services, LLC

MMLISI Financial Alliances, LLC

MML Insurance agency, LLC

Subsidiaries of Barings LLC (a subsidiary of MM Asset Management Holding LLC)

Barings Finance LLC

Barings Securities LLC

Barings Guernsey Limited

Barings Asset Management (Asia) Holdings Limited

Barings Multifamily Capital Holdings LLC

Subsidiaries of Baring Asset Management Limited (an indirect subsidiary of MassMutual Baring Holding LLC)

Baring International Investment Limited

Baring International Investment Management Holdings Limited

Baring Fund Managers Limited

Baring Pension Trustees Limited

Baring Investment Services Limited

Barings Global Advisers Limited

92

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Barings European Core Property Fund GP Sàrl

Subsidiaries of Baring International Investment Limited

(No subsidiaries)

Information regarding filings of Subsidiaries and Controlled Affiliates

The following presents certain information regarding the Company’s valuation filings for controlled affiliates of the Company:

		As of December 31, 2019
	CUSIP	Gross Value	Non-admitted	Admitted	Latest Filing	2018 Approved Valuation	Filing Code	Valuation Method Disallowed?
	($ in Millions)

MassMutual Holding LLC	57543#-11-8	$13,868	$—	$13,868	8/22/2019	$9,338	Sub-2	No
The MassMutual Trust Co, FSB	57631@-10-5	27	—	27	5/28/2019	26	Sub-2	No
Cornerstone Global REIT Corp	21926@-10-5	—	—	—	7/31/2018	—	Sub-2	No
MML Management Corporation	55338@-10-5	1,083	—	1,083	5/28/2019	1,009	Sub-2	No
Aggregate Total:		$14,978	$—	$14,978		$10,373

19.	Subsequent events

Management of the Company has evaluated subsequent events through February 24, 2020, the date the financial statements were available to be issued to state regulators and subsequently on the Company’s website. No events have occurred subsequent to the date of the financial statements, except for:

On January 14, 2020, MassMutual issued a $550 million funding agreement with a 2.35% fixed rate and a 7-year maturity.

On January 15, 2020, MassMutual issued a $540 million funding agreement with a 3-month LIBOR rate and a 2-year maturity.

93

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

20.	Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2019	$3,992,400	$—	$3,992,400	$3,539,281	$(453,119)	$3,539,281	$3,439,138
September 30, 2019	16,909,029	—	16,909,029	15,191,932	(1,717,097)	15,191,932	14,639,756
June 30, 2019	6,980,030	—	6,980,030	6,187,029	(793,001)	6,187,029	7,133,620
March 31, 2019	7,791,000	—	7,791,000	7,634,637	(156,363)	7,634,637	7,683,021
December 31, 2018	4,550,173	—	4,550,173	3,815,559	(734,614)	3,815,559	4,014,514
September 30, 2018	4,320,826	—	4,320,826	3,663,181	(657,645)	3,663,181	3,687,297
June 30, 2018	634,235	—	634,235	279,221	(355,014)	279,221	386,752
March 31, 2018	645,690	—	645,690	488,181	(157,509)	488,181	448,494
December 31, 2017	3,949,513	—	3,949,513	1,958,759	(1,990,754)	1,958,759	2,023,952
September 30, 2017	4,436,542	—	4,436,542	876,942	(3,559,600)	876,942	4,647,683
June 30, 2017	40,538,551	—	40,538,551	39,808,956	(729,595)	39,808,956	60,990,732
March 31, 2017	41,788,380	—	41,788,380	41,391,889	(396,491)	41,391,889	56,156,936
December 31, 2016	42,175,938	—	42,175,938	42,045,721	(130,217)	42,045,721	54,619,477
September 30, 2016	44,266,478	—	44,266,478	41,890,535	(2,375,942)	41,890,535	61,300,066
June 30, 2016	49,097,217	—	49,097,217	48,202,703	(894,514)	48,202,703	63,207,410
March 31, 2016	57,985,071	—	57,985,071	55,783,979	(2,201,092)	55,783,979	70,578,397
December 31, 2015	4,881,394	—	4,881,394	4,783,194	(98,200)	4,783,194	4,728,736
September 30, 2015	50,531,382	—	50,531,382	45,665,859	(4,865,524)	45,665,859	58,523,652
June 30, 2015	66,924,927	—	66,924,927	65,240,585	(1,684,341)	65,240,585	72,953,475
March 31, 2015	17,856,447	—	17,856,447	17,681,510	(174,937)	17,681,510	17,553,999
December 31, 2014	69,225,743	—	69,225,743	68,301,291	(924,452)	68,301,291	79,410,553
September 30, 2014	645,721	—	645,721	604,437	(41,284)	604,437	627,381
June 30, 2014	57,012,606	—	57,012,606	55,422,168	(1,590,438)	55,422,168	75,253,388
March 31, 2014	91,702,041	—	91,702,041	80,744,074	(10,957,967)	80,744,074	97,672,071
December 31, 2013	113,707,951	—	113,707,951	108,815,640	(4,892,311)	108,815,640	111,783,052
September 30, 2013	81,945,730	—	81,945,730	80,589,482	(1,356,248)	80,589,482	77,049,314
June 30, 2013	147,215,936	—	147,215,936	142,140,572	(5,075,365)	142,140,572	130,973,023
March 31, 2013	194,772,025	—	194,772,025	188,372,089	(6,399,936)	188,372,089	176,678,910
December 31, 2012	378,096,660	—	378,096,660	366,323,110	(11,773,550)	366,323,110	333,086,073
September 30, 2012	816,573,456	—	816,573,456	788,350,823	(28,222,633)	788,350,823	697,683,289
June 30, 2012	912,025,937	—	912,025,937	890,494,221	(21,531,716)	890,494,221	708,872,106
March 31, 2012	1,095,018,529	—	1,095,018,529	1,058,132,041	(36,886,488)	1,058,132,041	841,095,013
December 31, 2011	1,090,904,993	—	1,090,904,993	1,056,761,288	(34,143,705)	1,056,761,288	754,310,838
September 30, 2011	762,320,632	—	762,320,632	738,510,048	(23,810,584)	738,510,048	546,494,232
June 30, 2011	1,130,732,656	—	1,130,732,656	1,078,535,670	(52,196,986)	1,078,535,670	839,143,290
March 31, 2011	1,097,705,351	—	1,097,705,351	1,068,852,204	(28,853,147)	1,068,852,204	816,688,348
December 31, 2010	968,742,508	—	968,742,508	950,111,417	(18,631,091)	950,111,417	708,895,637
September 30, 2010	915,728,030	—	915,728,030	889,896,058	(25,831,972)	889,896,058	673,462,493
June 30, 2010	1,362,887,892	—	1,362,887,892	1,335,628,212	(27,259,681)	1,335,628,212	975,241,506
March 31, 2010	1,471,905,696	—	1,471,905,696	1,391,337,543	(80,568,153)	1,391,337,543	1,015,645,802
December 31, 2009	1,349,124,214	—	1,349,124,214	1,290,817,168	(58,307,047)	1,290,817,168	852,088,739
September 30, 2009	2,953,442,689	(106,853,708)	2,846,588,981	2,700,948,264	(145,640,717)	2,700,948,264	1,692,409,640
Totals		$(106,853,708)			$(649,021,038)

94

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
24763LFY1	$182,113	$—	$182,113	$160,832	$-21,281	$160,832	$200,613
05535DAN4	1,930,918	—	1,930,918	1,855,207	-75,711	1,855,207	1,598,238
07384YPP5	187,700	—	187,700	39,691	-148,009	39,691	71,760
17307GRU4	164,558	—	164,558	133,524	-31,034	133,524	229,670
18974BAN9	134,619	—	134,619	125,398	-9,221	125,398	126,170
65535VRK6	797,949	—	797,949	712,007	-85,942	712,007	774,700
79548KXQ6	207,254	—	207,254	192,282	-14,972	192,282	113,588
85554NAG5	194,730	—	194,730	158,214	-36,515	158,214	187,575
12669FXR9	117,999	—	117,999	114,307	-3,692	114,307	101,165
23332UBW3	74,561	—	74,561	47,819	-26,742	47,819	35,659
Totals	$3,992,400	$—	$3,992,400	$3,539,281	$-453,119	$3,539,281	$3,439,138

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12667F2A2	$642,800	$—	$642,800	$484,346	$-158,455	$484,346	$68,241
32053LAA0	47,447	—	47,447	40,280	-7,167	40,280	47,846
761118FM5	2,843,393	—	2,843,393	2,789,133	-54,260	2,789,133	2,918,992
79548KXQ6	297,379	—	297,379	277,239	-20,140	277,239	60,979
23332UBW3	78,084	—	78,084	76,934	-1,151	76,934	43,636
576433H33	1,579,401	—	1,579,401	1,448,247	-131,155	1,448,247	1,448,863
12669GWN7	1,037,688	—	1,037,688	957,205	-80,484	957,205	936,853
17309FAE8	161,243	—	161,243	129,536	-31,707	129,536	159,357
36298XAA0	10,097,887	—	10,097,887	8,887,246	-1,210,641	8,887,246	8,841,272
92990GAE3	86,314	—	86,314	85,680	-634	85,680	87,117
US74951PBV94	37,392	—	37,392	16,087	-21,305	16,087	26,602
Totals	$16,909,029	$—	$16,909,029	$15,191,932	$-1,717,097	$15,191,932	$14,639,756

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
61750MAB1	$4,942	$—	$4,942	$4,899	$-42	$4,899	$4,344
18974BAN9	143,913	—	143,913	143,911	-2	143,911	141,999
761118FM5	3,338,972	—	3,338,972	3,276,460	-62,512	3,276,460	3,468,889
79548KXQ6	335,309	—	335,309	321,864	-13,445	321,864	218,663
55274SAM3	114,173	—	114,173	79,608	-34,565	79,608	119,029
57643QAE5	3,042,722	—	3,042,722	2,360,287	-682,436	2,360,287	3,180,695
Totals	$6,980,030	$—	$6,980,030	$6,187,029	$-793,001	$6,187,029	$7,133,620

95

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2019:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
61750MAB1	$5,275	$—	$5,275	$4,933	$(341)	$4,933	$4,989
65106FAG7	232,843	—	232,843	215,726	(17,118)	215,726	6,316
18974BAA7	285,889	—	285,889	270,801	(15,088)	270,801	278,616
18974BAN9	149,774	—	149,774	139,333	(10,441)	139,333	148,234
22541QQR6	1,569	—	1,569	—	(1,569)	—	1
32051GCF0	22,786	—	22,786	(6,720)	(29,507)	(6,720)	17,553
761118FM5	3,259,303	—	3,259,303	3,218,368	(40,935)	3,218,368	3,244,154
17309FAE8	200,512	—	200,512	200,501	(11)	200,501	208,828
466247UG6	467,713	—	467,713	452,359	(15,354)	452,359	459,812
57643QAE5	3,114,325	—	3,114,325	3,109,376	(4,949)	3,109,376	3,256,107
US74951PBV94	51,011	—	51,011	29,960	(21,051)	29,960	58,411
Totals	$7,791,000	$—	$7,791,000	$7,634,637	$(156,362)	$7,634,637	$7,683,021

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
65106FAG7	$205,885	$—	$205,885	$17,668	$(188,218)	$17,668	$21,031
18974BAA7	306,428	—	306,428	295,291	(11,137)	295,291	294,986
22541QQR6	28,742	—	28,742	(9,704)	(38,446)	(9,704)	1
32051GCF0	32,493	—	32,493	20,481	(12,012)	20,481	20,063
17309FAE8	203,743	—	203,743	202,326	(1,417)	202,326	201,875
57643QAE5	3,657,695	—	3,657,695	3,177,611	(480,084)	3,177,611	3,365,017
92990GAE3	115,186	—	115,186	111,886	(3,300)	111,886	111,541
Totals	$4,550,173	$—	$4,550,173	$3,815,559	$(734,614)	$3,815,559	$4,014,514

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
05535DCF9	$3,454,425	$—	$3,454,425	$3,141,048	$(313,377)	$3,141,048	$3,134,409
07384YPP5	321,829	—	321,829	148,884	(172,945)	148,884	132,968
07386HCP4	2,164	—	2,164	(6,255)	(8,418)	(6,255)	320
76110H4M8	1,715	—	1,715	(3,719)	(5,434)	(3,719)	641
79548KXQ6	423,086	—	423,086	383,222	(39,864)	383,222	292,015
939336Z48	117,607	—	117,607	—	(117,607)	—	126,945
Totals	$4,320,826	$—	$4,320,826	$3,663,181	$(657,645)	$3,663,181	$3,687,297

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
59020UW43	$337,732	$—	$337,732	$271,686	$(66,046)	$271,686	$354,508
76110H4M8	6,848	—	6,848	1,969	(4,879)	1,969	1,713
863579DV7	289,655	—	289,655	5,567	(284,089)	5,567	30,531
Totals	$634,235	$—	$634,235	$279,221	$(355,014)	$279,221	$386,752

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2018:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
07386HEN7	$43,711	$—	$43,711	$2,334	$(41,377)	$2,334	$1,609
79548KXQ6	520,764	—	520,764	476,293	(44,471)	476,293	365,994
45660NZY4	81,215	—	81,215	9,554	(71,661)	9,554	80,891
Totals	$645,690	$—	$645,690	$488,181	$(157,509)	$488,181	$448,494

96

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
03927RAA2	$2,886,563	$—	$2,886,563	$1,464,907	$(1,421,656)	$1,464,907	$1,481,241
03927RAB0	910,639	—	910,639	363,543	(547,096)	363,543	362,176
07386HCP4	7,995	—	7,995	1,386	(6,609)	1,386	2,673
12669GMS7	25,101	—	25,101	21,923	(3,177)	21,923	21,921
22541QQR6	21,202	—	21,202	12,504	(8,698)	12,504	16,106
2254W0NK7	97,695	—	97,695	94,495	(3,200)	94,495	139,833
86359ACG6	318	—	318	—	(318)	—	2
Totals	$3,949,513	$—	$3,949,513	$1,958,759	$(1,990,754)	$1,958,759	$2,023,952

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
22541NMA4	$42,273	$—	$42,273	$41,434	$(839)	$41,434	$41,095
22541NMB2	11,869	—	11,869	11,634	(234)	11,634	11,535
22541SSD1	12,232	—	12,232	20	(12,213)	20	5,978
52108MDP5	3,497,947	—	3,497,947	—	(3,497,947)	—	1,925,413
55274SAM3	167,196	—	167,196	153,991	(13,206)	153,991	179,429
76110W4J2	1,131	—	1,131	229	(902)	229	556
88157QAL2	686,945	—	686,945	660,921	(26,024)	660,921	2,125,943
89789KAC9	16,949	—	16,949	8,714	(8,235)	8,714	357,735
Totals	$4,436,542	$—	$4,436,542	$876,942	$(3,559,600)	$876,942	$4,647,683

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
76110H4M8	$4,413	$—	$4,413	$2,326	$(2,087)	$2,326	$4,073
86358RLG0	3,485	—	3,485	2,670	(815)	2,670	30,171
86359ACG6	16,324	—	16,324	2	(16,322)	2	2
88157QAL2	774,182	—	774,182	675,599	(98,583)	675,599	1,947,675
89789KAC9	17,294	—	17,294	8,920	(8,374)	8,920	356,047
77277LAF4	22,514,590	—	22,514,590	22,167,493	(347,097)	22,167,493	34,318,674
77277LAH0	1,135,088	—	1,135,088	1,118,159	(16,929)	1,118,159	2,738,435
77277LAJ6	16,073,175	—	16,073,175	15,833,787	(239,388)	15,833,787	21,595,653
Totals	$40,538,551	$—	$40,538,551	$39,808,956	$(729,595)	$39,808,956	$60,990,732

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2017:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
17307GH76	$274,894	$—	$274,894	$44,730	$(230,163)	$44,730	$152,777
22541QJR4	11,175	—	11,175	54	(11,122)	54	6,866
32051DCK6	182,177	—	182,177	160,728	(21,449)	160,728	179,180
55274SAM3	225,790	—	225,790	209,839	(15,951)	209,839	218,832
86358RA23	1,326,199	—	1,326,199	1,253,636	(72,563)	1,253,636	1,289,099
86359ACG6	6,287	—	6,287	49	(6,239)	49	2
US77277LAF40	22,537,014	—	22,537,014	22,514,590	(22,424)	22,514,590	31,699,907
US77277LAH06	1,136,182	—	1,136,182	1,135,088	(1,094)	1,135,088	2,662,526
US77277LAJ61	16,088,661	—	16,088,661	16,073,175	(15,486)	16,073,175	19,947,746
Totals	$41,788,380	$—	$41,788,380	$41,391,889	$(396,491)	$41,391,889	$56,156,936

97

PART C

OTHER INFORMATION

Item 24.         Financial Statements and Exhibits

(a) Financial Statements

Financial Statements included in Part A:

Condensed Financial Information

Financial Statements included in Part B:

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2019

Statements of Operations and Changes in Net Assets for the years ended December 31, 2019 and 2018

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2019 and 2018

Statutory Statements of Operations for the years ended 2019, 2018 and 2017

Statutory Statements of Changes in Surplus for the years ended December 31, 2019, 2018 and 2017

Statutory Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017

Notes to Statutory Financial Statements

(b) Exhibits

Exhibit 1     Resolution of Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account — Incorporated by reference to Initial Registration Statement File No. 333-45039 filed January 28, 1998

Exhibit 2     Not Applicable.

Exhibit 3     i.                Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement File No. 333-202684 filed March 12, 2015

ii.          Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

iii.       Template for Insurance Product Distribution Agreement (version 9/2014) MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

Exhibit 4     i.                Form of Individual Annuity Contract — Incorporated by reference to Initial Registration Statement File No. 333-109620 filed October 10, 2003

ii.          Form of Contract Schedule — Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement File No. 333-109620 filed October 2, 2007

iii.       Form of Guaranteed Minimum Income Benefit Rider — Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-109620 filed June 1, 2007

iv.      Form of Guaranteed Minimum Withdrawal Benefit Rider — Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement File No. 333-109620 filed October 2, 2007

v.         9/8/2008 Revisions (2008 Version): Form of Individual Annuity Contract; Form of Contract Schedule; Form of Guaranteed Minimum Income Benefit Rider; Exchange Endorsement; Unisex Annuity Rates Rider — Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-109620 filed August 19, 2008

vi.      Guaranteed Minimum Income Benefit Rider Endorsements — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-10962 filed September 18, 2012

Exhibit 5     Form of Individual Annuity Application — Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-109620 filed August 19, 2008

Exhibit 6     i.                Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

ii.          By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

Exhibit 7     Not Applicable.

Exhibit 8     i.                Fund Participation Agreements

a.   AIM Funds (Invesco Funds)

1.       Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•           Amendment No. 1 effective as of July 1, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•           Amendment Nos. 2 and 3 effective April 30, 2010 and May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

b.   Fidelity Funds

1.       Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

•           First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement dated May 22, 2017 — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

•           Amendment dated January 21, 2019 to Schedule A to the Amended and Restated Participation Agreement dated May 22, 2017, as amended — Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019

2.       Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

c.    Ivy Funds

1.       Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

•           First Amendment dated January 18, 2013 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

•           Second Amendment dated June 12, 2015 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-203063 filed June 18, 2015

•           Third Amendment dated February 18, 2016 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

•           Fourth Amendment dated October 1, 2016 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

•           Fifth Amendment dated March 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

d.   MML Funds

1.       Participation Agreement dated August 15, 2008 (MML Series Investment Fund, American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

2.       Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

•           First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•           Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•           Third Amendment dated April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

•           Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

•           Fifth Amendment dated August 28, 2012 — Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

•           Sixth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•           Seventh Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

•           Eighth Amendment dated February 20, 2020 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed on or about April 28, 2020

e.    MML II Funds

1.       Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

•           First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

•           Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•           Third Amendment dated as of April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

•           Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

•           Fifth Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•           Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-122804 filed March 1, 2013

•           Eighth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•           Ninth Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

•           Tenth Amendment dated February 20, 2020 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed on or about April 28, 2020

f.    PIMCO Funds

1.       Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company , C.M. Life Insurance Company and PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•           Amendment No. 1 effective as of June 30, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916 filed September 12, 2008

•           Termination, New Agreements and Amendments dated November 10, 2010 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

•           Amendment effective as of May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

•           Amendment signed March 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-95845 filed April 26, 2017

g.   Voya Funds

1.       Participation Agreement dated April 26, 2006 (Massachusetts Mutual Life Insurance Company, ING Funds Distributor, LLC and ING Variable Products Trust) — Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement File No. 033-73140 filed April 27, 2007

•           Amendments dated May 28, 2007 and April 3, 2008 — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

•           Amendment dated September 6, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

•           Amendment dated May 27, 2010 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•           Amendment dated January 17, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

•           Amendment dated December 23, 2014 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

•           Amendment dated June 29, 2016 — Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-112626 filed April 26, 2017

ii.  Rule 22c-2 Agreements (Shareholder Information Agreements)

a.       AIM Variable Insurance Funds effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

•           Form of Amendment No. 1 *

b.       Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

c.        Ivy Funds Variable Insurance Portfolios Amended and Restated Agreement dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

d.       MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

e.        MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

f.        PIMCO Variable Insurance Trust (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

g.       Voya Variable Products Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

Exhibit 9     Opinion and Consent of Counsel — Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-109620 filed April 28, 2010

Exhibit 10   i.               Auditor Consents:

•               Separate Account Financial Statements *

•               Company Financial Statements *

ii.              Powers of Attorney for:

•               Roger W. Crandall

•               Karen H. Bechtel

•               Mark T. Bertolini

•               Kathleen A. Corbet

•               James H. DeGraffenreidt, Jr.

•               Isabel D. Goren

•               Shelley B Leibowitz
•               Jeffrey H. Leiden

•               Sean Newth

•               Laura J. Sen

•               William T. Spitz

•               H. Todd Stitzer

•               Elizabeth A. Ward

— Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed on or about April 28, 2020

Exhibit 11   Not Applicable.

Exhibit 12   Not Applicable.

* Filed herewith

Item 25.         Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman	Kathleen A. Corbet, Director	Karen Bechtel, Director
1295 State Street B101	49 Cross Ridge Road	100 South Point Drive, Apt 3604
Springfield, MA 01111	New Canaan, CT 06840	Miami, FL 33139

Mark T. Bertolini, Director	James H. DeGraffenreidt, Jr., Director	Isabella D. Goren, Director
2472 Broadway #216	1340 Smith Avenue	8030 Acoma Lane
New York, NY 10025	Suite 200	Dallas, TX 75252
Baltimore, MD 21209
Jeffrey M. Leiden, Director		William T. Spitz, Director
3 Commonwealth	Laura J. Sen, Director	16 Wynstone
Avenue #2	95 Pembroke Street, Unit 1	Nashville, TN 37215
Boston, MA 02116	Boston, MA 02118

H. Todd Stitzer, Lead Director	Shelley B. Leibowitz, Director
1312 Casey Key Road	546 Haviland Road
Nokomis, FL 34275	Stamford, CT 06903

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer	M. Timothy Corbett, Chief Investment Officer
(principal executive officer)	1295 State Street
1295 State Street B101	Springfield, MA 01111
Springfield, MA 01111

Todd G. Picken, Treasurer	Pia Flanagan, Chief of Staff to the CEO
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Strategic Communications 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Chief Financial Officer and Chief Actuary	Gareth F. Ross, Head of Digital and Customer Experience
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael Fanning, Head of MassMutual U.S.	Geoffrey Craddock, Chief Risk Officer
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Sean Newth, Corporate Controller	Akintokunbo Akinbajo, Corporate Secretary
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Item 26.                          Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 24 in Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684, as filed with the Securities and Exchange Commission on or about April 28, 2020.

Item 27.        Number of Contract Owners

As of March 31, 2020, the number of contract owners was 12,793.

Item 28.        Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                          Principal Underwriters

(a)                     MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II.

(b)                     MMLIS and MSD are the principal underwriters for this contract. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address

John Vaccaro	Chief Executive Officer and Chairman of the Board	*

Wendy Benson	Director & President	*

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Michael Fanning	Director	*

Elizabeth Ward	Director	*

William F. Monroe, Jr.	Vice President, Chief Products & Services Officer	*

Susan Scanlon	Chief Compliance Officer	*

James P. Puhala	Deputy Chief Compliance Officer	*

Thomas Bauer	Chief Technology Officer	*

David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd., Charlotte, NC 28277

Mary B. Wilkinson	Vice President	11215 North Community House Rd., Charlotte, NC 28277

Joseph Sparacio	Agency Field Force Supervisor	11215 North Community House Rd., Charlotte, NC 28277

David Holtzer	Field Risk Officer	11215 North Community House Rd., Charlotte, NC 28277

Robert S. Rosenthal	Chief Legal Officer, Vice President and Secretary	*

Edward K. Duch, Ill	Assistant Secretary	*

Amy Francella	Assistant Secretary	470 Atlantic Avenue Boston, MA 02110

Alyssa M. O’Connor	Assistant Secretary	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kevin LaComb	Assistant Treasurer	*

Colleen Girouard	Continuing Education Officer	*

Mario Morton	Assistant Vice President and Registration Manager	*

Anthony Frogameni	Assistant Vice President and Chief Privacy Officer	*

Kelly Pirotta	AML Compliance Officer	*

John Rogan	Regional Vice President	*

Nick DeLuca	Regional Vice President	11001 North Black Canyon Highway Phoenix, AZ 85209

David Cove	Regional Vice President	*

Jack Yvon	Regional Vice President	*

Sean Murphy	Regional Vice President	Los Angeles, California

Michelle Pedigo	Regional Vice President	*

*              1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Eric Wietsma	Director, Chairman of the Board, Chief Executive Officer and President	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Elizabeth Ward	Director	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Robert S. Rosenthal	Chief Legal Officer, Secretary and Vice President	*

Susan Scanlon	Chief Compliance Officer	*

Kelly Pirrotta	AML Compliance Officer	*

Edward K. Duch, III	Assistant Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Mario Morton	Registration Manager	*

Paul LaPiana	Vice President	*

Vincent Baggetta	Chief Risk Officer	*

*     1295 State Street, Springfield, MA 01111-0001

(c)                For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 30.        Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 1295 State Street, Springfield, MA 01111.

Item 31.        Management Services

Not Applicable.

Item 32.        Undertakings

(a)                     Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)                     Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                      Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)                     Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the MassMutual EvolutionSM (“Evolution”) contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 26 to Registration Statement No. 333-109620 to be signed on its behalf by the undersigned thereto duly authorized, in the town of Ellington, and the State of Connecticut on this 27th day of April, 2020.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall
President and Chief Executive Officer
(principal executive officer)
Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	April 27, 2020
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	April 27, 2020
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Corporate Controller	April 27, 2020
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	April 27, 2020
Mark T. Bertolini

KAREN H. BECHTEL *	Director	April 27, 2020
Karen H. Betchel

KATHLEEN A. CORBET *	Director	April 27, 2020
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	April 27, 2020
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	April 27, 2020
Isabella D. Goren

SHELLEY B. LEIBOWITZ *	Director	April 27, 2020
Shelley B. Leibowitz

JEFFREY M. LEIDEN *	Director	April 27, 2020
Jeffrey M. Leiden

LAURA J. SEN *	Director	April 27, 2020
Laura J. Sen

WILLIAM T. SPITZ *	Director	April 27, 2020
William T. Spitz

H. TODD STITZER *	Director	April 27, 2020
H. Todd Stitzer

/s/ JOHN E. DEITELBAUM
* John E. Deitelbaum
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item No.	Exhibit

Item 24. b.	Exhibit 8	ii.	a.	Form of AIM Amendment No. 1 to Rule 22c-2 Agreement

Item 24. b.	Exhibit 10	i.	Auditor Consents
				•	Separate Account Financial Statements
				•	Company Financial Statements